Portfolio of Investments
Columbia Contrarian Core Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Communication Services 12.5%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	5,144,350	157,314,223
Verizon Communications, Inc.	1,240,783	67,436,556
Total		224,750,779
Entertainment 0.8%
Activision Blizzard, Inc.	735,995	31,920,103
Electronic Arts, Inc.(a)	437,830	40,753,217
Total		72,673,320
Interactive Media & Services 5.9%
Alphabet, Inc., Class A(a)	140,248	155,184,412
Alphabet, Inc., Class C(a)	184,887	204,046,840
Facebook, Inc., Class A(a)	1,093,885	194,131,771
Total		553,363,023
Media 2.7%
Comcast Corp., Class A	6,233,736	255,583,176
Wireless Telecommunication Services 0.7%
T-Mobile U.S.A., Inc.(a)	900,955	66,166,135
Total Communication Services		1,172,536,433
Consumer Discretionary 10.8%
Hotels, Restaurants & Leisure 2.7%
Aramark	1,843,735	64,143,540
Las Vegas Sands Corp.	628,380	34,560,900
McDonald’s Corp.	601,673	119,293,706
Restaurant Brands International, Inc.	584,300	38,446,940
Total		256,445,086
Household Durables 0.6%
D.R. Horton, Inc.	1,201,020	51,355,615
Internet & Direct Marketing Retail 5.0%
Amazon.com, Inc.(a)	190,795	338,674,481
eBay, Inc.	3,592,330	129,072,417
Total		467,746,898
Multiline Retail 0.4%
Dollar General Corp.	268,748	34,206,246
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.6%
Lowe’s Companies, Inc.	1,628,079	151,867,209
Textiles, Apparel & Luxury Goods 0.5%
PVH Corp.	360,873	30,742,771
Tapestry, Inc.	656,265	18,742,928
Total		49,485,699
Total Consumer Discretionary		1,011,106,753
Consumer Staples 6.5%
Beverages 0.1%
Constellation Brands, Inc., Class A	50,800	8,963,660
Food & Staples Retailing 1.0%
Sysco Corp.	1,331,093	91,605,820
Food Products 2.2%
ConAgra Foods, Inc.	1,903,826	50,965,422
Mondelez International, Inc., Class A	3,136,050	159,468,143
Total		210,433,565
Household Products 0.8%
Colgate-Palmolive Co.	1,108,665	77,185,257
Tobacco 2.4%
Philip Morris International, Inc.	2,878,950	222,053,414
Total Consumer Staples		610,241,716
Energy 4.9%
Energy Equipment & Services 0.8%
Schlumberger Ltd.	1,999,345	69,357,278
Oil, Gas & Consumable Fuels 4.1%
Canadian Natural Resources Ltd.	2,524,939	68,148,104
Chevron Corp.	1,942,448	221,147,705
EOG Resources, Inc.	1,187,688	97,247,893
Total		386,543,702
Total Energy		455,900,980
Columbia Contrarian Core Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 13.2%
Banks 6.3%
Citigroup, Inc.	3,733,506	232,037,398
JPMorgan Chase & Co.	2,494,913	264,360,982
Wells Fargo & Co.	2,138,360	94,879,033
Total		591,277,413
Capital Markets 2.4%
BlackRock, Inc.	230,727	95,880,912
Morgan Stanley	3,286,555	133,729,923
Total		229,610,835
Diversified Financial Services 3.3%
Berkshire Hathaway, Inc., Class B(a)	1,553,463	306,684,665
Insurance 1.2%
Aon PLC	618,391	111,353,667
Total Financials		1,238,926,580
Health Care 14.1%
Biotechnology 0.6%
Alexion Pharmaceuticals, Inc.(a)	508,945	57,856,868
Health Care Equipment & Supplies 5.9%
Abbott Laboratories	969,994	73,845,643
Baxter International, Inc.	798,070	58,610,261
Becton Dickinson and Co.	365,535	85,330,490
Dentsply Sirona, Inc.	1,574,300	84,807,541
Medtronic PLC	2,687,672	248,824,674
Total		551,418,609
Health Care Providers & Services 2.7%
Anthem, Inc.	491,464	136,617,163
Cigna Corp.	596,685	88,321,313
CVS Health Corp.	576,075	30,169,048
Total		255,107,524
Pharmaceuticals 4.9%
Allergan PLC	936,455	114,163,229
Johnson & Johnson	1,504,526	197,318,585
Pfizer, Inc.	3,566,444	148,078,755
Total		459,560,569
Total Health Care		1,323,943,570
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 6.0%
Aerospace & Defense 2.6%
Harris Corp.	404,480	75,714,611
Northrop Grumman Corp.	547,270	165,959,628
Total		241,674,239
Electrical Equipment 0.7%
Emerson Electric Co.	1,168,560	70,394,054
Industrial Conglomerates 2.1%
Honeywell International, Inc.	1,196,264	196,558,138
Machinery 0.6%
Caterpillar, Inc.	470,200	56,334,662
Total Industrials		564,961,093
Information Technology 22.9%
Communications Equipment 1.5%
Cisco Systems, Inc.	2,633,710	137,031,931
IT Services 7.5%
Fidelity National Information Services, Inc.	1,442,065	173,480,419
First Data Corp., Class A(a)	4,028,035	102,392,650
International Business Machines Corp.	505,150	64,148,999
MasterCard, Inc., Class A	1,258,909	316,603,024
Total System Services, Inc.	402,995	49,781,972
Total		706,407,064
Semiconductors & Semiconductor Equipment 2.8%
Broadcom, Inc.	151,785	38,195,177
Intel Corp.	1,065,500	46,924,620
Lam Research Corp.	374,740	65,433,351
Marvell Technology Group Ltd.	1,759,265	39,231,610
NVIDIA Corp.	179,675	24,338,776
NXP Semiconductors NV	544,130	47,970,501
Total		262,094,035
Software 7.7%
Adobe, Inc.(a)	363,630	98,507,367
CDK Global, Inc.	577,735	27,962,374
Microsoft Corp.	4,564,022	564,478,241
Palo Alto Networks, Inc.(a)	162,655	32,553,772
Total		723,501,754

2	Columbia Contrarian Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	1,811,996	317,226,140
Total Information Technology		2,146,260,924
Materials 4.1%
Chemicals 3.4%
Air Products & Chemicals, Inc.	523,425	106,564,096
Dow, Inc.	1,048,419	49,024,072
DuPont de Nemours, Inc.	3,937,510	120,172,805
Sherwin-Williams Co. (The)	111,619	46,818,590
Total		322,579,563
Metals & Mining 0.7%
Newmont Goldcorp Corp.	1,869,040	61,846,533
Total Materials		384,426,096
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITS) 1.5%
American Tower Corp.	677,372	141,414,952
Total Real Estate		141,414,952
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.0%
Electric Utilities 1.0%
American Electric Power Co., Inc.	1,096,480	94,428,858
Total Utilities		94,428,858
Total Common Stocks (Cost $6,557,391,078)		9,144,147,955

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(b),(c)	211,714,808	211,693,637
Total Money Market Funds (Cost $211,693,637)		211,693,637
Total Investments in Securities (Cost: $6,769,084,715)		9,355,841,592
Other Assets & Liabilities, Net		25,267,576
Net Assets		9,381,109,168

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	40,983,443	2,330,341,999	(2,159,610,634)	211,714,808	(2,538)	—	2,939,327	211,693,637
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Columbia Contrarian Core Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,172,536,433	—	—	—	1,172,536,433
Consumer Discretionary	1,011,106,753	—	—	—	1,011,106,753
Consumer Staples	610,241,716	—	—	—	610,241,716
Energy	455,900,980	—	—	—	455,900,980
Financials	1,238,926,580	—	—	—	1,238,926,580
Health Care	1,323,943,570	—	—	—	1,323,943,570
Industrials	564,961,093	—	—	—	564,961,093
Information Technology	2,146,260,924	—	—	—	2,146,260,924
Materials	384,426,096	—	—	—	384,426,096
Real Estate	141,414,952	—	—	—	141,414,952
Utilities	94,428,858	—	—	—	94,428,858
Total Common Stocks	9,144,147,955	—	—	—	9,144,147,955
Money Market Funds	—	—	—	211,693,637	211,693,637
Total Investments in Securities	9,144,147,955	—	—	211,693,637	9,355,841,592
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Contrarian Core Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Emerging Markets Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.0%
Issuer	Shares	Value ($)
Argentina 0.3%
MercadoLibre, Inc.(a)	7,078	4,038,141
Brazil 11.0%
Arco Platform Ltd., Class A(a)	158,413	6,083,059
B3 SA - Brasil Bolsa Balcao	1,028,600	9,575,748
BK Brasil Operacao e Assessoria a Restaurantes SA	3,993,900	20,407,420
Fleury SA	788,600	3,965,157
Itaú Unibanco Holding SA, ADR	2,772,800	24,677,920
Localiza Rent a Car SA	1,807,002	17,545,273
Lojas Renner SA	549,340	6,159,854
Magazine Luiza SA	108,600	5,402,670
Notre Dame Intermedica Participacoes SA	1,016,500	10,621,058
Pagseguro Digital Ltd., Class A(a)	395,235	12,655,425
Petroleo Brasileiro SA, ADR	1,292,444	18,649,967
Stone Co., Ltd., Class A(a)	194,585	4,903,542
Total		140,647,093
Canada 1.1%
First Quantum Minerals Ltd.	582,981	4,244,254
Parex Resources(a)	652,110	9,866,565
Total		14,110,819
China 27.3%
58.Com, Inc., ADR(a)	125,859	7,177,739
Alibaba Group Holding Ltd., ADR(a)	481,377	71,850,331
BeiGene Ltd., ADR(a)	95,216	11,228,823
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China International Travel Service Corp., Ltd., Class A	551,145	6,169,215
China Merchants Bank Co., Ltd., Class H	1,780,500	8,619,546
China Resources Cement Holdings Ltd.	10,512,000	9,114,722
CNOOC Ltd.	9,598,000	15,593,710
Industrial & Commercial Bank of China Ltd., Class H	15,895,000	11,360,750
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	652,711	10,773,370
Kingdee International Software Group Co., Ltd.	4,622,000	5,147,839
Kweichow Moutai Co., Ltd., Class A	40,348	5,184,133
Midea Group Co., Ltd., Class A	1,634,753	11,716,820
Common Stocks (continued)
Issuer	Shares	Value ($)
NetEase, Inc., ADR	61,638	15,323,823
New Oriental Education & Technology Group, Inc., ADR(a)	105,605	9,045,068
Nexteer Automotive Group Ltd.	4,629,000	5,668,814
Ping An Insurance Group Co. of China Ltd., Class H	2,238,500	24,838,871
Shenzhou International Group Holdings Ltd.	748,000	8,850,083
TAL Education Group, ADR(a)	310,237	10,675,255
Tencent Holdings Ltd.	1,753,600	73,121,010
Tencent Music Entertainment Group, ADR(a)	635,694	8,416,588
Wuliangye Yibin Co., Ltd., Class A	212,023	3,098,293
WuXi AppTec Co., Ltd., Class H(a)	511,200	5,598,092
Wuxi Biologics Cayman, Inc.(a)	1,199,000	11,344,370
Total		349,917,266
Hong Kong 1.9%
AIA Group Ltd.	1,464,400	13,756,879
Techtronic Industries Co., Ltd.	1,675,500	10,695,824
Total		24,452,703
Hungary 0.4%
Richter Gedeon Nyrt	261,293	4,699,471
India 13.3%
Apollo Hospitals Enterprise Ltd.	310,961	5,539,828
AU Small Finance Bank Ltd.	521,290	5,223,398
Bajaj Finance Ltd.	119,258	5,965,545
Balkrishna Industries Ltd.	363,256	4,072,989
Bandhan Bank Ltd.	429,783	3,673,194
Biocon Ltd.	564,963	4,399,492
Eicher Motors Ltd.	36,230	10,420,002
HDFC Asset Management Co., Ltd.	284,897	7,271,634
HDFC Bank Ltd., ADR	247,346	30,710,479
HDFC Life Insurance Co., Ltd.	1,964,108	12,480,278
Indraprastha Gas Ltd.	1,497,979	7,267,678
IndusInd Bank Ltd.	490,927	11,340,570
Jubilant Foodworks Ltd.	634,709	11,960,446
Maruti Suzuki India Ltd.	50,195	4,962,036
Petronet LNG Ltd.	2,285,927	8,127,854
Reliance Industries Ltd.	1,339,976	25,700,316
Tech Mahindra Ltd.	607,465	6,633,452
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Columbia Emerging Markets Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tejas Networks Ltd.(a)	1,903,604	5,150,066
Total		170,899,257
Indonesia 7.7%
PT Ace Hardware Indonesia Tbk	71,267,400	8,664,967
PT Astra International Tbk	23,905,000	12,529,495
PT Bank Central Asia Tbk	15,094,500	30,881,249
PT Bank Rakyat Indonesia Persero Tbk	110,976,700	31,977,188
PT Pakuwon Jati Tbk	160,903,400	7,941,823
PT Telekomunikasi Indonesia Persero Tbk(a)	25,309,800	6,934,191
Total		98,928,913
Luxembourg 0.5%
Ternium SA, ADR	265,678	6,392,213
Mexico 1.5%
Grupo Financiero Banorte SAB de CV, Class O	2,003,100	10,915,547
Mexichem SAB de CV	4,182,700	8,722,340
Total		19,637,887
Panama 0.6%
Copa Holdings SA, Class A	84,543	7,575,898
Peru 1.3%
Credicorp Ltd.	72,229	16,164,850
Philippines 1.5%
Ayala Land, Inc.	20,084,900	19,106,423
Poland 1.2%
Dino Polska SA(a)	297,929	9,665,425
KRUK SA(a)	122,895	5,156,119
Total		14,821,544
Russian Federation 4.7%
Detsky Mir PJSC	3,393,890	4,395,031
Lukoil PJSC, ADR	172,552	13,864,442
Mail.ru Group Ltd., GDR(a),(d)	405,164	9,262,049
Sberbank of Russia PJSC, ADR	672,133	9,685,946
TCS Group Holding PLC, GDR(d)	447,095	8,494,805
Yandex NV, Class A(a)	394,876	14,183,946
Total		59,886,219
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 4.8%
AVI Ltd.	1,092,276	6,705,317
Capitec Bank Holdings Ltd.	63,531	5,753,761
Clicks Group Ltd.	219,159	2,868,758
Naspers Ltd., Class N	207,252	46,725,282
Total		62,053,118
South Korea 6.9%
KB Financial Group, Inc.	201,426	7,409,929
LG Chem Ltd.	19,241	5,380,617
Pearl Abyss Corp.(a)	24,514	4,063,582
Samsung Electronics Co., Ltd.	1,231,103	43,829,517
SK Hynix, Inc.	255,850	13,987,725
SK Innovation Co., Ltd.	64,317	8,917,377
SK Telecom Co., Ltd.	24,201	5,083,939
Total		88,672,686
Taiwan 5.1%
ASMedia Technology, Inc.	338,000	6,036,044
MediaTek, Inc.	742,000	7,297,008
Silergy Corp.	326,000	4,621,866
Taiwan Semiconductor Manufacturing Co., Ltd.	6,055,048	44,748,902
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	79,182	3,036,630
Total		65,740,450
Thailand 2.5%
Mega Lifesciences PCL, Foreign Registered Shares	4,650,400	5,152,172
Muangthai Capital PCL, Foreign Registered Shares	8,946,500	15,229,249
Srisawad Corp., PCL, Foreign Registered Shares	2,238,610	3,524,440
Tisco Financial Group PCL, Foreign Registered Shares	2,772,900	7,738,036
Total		31,643,897
United States 0.4%
Universal Display Corp.	33,582	4,934,203
Total Common Stocks (Cost $858,671,692)		1,204,323,051

The accompanying Notes to Portfolio of Investments are an integral part of this statement.
2	Columbia Emerging Markets Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2019 (Unaudited)
Preferred Stocks 2.5%
Issuer	Shares	Value ($)
Brazil 1.7%
Azul SA(a)	1,048,300	10,419,017
Cia Brasileira de Distribuicao	293,600	6,506,570
Lojas Americanas SA	1,290,900	5,316,312
Total		22,241,899
South Korea 0.8%
Samsung Electronics Co., Ltd.	330,700	9,636,289
Total Preferred Stocks (Cost $26,313,243)		31,878,188
Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(e),(f)	49,364,579	49,359,643
Total Money Market Funds (Cost $49,359,643)		49,359,643
Total Investments in Securities (Cost $934,344,578)		1,285,560,882
Other Assets & Liabilities, Net		(4,987,816)
Net Assets		$1,280,573,066

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2019, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2019, the total value of these securities amounted to $17,756,854, which represents 1.39% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	44,632,401	262,857,183	(258,125,005)	49,364,579	50	—	435,941	49,359,643
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Columbia Emerging Markets Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	4,038,141	—	—	—	4,038,141
Brazil	140,647,093	—	—	—	140,647,093
Canada	14,110,819	—	—	—	14,110,819
China	133,717,627	216,199,638	1	—	349,917,266
Hong Kong	—	24,452,703	—	—	24,452,703
Hungary	—	4,699,471	—	—	4,699,471
India	30,710,479	140,188,778	—	—	170,899,257
Indonesia	—	98,928,913	—	—	98,928,913
Luxembourg	6,392,213	—	—	—	6,392,213
Mexico	19,637,887	—	—	—	19,637,887
Panama	7,575,898	—	—	—	7,575,898
Peru	16,164,850	—	—	—	16,164,850
Philippines	—	19,106,423	—	—	19,106,423
Poland	—	14,821,544	—	—	14,821,544
Russian Federation	14,183,946	45,702,273	—	—	59,886,219
South Africa	—	62,053,118	—	—	62,053,118
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
4	Columbia Emerging Markets Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
South Korea	—	88,672,686	—	—	88,672,686
Taiwan	3,036,630	62,703,820	—	—	65,740,450
Thailand	—	31,643,897	—	—	31,643,897
United States	4,934,203	—	—	—	4,934,203
Total Common Stocks	395,149,786	809,173,264	1	—	1,204,323,051
Preferred Stocks
Brazil	22,241,899	—	—	—	22,241,899
South Korea	—	9,636,289	—	—	9,636,289
Total Preferred Stocks	22,241,899	9,636,289	—	—	31,878,188
Money Market Funds	—	—	—	49,359,643	49,359,643
Total Investments in Securities	417,391,685	818,809,553	1	49,359,643	1,285,560,882
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 2 and 3 during the period.
Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	11,945,775	11,945,775	—
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Columbia Emerging Markets Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia Greater China Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 100.1%
Issuer	Shares	Value ($)
Communication Services 25.7%
Entertainment 3.3%
NetEase, Inc., ADR	11,446	2,845,590
Tencent Music Entertainment Group, ADR(a)	51,107	676,657
Total		3,522,247
Interactive Media & Services 22.4%
Tencent Holdings Ltd.	577,100	24,063,717
Total Communication Services		27,585,964
Consumer Discretionary 27.4%
Auto Components 0.9%
Nexteer Automotive Group Ltd.	819,000	1,002,972
Diversified Consumer Services 3.9%
New Oriental Education & Technology Group, Inc., ADR(a)	20,630	1,766,959
TAL Education Group, ADR(a)	70,085	2,411,625
Total		4,178,584
Hotels, Restaurants & Leisure 2.0%
China International Travel Service Corp., Ltd., Class A	62,500	699,591
Galaxy Entertainment Group Ltd.	246,000	1,489,489
Total		2,189,080
Household Durables 3.1%
Midea Group Co., Ltd., Class A	302,975	2,171,523
Qingdao Haier Co., Ltd., Class A	356,620	819,630
Techtronic Industries Co., Ltd.	51,000	325,567
Total		3,316,720
Internet & Direct Marketing Retail 13.8%
Alibaba Group Holding Ltd., ADR(a)	99,440	14,842,414
Textiles, Apparel & Luxury Goods 3.7%
Shenzhou International Group Holdings Ltd.	336,000	3,975,439
Total Consumer Discretionary		29,505,209
Consumer Staples 9.3%
Beverages 5.4%
China Resources Beer Holdings Co., Ltd.	392,000	1,715,277
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	154,290	2,546,645
Kweichow Moutai Co., Ltd., Class A	11,700	1,503,280
Total		5,765,202
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 3.9%
China Mengniu Dairy Co., Ltd.(a)	748,000	2,728,832
Foshan Haitian Flavouring & Food Co., Ltd., Class A	102,136	1,475,704
Total		4,204,536
Total Consumer Staples		9,969,738
Energy 4.6%
Oil, Gas & Consumable Fuels 4.6%
CNOOC Ltd.	3,029,500	4,921,978
Total Energy		4,921,978
Financials 20.0%
Banks 13.0%
Bank of China Ltd., Class H	1,974,000	818,482
China Construction Bank Corp., Class H	6,455,340	5,110,379
China Merchants Bank Co., Ltd., Class H	853,500	4,131,863
Industrial & Commercial Bank of China Ltd., Class H	5,505,000	3,934,629
Total		13,995,353
Insurance 7.0%
AIA Group Ltd.	161,200	1,514,347
Ping An Insurance Group Co. of China Ltd., Class H	543,500	6,030,791
Total		7,545,138
Total Financials		21,540,491
Health Care 7.6%
Biotechnology 2.5%
BeiGene Ltd., ADR(a)	8,250	972,922
CStone Pharmaceuticals(a)	450,000	660,494
Zai Lab Ltd., ADR(a)	39,732	1,041,376
Total		2,674,792
Life Sciences Tools & Services 2.4%
WuXi AppTec Co., Ltd., Class H(a)	89,200	976,819
Wuxi Biologics Cayman, Inc.(a)	170,500	1,613,190
Total		2,590,009
Columbia Greater China Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Greater China Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.7%
China Animal Healthcare Ltd.(a),(b),(c),(d)	1,050,000	0
CSPC Pharmaceutical Group Ltd.	686,000	1,106,874
Jiangsu Hengrui Medicine Co., Ltd., Class A	52,131	468,336
Sino Biopharmaceutical Ltd.	1,375,500	1,387,452
Total		2,962,662
Total Health Care		8,227,463
Industrials 1.9%
Electrical Equipment 1.0%
Zhuzhou CRRC Times Electric Co., Ltd., Class H	202,100	1,087,319
Transportation Infrastructure 0.9%
Shanghai International Airport Co., Ltd., Class A	91,900	917,035
Total Industrials		2,004,354
Information Technology 1.1%
Software 0.5%
Kingdee International Software Group Co., Ltd.	525,000	584,729
Technology Hardware, Storage & Peripherals 0.6%
Focus Media Information Technology Co., Ltd., Class A	742,956	598,944
Total Information Technology		1,183,673
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.1%
Construction Materials 1.1%
China Resources Cement Holdings Ltd.	1,394,000	1,208,706
Total Materials		1,208,706
Real Estate 1.4%
Real Estate Management & Development 1.4%
China Resources Land Ltd.	360,000	1,464,472
Total Real Estate		1,464,472
Total Common Stocks (Cost $58,674,676)		107,612,048

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(e),(f)	74,963	74,956
Total Money Market Funds (Cost $74,956)		74,956
Total Investments in Securities (Cost: $58,749,632)		107,687,004
Other Assets & Liabilities, Net		(227,948)
Net Assets		107,459,056

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2019, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	6,297,619	32,821,044	(39,043,700)	74,963	—	—	62,915	74,956
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Greater China Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Greater China Fund, May 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	3,522,247	24,063,717	—	—	27,585,964
Consumer Discretionary	19,020,998	10,484,211	—	—	29,505,209
Consumer Staples	—	9,969,738	—	—	9,969,738
Energy	—	4,921,978	—	—	4,921,978
Financials	—	21,540,491	—	—	21,540,491
Columbia Greater China Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Greater China Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Health Care	2,014,298	6,213,165	0*	—	8,227,463
Industrials	—	2,004,354	—	—	2,004,354
Information Technology	—	1,183,673	—	—	1,183,673
Materials	—	1,208,706	—	—	1,208,706
Real Estate	—	1,464,472	—	—	1,464,472
Total Common Stocks	24,557,543	83,054,505	0*	—	107,612,048
Money Market Funds	—	—	—	74,956	74,956
Total Investments in Securities	24,557,543	83,054,505	0*	74,956	107,687,004

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
4	Columbia Greater China Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Mid Cap Growth Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 2.4%
Entertainment 2.4%
Live Nation Entertainment, Inc.(a)	286,895	17,448,954
Madison Square Garden Co. (The), Class A(a)	76,390	22,599,218
Total		40,048,172
Total Communication Services		40,048,172
Consumer Discretionary 21.2%
Distributors 1.4%
Pool Corp.	129,310	23,247,352
Diversified Consumer Services 1.8%
Grand Canyon Education, Inc.(a)	244,500	29,305,770
Hotels, Restaurants & Leisure 9.0%
Chipotle Mexican Grill, Inc.(a)	37,300	24,616,881
Choice Hotels International, Inc.	313,484	25,796,598
Churchill Downs, Inc.	268,815	26,499,783
Domino’s Pizza, Inc.	136,238	38,078,521
Six Flags Entertainment Corp.	382,503	18,880,348
Texas Roadhouse, Inc.	323,700	16,592,862
Total		150,464,993
Household Durables 1.8%
NVR, Inc.(a)	9,220	29,518,475
Specialty Retail 7.2%
O’Reilly Automotive, Inc.(a)	109,579	40,694,353
Tractor Supply Co.	375,767	37,869,798
Ulta Beauty, Inc.(a)	122,709	40,908,727
Total		119,472,878
Total Consumer Discretionary		352,009,468
Consumer Staples 1.0%
Food Products 1.0%
Lamb Weston Holdings, Inc.	271,100	16,062,675
Total Consumer Staples		16,062,675
Energy 2.2%
Energy Equipment & Services 1.1%
Helmerich & Payne, Inc.	376,387	18,409,088
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.1%
Concho Resources, Inc.	185,062	18,137,927
Total Energy		36,547,015
Financials 5.7%
Banks 2.6%
First Republic Bank	189,000	18,336,780
SVB Financial Group(a)	120,400	24,248,560
Total		42,585,340
Capital Markets 3.1%
MSCI, Inc.	99,078	21,798,151
Raymond James Financial, Inc.	363,737	30,037,401
Total		51,835,552
Total Financials		94,420,892
Health Care 16.2%
Biotechnology 2.4%
Sarepta Therapeutics, Inc.(a)	171,552	19,531,195
Seattle Genetics, Inc.(a)	320,084	20,827,866
Total		40,359,061
Health Care Equipment & Supplies 6.8%
Align Technology, Inc.(a)	76,678	21,803,389
IDEXX Laboratories, Inc.(a)	79,521	19,861,960
ResMed, Inc.	169,986	19,398,802
STERIS PLC	218,027	29,145,850
Varian Medical Systems, Inc.(a)	172,788	21,816,213
Total		112,026,214
Health Care Providers & Services 2.3%
Encompass Health Corp.	338,209	19,927,274
Laboratory Corp. of America Holdings(a)	109,654	17,830,837
Total		37,758,111
Health Care Technology 1.4%
Veeva Systems Inc., Class A(a)	151,173	23,324,482
Life Sciences Tools & Services 3.3%
Agilent Technologies, Inc.	315,642	21,163,796
Mettler-Toledo International, Inc.(a)	46,860	33,883,998
Total		55,047,794
Total Health Care		268,515,662
Columbia Mid Cap Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 16.4%
Aerospace & Defense 2.8%
BWX Technologies, Inc.	426,984	19,871,835
HEICO Corp., Class A	262,045	25,748,542
Total		45,620,377
Building Products 1.8%
Lennox International, Inc.	114,785	30,315,866
Commercial Services & Supplies 4.8%
Cintas Corp.	90,590	20,095,580
Copart, Inc.(a)	449,661	32,141,768
Rollins, Inc.	741,999	27,876,903
Total		80,114,251
Machinery 3.3%
Donaldson Co., Inc.	512,070	24,297,721
Toro Co. (The)	470,855	30,680,912
Total		54,978,633
Professional Services 1.3%
CoStar Group, Inc.(a)	42,699	21,761,118
Road & Rail 1.4%
Old Dominion Freight Line, Inc.	177,000	23,441,880
Trading Companies & Distributors 1.0%
HD Supply Holdings, Inc.(a)	385,000	15,973,650
Total Industrials		272,205,775
Information Technology 27.9%
Electronic Equipment, Instruments & Components 2.0%
CDW Corp.	330,812	32,565,133
IT Services 9.1%
Booz Allen Hamilton Holdings Corp.	584,605	36,929,498
Gartner, Inc.(a)	176,116	26,646,350
GoDaddy, Inc., Class A(a)	419,265	31,193,316
Jack Henry & Associates, Inc.	121,800	15,982,596
VeriSign, Inc.(a)	113,559	22,141,734
WEX, Inc.(a)	98,569	18,623,627
Total		151,517,121
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc.(a)	610,000	16,720,100
Lam Research Corp.	175,744	30,686,660
Teradyne, Inc.	703,469	29,644,184
Total		77,050,944
Software 12.2%
ANSYS, Inc.(a)	185,026	33,212,167
Aspen Technology, Inc.(a)	297,549	33,804,542
Cadence Design Systems, Inc.(a)	446,298	28,371,164
Guidewire Software, Inc.(a)	185,046	18,600,824
New Relic, Inc.(a)	216,000	21,669,120
ServiceNow, Inc.(a)	172,477	45,176,901
Tyler Technologies, Inc.(a)	98,749	21,068,099
Total		201,902,817
Total Information Technology		463,036,015
Materials 1.3%
Chemicals 1.3%
Celanese Corp., Class A	236,670	22,467,083
Total Materials		22,467,083
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 3.0%
Equity LifeStyle Properties, Inc.	251,947	30,651,872
SBA Communications Corp.(a)	90,349	19,552,427
Total		50,204,299
Total Real Estate		50,204,299
Total Common Stocks (Cost $1,356,283,502)		1,615,517,056

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(b),(c)	47,739,935	47,735,161
Total Money Market Funds (Cost $47,735,161)		47,735,161
Total Investments in Securities (Cost: $1,404,018,663)		1,663,252,217
Other Assets & Liabilities, Net		(2,951,526)
Net Assets		1,660,300,691

2	Columbia Mid Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, May 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	19,029,731	513,781,771	(485,071,567)	47,739,935	76	—	418,864	47,735,161
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Mid Cap Growth Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	40,048,172	—	—	—	40,048,172
Consumer Discretionary	352,009,468	—	—	—	352,009,468
Consumer Staples	16,062,675	—	—	—	16,062,675
Energy	36,547,015	—	—	—	36,547,015
Financials	94,420,892	—	—	—	94,420,892
Health Care	268,515,662	—	—	—	268,515,662
Industrials	272,205,775	—	—	—	272,205,775
Information Technology	463,036,015	—	—	—	463,036,015
Materials	22,467,083	—	—	—	22,467,083
Real Estate	50,204,299	—	—	—	50,204,299
Total Common Stocks	1,615,517,056	—	—	—	1,615,517,056
Money Market Funds	—	—	—	47,735,161	47,735,161
Total Investments in Securities	1,615,517,056	—	—	47,735,161	1,663,252,217
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Mid Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Disciplined Small Core Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 3.4%
Entertainment 0.5%
Glu Mobile, Inc.(a)	60,100	479,598
Interactive Media & Services 0.4%
Meet Group, Inc. (The)(a)	90,000	348,300
Media 1.9%
Entravision Communications Corp., Class A	60,900	179,046
Gray Television, Inc.(a)	12,600	217,098
MSG Networks, Inc., Class A(a)	18,800	396,868
National CineMedia, Inc.	59,400	389,070
Nexstar Media Group, Inc., Class A	4,700	470,705
TEGNA, Inc.	5,700	86,298
Total		1,739,085
Wireless Telecommunication Services 0.6%
Shenandoah Telecommunications Co.	12,700	510,667
Total Communication Services		3,077,650
Consumer Discretionary 12.0%
Auto Components 0.5%
Dana, Inc.	8,900	129,851
Modine Manufacturing Co.(a)	9,100	116,935
Superior Industries International, Inc.	45,700	168,633
Total		415,419
Distributors 0.6%
Core-Mark Holding Co., Inc.	10,500	387,240
Funko, Inc., Class A(a)	6,800	141,168
Total		528,408
Hotels, Restaurants & Leisure 4.7%
Bloomin’ Brands, Inc.	13,500	260,685
Brinker International, Inc.	13,300	499,681
Dave & Buster’s Entertainment, Inc.	11,800	586,932
Dine Brands Global, Inc.	6,350	599,567
Everi Holdings, Inc.(a)	51,400	572,596
Penn National Gaming, Inc.(a)	16,300	307,255
Planet Fitness, Inc., Class A(a)	11,200	856,464
SeaWorld Entertainment, Inc.(a)	19,900	636,800
Total		4,319,980
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.5%
Turtle Beach Corp.(a)	32,000	266,240
Zagg, Inc.(a)	35,600	237,096
Total		503,336
Internet & Direct Marketing Retail 0.3%
Etsy, Inc.(a)	1,400	87,234
Stamps.com, Inc.(a)	4,650	155,961
Total		243,195
Leisure Products 1.2%
Malibu Boats, Inc., Class A(a)	13,300	477,470
MasterCraft Boat Holdings, Inc.(a)	5,900	117,174
Sturm Ruger & Co., Inc.	9,900	492,129
Total		1,086,773
Specialty Retail 2.6%
Abercrombie & Fitch Co., Class A	8,700	150,510
Bed Bath & Beyond, Inc.	31,800	403,542
Genesco, Inc.(a)	9,600	431,808
Lithia Motors, Inc., Class A	900	102,735
MarineMax, Inc.(a)	10,400	162,032
Office Depot, Inc.	182,200	357,112
Rent-A-Center, Inc.(a)	18,950	452,147
Shoe Carnival, Inc.	12,300	315,987
Tailored Brands, Inc.	8,400	44,184
Total		2,420,057
Textiles, Apparel & Luxury Goods 1.6%
Crocs, Inc.(a)	2,500	48,300
Deckers Outdoor Corp.(a)	4,050	616,005
Fossil Group, Inc.(a)	33,000	323,070
G-III Apparel Group Ltd.(a)	1,600	41,168
Movado Group, Inc.	13,300	342,608
Vera Bradley, Inc.(a)	6,300	68,985
Total		1,440,136
Total Consumer Discretionary		10,957,304
Columbia Disciplined Small Core Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 2.8%
Food & Staples Retailing 0.6%
Ingles Markets, Inc., Class A	6,200	184,822
SpartanNash Co.	32,500	375,050
Total		559,872
Food Products 0.5%
John B. Sanfilippo & Son, Inc.	5,550	425,408
Personal Products 1.4%
Edgewell Personal Care Co.(a)	10,200	291,108
Medifast, Inc.	4,400	567,380
Usana Health Sciences, Inc.(a)	6,430	455,115
Total		1,313,603
Tobacco 0.3%
Universal Corp.	2,600	146,952
Vector Group Ltd.	10,600	94,870
Total		241,822
Total Consumer Staples		2,540,705
Energy 3.3%
Energy Equipment & Services 1.3%
Cactus, Inc., Class A(a)	11,300	367,815
Keane Group, Inc.(a)	23,400	171,756
Mammoth Energy Services, Inc.	7,700	80,850
Matrix Service Co.(a)	26,600	481,460
Noble Corp. PLC(a)	9,400	18,236
Profire Energy, Inc.(a)	46,500	69,750
Total		1,189,867
Oil, Gas & Consumable Fuels 2.0%
California Resources Corp.(a)	21,900	354,780
CVR Energy, Inc.	12,400	526,628
Delek U.S. Holdings, Inc.	10,700	327,527
Denbury Resources, Inc.(a)	78,500	113,040
Renewable Energy Group, Inc.(a)	4,200	65,688
REX American Resources Corp.(a)	2,000	134,940
Southwestern Energy Co.(a)	49,000	175,910
W&T Offshore, Inc.(a)	8,400	35,280
World Fuel Services Corp.	4,300	125,302
Total		1,859,095
Total Energy		3,048,962
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.2%
Banks 7.4%
Bancorp, Inc. (The)(a)	57,400	510,860
Bank of NT Butterfield & Son Ltd. (The)	2,000	66,040
Banner Corp.	3,900	196,794
Brookline Bancorp, Inc.	4,800	68,880
Cadence BanCorp	12,900	238,650
Cathay General Bancorp	17,800	598,792
Chemical Financial Corp.	8,900	336,954
Customers Bancorp, Inc.(a)	24,150	476,238
Enterprise Financial Services Corp.	11,300	442,847
First BanCorp	57,700	574,692
Hancock Whitney Corp.	7,500	284,850
Hope Bancorp, Inc.	41,300	531,531
Iberiabank Corp.	9,150	654,225
International Bancshares Corp.	14,300	521,378
Metropolitan Bank Holding Corp.(a)	1,600	63,568
OFG Bancorp	29,500	554,010
Preferred Bank	10,000	437,700
S&T Bancorp, Inc.	700	26,390
United Community Banks, Inc.	7,600	201,476
Total		6,785,875
Capital Markets 1.6%
Cohen & Steers, Inc.	4,000	204,880
Federated Investors, Inc., Class B	21,100	644,183
Greenhill & Co., Inc.	9,200	137,724
Waddell & Reed Financial, Inc., Class A	29,600	478,040
Total		1,464,827
Consumer Finance 1.2%
Enova International, Inc.(a)	23,200	495,320
Nelnet, Inc., Class A	9,850	583,613
Total		1,078,933

2	Columbia Disciplined Small Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.0%
American Equity Investment Life Holding Co.	17,500	495,425
Employers Holdings, Inc.	12,900	535,866
Genworth Financial, Inc., Class A(a)	60,200	175,182
Selective Insurance Group, Inc.	1,550	111,057
Universal Insurance Holdings, Inc.	17,300	502,392
Total		1,819,922
Mortgage Real Estate Investment Trusts (REITS) 1.3%
Arbor Realty Trust, Inc.	11,825	145,566
Ladder Capital Corp., Class A	14,140	224,826
PennyMac Mortgage Investment Trust	23,900	497,120
Western Asset Mortgage Capital Corp.	31,100	301,359
Total		1,168,871
Thrifts & Mortgage Finance 3.7%
Essent Group Ltd.(a)	15,700	737,115
Federal Agricultural Mortgage Corp.	7,450	509,803
Merchants Bancorp	6,200	112,840
MGIC Investment Corp.(a)	53,100	719,505
NMI Holdings, Inc., Class A(a)	19,300	526,118
Radian Group, Inc.	33,200	745,340
Total		3,350,721
Total Financials		15,669,149
Health Care 15.1%
Biotechnology 5.6%
ACADIA Pharmaceuticals, Inc.(a)	8,880	213,031
Alder Biopharmaceuticals, Inc.(a)	26,811	290,095
Arena Pharmaceuticals, Inc.(a)	3,030	160,620
Array BioPharma, Inc.(a)	19,010	502,244
Atara Biotherapeutics, Inc.(a)	9,230	204,998
bluebird bio, Inc.(a)	2,190	262,625
Blueprint Medicines Corp.(a)	1,960	148,960
Clovis Oncology, Inc.(a)	6,425	94,962
Dynavax Technologies Corp.(a)	17,765	85,627
FibroGen, Inc.(a)	3,670	133,001
Gossamer Bio, Inc.(a)	8,871	162,428
Immunomedics, Inc.(a)	28,140	367,790
Insmed, Inc.(a)	10,250	248,153
Intercept Pharmaceuticals, Inc.(a)	1,710	141,622
Common Stocks (continued)
Issuer	Shares	Value ($)
Mirati Therapeutics, Inc.(a)	3,760	254,890
Precision BioSciences, Inc.(a)	16,614	223,126
Rubius Therapeutics, Inc.(a)	6,920	100,063
Sage Therapeutics, Inc.(a)	2,240	384,989
Sarepta Therapeutics, Inc.(a)	2,450	278,932
TCR2 Therapeutics, Inc.(a)	16,390	245,850
Turning Point Therapeutics, Inc.(a)	5,358	186,566
Ultragenyx Pharmaceutical, Inc.(a)	2,490	136,776
uniQure NV(a)	4,970	294,771
Total		5,122,119
Health Care Equipment & Supplies 3.0%
Integer Holdings Corp.(a)	7,850	550,285
Lantheus Holdings, Inc.(a)	13,500	323,865
LivaNova PLC(a)	2,650	190,535
Meridian Bioscience, Inc.	38,800	438,440
Quidel Corp.(a)	9,800	541,940
SurModics, Inc.(a)	7,400	300,144
Varex Imaging Corp.(a)	12,800	341,504
Total		2,686,713
Health Care Providers & Services 2.5%
Amedisys, Inc.(a)	850	95,463
Corvel Corp.(a)	3,250	240,435
Ensign Group, Inc. (The)	12,400	660,424
Magellan Health, Inc.(a)	1,350	89,141
Patterson Companies, Inc.	25,300	531,806
Tenet Healthcare Corp.(a)	11,500	229,540
Tivity Health, Inc.(a)	1,300	23,790
Triple-S Management Corp., Class B(a)	16,140	395,430
Total		2,266,029
Life Sciences Tools & Services 1.2%
Medpace Holdings, Inc.(a)	10,200	550,596
Syneos Health, Inc.(a)	14,000	577,220
Total		1,127,816
Pharmaceuticals 2.8%
Aerie Pharmaceuticals, Inc.(a)	8,360	304,471
ANI Pharmaceuticals, Inc.(a)	8,050	560,763
Endo International PLC(a)	57,800	286,110
GW Pharmaceuticals PLC, ADR(a)	1,920	332,621

Columbia Disciplined Small Core Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Horizon Therapeutics PLC(a)	16,260	387,476
Medicines Co. (The)(a)	7,730	275,574
Odonate Therapeutics, Inc.(a)	10,400	223,496
Supernus Pharmaceuticals, Inc.(a)	6,955	208,859
Total		2,579,370
Total Health Care		13,782,047
Industrials 14.4%
Aerospace & Defense 0.4%
National Presto Industries, Inc.	3,300	323,037
Building Products 2.6%
Advanced Drainage Systems, Inc.	19,900	570,732
American Woodmark Corp.(a)	750	54,368
Builders FirstSource, Inc.(a)	36,300	511,104
Continental Building Product(a)	19,100	435,862
CSW Industrials, Inc.	3,250	207,772
Gibraltar Industries, Inc.(a)	2,520	89,964
Masonite International Corp.(a)	4,100	194,955
Quanex Building Products Corp.	16,800	260,568
Total		2,325,325
Commercial Services & Supplies 1.4%
Deluxe Corp.	6,200	230,640
Ennis, Inc.	12,500	231,500
HNI Corp.	14,000	464,240
Quad/Graphics, Inc.	14,700	123,039
SP Plus Corp.(a)	6,800	211,004
Total		1,260,423
Construction & Engineering 1.0%
EMCOR Group, Inc.	4,500	362,520
Great Lakes Dredge & Dock Corp.(a)	53,270	566,793
Total		929,313
Electrical Equipment 0.6%
Atkore International Group, Inc.(a)	24,900	582,411
Machinery 3.9%
Barnes Group, Inc.	5,400	279,288
EnPro Industries, Inc.	8,300	460,567
Federal Signal Corp.	23,600	563,804
Franklin Electric Co., Inc.	2,700	118,341
Global Brass & Copper Holdings, Inc.	2,800	122,164
Common Stocks (continued)
Issuer	Shares	Value ($)
Gorman-Rupp Co.	4,500	133,515
Hillenbrand, Inc.	14,900	554,727
Milacron Holdings Corp.(a)	20,400	234,192
Rexnord Corp.(a)	24,000	631,440
Wabash National Corp.	34,000	459,340
Total		3,557,378
Professional Services 2.0%
Heidrick & Struggles International, Inc.	15,700	476,652
Insperity, Inc.	600	68,340
Kforce, Inc.	15,600	542,100
Korn/Ferry International	10,800	465,264
TriNet Group, Inc.(a)	4,300	272,534
Total		1,824,890
Road & Rail 0.8%
ArcBest Corp.	9,300	233,151
Saia, Inc.(a)	4,300	253,700
USA Truck, Inc.(a)	3,500	39,830
YRC Worldwide, Inc.(a)	52,700	224,502
Total		751,183
Trading Companies & Distributors 1.7%
Applied Industrial Technologies, Inc.	9,830	534,064
BMC Stock Holdings, Inc.(a)	22,700	454,681
Kaman Corp.	9,700	539,417
Total		1,528,162
Total Industrials		13,082,122
Information Technology 15.1%
Communications Equipment 1.0%
Acacia Communications, Inc.(a)	6,500	302,900
ADTRAN, Inc.	24,210	379,613
Extreme Networks, Inc.(a)	42,200	237,586
Total		920,099
Electronic Equipment, Instruments & Components 3.2%
AVX Corp.	14,900	220,371
Benchmark Electronics, Inc.	2,500	55,225
Fabrinet (a)	12,000	511,680
Insight Enterprises, Inc.(a)	10,200	525,096
Novanta, Inc.(a)	6,350	508,127
PC Connection, Inc.	13,700	434,838

4	Columbia Disciplined Small Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Scansource, Inc.(a)	5,000	146,050
Tech Data Corp.(a)	5,100	462,315
Total		2,863,702
IT Services 2.4%
Cardtronics PLC, Class A(a)	17,600	531,520
Cass Information Systems, Inc.	1,460	65,802
EVERTEC, Inc.	21,200	607,592
KBR, Inc.	6,900	153,318
MAXIMUS, Inc.	5,150	366,938
TTEC Holdings, Inc.	11,700	464,256
Total		2,189,426
Semiconductors & Semiconductor Equipment 2.4%
Amkor Technology, Inc.(a)	70,500	456,840
Cirrus Logic, Inc.(a)	14,800	553,076
Diodes, Inc.(a)	15,800	488,694
MACOM Technology Solutions Holdings, Inc.(a)	13,300	188,195
Photronics, Inc.(a)	6,300	51,093
Synaptics, Inc.(a)	16,000	423,200
Total		2,161,098
Software 5.5%
Bottomline Technologies de, Inc.(a)	3,300	144,144
CommVault Systems, Inc.(a)	10,400	478,920
HubSpot, Inc.(a)	4,600	797,088
j2 Global, Inc.	8,275	697,500
Paylocity Holding Corp.(a)	6,600	661,452
Progress Software Corp.	14,600	598,016
Qualys, Inc.(a)	3,600	318,996
SPS Commerce, Inc.(a)	4,850	494,360
Tenable Holdings, Inc.(a)	16,100	448,385
TiVo Corp.	56,500	406,800
Total		5,045,661
Technology Hardware, Storage & Peripherals 0.6%
Cray, Inc.(a)	3,300	115,533
Immersion Corp.(a)	61,000	459,940
Total		575,473
Total Information Technology		13,755,459
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.5%
Chemicals 1.5%
Chase Corp.	1,950	198,295
Ingevity Corp.(a)	6,650	583,205
Quaker Chemical Corp.	925	167,296
Stepan Co.	4,250	360,655
Total		1,309,451
Metals & Mining 1.1%
Materion Corp.	9,450	571,252
Schnitzer Steel Industries, Inc., Class A	21,800	460,198
Total		1,031,450
Paper & Forest Products 0.9%
Louisiana-Pacific Corp.	29,100	664,062
Verso Corp., Class A(a)	10,200	175,644
Total		839,706
Total Materials		3,180,607
Real Estate 7.4%
Equity Real Estate Investment Trusts (REITS) 6.8%
American Assets Trust, Inc.	11,900	540,141
Americold Realty Trust	16,400	513,320
Braemar Hotels & Resorts, Inc.	16,800	175,392
CareTrust REIT, Inc.	9,700	235,807
CoreCivic, Inc.	30,100	659,190
CorEnergy Infrastructure Trust, Inc.	14,406	555,927
EastGroup Properties, Inc.	4,550	505,050
GEO Group, Inc. (The)	28,200	618,426
Industrial Logistics Properties Trust	3,900	73,554
Investors Real Estate Trust	8,748	506,422
Piedmont Office Realty Trust, Inc.	11,500	233,795
PS Business Parks, Inc.	4,280	688,738
Ryman Hospitality Properties, Inc.	1,650	131,917
Washington Prime Group, Inc.	94,800	388,680
Xenia Hotels & Resorts, Inc.	20,000	418,200
Total		6,244,559

Columbia Disciplined Small Core Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.6%
RE/MAX Holdings, Inc., Class A	2,000	59,240
RMR Group, Inc. (The), Class A	9,500	458,090
Total		517,330
Total Real Estate		6,761,889
Utilities 3.7%
Electric Utilities 1.6%
El Paso Electric Co.	800	46,560
IDACORP, Inc.	450	45,121
Otter Tail Corp.	1,200	59,604
PNM Resources, Inc.	11,900	560,609
Portland General Electric Co.	14,150	747,969
Total		1,459,863
Gas Utilities 1.4%
Chesapeake Utilities Corp.	6,025	546,950
Southwest Gas Holdings, Inc.	8,050	685,377
Total		1,232,327
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.6%
NorthWestern Corp.	7,300	517,862
Water Utilities 0.1%
SJW Corp.	1,900	117,097
Total Utilities		3,327,149
Total Common Stocks (Cost $90,426,360)		89,183,043

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(b),(c)	1,759,761	1,759,585
Total Money Market Funds (Cost $1,759,585)		1,759,585
Total Investments in Securities (Cost: $92,185,945)		90,942,628
Other Assets & Liabilities, Net		186,341
Net Assets		91,128,969

At May 31, 2019, securities and/or cash totaling $92,300 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	26	06/2019	USD	1,906,450	—	(148,960)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	2,838,511	19,028,407	(20,107,157)	1,759,761	10	—	31,966	1,759,585
Abbreviation Legend
ADR	American Depositary Receipt
6	Columbia Disciplined Small Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2019 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Disciplined Small Core Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	3,077,650	—	—	—	3,077,650
Consumer Discretionary	10,957,304	—	—	—	10,957,304
Consumer Staples	2,540,705	—	—	—	2,540,705
Energy	3,048,962	—	—	—	3,048,962
Financials	15,669,149	—	—	—	15,669,149
Health Care	13,782,047	—	—	—	13,782,047
Industrials	13,082,122	—	—	—	13,082,122
Information Technology	13,755,459	—	—	—	13,755,459
Materials	3,180,607	—	—	—	3,180,607
Real Estate	6,761,889	—	—	—	6,761,889
Utilities	3,327,149	—	—	—	3,327,149
Total Common Stocks	89,183,043	—	—	—	89,183,043
Money Market Funds	—	—	—	1,759,585	1,759,585
Total Investments in Securities	89,183,043	—	—	1,759,585	90,942,628
Investments in Derivatives
Liability
Futures Contracts	(148,960)	—	—	—	(148,960)
Total	89,034,083	—	—	1,759,585	90,793,668
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
8	Columbia Disciplined Small Core Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Small Cap Growth Fund I, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 91.5%
Issuer	Shares	Value ($)
Communication Services 0.7%
Entertainment 0.7%
World Wrestling Entertainment, Inc., Class A	55,192	4,014,666
Total Communication Services		4,014,666
Consumer Discretionary 15.3%
Diversified Consumer Services 0.9%
Chegg, Inc.(a)	136,300	5,105,798
Hotels, Restaurants & Leisure 6.3%
Dave & Buster’s Entertainment, Inc.	58,900	2,929,686
Penn National Gaming, Inc.(a)	255,600	4,818,060
Planet Fitness, Inc., Class A(a)	186,200	14,238,714
Texas Roadhouse, Inc.	154,500	7,919,670
Wingstop, Inc.	74,900	5,968,032
Total		35,874,162
Internet & Direct Marketing Retail 1.5%
Etsy, Inc.(a)	134,200	8,362,002
Multiline Retail 1.0%
Ollie’s Bargain Outlet Holdings, Inc.(a)	58,900	5,814,608
Specialty Retail 5.6%
Five Below, Inc.(a)	103,000	13,259,190
Floor & Decor Holdings, Inc.(a)	318,300	11,306,016
Monro, Inc.	96,100	7,660,131
Total		32,225,337
Total Consumer Discretionary		87,381,907
Consumer Staples 1.1%
Food Products 0.4%
Calavo Growers, Inc.	24,900	2,177,505
Personal Products 0.7%
Medifast, Inc.	30,800	3,971,660
Total Consumer Staples		6,149,165
Energy 0.4%
Energy Equipment & Services 0.4%
Frank’s International NV(a)	405,200	2,305,588
Total Energy		2,305,588
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 3.3%
Insurance 0.8%
Goosehead Insurance, Inc., Class A	120,500	4,413,915
Thrifts & Mortgage Finance 2.5%
LendingTree, Inc.(a)	37,800	14,202,972
Total Financials		18,616,887
Health Care 33.5%
Biotechnology 6.3%
Adamas Pharmaceuticals, Inc.(a)	317,523	1,492,358
Apellis Pharmaceuticals, Inc.(a)	45,588	915,863
Array BioPharma, Inc.(a)	270,100	7,136,042
bluebird bio, Inc.(a)	10,922	1,309,766
CareDx, Inc.(a)	249,447	7,887,514
Immunomedics, Inc.(a)	153,600	2,007,552
Ligand Pharmaceuticals, Inc.(a)	63,200	6,786,416
Mirati Therapeutics, Inc.(a)	31,000	2,101,490
Precision BioSciences, Inc.(a)	120,289	1,615,482
Sarepta Therapeutics, Inc.(a)	27,600	3,142,260
uniQure NV(a)	28,800	1,708,128
Total		36,102,871
Health Care Equipment & Supplies 12.6%
BioLife Solutions, Inc.(a)	165,800	2,939,634
Cantel Medical Corp.	159,900	10,991,526
Glaukos Corp.(a)	66,100	4,262,128
Insulet Corp.(a)	104,100	11,429,139
Neogen Corp.(a)	155,600	8,768,060
Quidel Corp.(a)	265,100	14,660,030
Quotient Ltd.(a)	420,700	4,068,169
Tactile Systems Technology, Inc.(a)	80,000	3,842,400
West Pharmaceutical Services, Inc.	92,200	10,566,120
Total		71,527,206
Columbia Small Cap Growth Fund I | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 5.5%
Addus HomeCare Corp.(a)	50,100	3,425,838
Amedisys, Inc.(a)	51,300	5,761,503
Chemed Corp.	34,283	11,242,767
Guardant Health, Inc.(a)	141,014	10,841,156
Total		31,271,264
Health Care Technology 2.0%
Teladoc Health, Inc.(a)	198,465	11,534,786
Life Sciences Tools & Services 6.6%
Bio-Techne Corp.	107,800	21,349,790
Charles River Laboratories International, Inc.(a)	64,300	8,066,435
Codexis, Inc.(a)	167,800	3,037,180
Quanterix Corp.(a)	194,400	4,978,584
Total		37,431,989
Pharmaceuticals 0.5%
Reata Pharmaceuticals, Inc., Class A(a)	36,200	3,086,774
Total Health Care		190,954,890
Industrials 14.2%
Aerospace & Defense 1.1%
Aerojet Rocketdyne Holdings, Inc.(a)	166,000	6,404,280
Building Products 3.2%
Simpson Manufacturing Co., Inc.	183,100	11,139,804
Trex Company, Inc.(a)	117,500	7,028,850
Total		18,168,654
Commercial Services & Supplies 3.7%
Casella Waste Systems, Inc., Class A(a)	170,700	6,609,504
Healthcare Services Group, Inc.	458,200	14,483,702
Total		21,093,206
Machinery 2.8%
John Bean Technologies Corp.	78,300	8,029,665
Proto Labs, Inc.(a)	77,300	7,757,055
Total		15,786,720
Professional Services 0.7%
Exponent, Inc.	75,800	4,248,590
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.7%
Knight-Swift Transportation Holdings, Inc.	245,300	6,780,092
Saia, Inc.(a)	143,100	8,442,900
Total		15,222,992
Total Industrials		80,924,442
Information Technology 19.0%
Electronic Equipment, Instruments & Components 0.8%
Littelfuse, Inc.	28,000	4,569,880
IT Services 1.5%
Twilio, Inc., Class A(a)	64,602	8,526,818
Semiconductors & Semiconductor Equipment 0.5%
Monolithic Power Systems, Inc.	24,400	2,841,380
Software 16.2%
Alteryx, Inc., Class A(a)	73,300	6,366,838
Avalara, Inc.(a)	55,000	3,720,200
Carbon Black, Inc.(a)	218,900	3,294,445
Coupa Software, Inc.(a)	125,000	13,651,250
Everbridge, Inc.(a)	136,000	10,695,040
Five9, Inc.(a)	74,700	3,835,845
ForeScout Technologies, Inc.(a)	133,600	4,291,232
HubSpot, Inc.(a)	39,570	6,856,689
Mimecast Ltd.(a)	166,100	7,540,940
Paylocity Holding Corp.(a)	79,900	8,007,578
RingCentral, Inc., Class A(a)	52,900	6,340,065
Smartsheet, Inc., Class A(a)	138,000	5,931,240
Tenable Holdings, Inc.(a)	169,400	4,717,790
Trade Desk, Inc. (The), Class A(a)	37,700	7,495,137
Total		92,744,289
Total Information Technology		108,682,367
Materials 1.9%
Chemicals 1.9%
Balchem Corp.	93,700	8,497,653
Livent Corp.(a)	364,100	2,301,112
Total		10,798,765
Total Materials		10,798,765

2	Columbia Small Cap Growth Fund I | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.1%
Equity Real Estate Investment Trusts (REITS) 2.1%
Coresite Realty Corp.	41,800	4,878,896
STORE Capital Corp.	203,104	6,950,219
Total		11,829,115
Total Real Estate		11,829,115
Total Common Stocks (Cost $456,049,097)		521,657,792

Limited Partnerships 1.0%

Energy 1.0%
Oil, Gas & Consumable Fuels 1.0%
Viper Energy Partners LP	213,600	5,980,800
Total Energy		5,980,800
Total Limited Partnerships (Cost $7,125,986)		5,980,800

Money Market Funds 7.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(b),(c)	41,433,941	41,429,798
Total Money Market Funds (Cost $41,429,798)		41,429,798
Total Investments in Securities (Cost: $504,604,881)		569,068,390
Other Assets & Liabilities, Net		1,041,729
Net Assets		570,110,119

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	3,659,207	269,274,443	(231,499,709)	41,433,941	240	—	331,184	41,429,798
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Small Cap Growth Fund I | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	4,014,666	—	—	—	4,014,666
Consumer Discretionary	87,381,907	—	—	—	87,381,907
Consumer Staples	6,149,165	—	—	—	6,149,165
Energy	2,305,588	—	—	—	2,305,588
Financials	18,616,887	—	—	—	18,616,887
Health Care	190,954,890	—	—	—	190,954,890
Industrials	80,924,442	—	—	—	80,924,442
Information Technology	108,682,367	—	—	—	108,682,367
Materials	10,798,765	—	—	—	10,798,765
Real Estate	11,829,115	—	—	—	11,829,115
Total Common Stocks	521,657,792	—	—	—	521,657,792
Limited Partnerships
Energy	5,980,800	—	—	—	5,980,800
Money Market Funds	—	—	—	41,429,798	41,429,798
Total Investments in Securities	527,638,592	—	—	41,429,798	569,068,390
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Small Cap Growth Fund I | Quarterly Report 2019

Portfolio of Investments
Columbia Global Dividend Opportunity Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.7%
Issuer	Shares	Value ($)
Australia 3.5%
Amcor Ltd.	601,750	6,869,971
DuluxGroup Ltd.	691,298	4,657,010
Transurban Group	567,702	5,475,887
Total		17,002,868
Austria 1.1%
Erste Group Bank AG	153,025	5,423,523
Brazil 0.9%
Ambev SA	991,800	4,440,914
Canada 6.6%
Manulife Financial Corp.	459,808	7,715,630
Nutrien Ltd.	227,705	11,098,342
Suncor Energy, Inc.	240,595	7,414,014
TC Energy Corp.	122,379	5,965,931
Total		32,193,917
China 0.9%
Ping An Insurance Group Co. of China Ltd., Class H	369,500	4,100,051
Finland 1.4%
Sampo OYJ, Class A	158,882	6,869,648
France 0.8%
BNP Paribas SA	85,649	3,927,514
Germany 4.5%
Axel Springer SE	85,636	5,300,721
Deutsche Telekom AG, Registered Shares	694,468	11,692,039
Evonik Industries AG	183,430	4,808,067
Total		21,800,827
Hong Kong 0.8%
HKT Trust & HKT Ltd.	2,415,000	3,807,540
Indonesia 1.0%
PT Telekomunikasi Indonesia Persero Tbk(a)	18,203,100	4,987,150
Isle of Man 0.4%
GVC Holdings PLC	266,148	2,011,181
Japan 4.1%
Bridgestone Corp.	129,000	4,797,856
Nintendo Co., Ltd.	23,400	8,260,152
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokyo Electron Ltd.	52,100	7,011,872
Total		20,069,880
Netherlands 3.6%
Unilever NV-CVA	289,927	17,451,708
Spain 1.8%
Ferrovial SA	366,782	8,742,374
Switzerland 5.2%
Nestlé SA, Registered Shares	67,328	6,678,853
Novartis AG, ADR	172,036	14,733,163
UBS AG(a)	330,316	3,801,229
Total		25,213,245
Taiwan 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,050,000	15,150,210
United Kingdom 12.7%
Anglo American PLC	138,526	3,314,037
BAE Systems PLC	886,733	5,069,306
British American Tobacco PLC	216,801	7,530,766
GlaxoSmithKline PLC	389,770	7,524,887
Legal & General Group PLC	1,685,184	5,460,538
Prudential PLC	341,183	6,800,153
RELX PLC	406,653	9,445,049
Rio Tinto PLC	143,428	8,224,571
Royal Dutch Shell PLC, Class A	269,628	8,351,762
Total		61,721,069
United States 42.3%
American Electric Power Co., Inc.	103,997	8,956,222
BB&T Corp.	103,104	4,820,112
Cisco Systems, Inc.	159,717	8,310,076
CME Group, Inc.	63,651	12,228,630
Crown Castle International Corp.	39,309	5,110,563
Emerson Electric Co.	107,529	6,477,547
General Motors Co.	197,769	6,593,619
Gilead Sciences, Inc.	168,369	10,480,970
International Business Machines Corp.	72,407	9,194,965
Johnson & Johnson	53,782	7,053,509
Las Vegas Sands Corp.	58,974	3,243,570
Columbia Global Dividend Opportunity Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Global Dividend Opportunity Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Lockheed Martin Corp.	39,458	13,358,111
Maxim Integrated Products, Inc.	108,341	5,697,653
Merck & Co., Inc.	132,809	10,519,801
Occidental Petroleum Corp.	69,624	3,465,187
PepsiCo, Inc.	119,838	15,339,264
Pfizer, Inc.	436,839	18,137,555
Philip Morris International, Inc.	149,794	11,553,611
Procter & Gamble Co. (The)	42,778	4,402,284
Valero Energy Corp.	96,522	6,795,149
Verizon Communications, Inc.	251,494	13,668,699
Wells Fargo & Co.	289,416	12,841,388
Xcel Energy, Inc.	133,307	7,643,823
Total		205,892,308
Total Common Stocks (Cost $438,792,320)		460,805,927

Limited Partnerships 1.1%
Issuer	Shares	Value ($)
United States 1.1%
Enterprise Products Partners LP	200,271	5,585,558
Total Limited Partnerships (Cost $4,333,744)		5,585,558

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(b),(c)	17,517,991	17,516,240
Total Money Market Funds (Cost $17,516,240)		17,516,240
Total Investments in Securities (Cost $460,642,304)		483,907,725
Other Assets & Liabilities, Net		2,829,612
Net Assets		$486,737,337

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	10,000,767	104,451,450	(96,934,226)	17,517,991	35	—	121,775	17,516,240
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
2	Columbia Global Dividend Opportunity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Dividend Opportunity Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	17,002,868	—	—	17,002,868
Austria	—	5,423,523	—	—	5,423,523
Brazil	4,440,914	—	—	—	4,440,914
Canada	32,193,917	—	—	—	32,193,917
China	—	4,100,051	—	—	4,100,051
Finland	—	6,869,648	—	—	6,869,648
France	—	3,927,514	—	—	3,927,514
Germany	—	21,800,827	—	—	21,800,827
Hong Kong	—	3,807,540	—	—	3,807,540
Indonesia	—	4,987,150	—	—	4,987,150
Isle of Man	—	2,011,181	—	—	2,011,181
Japan	—	20,069,880	—	—	20,069,880
Netherlands	—	17,451,708	—	—	17,451,708
Spain	—	8,742,374	—	—	8,742,374
Switzerland	14,733,163	10,480,082	—	—	25,213,245
Columbia Global Dividend Opportunity Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Global Dividend Opportunity Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Taiwan	—	15,150,210	—	—	15,150,210
United Kingdom	—	61,721,069	—	—	61,721,069
United States	205,892,308	—	—	—	205,892,308
Total Common Stocks	257,260,302	203,545,625	—	—	460,805,927
Limited Partnerships
United States	5,585,558	—	—	—	5,585,558
Total Limited Partnerships	5,585,558	—	—	—	5,585,558
Money Market Funds	—	—	—	17,516,240	17,516,240
Total Investments in Securities	262,845,860	203,545,625	—	17,516,240	483,907,725
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 08/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 05/31/2019 ($)
Common Stocks	6,269,975	—	—	—	—	—	—	(6,269,975)	—
4	Columbia Global Dividend Opportunity Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Global Technology Growth Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Brazil 0.4%
Arco Platform Ltd., Class A(a)	60,381	2,318,630
Stone Co., Ltd., Class A(a)	128,365	3,234,798
Total		5,553,428
China 3.5%
Alibaba Group Holding Ltd., ADR(a)	149,495	22,313,624
NetEase, Inc., ADR	18,124	4,505,807
So-Young International, Inc., ADR(a)	278,522	4,612,324
Tencent Holdings Ltd.	413,420	17,238,645
Up Fintech Holding Ltd., ADR(a)	114,187	538,963
Total		49,209,363
Finland 0.2%
Nokia OYJ, ADR	582,345	2,940,842
France 0.4%
Capgemini SE	33,532	3,748,676
Talend SA, ADR(a)	37,099	1,730,297
Total		5,478,973
Germany 1.0%
SAP SE, ADR	113,307	13,945,826
Guernsey 0.2%
Amdocs Ltd.	51,300	3,048,246
Israel 0.2%
Tufin Software Technologies Ltd.(a)	112,782	2,537,595
Japan 1.0%
Keyence Corp.	12,400	6,966,978
Kyocera Corp.	28,600	1,735,664
Murata Manufacturing Co., Ltd.	96,600	4,126,924
TDK Corp.	27,200	1,831,254
Total		14,660,820
Netherlands 2.9%
ASML Holding NV	90,364	16,992,951
Elastic NV(a)	44,824	3,677,809
NXP Semiconductors NV	158,119	13,939,771
STMicroelectronics NV, Registered Shares	381,079	5,731,428
Total		40,341,959
Common Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation 0.2%
Yandex NV, Class A(a)	81,966	2,944,219
South Korea 1.2%
Samsung Electronics Co., Ltd.	482,593	17,181,193
Spain 0.3%
Amadeus IT Group SA, Class A	45,364	3,460,351
Sweden 0.4%
Telefonaktiebolaget LM Ericsson, ADR	647,156	6,257,999
Switzerland 0.7%
Logitech International SA	73,743	2,685,157
TE Connectivity Ltd.	79,882	6,728,461
Total		9,413,618
Taiwan 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	555,420	21,300,357
United Kingdom 0.6%
Avast PLC	667,888	2,609,125
Finablr PLC(a)	650,481	1,340,464
Network International Holdings PLC(a)	642,977	4,519,632
Total		8,469,221
United States 83.6%
Accenture PLC, Class A	97,199	17,308,226
Activision Blizzard, Inc.	186,331	8,081,175
Adobe, Inc.(a)	86,279	23,372,981
Advanced Micro Devices, Inc.(a)	162,316	4,449,082
Alphabet, Inc., Class A(a)	67,339	74,510,603
Amazon.com, Inc.(a)	35,912	63,746,314
Amphenol Corp., Class A	83,243	7,242,141
Analog Devices, Inc.	96,879	9,360,449
ANSYS, Inc.(a)	56,944	10,221,448
Apple, Inc.	316,068	55,334,025
Applied Materials, Inc.	126,051	4,876,913
Arista Networks, Inc.(a)	24,806	6,067,300
Autodesk, Inc.(a)	52,712	8,481,888
Automatic Data Processing, Inc.	112,714	18,047,766
Avaya Holdings Corp.(a)	124,113	1,561,342
Booking Holdings, Inc.(a)	2,907	4,814,632
Columbia Global Technology Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Broadcom, Inc.	130,513	32,842,291
Cadence Design Systems, Inc.(a)	96,609	6,141,434
CDW Corp.	61,013	6,006,120
Cisco Systems, Inc.	632,319	32,899,558
Citrix Systems, Inc.	32,494	3,058,335
Cognizant Technology Solutions Corp., Class A	73,291	4,538,912
Comcast Corp., Class A	109,394	4,485,154
Corning, Inc.	148,610	4,285,912
Coupa Software, Inc.(a)	38,700	4,226,427
DXC Technology Co.	123,224	5,858,069
Electronic Arts, Inc.(a)	63,621	5,921,843
Expedia Group, Inc.	27,686	3,183,890
Facebook, Inc., Class A(a)	156,826	27,831,910
Fidelity National Information Services, Inc.	98,255	11,820,076
Fiserv, Inc.(a)	91,128	7,824,250
FleetCor Technologies, Inc.(a)	27,106	6,999,040
Guidewire Software, Inc.(a)	73,535	7,391,738
HP, Inc.	391,667	7,316,340
Intel Corp.	454,067	19,997,111
International Business Machines Corp.	93,030	11,813,880
Intuit, Inc.	78,901	19,318,910
IPG Photonics Corp.(a)	16,994	2,127,139
Keysight Technologies, Inc.(a)	87,444	6,569,668
KLA-Tencor Corp.	62,120	6,402,708
Lam Research Corp.	131,837	23,020,059
Marvell Technology Group Ltd.	624,979	13,937,032
MasterCard, Inc., Class A	178,980	45,011,680
Maxim Integrated Products, Inc.	63,143	3,320,690
Microchip Technology, Inc.	114,423	9,157,273
Micron Technology, Inc.(a)	287,474	9,374,527
Microsoft Corp.	809,999	100,180,676
MongoDB, Inc.(a)	47,803	6,708,673
Motorola Solutions, Inc.	64,066	9,606,697
NetApp, Inc.	65,776	3,893,939
Netflix, Inc.(a)	42,138	14,465,133
New Relic, Inc.(a)	68,558	6,877,739
NVIDIA Corp.	97,725	13,237,828
Okta, Inc.(a)	42,390	4,799,396
Oracle Corp.	208,587	10,554,502
Common Stocks (continued)
Issuer	Shares	Value ($)
Palo Alto Networks, Inc.(a)	49,047	9,816,267
Parsons Corp.(a)	203,087	6,448,012
PayPal Holdings, Inc.(a)	181,229	19,889,883
Perspecta, Inc.	167,063	3,626,938
PTC, Inc.(a)	52,833	4,441,142
QUALCOMM, Inc.	157,096	10,497,155
Red Hat, Inc.(a)	33,618	6,195,797
SailPoint Technologies Holding, Inc.(a)	153,539	2,697,680
Salesforce.com, Inc.(a)	218,374	33,064,007
SBA Communications Corp.(a)	23,303	5,043,002
Sciplay Corp., Class A(a)	90,224	1,443,584
ServiceNow, Inc.(a)	52,281	13,693,962
SMART Global Holdings, Inc.(a)	78,242	1,332,461
Splunk, Inc.(a)	52,085	5,937,169
Square, Inc., Class A(a)	165,266	10,238,229
Synopsys, Inc.(a)	195,648	22,781,253
Take-Two Interactive Software, Inc.(a)	31,509	3,407,698
Teladoc Health, Inc.(a)	67,308	3,911,941
Tesla Motors, Inc.(a)	6,068	1,123,551
Texas Instruments, Inc.	153,343	15,995,208
T-Mobile U.S.A., Inc.(a)	63,664	4,675,484
Total System Services, Inc.	64,143	7,923,585
Twilio, Inc., Class A(a)	120,115	15,853,979
Universal Display Corp.	24,385	3,582,888
Varonis Systems, Inc.(a)	42,900	2,682,966
VeriSign, Inc.(a)	77,390	15,089,502
Visa, Inc., Class A	360,958	58,233,354
VMware, Inc., Class A	54,076	9,570,370
Walt Disney Co. (The)	55,335	7,306,433
Western Digital Corp.	134,828	5,018,298
Workday, Inc., Class A(a)	35,599	7,266,468
Worldpay, Inc., Class A(a)	77,727	9,454,712
Zendesk, Inc.(a)	58,434	4,923,065
Total		1,173,648,887
Total Common Stocks (Cost $938,550,884)		1,380,392,897

2	Columbia Global Technology Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, May 31, 2019 (Unaudited)
Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(b),(c)	22,819,449	22,817,167
Total Money Market Funds (Cost $22,817,167)		22,817,167
Total Investments in Securities (Cost $961,368,051)		1,403,210,064
Other Assets & Liabilities, Net		959,170
Net Assets		$1,404,169,234
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	40,804,024	251,300,272	(269,284,847)	22,819,449	(70)	—	529,353	22,817,167
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Global Technology Growth Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	5,553,428	—	—	—	5,553,428
China	31,970,718	17,238,645	—	—	49,209,363
Finland	2,940,842	—	—	—	2,940,842
France	1,730,297	3,748,676	—	—	5,478,973
Germany	13,945,826	—	—	—	13,945,826
Guernsey	3,048,246	—	—	—	3,048,246
Israel	2,537,595	—	—	—	2,537,595
Japan	—	14,660,820	—	—	14,660,820
Netherlands	40,341,959	—	—	—	40,341,959
Russian Federation	2,944,219	—	—	—	2,944,219
South Korea	—	17,181,193	—	—	17,181,193
Spain	—	3,460,351	—	—	3,460,351
Sweden	6,257,999	—	—	—	6,257,999
Switzerland	6,728,461	2,685,157	—	—	9,413,618
Taiwan	21,300,357	—	—	—	21,300,357
United Kingdom	—	8,469,221	—	—	8,469,221
United States	1,173,648,887	—	—	—	1,173,648,887
Total Common Stocks	1,312,948,834	67,444,063	—	—	1,380,392,897
Money Market Funds	—	—	—	22,817,167	22,817,167
Total Investments in Securities	1,312,948,834	67,444,063	—	22,817,167	1,403,210,064
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Global Technology Growth Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Balanced Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated, Series 2018-3 Class C
10/15/2024	3.750%	5,600,000	5,649,956
Apidos CLO XX(a),(b)
Series 2015-20A Class A1RA
3-month USD LIBOR + 1.100% 07/16/2031	3.701%	15,245,000	15,136,242
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	3.742%	5,925,000	5,753,584
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2016-2A Class A
11/20/2022	2.720%	4,100,000	4,110,958
Series 2018-2A Class A
03/20/2025	4.000%	19,775,000	20,851,025
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	4.297%	22,000,000	21,778,482
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	3.732%	12,000,000	11,940,072
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	4.042%	16,100,000	15,965,806
Chesapeake Funding II LLC(a)
Series 2016-2A Class A1
06/15/2028	1.880%	1,173,349	1,170,121
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	1,384,875	1,388,366
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	9,625,395	9,652,727
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	9,600,000	9,702,639
Series 2019-2 Class C
06/16/2025	3.420%	6,300,000	6,401,576
Subordinated Series 2018-5 Class C
01/15/2025	3.990%	7,225,000	7,375,524
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR2
3-month USD LIBOR + 1.230% Floor 1.230% 04/15/2029	3.827%	3,000,000	3,000,975
Series 2014-33A Class BR2
3-month USD LIBOR + 1.750% Floor 1.750% 04/15/2029	4.347%	3,450,000	3,446,422
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	3.567%	13,175,000	13,032,341
Dryden 42 Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	4.147%	6,025,000	5,966,094
Dryden 55 CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	3.617%	8,450,000	8,398,438
DT Auto Owner Trust(a)
Series 2019-1A Class C
11/15/2024	3.610%	5,000,000	5,085,734
Subordinated Series 2018-3A Class B
09/15/2022	3.560%	6,575,000	6,644,132
Subordinated, Series 2018-3A Class C
07/15/2024	3.790%	8,400,000	8,531,838
Foundation Finance Trust(a),(c),(d)
Series 2019-1A Class A
11/15/2034	3.860%	6,646,645	6,667,914
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	241,133	240,825
Series 2014-AA Class A
11/25/2026	1.770%	476,364	472,713
Series 2018-AA Class A
02/25/2032	3.540%	3,553,580	3,647,665
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	4.042%	8,175,000	8,133,381
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	3.697%	13,830,000	13,756,245
Columbia Balanced Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2018-4A Class A
12/15/2028	3.710%	5,424,785	5,474,016
Series 2019-1A Class A
04/16/2029	3.440%	4,536,160	4,570,509
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	4,550,000	4,597,930
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	1,120,660	1,116,304
Series 2016-1A Class A
12/20/2033	2.250%	1,895,712	1,884,330
New York City Tax Lien Trust(a)
Series 2017-A Class A
11/10/2030	1.870%	713,173	711,362
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	4.442%	22,575,000	22,272,224
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class A
04/15/2025	3.540%	3,991,162	4,005,925
Series 2019-2A Class B
09/15/2025	3.690%	6,175,000	6,190,068
Prosper Marketplace Issuance Trust(a),(e)
Series 2019-3A Class B
07/15/2025	3.590%	6,100,000	6,098,781
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	1,516,604	1,524,783
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	1,908,897	1,914,930
Series 2018-2A Class A
06/20/2035	3.500%	3,705,716	3,789,947
Series 2018-3A Class A
09/20/2035	3.690%	2,759,838	2,837,422
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	2,274,071	2,271,809
SoFi Consumer Loan Program Trust(a)
Series 2019-1 Class B
02/25/2028	3.450%	5,050,000	5,142,396
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes(a)
Series 2018-T1 Class AT1
10/17/2050	3.620%	8,975,000	9,083,891
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya CLO Ltd.(a),(b)
Series 2017-3A Class A2
3-month USD LIBOR + 1.770% 07/20/2030	4.362%	4,000,000	3,976,668
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	5,041,129	5,188,125
Westlake Automobile Receivables Trust(a)
Series 2019-1A Class C
03/15/2024	3.450%	7,600,000	7,697,741
Total Asset-Backed Securities — Non-Agency (Cost $322,793,911)			324,250,956

Commercial Mortgage-Backed Securities - Agency 0.5%

Government National Mortgage Association
CMO Series 2012-25 Class A
11/16/2042	2.575%	766,429	765,236
CMO Series 2012-58 Class A
01/16/2040	2.500%	536,409	533,522
CMO Series 2013-118 Class AB
06/16/2036	2.000%	1,574,312	1,550,258
CMO Series 2013-138 Class A
08/16/2035	2.150%	2,369,356	2,351,356
CMO Series 2014-169 Class A
11/16/2042	2.600%	1,227,993	1,224,241
CMO Series 2014-24 Class BA
07/16/2038	2.100%	1,441,131	1,428,859
CMO Series 2014-33 Class A
08/16/2039	2.300%	576,366	573,404
CMO Series 2014-64 Class A
02/16/2045	2.200%	967,617	960,752
CMO Series 2014-67 Class AE
05/16/2039	2.150%	473,127	472,093
CMO Series 2015-109 Class A
02/16/2040	2.528%	6,531,589	6,499,681
CMO Series 2015-21 Class A
11/16/2042	2.600%	2,608,697	2,605,922
CMO Series 2015-33 Class AH
02/16/2045	2.650%	620,669	619,215
CMO Series 2015-5 Class KA
11/16/2039	2.500%	3,539,663	3,522,519
CMO Series 2015-85 Class AF
05/16/2044	2.400%	4,308,322	4,271,188
CMO Series 2015-98 Class AE
04/16/2041	2.100%	2,407,627	2,363,243

2	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-39 Class AG
01/16/2043	2.300%	6,096,730	6,030,939
Total Commercial Mortgage-Backed Securities - Agency (Cost $36,438,582)			35,772,428

Commercial Mortgage-Backed Securities - Non-Agency 2.8%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,799,564	2,925,871
Series 2014-SFR3 Class A
12/17/2036	3.678%	3,275,128	3,400,799
Series 2015-SFR1 Class A
04/17/2052	3.467%	3,401,519	3,501,059
Series 2015-SFR2 Class A
10/17/2045	3.732%	2,556,617	2,679,818
Americold 2010 LLC(a)
Series 2010-ARTA Class A1
01/14/2029	3.847%	91,265	92,177
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	3.740%	8,525,000	8,524,852
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	3.690%	7,370,000	7,338,437
Subordinated, Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	3.940%	3,975,000	3,960,557
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	3.540%	7,735,478	7,697,072
Commercial Mortgage Trust
Series 2013-CR8 Class A5
06/10/2046	3.612%	10,380,000	10,802,131
CSAIL Commercial Mortgage Trust
Series 2016-C5 Class A1
11/15/2048	1.747%	865,357	860,720
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	150,000	154,045
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	3.332%	9,967,638	9,928,830
Invitation Homes Trust(a),(b)
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	3.432%	17,158,751	17,130,099
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	3.482%	9,897,540	9,897,517
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class ASB
08/15/2046	3.761%	3,897,678	4,005,353
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A4
02/15/2046	4.717%	397,074	410,207
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	268,841	275,049
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	5,625,000	5,618,358
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	23,884,984	24,868,582
Series 2018-SFR2 Class A
08/17/2035	3.712%	4,305,000	4,466,854
Subordinated Series 2019-SFR2 Class C
05/17/2036	3.545%	6,350,000	6,420,994
RETL (a),(b)
Series 2019-RVP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 03/15/2036	3.634%	7,181,240	7,181,389
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	8,550,000	8,663,005
Series 2013-C5 Class A3
03/10/2046	2.920%	1,672,133	1,698,953
Series 2013-C5 Class A4
03/10/2046	3.185%	10,651,000	10,915,484
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	9,126,310	9,226,656

Columbia Balanced Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-C15 Class A3
08/15/2046	3.881%	10,153,615	10,651,092
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $182,209,997)			183,295,960

Common Stocks 57.7%
Issuer	Shares	Value ($)
Communication Services 7.4%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	2,175,340	66,521,897
Verizon Communications, Inc.	512,054	27,830,135
Total		94,352,032
Entertainment 0.5%
Activision Blizzard, Inc.	312,619	13,558,286
Electronic Arts, Inc.(f)	184,800	17,201,184
Total		30,759,470
Interactive Media & Services 3.5%
Alphabet, Inc., Class A(f)	57,879	64,043,113
Alphabet, Inc., Class C(f)	76,303	84,210,280
Facebook, Inc., Class A(f)	451,430	80,115,282
Total		228,368,675
Media 1.6%
Comcast Corp., Class A	2,572,557	105,474,837
Wireless Telecommunication Services 0.4%
T-Mobile U.S.A., Inc.(f)	371,815	27,306,094
Total Communication Services		486,261,108
Consumer Discretionary 6.4%
Hotels, Restaurants & Leisure 1.6%
Aramark	779,040	27,102,801
Las Vegas Sands Corp.	267,080	14,689,400
McDonald’s Corp.	248,299	49,230,243
Restaurant Brands International, Inc.	245,461	16,151,334
Total		107,173,778
Household Durables 0.3%
D.R. Horton, Inc.	492,435	21,056,521
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 3.0%
Amazon.com, Inc.(f)	78,730	139,751,261
eBay, Inc.	1,482,500	53,266,225
Total		193,017,486
Multiline Retail 0.2%
Dollar General Corp.	110,911	14,116,752
Specialty Retail 1.0%
Lowe’s Companies, Inc.	671,882	62,673,153
Textiles, Apparel & Luxury Goods 0.3%
PVH Corp.	152,486	12,990,282
Tapestry, Inc.	277,830	7,934,825
Total		20,925,107
Total Consumer Discretionary		418,962,797
Consumer Staples 3.8%
Beverages 0.0%
Constellation Brands, Inc., Class A	21,520	3,797,204
Food & Staples Retailing 0.6%
Sysco Corp.	554,783	38,180,166
Food Products 1.3%
ConAgra Foods, Inc.	785,674	21,032,493
Mondelez International, Inc., Class A	1,294,190	65,809,562
Total		86,842,055
Household Products 0.5%
Colgate-Palmolive Co.	457,520	31,852,542
Tobacco 1.4%
Philip Morris International, Inc.	1,188,095	91,637,767
Total Consumer Staples		252,309,734
Energy 2.9%
Energy Equipment & Services 0.5%
Schlumberger Ltd.	825,100	28,622,719
Oil, Gas & Consumable Fuels 2.4%
Canadian Natural Resources Ltd.	1,041,999	28,123,553
Chevron Corp.	801,621	91,264,551
EOG Resources, Inc.	490,134	40,132,172
Total		159,520,276
Total Energy		188,142,995

4	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 7.8%
Banks 3.7%
Citigroup, Inc.	1,540,751	95,757,675
JPMorgan Chase & Co.	1,029,603	109,096,734
Wells Fargo & Co.	904,150	40,117,135
Total		244,971,544
Capital Markets 1.5%
BlackRock, Inc.	95,205	39,563,390
Morgan Stanley	1,356,305	55,188,050
Total		94,751,440
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B(f)	641,095	126,564,975
Insurance 0.7%
Aon PLC	255,201	45,954,044
Total Financials		512,242,003
Health Care 8.3%
Biotechnology 0.4%
Alexion Pharmaceuticals, Inc.(f)	215,460	24,493,493
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	400,291	30,474,154
Baxter International, Inc.	329,345	24,187,097
Becton Dickinson and Co.	154,735	36,121,338
Dentsply Sirona, Inc.	649,690	34,998,800
Medtronic PLC	1,101,958	102,019,272
Total		227,800,661
Health Care Providers & Services 1.6%
Anthem, Inc.	201,513	56,016,584
Cigna Corp.	252,334	37,350,478
CVS Health Corp.	237,730	12,449,920
Total		105,816,982
Pharmaceuticals 2.9%
Allergan PLC	395,360	48,198,338
Johnson & Johnson	620,890	81,429,724
Pfizer, Inc.	1,471,797	61,109,011
Total		190,737,073
Total Health Care		548,848,209
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 3.6%
Aerospace & Defense 1.6%
Harris Corp.	171,025	32,014,170
Northrop Grumman Corp.	232,500	70,505,625
Total		102,519,795
Electrical Equipment 0.4%
Emerson Electric Co.	493,750	29,743,500
Industrial Conglomerates 1.2%
Honeywell International, Inc.	493,673	81,115,411
Machinery 0.4%
Caterpillar, Inc.	199,845	23,943,429
Total Industrials		237,322,135
Information Technology 13.6%
Communications Equipment 0.9%
Cisco Systems, Inc.	1,086,895	56,551,147
IT Services 4.4%
Fidelity National Information Services, Inc.	595,120	71,592,936
First Data Corp., Class A(f)	1,662,305	42,255,793
International Business Machines Corp.	214,580	27,249,514
MasterCard, Inc., Class A	519,534	130,657,606
Total System Services, Inc.	170,550	21,068,041
Total		292,823,890
Semiconductors & Semiconductor Equipment 1.7%
Broadcom, Inc.	64,485	16,227,005
Intel Corp.	451,540	19,885,822
Lam Research Corp.	158,595	27,692,273
Marvell Technology Group Ltd.	726,010	16,190,023
NVIDIA Corp.	75,950	10,288,187
NXP Semiconductors NV	230,075	20,283,412
Total		110,566,722
Software 4.6%
Adobe, Inc.(f)	153,650	41,623,785
CDK Global, Inc.	239,759	11,604,336
Microsoft Corp.	1,883,504	232,951,775
Palo Alto Networks, Inc.(f)	67,130	13,435,398
Total		299,615,294

Columbia Balanced Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	766,170	134,133,382
Total Information Technology		893,690,435
Materials 2.4%
Chemicals 2.0%
Air Products & Chemicals, Inc.	216,020	43,979,512
Dow, Inc.	432,658	20,231,088
DuPont de Nemours, Inc.	1,624,930	49,592,864
Sherwin-Williams Co. (The)	46,063	19,321,125
Total		133,124,589
Metals & Mining 0.4%
Newmont Goldcorp Corp.	766,325	25,357,694
Total Materials		158,482,283
Real Estate 0.9%
Equity Real Estate Investment Trusts (REITS) 0.9%
American Tower Corp.	279,533	58,358,104
Total Real Estate		58,358,104
Utilities 0.6%
Electric Utilities 0.6%
American Electric Power Co., Inc.	452,505	38,969,731
Total Utilities		38,969,731
Total Common Stocks (Cost $2,820,884,968)		3,793,589,534

Corporate Bonds & Notes 11.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Bombardier, Inc.(a)
12/01/2024	7.500%	43,000	42,708
03/15/2025	7.500%	54,000	52,573
04/15/2027	7.875%	140,000	134,832
L3 Technologies, Inc.
12/15/2026	3.850%	8,000,000	8,289,864
Lockheed Martin Corp.
05/15/2036	4.500%	3,770,000	4,181,258
Northrop Grumman Systems Corp.
02/15/2031	7.750%	4,429,000	6,178,845
TransDigm, Inc.
07/15/2022	6.000%	69,000	69,309
05/15/2025	6.500%	491,000	487,542
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(a)
03/15/2026	6.250%	408,000	416,943
03/15/2027	7.500%	254,000	256,217
Total			20,110,091
Automotive 0.1%
Delphi Technologies PLC(a)
10/01/2025	5.000%	97,000	82,436
Ford Motor Credit Co. LLC
01/08/2026	4.389%	9,000,000	8,749,863
IAA Spinco, Inc.(a),(e)
06/15/2027	5.500%	30,000	30,434
IHO Verwaltungs GmbH, PIK(a)
09/15/2021	4.125%	141,000	143,712
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	111,000	113,274
05/15/2027	8.500%	107,000	106,567
Total			9,226,286
Banking 2.0%
Ally Financial, Inc.
11/01/2031	8.000%	86,000	109,143
Bank of America Corp.(g)
12/20/2028	3.419%	14,009,000	13,986,529
Bank of New York Mellon Corp. (The)
05/15/2024	3.400%	5,000,000	5,157,790
Barclays Bank PLC
05/15/2024	3.750%	4,500,000	4,622,310
BB&T Corp.
10/26/2024	2.850%	4,200,000	4,237,804
Capital One Financial Corp.
03/09/2027	3.750%	8,000,000	8,000,112
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	11,000,000	11,624,107
Discover Bank
09/13/2028	4.650%	4,200,000	4,458,430
Goldman Sachs Group, Inc. (The)
01/26/2027	3.850%	13,000,000	13,290,602
HSBC Holdings PLC
05/25/2026	3.900%	9,000,000	9,214,686
JPMorgan Chase & Co.(g)
04/23/2029	4.005%	14,000,000	14,622,804
Morgan Stanley
01/20/2027	3.625%	8,000,000	8,172,840
PNC Bank NA
Subordinated
01/30/2023	2.950%	5,800,000	5,848,372

6	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Regions Financial Corp.
08/14/2023	3.800%	5,710,000	5,932,165
Toronto-Dominion Bank (The)
06/11/2021	3.250%	4,000,000	4,065,848
U.S. Bancorp
07/22/2026	2.375%	6,075,000	5,911,036
Wells Fargo & Co.
Subordinated
06/03/2026	4.100%	10,400,000	10,759,861
Total			130,014,439
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	174,000	168,937
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	136,000	139,862
05/15/2026	5.875%	190,000	193,085
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	385,000	399,749
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	219,000	207,277
Core & Main LP(a)
08/15/2025	6.125%	202,000	200,927
James Hardie International Finance DAC(a)
01/15/2028	5.000%	176,000	170,713
Masonite International Corp.(a)
03/15/2023	5.625%	140,000	143,213
Total			1,454,826
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.
01/15/2024	5.750%	170,000	173,435
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	81,000	82,796
02/15/2026	5.750%	303,000	314,504
05/01/2027	5.125%	336,000	336,989
05/01/2027	5.875%	70,000	72,391
Comcast Corp.
08/15/2035	4.400%	5,600,000	6,029,878
CSC Holdings LLC(a)
10/15/2025	6.625%	398,000	417,855
10/15/2025	10.875%	208,000	236,413
05/15/2026	5.500%	276,000	280,420
02/01/2028	5.375%	107,000	107,272
04/01/2028	7.500%	262,000	278,595
02/01/2029	6.500%	163,000	172,509
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
03/15/2023	5.000%	67,000	62,282
11/15/2024	5.875%	245,000	220,005
07/01/2026	7.750%	241,000	220,827
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	164,000	159,701
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	58,000	58,580
02/15/2025	6.625%	166,000	162,418
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	215,000	216,699
Sky PLC(a)
09/16/2024	3.750%	5,500,000	5,748,138
Time Warner Cable LLC
05/01/2037	6.550%	5,000,000	5,519,130
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	237,000	242,221
Virgin Media Finance PLC(a)
01/15/2025	5.750%	175,000	177,582
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	319,000	317,603
08/15/2026	5.500%	64,000	64,380
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	230,000	223,749
Ziggo BV(a)
01/15/2027	5.500%	292,000	284,646
Total			22,181,018
Chemicals 0.2%
Alpha 2 BV(a)
06/01/2023	8.750%	79,000	77,479
Angus Chemical Co.(a)
02/15/2023	8.750%	109,000	109,012
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	197,000	195,226
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	102,000	101,674
Celanese U.S. Holdings LLC
05/08/2024	3.500%	4,700,000	4,745,562
Chemours Co. (The)
05/15/2023	6.625%	81,000	80,810
05/15/2025	7.000%	59,000	59,024
Dow Chemical Co. (The)
11/01/2029	7.375%	1,103,000	1,417,372
DowDuPont, Inc.
11/15/2028	4.725%	4,180,000	4,557,086
INEOS Group Holdings SA(a)
08/01/2024	5.625%	196,000	191,375

Columbia Balanced Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LYB International Finance BV
03/15/2044	4.875%	3,000,000	2,986,755
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	387,000	392,725
PQ Corp.(a)
11/15/2022	6.750%	230,000	237,001
12/15/2025	5.750%	229,000	228,247
SPCM SA(a)
09/15/2025	4.875%	87,000	84,431
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	330,000	323,455
Total			15,787,234
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
06/01/2022	2.850%	4,500,000	4,549,707
H&E Equipment Services, Inc.
09/01/2025	5.625%	197,000	196,381
John Deere Capital Corp.
09/08/2022	2.150%	4,600,000	4,553,103
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	140,000	142,382
United Rentals North America, Inc.
09/15/2026	5.875%	226,000	234,239
12/15/2026	6.500%	203,000	215,484
01/15/2030	5.250%	56,000	55,005
Total			9,946,301
Consumer Cyclical Services 0.1%
Amazon.com, Inc.
08/22/2027	3.150%	6,000,000	6,155,256
APX Group, Inc.
12/01/2020	8.750%	77,000	72,351
12/01/2022	7.875%	149,000	138,228
09/01/2023	7.625%	79,000	63,188
APX Group, Inc.(a)
11/01/2024	8.500%	98,000	92,784
frontdoor, Inc.(a)
08/15/2026	6.750%	143,000	150,169
Realogy Group LLC/Co-Issuer Corp.(a)
12/01/2021	5.250%	172,000	170,040
Total			6,842,016
Consumer Products 0.1%
Energizer Holdings, Inc.(a)
01/15/2027	7.750%	126,000	131,618
Mattel, Inc.(a)
12/31/2025	6.750%	113,000	111,416
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prestige Brands, Inc.(a)
12/15/2021	5.375%	189,000	188,983
03/01/2024	6.375%	137,000	140,958
Procter & Gamble Co. (The)
11/03/2026	2.450%	3,500,000	3,459,319
Resideo Funding, Inc.(a)
11/01/2026	6.125%	104,000	107,254
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	131,000	136,010
Spectrum Brands, Inc.
12/15/2024	6.125%	248,000	255,800
Valvoline, Inc.
07/15/2024	5.500%	138,000	140,335
Total			4,671,693
Diversified Manufacturing 0.1%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	44,000	44,989
CFX Escrow Corp.(a)
02/15/2024	6.000%	60,000	62,058
02/15/2026	6.375%	72,000	75,197
Gates Global LLC/Co.(a)
07/15/2022	6.000%	282,000	280,754
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	142,000	149,288
United Technologies Corp.
08/16/2025	3.950%	5,640,000	5,964,181
WESCO Distribution, Inc.
12/15/2021	5.375%	171,000	172,545
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	220,000	231,108
Total			6,980,120
Electric 1.1%
AES Corp. (The)
09/01/2027	5.125%	195,000	199,477
Arizona Public Service Co.
04/01/2042	4.500%	1,925,000	2,081,352
Berkshire Hathaway Energy Co.
02/01/2025	3.500%	3,363,000	3,497,241
Calpine Corp.(a)
06/01/2026	5.250%	196,000	192,127
Clearway Energy Operating LLC
08/15/2024	5.375%	425,000	422,108
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	109,000	109,202

8	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp.
03/01/2024	3.875%	5,052,000	5,246,628
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	2,500,000	2,724,660
Dominion Energy, Inc.
10/01/2025	3.900%	5,000,000	5,254,865
DTE Energy Co.
04/15/2033	6.375%	4,000,000	5,077,116
Indiana Michigan Power Co.
03/15/2037	6.050%	4,925,000	6,178,994
NextEra Energy Capital Holdings, Inc.
06/15/2023	3.625%	5,070,000	5,214,323
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	232,000	225,329
NRG Energy, Inc.
05/15/2026	7.250%	50,000	54,196
01/15/2027	6.625%	186,000	197,920
NRG Energy, Inc.(a)
06/15/2029	5.250%	111,000	113,995
Pennsylvania Electric Co.(a),(e)
06/01/2029	3.600%	6,477,000	6,536,550
PPL Capital Funding, Inc.
06/01/2023	3.400%	5,645,000	5,727,473
Progress Energy, Inc.
03/01/2031	7.750%	4,500,000	6,208,407
Public Service Co. of Colorado
05/15/2025	2.900%	3,650,000	3,669,969
Southern Co. (The)
07/01/2046	4.400%	7,425,000	7,614,768
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	172,000	168,131
Vistra Energy Corp.
11/01/2024	7.625%	230,000	241,876
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	64,000	65,680
02/15/2027	5.625%	204,000	209,973
WEC Energy Group, Inc.
06/15/2025	3.550%	4,750,000	4,919,660
Total			72,152,020
Environmental 0.0%
GFL Environmental, Inc.(a)
03/01/2023	5.375%	47,000	45,941
05/01/2027	8.500%	94,000	96,018
Hulk Finance Corp.(a)
06/01/2026	7.000%	29,000	27,942
Total			169,901
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.2%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	263,000	273,635
10/01/2023	5.125%	139,000	143,476
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	10,000,000	9,483,710
Navient Corp.
01/25/2023	5.500%	417,000	416,382
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	272,000	255,410
Quicken Loans, Inc.(a)
05/01/2025	5.750%	276,000	272,848
Springleaf Finance Corp.
03/15/2024	6.125%	256,000	265,325
03/15/2025	6.875%	95,000	99,424
03/15/2026	7.125%	80,000	84,001
01/15/2028	6.625%	41,000	41,521
Total			11,335,732
Food and Beverage 0.7%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	11,145,000	11,669,004
B&G Foods, Inc.
06/01/2021	4.625%	330,000	330,005
04/01/2025	5.250%	181,000	175,735
Bacardi Ltd.(a)
05/15/2038	5.150%	6,860,000	6,853,737
Conagra Brands, Inc.
11/01/2048	5.400%	4,270,000	4,476,250
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	27,000	27,316
Diageo Capital PLC
07/15/2020	4.828%	3,160,000	3,240,037
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	131,000	109,340
General Mills, Inc.
04/17/2025	4.000%	4,000,000	4,198,660
Kraft Heinz Co. (The)(a)
02/15/2025	4.875%	7,000,000	7,214,543
PepsiCo, Inc.
02/24/2026	2.850%	4,125,000	4,155,810
Post Holdings, Inc.(a)
08/15/2026	5.000%	635,000	622,259
03/01/2027	5.750%	24,000	24,123
Total			43,096,819

Columbia Balanced Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.0%
Boyd Gaming Corp.
05/15/2023	6.875%	188,000	194,206
04/01/2026	6.375%	136,000	140,292
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	84,000	82,251
Eldorado Resorts, Inc.
08/01/2023	7.000%	136,000	141,109
04/01/2025	6.000%	249,000	254,060
International Game Technology PLC(a)
02/15/2022	6.250%	180,000	186,582
02/15/2025	6.500%	225,000	237,796
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	160,000	165,444
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	165,000	170,163
MGM Resorts International
12/15/2021	6.625%	157,000	167,460
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	109,000	107,462
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	187,000	189,363
Scientific Games International, Inc.(a)
10/15/2025	5.000%	223,000	219,398
03/15/2026	8.250%	220,000	221,436
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	110,000	113,274
Total			2,590,296
Health Care 0.6%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	193,000	197,934
Avantor, Inc.(a)
10/01/2025	9.000%	263,000	288,769
Becton Dickinson and Co.
06/06/2027	3.700%	8,000,000	8,175,592
Cardinal Health, Inc.
03/15/2043	4.600%	6,500,000	5,986,662
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	201,000	194,237
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	106,000	100,985
Covidien International Finance SA
06/15/2022	3.200%	3,323,000	3,396,555
CVS Health Corp.
03/25/2048	5.050%	6,215,000	6,318,374
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Pass-Through Trust(a)
01/10/2032	7.507%	260,040	312,553
DaVita, Inc.
08/15/2022	5.750%	168,000	169,806
05/01/2025	5.000%	78,000	73,449
Express Scripts Holding Co.
07/15/2046	4.800%	5,090,000	5,105,983
HCA, Inc.
09/01/2028	5.625%	427,000	445,723
Hill-Rom Holdings, Inc.(a)
09/01/2023	5.750%	131,000	134,806
IQVIA, Inc.(a)
05/15/2023	4.875%	108,000	109,964
McKesson Corp.
05/30/2029	4.750%	4,320,000	4,615,907
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	250,000	248,838
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	33,000	32,722
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	276,000	279,109
Tenet Healthcare Corp.
04/01/2022	8.125%	164,000	171,610
06/15/2023	6.750%	49,000	48,747
07/15/2024	4.625%	226,000	224,691
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	276,000	282,106
Total			36,915,122
Healthcare Insurance 0.1%
Anthem, Inc.
03/01/2028	4.101%	4,150,000	4,322,042
Centene Corp.
02/15/2024	6.125%	162,000	169,445
Centene Corp.(a)
06/01/2026	5.375%	240,000	249,266
UnitedHealth Group, Inc.
01/15/2027	3.450%	4,425,000	4,552,630
WellCare Health Plans, Inc.
04/01/2025	5.250%	248,000	251,575
Total			9,544,958
Home Construction 0.0%
Lennar Corp.
11/15/2024	5.875%	198,000	210,933
06/01/2026	5.250%	117,000	120,659

10	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meritage Homes Corp.
04/01/2022	7.000%	159,000	170,656
06/01/2025	6.000%	136,000	143,401
Shea Homes LP/Funding Corp.(a)
04/01/2023	5.875%	21,000	20,898
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2021	5.250%	68,000	68,033
04/15/2023	5.875%	75,000	76,875
03/01/2024	5.625%	90,000	90,447
Total			901,902
Independent Energy 0.4%
Anadarko Petroleum Corp.
09/15/2036	6.450%	3,500,000	4,210,791
California Resources Corp.(a)
12/15/2022	8.000%	66,000	46,189
Callon Petroleum Co.
10/01/2024	6.125%	26,000	25,785
07/01/2026	6.375%	306,000	301,570
Canadian Natural Resources Ltd.
02/01/2025	3.900%	5,243,000	5,425,262
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	221,000	204,764
Centennial Resource Production LLC(a)
01/15/2026	5.375%	181,000	173,990
04/01/2027	6.875%	142,000	140,943
Chesapeake Energy Corp.
10/01/2026	7.500%	172,000	150,834
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	392,000	375,309
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	33,000	33,279
01/30/2028	5.750%	20,000	20,741
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	108,000	93,551
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	101,000	91,085
Jagged Peak Energy LLC
05/01/2026	5.875%	153,000	147,828
Laredo Petroleum, Inc.
03/15/2023	6.250%	79,000	70,557
Matador Resources Co.
09/15/2026	5.875%	168,000	166,205
MEG Energy Corp.(a)
01/15/2025	6.500%	40,000	38,535
Noble Energy, Inc.
03/01/2041	6.000%	4,000,000	4,475,620
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	468,000	459,386
10/15/2027	5.625%	204,000	201,596
PDC Energy, Inc.
09/15/2024	6.125%	145,000	140,976
SM Energy Co.
09/15/2026	6.750%	236,000	208,860
01/15/2027	6.625%	38,000	33,435
Whiting Petroleum Corp.
03/15/2021	5.750%	141,000	139,408
Woodside Finance Ltd.(a)
03/04/2029	4.500%	6,110,000	6,372,577
WPX Energy, Inc.
01/15/2022	6.000%	65,000	66,047
06/01/2026	5.750%	270,000	268,228
Total			24,083,351
Integrated Energy 0.2%
BP Capital Markets PLC
09/19/2027	3.279%	6,000,000	6,040,092
Cenovus Energy, Inc.
04/15/2027	4.250%	4,665,000	4,632,023
Suncor Energy, Inc.
12/01/2024	3.600%	5,000,000	5,142,200
Total			15,814,315
Leisure 0.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	94,000	96,242
Cinemark U.S.A., Inc.
06/01/2023	4.875%	139,000	140,439
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	118,000	118,717
Viking Cruises Ltd.(a)
09/15/2027	5.875%	145,000	140,781
Total			496,179
Life Insurance 0.5%
American International Group, Inc.
07/10/2025	3.750%	6,000,000	6,143,652
Five Corners Funding Trust(a)
11/15/2023	4.419%	5,725,000	6,088,738
High Street Funding Trust I(a)
02/15/2028	4.111%	5,000,000	5,169,970
MetLife Global Funding I(a)
12/18/2026	3.450%	5,000,000	5,164,855

Columbia Balanced Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	3,500,000	3,537,212
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	6,000,000	6,176,004
Total			32,280,431
Media and Entertainment 0.4%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	331,000	353,628
Discovery Communications LLC
06/01/2040	6.350%	4,000,000	4,514,124
iHeartCommunications, Inc.
05/01/2026	6.375%	65,481	68,140
05/01/2027	8.375%	185,716	194,681
Lamar Media Corp.
01/15/2024	5.375%	171,000	174,921
Match Group, Inc.
06/01/2024	6.375%	133,000	139,453
National CineMedia LLC
04/15/2022	6.000%	108,000	108,963
Netflix, Inc.
04/15/2028	4.875%	225,000	222,886
11/15/2028	5.875%	247,000	259,967
Netflix, Inc.(a)
05/15/2029	6.375%	218,000	237,431
11/15/2029	5.375%	175,000	177,735
Outfront Media Capital LLC/Corp.
02/15/2022	5.250%	70,000	70,732
03/15/2025	5.875%	199,000	201,915
RELX Capital, Inc.
03/18/2029	4.000%	6,000,000	6,201,738
Walt Disney Co. (The)(a)
03/15/2033	6.550%	2,981,000	3,968,003
Warner Media LLC
01/15/2026	3.875%	6,000,000	6,154,980
Total			23,049,297
Metals and Mining 0.0%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	228,000	237,054
Constellium NV(a)
02/15/2026	5.875%	382,000	379,993
Freeport-McMoRan, Inc.
11/14/2024	4.550%	168,000	163,255
03/15/2043	5.450%	256,000	219,183
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	10,000	10,166
01/15/2025	7.625%	312,000	312,127
Novelis Corp.(a)
09/30/2026	5.875%	359,000	350,232
Total			1,672,010
Midstream 0.7%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	84,000	84,567
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	143,000	148,080
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	137,000	138,739
DCP Midstream Operating LP
07/15/2025	5.375%	136,000	141,486
05/15/2029	5.125%	108,000	108,671
04/01/2044	5.600%	90,000	84,646
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	208,000	208,137
Energy Transfer Partners LP
02/01/2042	6.500%	4,315,000	4,864,489
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	300,000	309,981
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	7,000,000	7,488,089
MPLX LP
02/15/2049	5.500%	5,100,000	5,426,318
NGPL PipeCo LLC(a)
08/15/2027	4.875%	78,000	80,315
12/15/2037	7.768%	55,000	67,776
NuStar Logistics LP
06/01/2026	6.000%	66,000	65,817
04/28/2027	5.625%	146,000	141,958
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	7,000,000	7,975,030
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	201,000	202,259
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	2,951,000	3,013,366
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	65,000	66,323
01/15/2028	5.500%	183,000	183,728
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	621,000	624,105
01/15/2028	5.000%	211,000	203,179
Targa Resources Partners LP/Finance Corp.(a)
01/15/2029	6.875%	136,000	145,113

12	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	211,000	203,928
Western Gas Partners LP
08/15/2048	5.500%	4,500,000	4,302,310
Williams Companies, Inc. (The)
09/15/2045	5.100%	7,000,000	7,241,731
Total			43,520,141
Natural Gas 0.2%
NiSource, Inc.
02/15/2044	4.800%	5,000,000	5,400,300
Sempra Energy
11/15/2025	3.750%	7,000,000	7,105,896
Total			12,506,196
Office REIT 0.1%
Boston Properties LP
02/01/2026	3.650%	6,018,000	6,153,062
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	164,000	169,655
Calfrac Holdings LP(a)
06/15/2026	8.500%	82,000	59,691
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	57,000	51,086
Nabors Industries, Inc.
02/01/2025	5.750%	314,000	257,913
SESI LLC
09/15/2024	7.750%	77,000	50,089
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	2,599	2,611
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	83,000	85,249
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	72,000	71,370
Total			747,664
Other Industry 0.0%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	168,000	166,060
WeWork Companies, Inc.(a)
05/01/2025	7.875%	35,000	32,184
Total			198,244
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2027	5.375%	335,000	347,144
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.0%
ARD Finance SA PIK
09/15/2023	7.125%	72,000	70,902
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	277,000	288,750
02/15/2025	6.000%	270,000	267,860
Berry Global Escrow Corp.(a),(e)
07/15/2026	4.875%	62,000	61,677
07/15/2027	5.625%	76,000	76,682
Berry Global, Inc.
07/15/2023	5.125%	295,000	297,968
BWAY Holding Co.(a)
04/15/2024	5.500%	211,000	206,546
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	117,000	106,184
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	279,103	279,492
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	177,000	177,239
07/15/2024	7.000%	164,000	165,292
Total			1,998,592
Pharmaceuticals 0.4%
AbbVie, Inc.
11/06/2042	4.400%	7,765,000	7,361,872
Allergan Funding SCS
03/15/2035	4.550%	3,500,000	3,406,620
Amgen, Inc.
03/15/2040	5.750%	2,400,000	2,818,579
Bausch Health Companies, Inc.(a)
05/15/2023	5.875%	31,000	31,155
03/15/2024	7.000%	124,000	129,791
12/15/2025	9.000%	143,000	154,022
04/01/2026	9.250%	479,000	519,318
01/31/2027	8.500%	89,000	93,960
Bristol-Myers Squibb Co.(a)
07/26/2029	3.400%	5,900,000	6,036,685
Eagle Holding Co. II LLC PIK(a)
05/15/2022	7.750%	93,000	93,581
Gilead Sciences, Inc.
02/01/2025	3.500%	3,000,000	3,088,098
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	248,000	252,059
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	136,000	131,128

Columbia Balanced Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roche Holdings, Inc.(a)
09/30/2024	3.350%	2,000,000	2,069,064
Total			26,185,932
Property & Casualty 0.3%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	65,000	66,783
Berkshire Hathaway, Inc.
03/15/2026	3.125%	3,400,000	3,454,026
CNA Financial Corp.
03/01/2026	4.500%	4,000,000	4,257,792
Hartford Financial Services Group, Inc. (The)
04/15/2022	5.125%	4,432,000	4,727,193
HUB International Ltd.(a)
05/01/2026	7.000%	196,000	193,033
Loews Corp.
04/01/2026	3.750%	5,500,000	5,744,117
Transatlantic Holdings, Inc.
11/30/2039	8.000%	2,725,000	3,842,959
Total			22,285,903
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	4,170,000	4,225,757
Union Pacific Corp.
09/15/2037	3.600%	4,500,000	4,390,785
Total			8,616,542
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	85,000	83,946
IRB Holding Corp.(a)
02/15/2026	6.750%	175,000	170,656
Total			254,602
Retail REIT 0.2%
Kimco Realty Corp.
10/01/2026	2.800%	5,500,000	5,288,443
Simon Property Group LP
02/01/2040	6.750%	3,400,000	4,716,871
Total			10,005,314
Retailers 0.2%
L Brands, Inc.
11/01/2035	6.875%	101,000	88,707
Lowe’s Companies, Inc.
04/05/2049	4.550%	4,480,000	4,568,879
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Party City Holdings, Inc.(a)
08/01/2026	6.625%	52,000	51,740
Penske Automotive Group, Inc.
10/01/2022	5.750%	138,000	139,645
PetSmart, Inc.(a)
06/01/2025	5.875%	122,000	113,886
Target Corp.
04/15/2026	2.500%	5,000,000	4,932,620
Total			9,895,477
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%	117,000	122,558
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	60,000	58,070
Kroger Co. (The)
01/15/2048	4.650%	6,115,000	5,875,127
Total			6,055,755
Technology 0.4%
Apple, Inc.
02/09/2024	3.000%	5,500,000	5,604,720
Ascend Learning LLC(a)
08/01/2025	6.875%	135,000	135,370
08/01/2025	6.875%	126,000	126,574
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	6,040,000	5,745,284
Camelot Finance SA(a)
10/15/2024	7.875%	286,000	296,892
CDK Global, Inc.
06/01/2027	4.875%	142,000	139,452
CDK Global, Inc.(a)
05/15/2029	5.250%	89,000	88,640
CommScope Finance LLC(a)
03/01/2024	5.500%	66,000	66,574
03/01/2026	6.000%	129,000	128,412
CommScope Technologies LLC(a)
06/15/2025	6.000%	153,000	139,811
03/15/2027	5.000%	204,000	173,360
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	69,000	71,232
Equinix, Inc.
01/15/2026	5.875%	225,000	235,580
05/15/2027	5.375%	172,000	180,578
Gartner, Inc.(a)
04/01/2025	5.125%	170,000	171,073
Informatica LLC(a)
07/15/2023	7.125%	194,000	195,929

14	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iron Mountain, Inc.
08/15/2024	5.750%	237,000	235,933
Microsoft Corp.
02/06/2024	2.875%	4,500,000	4,596,656
NCR Corp.
12/15/2021	5.875%	272,000	274,843
12/15/2023	6.375%	204,000	208,276
NXP BV/Funding LLC(a)
12/01/2028	5.550%	3,429,000	3,766,170
Oracle Corp.
04/15/2038	6.500%	4,000,000	5,388,932
PTC, Inc.
05/15/2024	6.000%	136,000	142,280
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	399,000	388,583
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	215,000	214,267
Symantec Corp.(a)
04/15/2025	5.000%	210,000	209,534
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	135,000	137,154
Verscend Escrow Corp.(a)
08/15/2026	9.750%	167,000	176,746
Total			29,238,855
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	264,000	256,938
ERAC U.S.A. Finance LLC(a)
10/15/2037	7.000%	3,285,000	4,378,846
Hertz Corp. (The)(a)
06/01/2022	7.625%	218,000	221,815
XPO Logistics, Inc.(a)
06/15/2022	6.500%	135,000	137,291
Total			4,994,890
Wireless 0.2%
Altice France SA(a)
05/01/2026	7.375%	559,000	546,820
Altice Luxembourg SA(a)
05/15/2022	7.750%	24,000	24,414
05/15/2027	10.500%	140,000	140,231
American Tower Corp.
07/15/2027	3.550%	5,125,000	5,127,588
Rogers Communications, Inc.
11/15/2026	2.900%	5,000,000	4,937,860
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBA Communications Corp.
09/01/2024	4.875%	338,000	335,093
Sprint Corp.
02/15/2025	7.625%	136,000	144,097
03/01/2026	7.625%	549,000	581,338
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	356,000	375,548
02/01/2026	4.500%	265,000	261,934
02/01/2028	4.750%	90,000	89,350
Wind Tre SpA(a)
01/20/2026	5.000%	246,000	235,357
Total			12,799,630
Wirelines 0.5%
AT&T, Inc.
08/15/2040	6.000%	8,815,000	10,159,376
CenturyLink, Inc.
03/15/2022	5.800%	556,000	564,629
04/01/2024	7.500%	134,000	142,878
Deutsche Telekom International Finance BV(a)
06/21/2028	4.375%	4,500,000	4,769,577
Frontier Communications Corp.
09/15/2022	10.500%	39,000	28,362
01/15/2023	7.125%	101,000	62,620
09/15/2025	11.000%	80,000	50,543
Frontier Communications Corp.(a)
04/01/2026	8.500%	90,000	86,410
Level 3 Financing, Inc.
01/15/2021	6.125%	237,000	238,054
Orange SA
07/08/2019	5.375%	3,276,000	3,284,171
Telecom Italia Capital SA
09/30/2034	6.000%	61,000	57,364
Telecom Italia SpA(a)
05/30/2024	5.303%	186,000	183,976
Telefonica Emisiones SAU
06/20/2036	7.045%	2,800,000	3,473,873
Verizon Communications, Inc.
08/10/2033	4.500%	9,000,000	9,737,163
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	120,000	123,428
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	344,000	353,476
Total			33,315,900
Total Corporate Bonds & Notes (Cost $709,365,316)			730,605,137

Columbia Balanced Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Exchange-Traded Funds 1.0%
	Shares	Value ($)
iShares Core MSCI EAFE ETF	1,079,495	64,111,208
Total Exchange-Traded Funds (Cost $72,408,419)		64,111,208

Foreign Government Obligations(h) 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.2%
Province of Ontario
05/21/2020	1.875%	6,000,000	5,976,726
Province of Quebec
07/29/2020	3.500%	8,000,000	8,119,216
Total			14,095,942
Total Foreign Government Obligations (Cost $14,164,449)			14,095,942

Inflation-Indexed Bonds 0.7%

United States 0.7%
U.S. Treasury Inflation-Indexed Bond
04/15/2022	0.125%	45,259,758	44,853,659
Total Inflation-Indexed Bonds (Cost $44,194,448)			44,853,659

Residential Mortgage-Backed Securities - Agency 8.8%

Federal Home Loan Mortgage Corp.
07/01/2021- 01/01/2039	5.500%	307,367	334,557
10/01/2026- 06/01/2046	3.500%	12,270,587	12,592,287
10/01/2031- 10/01/2039	6.000%	600,874	671,069
06/01/2032- 07/01/2032	7.000%	238,719	273,729
03/01/2038	6.500%	4,734	5,414
10/01/2038- 05/01/2041	5.000%	889,872	955,161
05/01/2039- 06/01/2041	4.500%	3,691,882	3,949,498
12/01/2042- 05/01/2045	3.000%	16,777,892	16,938,413
12/01/2042- 10/01/2045	4.000%	28,039,771	29,115,734
CMO Series 1614 Class MZ
11/15/2023	6.500%	6,275	6,663
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.709% Cap 11.078% 08/01/2036	4.489%	12,700	13,286
12-month USD LIBOR + 1.768% Cap 11.343% 12/01/2036	4.640%	2,300	2,398
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(e)
06/13/2049	3.500%	23,075,000	23,548,218
Federal National Mortgage Association
12/01/2020	5.000%	11,602	11,886
12/01/2025- 06/01/2046	3.500%	34,958,735	35,838,955
07/01/2027- 10/01/2046	3.000%	12,083,630	12,216,029
01/01/2029- 10/01/2045	4.000%	16,312,123	16,930,587
06/01/2031	7.000%	153,195	175,890
07/01/2032- 03/01/2037	6.500%	306,646	342,039
06/01/2037- 02/01/2038	5.500%	151,248	165,724
05/01/2040- 06/01/2044	4.500%	4,405,329	4,671,132
Series 2006-M2 Class A2A
10/25/2032	5.271%	1,002,861	1,114,959
Federal National Mortgage Association(i)
10/01/2045	3.500%	2,530,287	2,589,735
Federal National Mortgage Association(e)
06/13/2049	3.500%	119,750,000	122,121,612
06/13/2049	4.000%	160,675,000	165,821,621
06/13/2049	4.500%	87,000,000	90,887,813
Uniform Mortgage-Backed Security(e)
06/18/2034	4.000%	33,900,000	35,023,182
Total Residential Mortgage-Backed Securities - Agency (Cost $574,630,322)			576,317,591

Residential Mortgage-Backed Securities - Non-Agency 7.1%

Angel Oak Mortgage Trust I LLC(a),(j)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	7,597,821	7,718,825
CMO Series 2019-2 Class A3
03/25/2049	3.833%	7,418,528	7,504,029
Angel Oak Mortgage Trust LLC(a),(j)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	799,165	796,953
Arroyo Mortgage Trust(a),(j)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	9,401,724	9,734,742
CMO Series 2019-1 Class A1
01/25/2049	3.805%	13,725,437	13,982,032
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	2,535,190	2,588,022
Bayview Opportunity Master Fund IVa Trust(a),(j)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	4,424,180	4,443,741

16	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2018-RN9 Class A1
10/29/2033	4.213%	8,407,535	8,529,945
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	3.380%	6,865,690	6,863,474
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.784%	9,225,000	9,236,818
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.516%	21,447,519	21,278,785
COLT 2019-1 Mortgage Loan Trust(a),(j)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	8,153,488	8,278,799
COLT Mortgage Loan Trust(a),(j)
CMO Series 2018-2 Class A1
07/27/2048	3.470%	2,892,637	2,912,151
CMO Series 2018-4 Class A1
12/28/2048	4.006%	10,998,328	11,179,582
COLT Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
10/26/2048	3.692%	6,232,330	6,345,801
CSMC Trust(a),(j)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	22,004,664	22,611,242
Deephaven Residential Mortgage Trust(a),(j)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	1,715,042	1,698,951
CMO Series 2017-2A Class A1
06/25/2047	2.453%	3,520,697	3,511,092
CMO Series 2018-3A Class A3
08/25/2058	3.963%	4,508,476	4,596,295
CMO Series 2018-4A Class A1
10/25/2058	4.080%	18,437,837	18,786,914
CMO Series 2019-1A Class A3
01/25/2059	3.948%	4,234,764	4,288,364
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% 04/25/2029	3.680%	5,350,000	5,353,476
Equifirst Mortgage Loan Trust(j)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	38,440	39,426
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT LLC(a),(j)
CMO Series 2019-1 Class A1
04/26/2049	4.089%	6,090,557	6,100,302
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	8,429,453	8,582,045
Homeward Opportunities Fund I Trust(a),(j)
CMO Series 2019-1 Class A3
01/25/2059	3.606%	9,655,757	9,693,101
MetLife Securitization Trust(a)
CMO Series 2018-1A Class A
03/25/2057	3.750%	6,473,598	6,700,209
MFA Trust(a),(j)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	4,251,701	4,202,138
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	3,068,434	3,051,433
CMO Series 2018-3 Class A1
08/25/2058	3.500%	14,459,793	14,740,064
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	2,221,671	2,287,327
CMO Series 2018-NQM1 Class A1
11/25/2048	3.986%	16,135,199	16,755,410
CMO Series 2018-NQM1 Class A3
11/25/2048	4.138%	5,009,006	5,200,845
New Residential Mortgage Loan Trust(a),(j)
CMO Series 2019-NQM2 Class A3
04/25/2049	3.752%	7,602,149	7,736,466
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	8,742,583	8,894,181
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	8,838,115	8,943,464
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% Floor 1.250% 02/25/2029	3.687%	4,125,000	4,122,772
RCO Trust(a),(j)
CMO Series 2018-VFS1 Class A1
12/26/2053	4.270%	20,519,889	20,801,471
RCO V Mortgage LLC(a),(j)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	10,304,372	10,272,325
RCO V Mortgage LLC(a),(d)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	7,400,000	7,400,000

Columbia Balanced Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residential Mortgage Loan Trust(a),(j)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	7,907,946	7,951,286
Starwood Mortgage Residential Trust(a),(j)
CMO Series 2018-IMC1 Class A3
03/25/2048	3.977%	4,826,205	4,928,146
CMO Series 2019-IMC1 Class A3
04/25/2049	3.754%	2,828,079	2,839,075
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	2,186,016	2,205,177
CMO Series 2015-6 Class A1
04/25/2055	3.500%	2,719,895	2,758,348
CMO Series 2016-1 Class A1
02/25/2055	3.500%	2,553,621	2,575,660
CMO Series 2016-2 Class A1
08/25/2055	3.000%	3,962,409	3,984,962
CMO Series 2016-3 Class A1
04/25/2056	2.250%	2,040,692	2,023,284
CMO Series 2017-1 Class A1
10/25/2056	2.750%	2,893,325	2,891,572
CMO Series 2017-4 Class A1
06/25/2057	2.750%	5,282,525	5,280,778
Towd Point Mortgage Trust(a),(j)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	3,669,157	3,690,998
CMO Series 2018-5 Class A1
07/25/2058	3.250%	7,655,699	7,767,536
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	15,596,909	16,005,547
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	3.499%	13,651,453	13,721,577
Vericrest Opportunity Loan Transferee LXX LLC(a),(j)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	4,564,540	4,582,341
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	3,109,334	3,121,662
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1A
10/26/2048	4.213%	10,511,064	10,623,313
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	7,941,530	8,008,239
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Trust(a),(j)
CMO Series 2019-NPL3 Class A1
03/25/2049	3.967%	2,848,678	2,864,630
Verus Securitization Trust(a),(j)
CMO Series 2017-1A Class A1
01/25/2047	2.881%	1,550,350	1,549,322
CMO Series 2018-2 Class A3
06/01/2058	3.830%	9,866,887	10,042,904
CMO Series 2019-1 Class A3
02/25/2059	4.040%	9,393,829	9,549,535
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	5,477,138	5,567,955
Visio Trust(a),(d),(j)
CMO Series 2019-1 Class A3
06/25/2054	3.825%	4,434,640	4,467,900
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $460,681,924)			466,764,759

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(b),(k)
Term Loan
3-month USD LIBOR + 3.250% 04/17/2026	4.939%	119,000	117,934
Finance Companies 0.0%
Ellie Mae, Inc.(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/19/2026	5.609%	160,000	160,050
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(k),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 06/03/2024	5.586%	180,113	179,833
8th Avenue Food & Provisions, Inc.(b),(k)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 05/30/2025	5.467%	32,969	32,639
Total			212,472
Metals and Mining 0.0%
Big River Steel LLC(b),(k)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 12/13/2023	5.439%	43,470	43,524

18	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.0%
Reynolds Group Holdings, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	6.274%	108,722	107,703
Pharmaceuticals 0.0%
Bausch Health Companies, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 3.000% 10/22/2025	5.689%	39,775	39,620
Property & Casualty 0.0%
HUB International Ltd.(b),(k)
Term Loan
3-month USD LIBOR + 3.000% 10/10/2025	5.690%	45,655	44,424
Technology 0.0%
Ascend Learning LLC(b),(k)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/12/2022	5.189%	147,145	145,612
Dun & Bradstreet Corp. (The)(b),(k)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	4.272%	183,000	182,542
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(k)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 11/10/2023	6.189%	146,237	144,628
Hyland Software, Inc.(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 06/07/2023	5.689%	47,093	47,034
Misys Ltd./Almonde/Tahoe/Finastra USA(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	6.101%	106,605	104,292
Project Alpha Intermediate Holding, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 4.250% 04/10/2023	6.525%	119,490	119,341
3-month USD LIBOR + 3.500% Floor 1.000% 12/01/2023	7.430%	40,361	39,772
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Refinitiv US Holdings, Inc.(a),(b),(k)
Term Loan
3-month USD LIBOR + 3.750% 04/17/2026	4.250%	291,322	283,812
Tempo Acquisition LLC(b),(k),(l)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	4.637%	106,728	106,150
Ultimate Software Group, Inc. (The)(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	5.439%	89,000	89,000
Total			1,262,183
Total Senior Loans (Cost $1,992,453)			1,987,910

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks
10/01/2020	2.625%	66,700,000	67,198,783
Total U.S. Government & Agency Obligations (Cost $66,749,124)			67,198,783

U.S. Treasury Obligations 2.4%

U.S. Treasury
11/15/2020	1.750%	18,650,000	18,566,220
02/15/2045	2.500%	140,550,000	138,551,555
Total U.S. Treasury Obligations (Cost $143,832,166)			157,117,775

Money Market Funds 8.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(m),(n)	527,666,991	527,614,224
Total Money Market Funds (Cost $527,630,494)		527,614,224
Total Investments in Securities (Cost: $5,977,976,573)		6,987,575,866
Other Assets & Liabilities, Net		(408,905,069)
Net Assets		6,578,670,797

At May 31, 2019, securities and/or cash totaling $1,769,495 were pledged as collateral.
Columbia Balanced Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	295	09/2019	USD	37,391,250	584,801	—
U.S. Treasury 2-Year Note	600	09/2019	USD	128,803,126	620,930	—
U.S. Treasury 5-Year Note	1,250	09/2019	USD	146,708,985	1,482,000	—
Total					2,687,731	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2019, the total value of these securities amounted to $1,007,381,513, which represents 15.31% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2019.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2019, the total value of these securities amounted to $6,667,914, which represents 0.10% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a security purchased on a when-issued basis.
(f)	Non-income producing investment.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2019.
(h)	Principal and interest may not be guaranteed by the government.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2019.
(k)	The stated interest rate represents the weighted average interest rate at May 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(l)	Represents a security purchased on a forward commitment basis.
(m)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	315,856,889	1,839,039,919	(1,627,229,817)	527,666,991	(6,715)	7,998	7,194,436	527,614,224
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	317,583,042	6,667,914	—	324,250,956
Commercial Mortgage-Backed Securities - Agency	—	35,772,428	—	—	35,772,428
Commercial Mortgage-Backed Securities - Non-Agency	—	183,295,960	—	—	183,295,960
Common Stocks
Communication Services	486,261,108	—	—	—	486,261,108
Consumer Discretionary	418,962,797	—	—	—	418,962,797
Consumer Staples	252,309,734	—	—	—	252,309,734
Energy	188,142,995	—	—	—	188,142,995
Financials	512,242,003	—	—	—	512,242,003
Columbia Balanced Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Health Care	548,848,209	—	—	—	548,848,209
Industrials	237,322,135	—	—	—	237,322,135
Information Technology	893,690,435	—	—	—	893,690,435
Materials	158,482,283	—	—	—	158,482,283
Real Estate	58,358,104	—	—	—	58,358,104
Utilities	38,969,731	—	—	—	38,969,731
Total Common Stocks	3,793,589,534	—	—	—	3,793,589,534
Corporate Bonds & Notes	—	730,605,137	—	—	730,605,137
Exchange-Traded Funds	—	64,111,208	—	—	64,111,208
Foreign Government Obligations	—	14,095,942	—	—	14,095,942
Inflation-Indexed Bonds	—	44,853,659	—	—	44,853,659
Residential Mortgage-Backed Securities - Agency	—	576,317,591	—	—	576,317,591
Residential Mortgage-Backed Securities - Non-Agency	—	454,896,859	11,867,900	—	466,764,759
Senior Loans	—	1,987,910	—	—	1,987,910
U.S. Government & Agency Obligations	—	67,198,783	—	—	67,198,783
U.S. Treasury Obligations	157,117,775	—	—	—	157,117,775
Money Market Funds	—	—	—	527,614,224	527,614,224
Total Investments in Securities	3,950,707,309	2,490,718,519	18,535,814	527,614,224	6,987,575,866
Investments in Derivatives
Asset
Futures Contracts	2,687,731	—	—	—	2,687,731
Total	3,953,395,040	2,490,718,519	18,535,814	527,614,224	6,990,263,597
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed and residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
22	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 12.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Trust(a)
Series 2018-1 Class A
12/21/2020	3.700%	489,766	489,869
Allegro CLO VII Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 06/13/2031	3.697%	7,500,000	7,453,597
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/2022	2.300%	730,000	728,296
Series 2017-1 Class D
01/18/2023	3.130%	1,755,000	1,773,395
Subordinated Series 2019-1 Class D
03/18/2025	3.620%	2,250,000	2,301,712
Subordinated, Series 2016-3 Class C
04/08/2022	2.240%	6,430,000	6,415,848
Anchorage Capital CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.250% 10/13/2030	3.847%	5,250,000	5,242,713
Series 2015-6A Class AR
3-month USD LIBOR + 1.270% 07/15/2030	3.867%	11,500,000	11,500,437
Applebee’s Funding LLC/IHOP Funding LLC(a),(c)
Series 2019-1A Class A2I
06/07/2049	4.194%	1,050,000	1,050,000
Series 2019-1A Class AII
06/07/2049	4.723%	500,000	500,000
ArrowMark Colorado Holdings(a),(b)
Series 2017-6A Class A1
3-month USD LIBOR + 1.280% 07/15/2029	3.877%	2,250,000	2,250,085
Atlas Senior Loan Fund Ltd.(a),(b)
Series 2017-8A Class A
3-month USD LIBOR + 1.300% 01/16/2030	3.897%	5,250,000	5,245,779
Atlas Senior Loan Fund V Ltd.(a),(b)
Series 2014-1A Class AR2
3-month USD LIBOR + 1.260% 07/16/2029	3.861%	13,750,000	13,754,414
Atrium XII(a),(b)
Series 2012A Class AR
3-month USD LIBOR + 0.830% 04/22/2027	3.422%	16,975,000	16,971,605
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atrium XIII(a),(b)
Series 2013A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 11/21/2030	3.772%	2,500,000	2,500,267
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2015-1A Class A
07/20/2021	2.500%	3,600,000	3,597,687
Series 2016-1A Class A
06/20/2022	2.990%	2,800,000	2,823,280
Series 2016-2A Class A
11/20/2022	2.720%	8,600,000	8,622,984
Series 2017-2A Class A
03/20/2024	2.970%	750,000	759,011
Series 2019-2A Class A
09/22/2025	3.350%	2,175,000	2,222,467
Barings CLO Ltd.(a),(b)
Series 2018-3A Class A1
3-month USD LIBOR + 0.950% 07/20/2029	3.542%	3,000,000	2,992,671
Betony CLO 2 Ltd.(a),(b)
Series 2018-1A Class A1
3-month USD LIBOR + 1.080% 04/30/2031	3.663%	3,000,000	2,981,979
Burnham Park CLO Ltd.(a),(b)
Series 2016-1A Class A
3-month USD LIBOR + 1.430% 10/20/2029	4.022%	9,500,000	9,527,322
California Republic Auto Receivables Trust
Series 2017-1 Class A4
06/15/2022	2.280%	4,210,000	4,205,221
Capital Auto Receivables Asset Trust(a)
Series 2017-1 Class A3
08/20/2021	2.020%	878,881	876,763
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	3.732%	2,231,000	2,219,858
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A1AR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2030	3.697%	4,000,000	3,980,116
Series 2014-1A Class A1R2
3-month USD LIBOR + 0.970% Floor 0.970% 04/17/2031	3.558%	7,000,000	6,914,110
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-3RA Class A1A
3-month USD LIBOR + 1.050% 07/27/2031	3.632%	21,750,000	21,550,074
Carmax Auto Owner Trust
Series 2019-2 Class C
02/18/2025	3.160%	3,270,000	3,319,908
Catamaran CLO Ltd.(a),(b)
Series 2014-1A Class A1AR
3-month USD LIBOR + 1.260% 04/22/2030	3.852%	13,750,000	13,724,672
Chancelight, Inc.(a),(b)
Series 2012-2 Class A
1-month USD LIBOR + 0.730% 04/25/2039	3.160%	996,389	997,163
CIFC Funding Ltd.(a),(b)
Series 2015-1A Class ARR
3-month USD LIBOR + 1.110% Floor 1.110% 01/22/2031	3.702%	7,000,000	6,983,102
Series 2015-3A Class AR
3-month USD LIBOR + 0.870% 04/19/2029	3.462%	6,000,000	5,969,262
Series 2017-5A Class A1
3-month USD LIBOR + 1.180% 11/16/2030	3.768%	3,000,000	2,991,729
Series 2018-1A Class A
3-month USD LIBOR + 1.000% 04/18/2031	3.601%	5,000,000	4,940,750
Series 2018-2A Class A1
3-month USD LIBOR + 1.040% 04/20/2031	3.632%	12,000,000	11,898,960
CIG Auto Receivables Trust(a)
Series 2017-1A
05/15/2023	2.710%	309,246	308,890
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
3-month USD LIBOR + 0.300% Floor 0.300% 06/25/2042	2.902%	696,518	640,142
CIT Mortgage Loan Trust(a),(b)
Series 2007-1 Class 1A
1-month USD LIBOR + 1.350% Floor 1.350% 10/25/2037	3.780%	7,378,852	7,464,063
Commonbond Student Loan Trust(a)
Series 2018-CGS Class B
02/25/2046	4.250%	750,000	773,226
CPS Auto Receivables Trust(a)
Series 2018-A Class C
12/15/2023	3.050%	625,000	625,223
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2017-C Class B
07/15/2021	2.300%	928,097	926,889
Credit Acceptance Auto Loan Trust(a)
Series 2016-3A Class A
04/15/2024	2.150%	565,048	564,505
Series 2017-1A Class A
10/15/2025	2.560%	454,636	454,345
Series 2018-2A Class A
05/17/2027	3.470%	515,000	520,519
Subordinated, Series 2016-2A Class B
05/15/2024	3.180%	2,956,954	2,957,172
DB Master Finance LLC(a)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,231,250	1,268,237
Series 2019-1A Class A23
05/20/2049	4.352%	1,200,000	1,252,211
Series 2019-1A Class A2II
05/20/2049	4.021%	650,000	675,689
Diamond Resorts Owner Trust(a)
Series 2018-1 Class A
01/21/2031	3.700%	3,467,478	3,526,418
Domino’s Pizza Master Issuer LLC(a)
Series 2017-1A Class A2II
07/25/2047	3.082%	1,080,750	1,079,550
Series 2018-1A Class A2I
07/25/2048	4.116%	1,485,000	1,538,044
Drive Auto Receivables Trust
Series 2017-3 Class C
07/15/2022	2.800%	1,276,668	1,277,186
Subordinated, Series 2018-1 Class B
02/15/2022	2.880%	1,920,088	1,920,052
Drive Auto Receivables Trust(a)
Subordinated, Series 2016-BA Class C
07/15/2022	3.190%	312,410	312,468
Driven Brands Funding LLC(a)
Series 2019-1A Class A2
04/20/2049	4.641%	1,795,500	1,851,278
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR2
3-month USD LIBOR + 1.230% Floor 1.230% 04/15/2029	3.827%	5,000,000	5,001,625
Dryden 49 Senior Loan Fund(a),(b)
Series 2017-49A Class A
3-month USD LIBOR + 1.210% 07/18/2030	3.811%	3,150,000	3,150,135

2	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 75 CLO Ltd.(a),(b)
Series 2019-75A Class A
3-month USD LIBOR + 1.180% Floor 1.180% 01/15/2029	3.715%	4,000,000	4,000,072
Dryden CLO Ltd.(a),(b)
Series 2018-71A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 01/15/2029	3.843%	5,500,000	5,500,225
DT Auto Owner Trust(a)
Series 2017-3A Class B
05/17/2021	2.400%	292,307	292,270
Series 2018-2A Class C
03/15/2024	3.670%	4,120,000	4,164,101
Series 2019-1A Class C
11/15/2024	3.610%	2,490,000	2,532,696
Series 2019-2A Class C
02/18/2025	3.180%	2,250,000	2,270,636
Subordinated, Series 2016-4A Class C
10/17/2022	2.740%	472,471	472,431
Subordinated, Series 2017-1 Class C
11/15/2022	2.700%	113,774	113,718
Earnest Student Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 1.400% Floor 1.400% 01/25/2041	3.830%	236,096	236,411
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	3.230%	4,650,000	4,659,883
Educational Funding of the South, Inc.(b)
Series 2011-1 Class A2
3-month USD LIBOR + 0.650% Floor 0.650% 04/25/2035	3.230%	2,086,757	2,067,351
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% Floor 1.350% 03/25/2036	3.780%	2,700,000	2,749,682
Elevation CLO Ltd.(a),(b)
Series 2014-2A Class A1R
3-month USD LIBOR + 1.230% 10/15/2029	3.827%	13,000,000	13,002,145
Series 2017-7A Class A
3-month USD LIBOR + 1.220% 07/15/2030	3.817%	4,750,000	4,737,213
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ellington CLO II Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.700% Floor 1.700% 02/15/2029	4.218%	20,000,000	20,075,800
Enterprise Fleet Financing LLC(a)
Series 2016-2 Class A2
02/22/2022	1.740%	150,301	150,035
Exeter Automobile Receivables Trust(a)
Series 2017-3A Class A
12/15/2021	2.050%	440,774	439,777
Series 2018-1A Class B
04/15/2022	2.750%	2,685,000	2,683,317
Series 2018-2A Class B
05/16/2022	3.270%	5,400,000	5,409,815
Series 2019-2A Class B
05/15/2023	3.060%	695,000	700,854
First Investors Auto Owner Trust(a)
Series 2017-1A Class A2
03/15/2022	2.200%	1,787,654	1,784,217
Flagship Credit Auto Trust(a)
Subordinated, Series 2015-3 Class B
03/15/2022	3.680%	563,455	564,550
Subordinated, Series 2016-2
09/15/2022	3.840%	1,855,000	1,862,260
Subordinated, Series 2016-3 Class B
06/15/2021	2.430%	1,108,328	1,107,871
Subordinated, Series 2016-4 Class B
10/15/2021	2.410%	989,641	988,533
Subordinated, Series 2018-2 Class B
05/15/2023	3.560%	3,869,000	3,914,976
Subordinated, Series 2018-4 Class B
10/16/2023	3.880%	1,600,000	1,637,756
Ford Credit Auto Owner Trust(a)
Series 2015-2 Class A
01/15/2027	2.440%	2,655,000	2,652,794
Series 2017-2 Class A
03/15/2029	2.360%	7,075,000	7,083,531
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	7,229,086
Ford Credit Auto Owner Trust
Series 2016-B Class A3
10/15/2020	1.330%	232,398	232,142
Ford Credit Floorplan Master Owner Trust
Series 2018-4 Class A
11/15/2030	4.060%	7,600,000	8,146,425

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Galaxy XV CLO Ltd.(a),(b)
Series 2013-15A Class AR
3-month USD LIBOR + 1.200% 10/15/2030	3.797%	2,225,000	2,222,922
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	1,981,417	1,979,643
GLS Auto Receivables Issuer Trust(a)
Series 2019-2A Class A
04/17/2023	3.060%	3,220,000	3,229,377
GLS Auto Receivables Trust(a)
Subordinated, Series 2018-3A Class B
08/15/2023	3.780%	3,705,000	3,759,356
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.450% Floor 0.450% 08/25/2042	2.971%	896,857	831,336
Greenwood Park CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.010% 04/15/2031	3.607%	15,000,000	14,852,565
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	2,084,387	2,205,217
Series 2014-2A Class A
01/17/2073	3.610%	2,578,694	2,612,786
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/2021	2.670%	1,390,000	1,387,600
Series 2016-2A Class A
03/25/2022	2.950%	6,270,000	6,287,519
Series 2016-3A Class A
07/25/2020	2.270%	4,080,000	4,076,887
Higher Education Funding I(a),(b)
Series 2014-1 Class A
3-month USD LIBOR + 1.050% Floor 1.050% 05/25/2034	3.571%	3,818,318	3,851,112
ICG US CLO Ltd.(a),(b)
Series 2017-2A Class A1
3-month USD LIBOR + 1.280% 10/23/2029	3.872%	1,000,000	998,724
Jamestown CLO IX Ltd.(a),(b)
Series 2016-9A Class A1B
3-month USD LIBOR + 1.500% 10/20/2028	4.092%	18,400,000	18,403,220
JG Wentworth XLIII LLC(a)
Series 2019-1A Class A
08/17/2071	3.820%	1,281,000	1,332,548
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KKR CLO Ltd.(a),(b)
Series 2018 Class A
3-month USD LIBOR + 1.270% 07/18/2030	3.871%	9,000,000	9,000,936
KVK CLO Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 0.930% 05/20/2029	3.450%	17,000,000	16,874,693
LCM XXIV Ltd.(a),(b)
Series 2024A Class A
3-month USD LIBOR + 1.310% Floor 1.310% 03/20/2030	3.902%	4,750,000	4,761,856
LCM XXV Ltd.(a),(b)
Series 2025A Class A
3-month USD LIBOR + 1.210% 07/20/2030	3.802%	1,643,000	1,643,081
Lendmark Funding Trust(a)
Series 2017-1A Class A
12/22/2025	2.830%	2,060,000	2,050,393
Series 2018-1A Class A
12/21/2026	3.810%	7,200,000	7,355,914
Madison Park Funding XIX Ltd.(a),(b)
Series 2015-19A Class B1R
3-month USD LIBOR + 2.300% Floor 2.300% 01/22/2028	3.500%	3,000,000	2,999,958
Magnetite VII Ltd.(a),(b)
Series 2012-7A Class A1R2
3-month USD LIBOR + 0.800% 01/15/2028	3.397%	710,000	706,884
Magnetite XI Ltd.(a),(b)
Series 2014-11A Class A1R
3-month USD LIBOR + 1.120% 01/18/2027	3.721%	4,758,679	4,758,679
Magnetite XVII Ltd.(a),(b)
Series 2016-17A Class AR
3-month USD LIBOR + 1.100% 07/20/2031	3.692%	1,050,000	1,044,609
Mariner CLO 5 Ltd.(a),(b)
Series 2018-5A Class A
3-month USD LIBOR + 1.110% Floor 1.110% 04/25/2031	3.690%	5,500,000	5,463,199
Mariner Finance Issuance Trust(a)
Series 2017-BA Class A
12/20/2029	2.920%	6,145,000	6,133,419
Marlette Funding Trust(a)
Subordinated, Series 2017-3A Class C
12/15/2024	4.010%	5,000,000	5,028,528

4	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2018-4A Class C
12/15/2028	4.910%	1,000,000	1,032,175
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	4,886,638	5,083,178
Merlin Aviation Holdings DAC(a)
Series 2016-1 Class A
12/15/2032	4.500%	1,670,649	1,718,003
Midocean Credit CLO VIII(a),(b)
Series 2018-8A Class A1
3-month USD LIBOR + 1.150% 02/20/2031	3.670%	8,000,000	7,965,928
Series 2018-8A Class B
3-month USD LIBOR + 1.650% 02/20/2031	4.170%	6,600,000	6,507,567
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	1,058,918	1,160,626
Mid-State Trust VII
Series 7 Class A (AMBAC)
12/15/2036	6.340%	1,203,169	1,275,565
Mill City Solar Loan Ltd.(a)
Series 2019-1A Class A
03/20/2043	4.340%	2,090,490	2,143,439
Mosaic Solar Loan Trust(a)
Series 2019-1A Class A
12/21/2043	4.370%	2,538,367	2,638,146
Subordinated, Series 2018-2GS Class B
02/22/2044	4.740%	2,500,000	2,511,985
Mosaic Solar Loans LLC(a)
Series 2017-2A Class A
06/22/2043	3.820%	1,241,995	1,253,274
Mountain View CLO LLC(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.210% 01/16/2031	3.811%	6,500,000	6,450,964
Navient Student Loan Trust(b)
Series 2014-2 Class A
1-month USD LIBOR + 0.640% Floor 0.640% 03/25/2083	3.070%	5,756,393	5,722,791
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	3.050%	5,953,600	5,885,558
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	3.050%	2,650,512	2,648,328
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Student Loan Trust(a),(b)
Series 2017-1A Class A3
1-month USD LIBOR + 1.150% 07/26/2066	3.580%	3,530,000	3,557,695
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	3.480%	13,281,000	13,380,160
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	3.380%	4,210,000	4,182,576
Neuberger Berman CLO XVII Ltd.(a),(b)
Series 2014-17A Class CR
3-month USD LIBOR + 2.650% 04/22/2029	5.242%	2,000,000	2,000,288
Neuberger Berman CLO XVI-S Ltd.(a),(b)
Series 2017-16SA Class A
3-month USD LIBOR + 0.850% 01/15/2028	3.447%	7,000,000	6,985,587
NextGear Floorplan Master Owner Trust(a)
Series 2016-2A Class A2
09/15/2021	2.190%	1,845,000	1,841,467
Series 2017-1A Class A2
04/18/2022	2.540%	2,990,000	2,984,591
Series 2017-2A Class A2
10/17/2022	2.560%	595,000	594,815
Series 2018-1A Class A2
02/15/2023	3.220%	2,230,000	2,246,467
OCP CLO Ltd.(a),(b)
Series 2017-13A Class A1A
3-month USD LIBOR + 1.260% 07/15/2030	3.857%	4,500,000	4,499,892
Octagon Investment Partners 25 Ltd.(a),(b)
Series 2015-1A Class AR
3-month USD LIBOR + 0.800% Floor 0.800% 10/20/2026	3.392%	5,000,000	4,995,205
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.320% 03/17/2030	3.912%	5,550,000	5,564,452
OneMain Direct Auto Receivables Trust(a)
Series 2017-1A Class B
06/15/2021	2.880%	2,600,000	2,594,763
Series 2019-1A Class A
09/14/2027	3.630%	6,900,000	7,048,111
Subordinated Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,536,043

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2017-2A Class D
10/15/2024	3.420%	1,200,000	1,204,927
Subordinated, Series 2018-1A Class B
04/14/2025	3.710%	11,400,000	11,626,488
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	13,075,000	13,262,714
Subordinated, Series 2017-1A Class B
09/14/2032	2.790%	1,000,000	999,762
Subordinated, Series 2017-1A Class C
09/14/2032	3.350%	800,000	811,102
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A
3-month USD LIBOR + 1.250% 10/22/2030	3.842%	14,000,000	13,943,762
Palmer Square CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month USD LIBOR + 1.130% Floor 1.130% 01/17/2031	3.718%	8,000,000	7,947,960
Series 2015-2A Class A1AR
3-month USD LIBOR + 1.270% 07/20/2030	3.862%	11,750,000	11,750,059
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.220% 11/14/2029	3.748%	6,000,000	5,993,118
Planet Fitness Master Issuer LLC(a)
Series 2018-1A Class A2II
09/05/2048	4.666%	6,233,675	6,628,477
Santander Drive Auto Receivables Trust
Subordinated Series 2018-2 Class D
02/15/2024	3.880%	2,060,000	2,105,420
Subordinated Series 2019-2 Class C
10/15/2024	2.900%	3,320,000	3,344,601
Subordinated Series 2019-2 Class D
07/15/2025	3.220%	1,750,000	1,766,538
Subordinated, Series 2018-5 Class C
12/16/2024	3.810%	4,660,000	4,766,817
Santander Retail Auto Lease Trust(a)
Series 2019-A Class B
05/22/2023	3.010%	1,500,000	1,509,929
SCF Equipment Leasing LLC(a)
Series 2018-1A Class A2
10/20/2024	3.630%	6,134,666	6,143,630
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scholar Funding Trust(a),(b)
Series 2011-A Class A
3-month USD LIBOR + 0.900% Floor 0.900% 10/28/2043	3.482%	619,048	616,831
Shackleton VII CLO Ltd.(a),(b)
Series 2015-7RA Class A1
3-month USD LIBOR + 1.170% 07/15/2031	3.767%	10,250,000	10,192,938
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month USD LIBOR + 1.100% 05/07/2031	3.665%	11,000,000	10,896,600
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	598,660	601,888
S-Jets Ltd.(a)
Series 2017-1 Class A
08/15/2042	3.970%	2,062,583	2,101,694
SLM Student Loan Trust(a),(b)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% Floor 0.550% 10/25/2064	3.130%	5,120,000	5,033,118
SLM Student Loan Trust(b)
Series 2008-2 Class A3
3-month USD LIBOR + 0.750% 04/25/2023	3.330%	4,128,505	4,069,300
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	3.780%	1,165,000	1,111,280
Series 2008-3 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 04/26/2083	3.780%	1,165,000	1,106,757
Series 2008-4 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 04/25/2073	4.430%	1,165,000	1,169,612
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	4.430%	4,060,000	4,097,486
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	3.680%	6,083,147	6,043,209
Series 2008-6 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	4.430%	1,165,000	1,177,032

6	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	4.430%	1,165,000	1,162,656
Series 2008-8 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2075	4.830%	1,165,000	1,190,288
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	4.830%	1,165,000	1,194,122
Series 2011-1 Class A2
1-month USD LIBOR + 1.150% Floor 1.150% 10/25/2034	3.580%	3,285,000	3,313,106
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	3.130%	6,728,205	6,626,613
Series 2012-7 Class A3
1-month USD LIBOR + 0.650% Floor 0.650% 05/26/2026	3.080%	3,317,448	3,266,670
SoFi Consumer Loan Program LLC(a)
Series 2017-3 Class B
05/25/2026	3.850%	2,800,000	2,866,360
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A2
02/25/2027	3.140%	3,025,000	3,042,902
Series 2018-2 Class A2
04/26/2027	3.350%	9,785,000	9,860,629
Subordinated Series 2019-2 Class D
04/25/2028	4.200%	3,000,000	3,053,818
Subordinated, Series 2019-1 Class D
02/25/2028	4.420%	4,000,000	4,094,594
SoFi Professional Loan Program LLC(a)
Series 2016-B Class A2B
10/25/2032	2.740%	1,710,960	1,721,584
Series 2016-C Class A2B
12/27/2032	2.360%	1,179,863	1,179,590
Series 2017-A Class A2B
03/26/2040	2.400%	805,000	803,004
Series 2017-D Class A2FX
09/25/2040	2.650%	1,500,000	1,504,669
Series 2017-E Class A2B
11/26/2040	2.720%	205,000	205,481
Series 2018-A Class A2B
02/25/2042	2.950%	335,000	337,743
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,634,440
Subordinated Series 2018-B Class BFX
08/25/2047	3.830%	2,700,000	2,788,324
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,633,383
SoFi Professional Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	3.380%	235,982	236,158
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.070% 01/26/2031	3.656%	6,000,000	5,971,050
Sound Point CLO XVI Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.280% 07/25/2030	3.860%	6,250,000	6,243,725
Springleaf Funding Trust(a)
Series 2015-AA Class A
11/15/2024	3.160%	168,907	168,921
Series 2016-AA Class A
11/15/2029	2.900%	6,190,578	6,189,964
Series 2017-AA Class A
07/15/2030	2.680%	4,500,000	4,507,129
Subordinated, Series 2017-AA Class B
07/15/2030	3.100%	600,000	599,926
Sunrun Athena Issuer LLC(a)
Series 2018-1 Class A
04/30/2049	5.310%	1,954,698	2,080,948
Sunrun Callisto Issuer LLC(a)
Series 2019-1A Class A
06/30/2054	3.980%	1,950,000	1,949,889
Synchrony Credit Card Master Note Trust
Series 2017-2 Class A
10/15/2025	2.620%	5,400,000	5,454,421
Telos CLO Ltd.(a),(b)
Series 2013-4A Class AR
3-month USD LIBOR + 1.240% 01/17/2030	3.828%	13,000,000	12,929,423
Tesla Auto Lease Trust(a)
Series 2018-B Class C
10/20/2021	4.360%	1,800,000	1,831,487
THL Credit Wind River CLO Ltd.(b)
Series 2016-1A Class CR
3-month USD LIBOR + 2.100% 07/15/2028	4.697%	3,350,000	3,316,142

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class AR
3-month USD LIBOR + 1.200% 07/20/2031	3.792%	6,750,000	6,722,136
TICP CLO I Ltd.(a),(b)
Series 2015-1A Class BR
3-month USD LIBOR + 1.300% 07/20/2027	3.892%	10,000,000	9,960,680
TICP CLO IX Ltd.(a),(b)
Series 2017-9A Class A
3-month USD LIBOR + 1.140% 01/20/2031	3.732%	10,000,000	9,952,780
Toyota Auto Receivables Owner Trust
Series 2016-B Class A3
04/15/2020	1.300%	65,419	65,385
Trinitas CLO VI Ltd.(a),(b)
Series 2017-6A Class A
3-month USD LIBOR + 1.320% 07/25/2029	3.900%	6,000,000	6,000,498
Trinitas CLO VII Ltd.(a),(b)
Series 2017-7A Class B
3-month USD LIBOR + 1.600% 01/25/2031	4.180%	9,000,000	8,883,927
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/2021	1.420%	115,675	115,443
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 10/15/2030	3.807%	7,500,000	7,483,042
Series 2016-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.007% 01/20/2031	3.662%	10,000,000	9,910,800
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	4.047%	7,000,000	7,006,678
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	2.750%	9,000,000	8,739,549
Wellfleet CLO Ltd.(a),(b)
Series 2018-1A Class SUB
3-month USD LIBOR + 1.100% Floor 1.100% 07/17/2031	3.688%	17,000,000	16,834,607
Wendy’s Funding LLC(a)
Series 2018-1A Class A2II
03/15/2048	3.884%	987,500	998,175
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westcott Park CLO Ltd.(a),(b)
Series 2016-1A Class A
3-month USD LIBOR + 1.530% 07/20/2028	4.122%	15,000,000	15,009,120
Westlake Automobile Receivables Trust(a)
Series 2019-1A Class B
10/17/2022	3.260%	4,525,000	4,562,837
World Financial Network Credit Card Master Trust
Series 2015-B Class A
06/17/2024	2.550%	5,030,000	5,027,884
Zais CLO 7 Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.290% 04/15/2030	3.887%	4,000,000	3,996,604
Zais CLO 8 Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 0.950% 04/15/2029	3.547%	5,500,000	5,445,187
Zais CLO 9 Ltd.(a),(b)
Series 2018-2A Class A
3-month USD LIBOR + 1.200% 07/20/2031	3.792%	13,000,000	12,840,308
Total Asset-Backed Securities — Non-Agency (Cost $990,304,605)			994,227,994

Commercial Mortgage-Backed Securities - Agency 2.9%

Federal Home Loan Mortgage Corp.
01/01/2027	3.170%	2,942,786	3,061,457
08/01/2031	3.400%	2,762,519	2,902,127
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(e)
CMO Series K028 Class X1
02/25/2023	0.289%	120,934,385	1,079,376
CMO Series K055 Class X1
03/25/2026	1.365%	2,141,189	165,896
CMO Series K057 Class X1
07/25/2026	1.191%	2,509,487	173,258
CMO Series K059 Class X1
09/25/2026	0.315%	7,370,903	147,043
CMO Series K060 Class X1
10/25/2026	0.076%	26,692,830	178,903
CMO Series K152 Class X1
01/25/2031	0.953%	4,273,694	353,297
CMO Series K718 Class X1
01/25/2022	0.621%	22,540,229	302,952
Series K069 Class X1
09/25/2027	0.369%	39,469,279	1,115,212
Series K091 Class X1
03/25/2029	0.559%	39,996,766	1,937,983

8	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K728 Class X1
08/25/2024	0.415%	289,300,433	5,443,593
Series K729 Class X1
10/25/2024	0.365%	182,428,562	3,078,537
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,137,000	6,135,720
Series K074 Class A2
01/25/2028	3.600%	8,660,000	9,313,440
Series K155 Class A3
04/25/2033	3.750%	6,935,000	7,542,229
Series KJ18 Class A1
03/25/2022	2.455%	4,394,750	4,416,478
Series KP03 Class A2
07/25/2019	1.780%	29,509	29,430
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series K157 Class A3
08/25/2033	3.990%	6,145,000	6,806,734
Series K158 Class A3
10/25/2033	3.900%	4,385,000	4,817,613
Federal National Mortgage Association
04/01/2027	3.320%	3,771,000	3,965,368
03/01/2028	3.690%	4,115,441	4,396,619
05/01/2028	2.780%	2,115,000	2,142,395
05/01/2028	3.010%	3,079,641	3,179,351
11/01/2028	2.810%	1,736,000	1,758,335
02/01/2029	4.140%	6,460,463	7,237,197
06/01/2029	3.210%	10,500,000	10,969,551
08/01/2029	3.245%	10,817,372	11,325,592
09/01/2029	3.180%	14,365,000	14,976,990
10/01/2029	3.200%	8,522,608	8,892,853
11/01/2029	3.100%	7,940,000	8,233,599
12/01/2029	3.090%	2,980,221	3,087,198
02/01/2030	3.370%	11,952,202	12,652,099
06/01/2030	3.710%	6,650,000	7,192,332
11/01/2030	3.820%	9,109,000	9,949,670
11/01/2031	2.770%	5,301,888	5,347,408
11/01/2031	3.400%	1,500,000	1,550,348
10/01/2032	3.180%	6,040,956	6,247,263
01/01/2037	3.610%	4,532,192	4,821,001
11/01/2037	3.210%	7,177,302	7,238,128
Federal National Mortgage Association(d)
Series 2013-M6 Class 1AC
02/25/2043	3.584%	5,225,000	5,404,007
Government National Mortgage Association(d),(e)
CMO Series 2011-38 Class IO
04/16/2053	0.092%	9,993,269	181,683
CMO Series 2013-162 Class IO
09/16/2046	0.732%	82,749,133	2,836,839
CMO Series 2014-134 Class IA
01/16/2055	0.588%	24,063,043	562,481
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-101 Class IO
03/16/2052	0.825%	15,925,468	834,803
CMO Series 2015-114
03/15/2057	0.937%	4,328,331	253,008
CMO Series 2015-120 Class IO
03/16/2057	0.857%	18,903,924	1,065,321
CMO Series 2015-125 Class IB
01/16/2055	1.285%	59,713,836	3,334,188
CMO Series 2015-125 Class IO
07/16/2055	0.774%	47,272,895	2,194,446
CMO Series 2015-146 Class IC
07/16/2055	0.844%	38,284,555	1,733,720
CMO Series 2015-171 Class IO
11/16/2055	0.869%	12,984,836	768,470
CMO Series 2015-174 Class IO
11/16/2055	0.940%	52,206,237	2,704,100
CMO Series 2015-21 Class IO
07/16/2056	0.929%	12,465,675	676,215
CMO Series 2015-29 Class EI
09/16/2049	0.750%	36,321,110	2,000,055
CMO Series 2015-41 Class IO
09/16/2056	0.628%	5,359,064	242,938
CMO Series 2015-6 Class IO
02/16/2051	0.719%	14,695,104	666,629
CMO Series 2015-70 Class IO
12/16/2049	1.031%	21,057,047	1,313,518
CMO Series 2016-39 Class IO
01/16/2056	0.829%	7,178,532	409,345
Series 2014-101 Class IO
04/16/2056	0.809%	49,563,725	2,438,114
Series 2016-152 Class IO
08/15/2058	0.926%	22,196,679	1,692,783
Series 2017-168 Class IO
12/16/2059	0.657%	34,283,590	2,065,422
Series 2018-110 Class IA
11/16/2059	0.737%	50,431,712	3,041,632
Series 2018-2 Class IO
12/16/2059	0.786%	17,296,030	1,211,983
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	2.843%	624,577	622,692

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)
Series 2003-88 Class Z
03/16/2046	4.500%	699,454	726,159
Total Commercial Mortgage-Backed Securities - Agency (Cost $229,213,478)			233,145,126

Commercial Mortgage-Backed Securities - Non-Agency 6.2%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	2,130,000	2,272,422
Banc of America Merrill Lynch Commercial Mortgage, Inc.(d),(e)
Series 2019-BN18 Class XA
05/15/2062	1.053%	60,615,000	4,475,296
BBCMS Mortgage Trust(a)
Series 2013-TYSN Class A2
09/05/2032	3.756%	2,000,000	2,026,587
Subordinated, Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	13,436,829
Subordinated, Series 2016-ETC Class B
08/14/2036	3.189%	900,000	890,405
Subordinated, Series 2016-ETC Class C
08/14/2036	3.391%	770,000	754,898
BBCMS Mortgage Trust(a),(d)
Series 2016-ETC Class D
08/14/2036	3.609%	2,790,000	2,706,141
BBCMS Mortgage Trust(d),(e)
Series 2018-C2 Class XA
12/15/2051	0.773%	61,933,359	3,757,472
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	6,260,000	6,241,686
Benchmark Mortgage Trust
Series 2018-B2 Class A4
02/15/2051	3.615%	27,000,000	28,346,674
Series 2018-B8 Class A5
01/15/2052	4.232%	3,500,000	3,852,210
Benchmark Mortgage Trust(d)
Subordinated, Series 2018-B8 Class C
01/15/2052	4.875%	3,000,000	3,286,053
BXP Trust(a),(d)
Subordinated, Series 2017-GM Class D
06/13/2039	3.425%	2,500,000	2,482,558
CALI Mortgage Trust(a)
Series 2019-101C Class A
03/10/2039	3.957%	2,380,000	2,576,757
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	17,000,000	16,604,857
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-CD6 Class A3
11/13/2050	3.104%	10,000,000	10,195,903
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	20,467,360
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	6,027,739
CFCRE Commercial Mortgage Trust(d),(e)
Series 2016-C4 Class XA
05/10/2058	1.722%	63,408,185	5,813,459
CGRBS Commercial Mortgage Trust(a)
Series 2013-VNO5 Class A
03/13/2035	3.369%	2,020,000	2,096,490
Citigroup Commercial Mortgage Trust
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	10,356,581
Series 2016-GC37 Class A4
04/10/2049	3.314%	8,000,000	8,260,839
Citigroup Commercial Mortgage Trust(d)
Subordinated, Series 2016-P5 Class C
10/10/2049	4.321%	2,610,000	2,661,591
CityLine Commercial Mortgage Trust(a),(d)
Subordinated, Series 2016-CLNE Class B
11/10/2031	2.778%	3,600,000	3,585,190
Subordinated, Series 2016-CLNE Class C
11/10/2031	2.778%	1,350,000	1,329,021
COMM Mortgage Trust(a)
Series 2013-CR7 Class AM
03/10/2046	3.314%	4,250,000	4,339,235
COMM Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	1,681,997	1,726,732
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	3,793,000	3,822,060
Commercial Mortgage Trust
Series 2013-CR13 Class A3
11/12/2046	3.928%	2,975,000	3,149,079
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,165,000	1,233,093
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	5,243,666
Series 2014-UBS6 Class A4
12/10/2047	3.378%	3,605,000	3,732,177
Series 2015-CR26 Class A4
10/10/2048	3.630%	1,600,000	1,677,946
Series 2015-DC1 Class A5
02/10/2048	3.350%	18,924,000	19,485,907

10	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	856,879
Series 2015-PC1 Class A5
07/10/2050	3.902%	2,755,000	2,922,053
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,500,000	8,500,077
Series 2016-DC2 Class A5
02/10/2049	3.765%	4,832,000	5,094,997
Commercial Mortgage Trust(d)
Series 2013-CR9 Class A4
07/10/2045	4.232%	2,427,625	2,585,868
Commercial Mortgage Trust(a),(d)
Series 2016-667M Class C
10/10/2036	3.179%	6,770,000	6,632,967
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	2,115,000	2,208,654
Core Industrial Trust(a),(d)
Subordinated, Series 2015-TEXW Class E
02/10/2034	3.849%	1,000,000	1,014,778
CoreVest American Finance Trust(a)
Series 2017-1 Class A
10/15/2049	2.968%	1,780,676	1,792,143
Credit Suisse Mortgage Capital Certificates(a),(b),(c),(f),(g)
Series 2019-ICE4 Class F
1-month USD LIBOR + 2.650% Floor 2.650% 05/15/2036	5.113%	3,660,000	3,660,000
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	13,780,000	14,456,929
CSAIL Commercial Mortgage Trust(d)
Series 2017-CX9 Class A5
09/15/2050	3.446%	3,270,000	3,384,595
Subordinated, Series 2017-C8 Class C
06/15/2050	4.317%	3,960,000	4,016,890
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class E
1-month USD LIBOR + 1.700% Floor 1.700% 05/15/2035	4.140%	2,784,417	2,755,614
Series 2018-BIOD Class F
1-month USD LIBOR + 2.000% Floor 2.000% 05/15/2035	4.440%	10,952,039	10,833,630
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	2,913,223
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBWF Mortgage Trust(a),(d)
Series 2016-85T Class D
12/10/2036	3.808%	2,000,000	2,023,621
Series 2016-85T Class E
12/10/2036	3.808%	2,000,000	1,926,266
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,500,000	4,507,292
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	10,205,842
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	20,522,958
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,868,386
Series 2015-HB7 Class A7
08/05/2034	3.914%	2,520,000	2,555,314
IMT Trust(a)
Series 2017-APTS Class AFX
06/15/2034	3.478%	5,410,000	5,617,500
Irvine Core Office Trust(a)
Series 2013-IRV Class A1
05/15/2048	2.068%	1,113,006	1,106,735
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	3,430,000	3,637,599
Series 2014-C26 Class A3
01/15/2048	3.231%	360,000	370,137
JPMBB Commercial Mortgage Securities Trust(a)
Subordinated, Series 2014-C26 Class E
01/15/2048	4.000%	2,480,000	2,050,575
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	8,500,000	8,490,850
JPMDB Commercial Mortgage Securities Trust(d)
Subordinated, Series 2016-C4 Class C
12/15/2049	3.092%	1,436,000	1,392,279
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2012-HSBC Class A
07/05/2032	3.093%	488,058	497,292
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A3
01/15/2046	3.525%	2,196,701	2,194,505
Series 2013-C13 Class A4
01/15/2046	3.991%	4,795,000	5,035,574
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Series 2016-NINE Class A
10/06/2038	2.854%	3,235,000	3,247,395

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	2,187,569
JPMorgan Chase Commercial Mortgage Securities Trust(d)
Subordinated, Series 2014-C20 Class B
07/15/2047	4.399%	2,000,000	2,111,008
Ladder Capital Commercial Mortgage(a)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,641,327
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	823,593
Madison Avenue Trust(a)
Series 2013-650M Class A
10/12/2032	3.843%	2,705,000	2,739,543
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	1,885,000	2,011,861
Series 2015-C21 Class A3
03/15/2048	3.077%	525,000	534,018
Series 2016-C29 Class ASB
05/15/2049	3.140%	1,000,000	1,021,537
Morgan Stanley Bank of America Merrill Lynch Trust(a),(d)
Subordinated, Series 2013-C13 Class E
11/15/2046	4.909%	1,000,000	913,312
Morgan Stanley Bank of America Merrill Lynch Trust(d)
Subordinated, Series 2017-C34 Class C
11/15/2052	4.186%	2,840,000	2,920,053
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,500,000	8,357,147
Morgan Stanley Capital I Trust(a),(d)
Subordinated Series 2016-BNK2 Class E
11/15/2049	3.907%	1,870,000	1,489,497
Morgan Stanley Capital I Trust(d)
Subordinated Series 2017-HR2 Class C
12/15/2050	4.227%	2,750,000	2,878,686
Prima Capital CRE Securitization(a),(c)
Series 2019-RK1 Class BD
04/15/2038	3.500%	5,000,000	4,913,452
Subordinated Series 2019-RK1 Class CD
04/15/2038	3.500%	3,900,000	3,773,419
RBS Commercial Funding, Inc., Trust(a),(d)
Series 2013-GSP Class A
01/15/2032	3.834%	2,420,000	2,522,248
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	5,163,022
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLIDE (a),(b)
Series 2018-FUN Class F
1-month USD LIBOR + 3.000% Floor 3.000% 06/15/2031	5.440%	2,455,257	2,468,690
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
1-month USD LIBOR + 1.220% Floor 1.220% 11/15/2027	3.910%	2,490,838	2,483,030
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,500,000	5,935,484
Series 2018-C8 Class A3
02/15/2051	3.720%	27,000,000	28,558,615
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,583,582	2,617,729
Series 2013-C5 Class A4
03/10/2046	3.185%	2,740,000	2,808,039
Series 2013-C6 Class A4
04/10/2046	3.244%	1,935,000	1,988,573
UBS-Barclays Commercial Mortgage Trust(a),(d)
Subordinated, Series 2013-C5 Class C
03/10/2046	4.077%	5,000,000	5,084,622
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	1,986,500
Series 2018-C45 Class A3
06/15/2051	3.920%	20,000,000	21,535,054
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2018-BXI Class F
1-month USD LIBOR + 2.457% Floor 2.457% 12/15/2036	4.897%	7,500,000	7,477,873
WF-RBS Commercial Mortgage Trust(a)
Series 2011-C4 Class A3
06/15/2044	4.394%	12,396	12,381
WF-RBS Commercial Mortgage Trust
Series 2013-C18 Class A2
12/15/2046	3.027%	8,973	9,029
Series 2014-C24 Class A3
11/15/2047	3.428%	1,345,000	1,363,195
WF-RBS Commercial Mortgage Trust(a),(d)
Subordinated, Series 2014-LC14 Class D
03/15/2047	4.586%	4,350,000	4,168,713
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $490,855,771)			497,293,149

12	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(g),(h)	1,728	119
Total Energy		119
Total Common Stocks (Cost $7,496)		119

Corporate Bonds & Notes 33.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
Airbus Finance BV(a)
04/17/2023	2.700%	1,548,000	1,554,314
Boeing Co. (The)
03/01/2039	3.500%	350,000	340,147
Bombardier, Inc.(a)
12/01/2021	8.750%	130,000	140,540
12/01/2024	7.500%	2,850,000	2,830,651
03/15/2025	7.500%	3,275,000	3,188,425
Embraer Netherlands Finance BV
06/15/2025	5.050%	1,550,000	1,635,988
General Dynamics Corp.
05/11/2021	3.000%	9,065,000	9,186,652
L3 Technologies, Inc.
06/15/2028	4.400%	4,990,000	5,356,630
Lockheed Martin Corp.
12/15/2042	4.070%	1,350,000	1,417,438
Northrop Grumman Corp.
01/15/2025	2.930%	3,950,000	3,956,308
10/15/2047	4.030%	1,005,000	1,016,216
Spirit AeroSystems, Inc.
06/15/2028	4.600%	1,390,000	1,429,717
Textron, Inc.
03/01/2024	4.300%	690,000	727,971
03/01/2025	3.875%	300,000	308,390
TransDigm, Inc.
05/15/2025	6.500%	175,000	173,767
Total			33,263,154
Agencies 0.0%
Israel Government AID Bond(i)
03/15/2022	0.000%	2,025,000	1,893,209
11/15/2025	0.000%	1,600,000	1,355,576
Total			3,248,785
Airlines 0.3%
American Airlines Pass-Through Trust
01/15/2023	4.950%	531,035	553,314
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-2 Class B
09/22/2023	4.400%	2,432,995	2,473,884
Series 2016-1 Class B
01/15/2024	5.250%	336,790	351,375
Series 2016-2 Class AA
06/15/2028	3.200%	998,445	992,754
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	2,576,007	2,719,702
10/29/2024	4.000%	1,808,889	1,870,431
Delta Air Lines Pass-Through Trust
01/02/2023	6.718%	2,480,101	2,645,244
Delta Air Lines, Inc.
04/19/2023	3.800%	1,750,000	1,780,308
04/19/2028	4.375%	1,044,000	1,048,622
Southwest Airlines Co.
11/16/2027	3.450%	533,000	538,798
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	495,670	542,582
06/03/2025	4.625%	2,891,115	3,052,381
United Airlines, Inc. Pass-Through Trust
09/03/2022	4.625%	525,924	537,183
Series 2016-1 Class AA
07/07/2028	3.100%	6,593,275	6,556,801
Series 2016-1 Class B
01/07/2026	3.650%	174,641	173,116
Series 2016-2 Class B
04/07/2027	3.650%	291,962	289,321
Total			26,125,816
Apartment REIT 0.0%
Essex Portfolio LP
05/01/2023	3.250%	514,000	518,799
Automotive 1.3%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	2,700,000	2,004,680
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	2,250,000	2,141,280
American Honda Finance Corp.
10/10/2023	3.625%	2,375,000	2,476,004
BMW US Capital LLC(a),(b)
3-month USD LIBOR + 0.410% 04/12/2021	3.014%	1,030,000	1,031,560
BMW US Capital LLC(a)
04/12/2021	3.100%	1,370,000	1,381,067
04/12/2023	3.450%	1,623,000	1,661,178
Cooper-Standard Automotive, Inc.(a)
11/15/2026	5.625%	2,225,000	1,940,298

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Daimler Finance North America LLC(a)
03/02/2020	2.250%	1,500,000	1,495,211
05/04/2020	3.100%	2,135,000	2,142,272
02/12/2021	2.300%	1,126,000	1,117,310
05/04/2021	3.350%	3,555,000	3,590,013
Dana Holding Corp.
12/15/2024	5.500%	790,000	787,456
Delphi Technologies PLC(a)
10/01/2025	5.000%	126,000	107,082
Ford Motor Co.
02/01/2029	6.375%	740,000	792,125
01/15/2043	4.750%	1,250,000	1,033,564
12/08/2046	5.291%	500,000	439,553
Ford Motor Credit Co. LLC
11/04/2019	2.597%	1,827,000	1,822,739
01/15/2020	8.125%	800,000	824,240
06/12/2020	2.425%	1,485,000	1,475,961
11/02/2020	2.343%	6,075,000	5,997,453
01/07/2022	5.596%	3,900,000	4,082,411
08/03/2022	2.979%	3,995,000	3,897,350
09/20/2022	4.250%	1,100,000	1,114,753
01/09/2024	3.810%	2,585,000	2,513,535
09/08/2024	3.664%	894,000	857,258
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	3.484%	3,610,000	3,537,807
3-month USD LIBOR + 1.080% 08/03/2022	3.656%	880,000	854,288
General Motors Co.
04/01/2025	4.000%	1,060,000	1,054,377
10/02/2043	6.250%	1,925,000	1,940,908
General Motors Financial Co., Inc.
07/13/2020	3.200%	1,200,000	1,204,218
04/09/2021	3.550%	7,235,000	7,284,104
04/13/2024	3.950%	4,650,000	4,627,531
03/01/2026	5.250%	5,050,000	5,277,210
General Motors Financial Co., Inc.(b)
3-month USD LIBOR + 0.850% 04/09/2021	3.442%	3,690,000	3,688,572
Harley-Davidson Financial Services, Inc.(a)
02/04/2022	4.050%	535,000	550,015
02/15/2023	3.350%	3,935,000	3,930,353
Hyundai Capital America(a)
03/19/2020	2.600%	680,000	678,541
09/18/2020	2.750%	6,291,000	6,283,684
IHO Verwaltungs GmbH PIK(a)
09/15/2026	4.750%	2,925,000	2,748,912
Magna International, Inc.
06/15/2024	3.625%	1,100,000	1,137,963
PACCAR Financial Corp.
08/12/2019	1.200%	1,110,000	1,106,652
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toyota Motor Credit Corp.
04/13/2021	2.950%	1,107,000	1,118,441
Volkswagen Group of America Finance LLC(a)
05/22/2020	2.400%	640,000	637,676
11/13/2020	3.875%	2,125,000	2,158,354
11/12/2021	4.000%	2,965,000	3,042,428
11/13/2028	4.750%	4,595,000	4,787,020
Total			104,375,407
Banking 8.6%
AIB Group PLC(a)
10/12/2023	4.750%	1,985,000	2,052,353
American Express Co.
08/03/2023	3.700%	1,195,000	1,239,305
02/22/2024	3.400%	3,130,000	3,210,951
05/20/2026	3.125%	5,470,000	5,492,197
ANZ New Zealand International Ltd.(a)
03/19/2024	3.400%	2,040,000	2,087,895
Banco Santander SA(a)
11/09/2022	4.125%	150,000	153,327
Banco Santander SA
02/23/2023	3.125%	800,000	796,198
04/12/2023	3.848%	2,000,000	2,040,430
Banco Santander SA(b)
3-month USD LIBOR + 1.120% 04/12/2023	3.724%	1,400,000	1,397,840
Bank of America Corp.
10/19/2020	2.625%	1,600,000	1,600,792
01/11/2023	3.300%	2,000,000	2,036,840
01/22/2024	4.125%	3,000,000	3,162,948
Subordinated
01/22/2025	4.000%	795,000	820,427
04/21/2025	3.950%	2,500,000	2,566,543
03/03/2026	4.450%	2,000,000	2,107,186
Bank of America Corp.(j)
07/21/2021	2.369%	2,470,000	2,461,965
12/20/2023	3.004%	1,294,000	1,299,496
03/05/2024	3.550%	4,318,000	4,412,784
10/01/2025	3.093%	3,210,000	3,208,886
04/24/2028	3.705%	4,915,000	5,010,091
03/05/2029	3.970%	4,687,000	4,845,721
07/23/2029	4.271%	11,800,000	12,500,118
04/23/2040	4.078%	4,725,000	4,843,097
03/15/2050	4.330%	2,500,000	2,660,560
Junior Subordinated
12/31/2049	6.100%	5,000,000	5,348,690
Bank of Ireland Group PLC(a)
11/25/2023	4.500%	5,055,000	5,208,899

14	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Montreal
04/13/2021	3.100%	1,707,000	1,728,856
08/27/2021	1.900%	5,400,000	5,335,130
03/26/2022	2.900%	2,980,000	3,006,325
Bank of Montreal, Subordinated(j)
12/15/2032	3.803%	1,068,000	1,055,665
Bank of New York Mellon Corp. (The)
01/29/2023	2.950%	995,000	1,005,355
08/16/2023	2.200%	3,185,000	3,128,737
09/11/2024	3.250%	1,960,000	2,012,945
Bank of Nova Scotia (The)
04/20/2021	3.125%	2,016,000	2,041,942
Bank of Nova Scotia (The), Subordinated
12/16/2025	4.500%	1,500,000	1,595,162
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	3,185,000	3,290,465
Barclays PLC
01/10/2023	3.684%	4,045,000	4,055,837
03/16/2025	3.650%	270,000	265,536
01/10/2028	4.337%	3,713,000	3,703,164
Barclays PLC(j)
02/15/2023	4.610%	4,300,000	4,397,524
05/07/2025	3.932%	5,470,000	5,440,139
05/16/2029	4.972%	1,400,000	1,452,479
BB&T Corp.
06/20/2022	3.050%	6,825,000	6,920,454
BBVA Bancomer SA(a)
Junior Subordinated
04/22/2020	7.250%	200,000	206,581
BNP Paribas SA(a)
03/01/2023	3.500%	3,435,000	3,474,022
08/14/2028	4.400%	345,000	360,096
BNZ International Funding Ltd.(a)
02/21/2020	2.400%	4,325,000	4,316,674
BPCE SA(a)
01/11/2028	3.250%	460,000	459,249
Subordinated
07/11/2024	4.625%	4,200,000	4,338,419
07/21/2024	5.150%	3,578,000	3,784,433
Canadian Imperial Bank of Commerce
04/02/2024	3.100%	6,310,000	6,376,539
Capital One Financial Corp.
05/12/2020	2.500%	1,915,000	1,911,097
04/30/2021	3.450%	10,575,000	10,717,265
01/29/2024	3.900%	435,000	450,845
10/30/2024	3.300%	2,535,000	2,550,562
03/09/2027	3.750%	1,145,000	1,145,016
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital One NA
01/31/2020	2.350%	2,430,000	2,424,498
07/23/2021	2.950%	1,050,000	1,056,876
Citibank NA
05/01/2020	3.050%	14,260,000	14,311,293
07/23/2021	3.400%	995,000	1,011,236
Citibank NA(j)
05/20/2022	2.844%	4,700,000	4,715,392
Citigroup, Inc.
08/09/2020	5.375%	5,000,000	5,160,005
03/30/2021	2.700%	4,340,000	4,343,138
05/01/2026	3.400%	1,300,000	1,317,258
Subordinated
06/10/2025	4.400%	4,250,000	4,447,111
09/13/2025	5.500%	1,500,000	1,666,460
05/18/2046	4.750%	2,910,000	3,109,003
Citigroup, Inc.(j)
01/24/2023	3.142%	4,155,000	4,183,208
07/24/2023	2.876%	4,564,000	4,563,503
Junior Subordinated
12/31/2049	5.950%	5,000,000	5,172,685
Comerica, Inc.
07/31/2023	3.700%	2,250,000	2,332,789
Subordinated
07/22/2026	3.800%	900,000	916,274
Compass Bank
09/29/2019	2.750%	1,400,000	1,398,982
Cooperatieve Rabobank UA
01/10/2023	2.750%	4,580,000	4,588,130
Subordinated
08/04/2025	4.375%	1,506,000	1,571,425
Credit Agricole SA(a)
07/01/2021	2.375%	817,000	814,235
04/24/2023	3.750%	5,105,000	5,214,814
Credit Suisse AG, Subordinated(a)
08/08/2023	6.500%	1,030,000	1,116,235
Credit Suisse Group AG(a),(j)
12/14/2023	2.997%	4,500,000	4,474,067
01/12/2029	3.869%	638,000	637,003
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	4,890,000	5,012,123
Danske Bank A/S(a)
03/02/2020	2.200%	1,845,000	1,835,210
09/12/2023	3.875%	3,995,000	4,006,438
01/12/2024	5.375%	2,310,000	2,444,837

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deutsche Bank AG
01/22/2021	3.150%	2,705,000	2,667,236
05/12/2021	3.375%	1,988,000	1,981,149
02/14/2022	5.000%	6,300,000	6,430,473
01/13/2026	4.100%	315,000	304,774
Discover Bank
08/08/2023	4.200%	4,000,000	4,201,948
Discover Financial Services
04/27/2022	5.200%	2,697,000	2,866,431
11/21/2022	3.850%	1,000,000	1,029,718
01/30/2026	4.500%	6,215,000	6,513,817
Fifth Third Bancorp
06/15/2022	2.600%	1,595,000	1,594,365
Global Bank Corp.(a)
10/20/2021	4.500%	400,000	407,156
Goldman Sachs Group, Inc. (The)
06/15/2020	6.000%	2,030,000	2,097,830
01/24/2022	5.750%	3,800,000	4,084,065
07/08/2024	3.850%	2,885,000	2,982,017
01/23/2025	3.500%	4,375,000	4,432,453
01/26/2027	3.850%	2,855,000	2,918,821
Subordinated
10/21/2025	4.250%	3,644,000	3,772,127
05/22/2045	5.150%	2,410,000	2,624,015
Goldman Sachs Group, Inc. (The)(j)
10/31/2022	2.876%	3,005,000	3,004,180
04/23/2029	3.814%	2,795,000	2,818,268
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 0.750% 02/23/2023	3.274%	2,152,000	2,137,786
Junior Subordinated
3-month USD LIBOR + 3.884% 12/31/2049	6.429%	5,000,000	5,014,335
HSBC Holdings PLC
03/08/2021	3.400%	1,584,000	1,602,512
03/08/2026	4.300%	2,500,000	2,623,540
HSBC Holdings PLC(b)
3-month USD LIBOR + 0.600% 05/18/2021	3.120%	4,415,000	4,416,757
HSBC Holdings PLC(j)
05/18/2024	3.950%	1,140,000	1,175,659
09/12/2026	4.292%	4,415,000	4,596,558
05/22/2030	3.973%	7,958,000	8,054,523
Junior Subordinated
12/31/2049	6.000%	877,000	864,685
ING Groep NV
04/09/2024	3.550%	1,512,000	1,532,879
ING Groep NV(a)
01/06/2026	4.625%	4,435,000	4,715,860
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.
10/15/2020	4.250%	2,000,000	2,046,076
01/24/2022	4.500%	1,000,000	1,047,175
07/15/2025	3.900%	9,040,000	9,471,524
10/01/2026	2.950%	1,180,000	1,166,023
Subordinated
05/01/2023	3.375%	1,000,000	1,019,312
09/10/2024	3.875%	8,940,000	9,302,401
JPMorgan Chase & Co.(j)
06/18/2022	3.514%	9,580,000	9,732,676
04/01/2023	3.207%	4,190,000	4,238,063
04/23/2024	3.559%	4,501,000	4,607,966
07/23/2024	3.797%	675,000	698,940
12/05/2024	4.023%	5,315,000	5,567,797
01/23/2029	3.509%	3,570,000	3,600,349
04/23/2029	4.005%	3,180,000	3,321,465
07/23/2029	4.203%	3,200,000	3,398,774
05/06/2030	3.702%	6,930,000	7,081,615
11/15/2048	3.964%	2,475,000	2,522,203
01/23/2049	3.897%	1,750,000	1,751,918
Junior Subordinated
12/31/2049	5.300%	5,905,000	5,979,698
12/31/2049	6.100%	5,000,000	5,294,965
JPMorgan Chase Bank NA(j)
04/26/2021	3.086%	2,750,000	2,761,578
Lloyds Bank PLC
05/07/2021	3.300%	3,200,000	3,236,509
Lloyds Banking Group PLC
08/16/2023	4.050%	6,195,000	6,355,128
03/22/2028	4.375%	1,975,000	2,031,459
Subordinated
11/04/2024	4.500%	5,560,000	5,682,843
Lloyds Banking Group PLC(j)
11/07/2023	2.907%	3,463,000	3,401,868
Macquarie Group Ltd.(a),(j)
11/28/2023	3.189%	1,672,000	1,675,110
01/15/2030	5.033%	4,250,000	4,603,405
Mitsubishi UFJ Financial Group, Inc.
07/26/2023	3.761%	2,968,000	3,083,414
Mizuho Financial Group, Inc.(j)
09/11/2024	3.922%	2,668,000	2,779,672
Morgan Stanley(b)
3-month USD LIBOR + 0.930% 07/22/2022	3.522%	3,240,000	3,258,280
Morgan Stanley
10/23/2024	3.700%	5,500,000	5,684,519
07/23/2025	4.000%	1,725,000	1,804,238
01/27/2026	3.875%	3,665,000	3,806,421
Subordinated
11/24/2025	5.000%	4,950,000	5,381,447

16	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(j)
07/22/2028	3.591%	7,245,000	7,320,189
01/24/2029	3.772%	4,315,000	4,405,662
01/23/2030	4.431%	2,885,000	3,095,896
04/22/2039	4.457%	310,000	328,254
Junior Subordinated
12/31/2049	5.450%	5,000,000	4,989,870
National Australia Bank Ltd.
11/04/2021	3.700%	5,655,000	5,801,317
Nationwide Building Society(a),(j)
04/26/2023	3.622%	1,540,000	1,555,888
08/01/2024	4.363%	4,595,000	4,722,557
NatWest Markets PLC(a)
09/29/2022	3.625%	6,225,000	6,290,848
Northern Trust Corp.(j)
Junior Subordinated
05/08/2032	3.375%	2,005,000	1,991,155
PNC Bank NA
04/29/2021	2.150%	2,050,000	2,036,778
PNC Financial Services Group, Inc. (The)
04/23/2029	3.450%	3,725,000	3,789,074
Royal Bank of Canada(b)
3-month USD LIBOR + 0.390% 04/30/2021	2.973%	4,710,000	4,722,839
Royal Bank of Canada
04/30/2021	3.200%	12,775,000	12,963,866
10/05/2023	3.700%	2,698,000	2,811,858
Royal Bank of Scotland Group PLC
09/12/2023	3.875%	3,000,000	3,015,180
Royal Bank of Scotland Group PLC(j)
03/22/2025	4.269%	1,470,000	1,489,220
05/08/2030	4.445%	4,685,000	4,715,954
Santander Holdings U.S.A., Inc.
03/28/2022	3.700%	3,920,000	3,984,970
Santander UK Group Holdings PLC
08/05/2021	2.875%	3,675,000	3,665,809
Santander UK Group Holdings PLC(j)
11/15/2024	4.796%	2,745,000	2,871,995
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	4,777,000	4,842,153
Santander UK PLC
01/05/2021	2.500%	1,790,000	1,782,065
06/01/2021	3.400%	4,377,000	4,429,091
Santander UK PLC(b)
3-month USD LIBOR + 0.620% 06/01/2021	3.140%	3,415,000	3,417,305
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Societe Generale SA(a)
03/28/2024	3.875%	5,055,000	5,121,635
Standard Chartered PLC(a),(j)
05/21/2025	3.785%	6,705,000	6,714,045
Sumitomo Mitsui Financial Group, Inc.
10/19/2021	2.442%	515,000	513,230
07/12/2022	2.784%	1,720,000	1,729,381
Suncorp-Metway Ltd.(a)
04/15/2024	3.300%	1,515,000	1,534,827
SunTrust Banks, Inc.
03/03/2021	2.900%	920,000	924,556
04/01/2024	3.200%	6,660,000	6,779,707
Svenska Handelsbanken AB
09/07/2021	1.875%	6,215,000	6,122,900
Synchrony Financial
07/23/2025	4.500%	2,135,000	2,191,142
Toronto-Dominion Bank (The)
07/19/2023	3.500%	5,500,000	5,713,130
03/11/2024	3.250%	2,000,000	2,056,660
U.S. Bancorp(j)
Junior Subordinated
12/31/2049	5.300%	2,980,000	3,090,579
UBS AG(a)
12/01/2020	2.450%	1,841,000	1,837,340
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	5,580,000	5,647,261
UniCredit SpA(a)
04/12/2022	3.750%	3,125,000	3,112,169
Wells Fargo & Co.
07/22/2022	2.625%	5,465,000	5,449,671
01/24/2024	3.750%	2,500,000	2,594,955
04/22/2026	3.000%	7,200,000	7,129,037
10/23/2026	3.000%	8,225,000	8,137,733
12/07/2046	4.750%	609,000	656,654
Subordinated
08/15/2023	4.125%	4,000,000	4,176,920
Wells Fargo Bank NA
10/22/2021	3.625%	2,996,000	3,061,481
Westpac Banking Corp.
01/11/2022	2.800%	1,961,000	1,974,272
05/15/2023	3.650%	800,000	829,275
Zions Bancorp NA
08/27/2021	3.500%	2,096,000	2,127,956
Total			688,063,357

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.2%
Charles Schwab Corp. (The)
03/10/2025	3.000%	1,560,000	1,582,511
01/25/2028	3.200%	2,000,000	2,023,582
05/22/2029	3.250%	630,000	637,907
Jefferies Group LLC
07/15/2019	8.500%	2,800,000	2,817,737
01/20/2043	6.500%	600,000	633,259
Jefferies Group LLC/Capital Finance, Inc.
01/23/2030	4.150%	678,000	629,368
Lazard Group LLC
03/11/2029	4.375%	1,470,000	1,522,995
Nuveen Finance LLC(a)
11/01/2024	4.125%	1,050,000	1,117,495
Raymond James Financial, Inc.
07/15/2046	4.950%	1,745,000	1,918,497
Stifel Financial Corp.
12/01/2020	3.500%	980,000	986,471
07/18/2024	4.250%	750,000	777,194
Total			14,647,016
Building Materials 0.2%
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	367,000	381,060
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	148,000	140,077
CRH America Finance, Inc.(a)
04/04/2048	4.500%	2,670,000	2,516,277
Fortune Brands Home & Security, Inc.
09/21/2023	4.000%	3,865,000	4,022,781
Standard Industries, Inc.(a)
10/15/2025	6.000%	1,853,000	1,917,038
02/15/2027	5.000%	825,000	805,060
Stanley Black & Decker, Inc.
11/01/2022	2.900%	1,335,000	1,352,998
Summit Materials LLC/Finance Corp.(a)
06/01/2025	5.125%	960,000	946,669
U.S. Concrete, Inc.
06/01/2024	6.375%	2,925,000	2,990,330
Vulcan Materials Co.
06/15/2047	4.500%	2,610,000	2,472,291
Total			17,544,581
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.
09/30/2022	5.250%	4,050,000	4,108,834
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	225,000	229,989
05/01/2027	5.125%	758,000	760,231
06/01/2029	5.375%	575,000	575,221
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	2,065,000	2,139,443
07/23/2025	4.908%	2,403,000	2,540,243
10/23/2045	6.484%	4,170,000	4,692,526
Comcast Corp.
10/01/2021	3.450%	2,283,000	2,333,489
10/15/2025	3.950%	3,212,000	3,403,740
02/15/2028	3.150%	1,600,000	1,599,232
10/15/2028	4.150%	4,695,000	5,049,421
10/15/2038	4.600%	2,500,000	2,741,108
03/01/2048	4.000%	2,000,000	1,993,948
10/15/2048	4.700%	1,510,000	1,679,312
11/01/2049	3.999%	3,500,000	3,478,857
Cox Communications, Inc.(a)
12/15/2022	3.250%	500,000	507,097
08/15/2024	3.150%	2,265,000	2,270,128
CSC Holdings LLC(a)
12/15/2021	5.125%	1,300,000	1,300,541
05/15/2026	5.500%	2,584,000	2,625,385
02/01/2028	5.375%	1,193,000	1,196,036
04/01/2028	7.500%	1,000,000	1,063,338
CSC Holdings LLC
06/01/2024	5.250%	2,225,000	2,241,932
DISH DBS Corp.
05/01/2020	5.125%	1,400,000	1,409,370
07/15/2022	5.875%	300,000	295,200
11/15/2024	5.875%	750,000	673,486
07/01/2026	7.750%	3,489,000	3,196,953
Intelsat Jackson Holdings SA
08/01/2023	5.500%	832,000	744,858
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	786,000	765,397
07/15/2025	9.750%	1,416,000	1,427,860
NBCUniversal Media LLC
01/15/2023	2.875%	720,000	727,805
Time Warner Cable LLC
02/01/2020	5.000%	1,500,000	1,519,014
09/01/2021	4.000%	1,500,000	1,530,201
07/01/2038	7.300%	215,000	251,071
09/01/2041	5.500%	5,371,000	5,360,102
Time Warner Entertainment Co. LP
07/15/2033	8.375%	1,455,000	1,890,896
Videotron Ltd.
07/15/2022	5.000%	2,750,000	2,839,056

18	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	313,000	311,629
08/15/2026	5.500%	244,000	245,447
Total			71,718,396
Chemicals 0.5%
Air Liquide Finance SA(a)
09/27/2023	2.250%	637,000	626,003
Albemarle Corp.
12/01/2024	4.150%	535,000	558,445
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	219,000	217,027
Celanese U.S. Holdings LLC
11/15/2022	4.625%	100,000	105,140
CF Industries, Inc.
03/15/2044	5.375%	1,350,000	1,208,862
Dow Chemical Co. (The)(a)
05/15/2026	3.625%	3,770,000	3,805,887
11/30/2028	4.800%	3,496,000	3,783,228
11/30/2048	5.550%	1,086,000	1,208,041
DowDuPont, Inc.
11/15/2048	5.419%	3,341,000	3,782,563
Eastman Chemical Co.
12/01/2028	4.500%	1,625,000	1,702,890
10/15/2044	4.650%	2,511,000	2,465,767
Ecolab, Inc.
12/08/2021	4.350%	766,000	800,450
Huntsman International LLC
05/01/2029	4.500%	1,065,000	1,075,926
Incitec Pivot Finance LLC(a)
12/10/2019	6.000%	1,000,000	1,015,870
International Flavors & Fragrances, Inc.
09/25/2020	3.400%	497,000	501,477
09/26/2048	5.000%	3,200,000	3,416,102
LyondellBasell Industries NV
04/15/2024	5.750%	1,778,000	1,969,468
Mexichem SAB de CV(a)
01/15/2048	5.500%	4,250,000	4,026,369
Mosaic Co. (The)
11/15/2043	5.625%	985,000	1,024,768
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	88,000	89,302
PQ Corp.(a)
11/15/2022	6.750%	279,000	287,493
Sasol Financing International Ltd.
11/14/2022	4.500%	3,800,000	3,870,030
Sasol Financing USA LLC
03/27/2024	5.875%	645,000	682,449
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sherwin-Williams Co. (The)
08/01/2025	3.450%	755,000	766,736
Total			38,990,293
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
09/07/2021	3.150%	999,000	1,013,341
10/01/2021	1.931%	4,655,000	4,588,066
12/07/2023	3.650%	4,530,000	4,719,209
John Deere Capital Corp.
09/10/2021	3.125%	800,000	812,866
United Rentals North America, Inc.
07/15/2025	5.500%	5,300,000	5,433,846
09/15/2026	5.875%	215,000	222,838
05/15/2027	5.500%	278,000	280,740
01/15/2028	4.875%	825,000	801,619
Vinci SA(a)
04/10/2029	3.750%	513,000	535,622
Total			18,408,147
Consumer Cyclical Services 0.3%
Amazon.com, Inc.
02/22/2023	2.400%	3,635,000	3,629,969
08/22/2047	4.050%	723,000	784,219
Expedia Group, Inc.
02/15/2028	3.800%	4,440,000	4,433,322
Experian Finance PLC(a)
02/01/2029	4.250%	4,065,000	4,289,465
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,000,000	1,053,333
02/15/2025	4.750%	500,000	528,967
03/01/2026	4.000%	1,350,000	1,369,081
IHS Markit Ltd.
08/01/2028	4.750%	1,875,000	1,989,780
Western Union Co. (The)
06/09/2023	4.250%	5,260,000	5,478,558
Total			23,556,694
Consumer Products 0.1%
Central Garden & Pet Co.
02/01/2028	5.125%	923,000	888,554
Mead Johnson Nutrition Co.
11/15/2025	4.125%	640,000	681,264
Newell, Inc.
04/01/2026	4.200%	4,150,000	4,045,652
SC Johnson & Son, Inc.(a)
10/15/2046	4.750%	750,000	858,549

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	52,000	53,989
12/15/2026	5.250%	235,000	233,384
Unilever Capital Corp.
03/07/2022	3.000%	4,030,000	4,095,419
Total			10,856,811
Diversified Manufacturing 0.7%
EnerSys (a)
04/30/2023	5.000%	200,000	202,204
FXI Holdings, Inc.(a)
11/01/2024	7.875%	650,000	591,280
General Electric Co.
01/08/2020	5.500%	1,870,000	1,898,304
01/09/2020	2.200%	7,300,000	7,270,406
10/17/2021	4.650%	5,153,000	5,352,684
09/07/2022	3.150%	337,000	338,252
01/09/2023	3.100%	1,007,000	1,008,422
01/14/2038	5.875%	1,196,000	1,314,655
03/11/2044	4.500%	857,000	805,625
General Electric Co.(b)
3-month USD LIBOR + 0.480% 08/15/2036	2.998%	5,380,000	4,045,857
Illinois Tool Works, Inc.
09/15/2021	3.375%	1,091,000	1,112,505
Ingersoll-Rand Luxembourg Finance SA
03/21/2029	3.800%	4,355,000	4,450,074
Johnson Controls International PLC
07/02/2064	4.950%	1,530,000	1,463,792
Kennametal, Inc.
06/15/2028	4.625%	6,345,000	6,565,038
Nvent Finance Sarl
04/15/2028	4.550%	3,535,000	3,596,385
Roper Technologies, Inc.
09/15/2023	3.650%	801,000	825,361
Timken Co. (The)
12/15/2028	4.500%	3,685,000	3,812,759
United Technologies Corp.
08/16/2023	3.650%	1,503,000	1,558,985
05/01/2035	5.400%	128,000	149,535
07/15/2038	6.125%	118,000	148,288
05/04/2047	4.050%	560,000	558,250
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	1,981,419
Wabtec Corp.(b)
3-month USD LIBOR + 1.050% 09/15/2021	3.911%	1,775,000	1,772,623
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wabtec Corp.
09/15/2028	4.700%	4,255,000	4,443,207
Total			55,265,910
Electric 2.6%
AEP Texas Central Co.(a)
10/01/2025	3.850%	880,000	912,316
AEP Texas Central Co.
02/15/2033	6.650%	1,385,000	1,822,696
AES Corp. (The)
09/01/2027	5.125%	118,000	120,709
Alabama Power Co.
12/01/2023	3.550%	1,000,000	1,041,718
Alliant Energy Finance LLC(a)
06/15/2028	4.250%	5,250,000	5,504,357
Ameren Corp.
02/15/2026	3.650%	590,000	604,565
American Electric Power Co., Inc.
12/15/2022	2.950%	750,000	755,436
American Transmission Systems, Inc.(a)
09/01/2044	5.000%	1,411,000	1,602,893
Arizona Public Service Co.
08/15/2048	4.200%	605,000	634,471
Avangrid, Inc.
06/01/2029	3.800%	4,449,000	4,526,453
Baltimore Gas & Electric Co.
07/01/2023	3.350%	3,590,000	3,694,067
Black Hills Corp.
11/30/2023	4.250%	297,000	311,108
Calpine Corp.(a)
01/15/2024	5.875%	75,000	75,721
Calpine Corp.
01/15/2025	5.750%	5,632,000	5,471,071
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%	3,331,000	3,317,030
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,531,820
CMS Energy Corp.
03/01/2024	3.875%	1,020,000	1,059,296
02/15/2027	2.950%	80,000	78,344
Commonwealth Edison Co.
08/15/2047	3.750%	860,000	862,274
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%	178,000	207,855
06/15/2046	3.850%	1,310,000	1,305,461
06/15/2047	3.875%	1,640,000	1,641,102
05/15/2049	4.125%	4,375,000	4,538,892
12/01/2054	4.625%	510,000	561,802

20	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2057	4.000%	577,000	574,026
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	734,888
Dominion Energy, Inc.(j)
Junior Subordinated
07/01/2019	2.962%	845,000	844,970
Dominion Resources, Inc.
01/15/2022	2.750%	2,509,000	2,506,775
DPL, Inc.(a)
04/15/2029	4.350%	1,656,000	1,680,149
DTE Electric Co.
05/15/2048	4.050%	210,000	225,401
03/01/2049	3.950%	305,000	320,288
DTE Energy Co.
10/01/2026	2.850%	10,155,000	9,857,032
Duke Energy Carolinas LLC
12/01/2047	3.700%	1,678,000	1,672,592
Duke Energy Corp.
09/01/2026	2.650%	6,770,000	6,542,542
Duke Energy Progress LLC
08/15/2025	3.250%	2,400,000	2,466,319
05/15/2042	4.100%	1,748,000	1,835,082
03/15/2043	4.100%	955,000	1,002,544
03/30/2044	4.375%	770,000	838,132
08/15/2045	4.200%	1,425,000	1,510,526
09/15/2047	3.600%	940,000	913,316
Duquesne Light Holdings, Inc.(a)
09/15/2020	6.400%	5,000,000	5,216,195
Enel Finance International NV(a)
04/06/2028	3.500%	2,370,000	2,208,179
Entergy Louisiana LLC
10/01/2026	2.400%	2,500,000	2,400,180
09/01/2048	4.200%	1,000,000	1,071,340
Entergy Mississippi LLC(c)
06/01/2049	3.850%	5,745,000	5,741,524
Entergy Mississippi, Inc.
07/01/2023	3.100%	1,600,000	1,618,469
Entergy Texas, Inc.
12/01/2027	3.450%	2,510,000	2,516,759
03/30/2029	4.000%	362,000	382,995
Eversource Energy
10/01/2024	2.900%	2,469,000	2,475,938
Exelon Corp.
06/15/2025	3.950%	1,300,000	1,364,199
04/15/2046	4.450%	1,050,000	1,095,603
Exelon Corp.(j)
Junior Subordinated
06/01/2022	3.497%	6,780,000	6,892,745
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exelon Generation Co. LLC
10/01/2041	5.750%	2,000,000	2,168,092
FirstEnergy Corp.
03/15/2023	4.250%	2,983,000	3,126,303
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	675,000	704,547
Fortis, Inc.
10/04/2021	2.100%	2,420,000	2,385,520
10/04/2026	3.055%	477,000	465,913
GenOn Energy, Inc./NRG Americas, Inc.(b)
6-month LIBID + 6.500% 12/01/2023	9.020%	2,600,000	2,548,000
Georgia Power Co.
09/08/2020	2.000%	1,250,000	1,241,309
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,471,883
Interstate Power & Light Co.
12/01/2024	3.250%	821,000	833,836
ITC Holdings Corp.
06/15/2024	3.650%	3,050,000	3,126,402
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%	1,600,000	1,718,904
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,400,318
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	694,741
LG&E & KU Energy LLC
11/15/2020	3.750%	597,000	604,900
Metropolitan Edison Co.(a)
01/15/2029	4.300%	2,000,000	2,134,718
MidAmerican Energy Co.
05/01/2046	4.250%	2,748,000	2,992,506
Mississippi Power Co.
03/30/2028	3.950%	1,019,000	1,054,995
National Rural Utilities Cooperative Finance Corp.
02/07/2024	2.950%	3,765,000	3,825,778
03/15/2049	4.300%	2,175,000	2,396,037
National Rural Utilities Cooperative Finance Corp.(j)
04/30/2043	4.750%	662,000	646,081
Subordinated
04/20/2046	5.250%	1,750,000	1,783,239
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.480% 05/04/2021	3.045%	11,075,000	11,052,174
NextEra Energy Capital Holdings, Inc.
06/15/2023	3.625%	3,000,000	3,085,398
04/01/2024	3.150%	1,164,000	1,177,470

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Niagara Mohawk Power Corp.(a)
12/15/2028	4.278%	1,770,000	1,917,885
NRG Energy, Inc.
01/15/2028	5.750%	750,000	786,022
Ohio Power Co.
06/01/2049	4.000%	1,685,000	1,743,815
Oncor Electric Delivery Co. LLC
09/30/2040	5.250%	1,600,000	1,952,542
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	1,990,000	1,961,605
PNM Resources, Inc.
03/09/2021	3.250%	3,315,000	3,334,396
PPL Capital Funding, Inc.
06/15/2022	4.200%	603,000	624,977
03/15/2024	3.950%	1,200,000	1,242,864
PSEG Power LLC
06/01/2023	3.850%	2,770,000	2,863,105
Public Service Co. of Oklahoma
02/01/2021	4.400%	2,800,000	2,879,954
Public Service Electric & Gas Co.
09/01/2023	3.250%	1,300,000	1,339,966
Public Service Enterprise Group, Inc.
11/15/2022	2.650%	1,316,000	1,312,120
Sierra Pacific Power Co.
05/01/2026	2.600%	758,000	739,159
South Carolina Electric & Gas Co.
05/15/2033	5.300%	1,000,000	1,142,843
Southern Co. (The)
07/01/2036	4.250%	595,000	595,350
Southwestern Electric Power Co.
10/01/2026	2.750%	6,450,000	6,209,563
09/15/2028	4.100%	1,500,000	1,593,118
Tampa Electric Co.
09/15/2022	2.600%	2,000,000	1,992,322
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,203,337
Tucson Electric Power Co.
03/15/2023	3.850%	2,480,000	2,540,941
12/01/2048	4.850%	485,000	549,996
Union Electric Co.
03/15/2029	3.500%	1,225,000	1,272,493
Virginia Electric & Power Co.
06/30/2019	5.000%	1,280,000	1,282,170
09/01/2022	3.450%	1,500,000	1,539,236
03/15/2027	3.500%	1,500,000	1,555,875
04/01/2028	3.800%	1,000,000	1,057,796
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Xcel Energy, Inc.
06/01/2025	3.300%	2,030,000	2,068,970
Total			209,631,649
Environmental 0.0%
Waste Management, Inc.
06/15/2029	3.450%	2,695,000	2,755,632
Finance Companies 0.8%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2021	4.500%	3,505,000	3,599,642
10/01/2021	5.000%	6,000,000	6,245,088
04/03/2026	4.450%	3,480,000	3,541,384
Air Lease Corp.
03/01/2020	4.750%	3,625,000	3,673,909
01/15/2022	3.500%	6,002,000	6,083,921
Ares Capital Corp.
01/19/2022	3.625%	3,635,000	3,652,808
Aviation Capital Group LLC(a)
05/01/2023	3.875%	3,120,000	3,182,734
Avolon Holdings Funding Ltd.(a)
05/01/2022	3.625%	3,110,000	3,118,406
01/15/2023	5.500%	4,000,000	4,161,752
GATX Corp.
02/15/2024	4.350%	2,735,000	2,871,258
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	3,500,000	3,464,178
11/15/2025	3.373%	2,980,000	2,950,897
11/15/2035	4.418%	13,006,000	12,334,513
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	3,915,000	3,958,468
Quicken Loans, Inc.(a)
01/15/2028	5.250%	850,000	791,633
Total			63,630,591
Food and Beverage 1.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	778,000	803,734
02/01/2046	4.900%	8,006,000	8,325,592
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	3,500,000	3,603,939
Anheuser-Busch InBev Worldwide, Inc.
01/23/2029	4.750%	2,180,000	2,372,189
01/23/2039	5.450%	365,000	407,310
04/15/2048	4.600%	1,930,000	1,920,587
Bacardi Ltd.(a)
05/15/2028	4.700%	885,000	917,490
05/15/2048	5.300%	5,815,000	5,847,407

22	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brown-Forman Corp.
04/15/2025	3.500%	1,645,000	1,719,351
Bunge Ltd. Finance Corp.
03/15/2024	4.350%	5,170,000	5,301,023
Campbell Soup Co.
03/15/2021	3.300%	3,315,000	3,348,306
03/15/2023	3.650%	308,000	314,385
Cargill, Inc.(a)
05/23/2049	3.875%	1,140,000	1,171,587
Central America Botling Corp.(a)
01/31/2027	5.750%	1,600,000	1,651,955
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	932,000	854,126
General Mills, Inc.
04/17/2025	4.000%	2,524,000	2,649,354
04/17/2048	4.700%	525,000	538,591
JBS U.S.A. Lux SA/Finance, Inc.(a)
06/15/2025	5.750%	100,000	102,199
JBS U.S.A. LUX SA/Finance, Inc.(a)
07/15/2024	5.875%	4,000,000	4,108,696
Keurig Dr Pepper, Inc.(a)
05/25/2023	4.057%	3,411,000	3,543,541
Kraft Heinz Co. (The)(a)
02/15/2025	4.875%	984,000	1,014,159
Kraft Heinz Foods Co. (The)
02/10/2020	5.375%	800,000	813,606
06/15/2023	4.000%	3,585,000	3,706,750
07/15/2025	3.950%	3,200,000	3,251,315
06/01/2026	3.000%	780,000	735,766
06/04/2042	5.000%	376,000	361,177
06/01/2046	4.375%	1,881,000	1,654,321
Maple Escrow Subsidiary, Inc.(a)
05/25/2021	3.551%	2,405,000	2,441,335
Mars, Inc.(a)
04/01/2030	3.200%	1,709,000	1,732,078
04/01/2034	3.600%	709,000	727,885
Mondelez International, Inc.(a)
10/28/2019	1.625%	4,800,000	4,775,813
Mondelez International, Inc.
05/07/2020	3.000%	3,870,000	3,880,666
PepsiCo, Inc.
04/30/2025	2.750%	1,300,000	1,315,096
04/14/2046	4.450%	476,000	542,594
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	1,767,000	1,779,708
Post Holdings, Inc.(a)
08/15/2026	5.000%	2,657,000	2,603,690
03/01/2027	5.750%	929,000	933,774
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Smithfield Foods, Inc.(a)
02/01/2022	3.350%	1,110,000	1,117,871
Sysco Corp.
03/15/2025	3.550%	3,165,000	3,268,992
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	2.972%	2,015,000	2,014,085
Tyson Foods, Inc.
03/01/2026	4.000%	2,005,000	2,094,978
08/15/2044	5.150%	200,000	214,779
Total			90,481,800
Gaming 0.2%
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	1,513,000	1,481,501
Churchill Downs, Inc.(a)
04/01/2027	5.500%	1,364,000	1,388,218
Eldorado Resorts, Inc.
04/01/2025	6.000%	146,000	148,967
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	125,000	133,036
06/01/2025	5.250%	1,129,000	1,192,082
04/15/2026	5.375%	3,410,000	3,607,333
01/15/2029	5.300%	2,190,000	2,325,554
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	950,000	982,326
09/01/2026	4.500%	1,915,000	1,867,165
MGM Resorts International
03/15/2023	6.000%	1,228,000	1,297,407
09/01/2026	4.625%	1,070,000	1,040,468
Scientific Games International, Inc.
12/01/2022	10.000%	1,850,000	1,947,023
Studio City Co., Ltd.(a)
11/30/2021	7.250%	600,000	620,347
Total			18,031,427
Health Care 1.6%
Abbott Laboratories
11/30/2021	2.900%	649,000	654,694
11/30/2023	3.400%	2,733,000	2,817,592
11/30/2036	4.750%	1,500,000	1,701,680
11/30/2046	4.900%	818,000	962,431
AmerisourceBergen Corp.
12/15/2027	3.450%	873,000	860,247
Ascension Health Alliance
11/15/2046	3.945%	375,000	399,330
Barnabas Health, Inc.
07/01/2028	4.000%	3,200,000	3,252,938

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	23

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson and Co.(b)
3-month USD LIBOR + 0.875% 12/29/2020	3.476%	1,199,000	1,199,134
3-month USD LIBOR + 1.030% 06/06/2022	3.638%	2,963,000	2,981,436
Becton Dickinson and Co.
06/06/2022	2.894%	3,600,000	3,609,187
12/15/2024	3.734%	158,000	162,717
06/06/2027	3.700%	943,000	963,698
05/15/2044	4.875%	1,555,000	1,657,734
Cardinal Health, Inc.
06/15/2022	2.616%	620,000	614,609
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	1,128,000	1,090,047
CHS/Community Health Systems, Inc.(a)
01/15/2024	8.625%	399,000	399,157
06/30/2024	8.125%	4,393,000	3,288,543
03/15/2026	8.000%	464,000	445,006
CVS Health Corp.
03/09/2023	3.700%	2,617,000	2,673,323
12/05/2023	4.000%	515,000	532,508
07/20/2025	3.875%	877,000	898,681
06/01/2026	2.875%	2,320,000	2,223,265
03/25/2028	4.300%	2,508,000	2,579,731
03/25/2038	4.780%	1,870,000	1,865,720
07/20/2045	5.125%	525,000	537,134
03/25/2048	5.050%	8,881,000	9,028,718
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	938,585
Express Scripts Holding Co.
11/15/2021	4.750%	825,000	863,622
07/15/2023	3.000%	620,000	621,528
02/25/2026	4.500%	587,000	622,721
03/01/2027	3.400%	2,190,000	2,176,118
Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/2019	5.625%	6,400,000	6,423,546
Halfmoon Parent, Inc.(a)
09/17/2020	3.200%	3,006,000	3,026,576
07/15/2023	3.750%	3,858,000	3,956,738
11/15/2025	4.125%	3,649,000	3,807,622
10/15/2028	4.375%	2,000,000	2,095,036
08/15/2038	4.800%	1,959,000	1,999,710
12/15/2048	4.900%	6,819,000	6,963,167
HCA, Inc.
02/15/2020	6.500%	2,595,000	2,656,559
05/01/2023	4.750%	175,000	184,256
02/01/2025	5.375%	5,740,000	5,994,007
04/15/2025	5.250%	3,199,000	3,453,161
02/15/2027	4.500%	705,000	730,914
02/01/2029	5.875%	1,002,000	1,061,806
06/15/2047	5.500%	755,000	796,869
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IQVIA, Inc.(a)
05/15/2027	5.000%	662,000	671,369
Mayo Clinic
11/15/2052	4.128%	750,000	819,692
McKesson Corp.
05/30/2029	4.750%	5,280,000	5,641,664
Medtronic, Inc.
03/15/2045	4.625%	117,000	135,153
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	4,630,000	5,132,374
New York and Presbyterian Hospital (The)
08/01/2116	4.763%	1,050,000	1,158,716
NYU Langone Hospitals
07/01/2042	4.428%	2,807,000	3,096,143
07/01/2043	5.750%	705,000	933,636
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	69,000	68,418
Quest Diagnostics, Inc.
06/01/2026	3.450%	3,255,000	3,276,086
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	43,000	39,093
Sutter Health
08/15/2053	2.286%	2,300,000	2,280,457
Teleflex, Inc.
11/15/2027	4.625%	572,000	565,778
Tenet Healthcare Corp.
04/01/2021	4.500%	109,000	109,956
10/01/2021	4.375%	25,000	25,220
07/15/2024	4.625%	1,301,000	1,293,462
05/01/2025	5.125%	106,000	105,204
08/01/2025	7.000%	2,025,000	1,995,826
Texas Health Resources
11/15/2055	4.330%	700,000	779,319
Thermo Fisher Scientific, Inc.
01/15/2023	3.150%	711,000	721,745
Zimmer Biomet Holdings, Inc.(b)
3-month USD LIBOR + 0.750% 03/19/2021	3.375%	3,315,000	3,308,552
Zimmer Biomet Holdings, Inc.
04/01/2025	3.550%	985,000	997,834
Total			128,927,498
Healthcare Insurance 0.3%
Aetna, Inc.
06/01/2021	4.125%	5,600,000	5,742,683
05/15/2042	4.500%	429,000	409,449

24	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anthem, Inc.
01/15/2043	4.650%	2,600,000	2,690,072
01/15/2044	5.100%	1,185,000	1,286,611
Centene Corp.
01/15/2025	4.750%	600,000	610,375
Cigna Corp.
10/15/2027	3.050%	2,410,000	2,324,293
Molina Healthcare, Inc.
11/15/2022	5.375%	1,231,000	1,257,241
UnitedHealth Group, Inc.
07/15/2045	4.750%	2,060,000	2,333,995
01/15/2047	4.200%	503,000	529,023
Wellpoint, Inc.
08/15/2024	3.500%	2,089,000	2,136,186
Total			19,319,928
Healthcare REIT 0.2%
HCP, Inc.
11/15/2023	4.250%	4,121,000	4,333,833
08/15/2024	3.875%	627,000	650,778
Healthcare Realty Trust, Inc.
05/01/2025	3.875%	440,000	444,935
Healthcare Trust of America Holdings LP
07/15/2021	3.375%	2,765,000	2,786,954
Omega Healthcare Investors, Inc.
01/15/2025	4.500%	975,000	1,007,475
Sabra Health Care LP/Capital Corp.
06/01/2024	4.800%	1,610,000	1,634,179
Ventas Realty LP
04/15/2049	4.875%	2,260,000	2,441,336
Total			13,299,490
Home Construction 0.2%
AV Homes, Inc.
05/15/2022	6.625%	3,101,000	3,197,937
Mattamy Group Corp.(a)
12/15/2023	6.875%	4,037,000	4,148,587
PulteGroup, Inc.
03/01/2026	5.500%	1,700,000	1,779,757
01/15/2027	5.000%	1,425,000	1,441,765
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	3,446,000	3,532,150
William Lyon Homes, Inc.
01/31/2025	5.875%	3,100,000	3,003,643
Total			17,103,839
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.5%
Afren PLC(a),(k)
12/09/2020	0.000%	195,167	37
Anadarko Petroleum Corp.(i)
10/10/2036	0.000%	3,000,000	1,408,095
Apache Corp.
01/15/2023	2.625%	1,500,000	1,479,922
10/15/2028	4.375%	1,565,000	1,598,139
01/15/2044	4.250%	715,000	638,325
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
04/01/2022	10.000%	375,000	398,003
11/01/2026	7.000%	500,000	469,288
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	878,794
Centennial Resource Production LLC(a)
04/01/2027	6.875%	593,000	588,586
Cimarex Energy Co.
06/01/2024	4.375%	209,000	218,489
05/15/2027	3.900%	709,000	718,294
Conoco Funding Co.
10/15/2031	7.250%	2,000,000	2,723,586
Continental Resources, Inc.
04/15/2023	4.500%	385,000	398,009
06/01/2024	3.800%	4,052,000	4,070,453
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	187,000	179,038
Devon Energy Corp.
07/15/2041	5.600%	1,875,000	2,147,280
EOG Resources, Inc.
03/15/2023	2.625%	2,340,000	2,339,813
EQT Corp.
10/01/2027	3.900%	2,000,000	1,906,248
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	99,000	85,755
Gulfport Energy Corp.
05/15/2025	6.375%	175,000	145,228
Matador Resources Co.
09/15/2026	5.875%	550,000	544,124
MEG Energy Corp.(a)
03/31/2024	7.000%	3,000,000	2,667,750
Newfield Exploration Co.
07/01/2024	5.625%	6,305,000	6,929,870
Occidental Petroleum Corp.
04/15/2026	3.400%	775,000	776,087
06/15/2045	4.625%	378,000	388,447

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	25

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	1,000,000	997,493
08/15/2025	5.250%	312,000	306,257
WPX Energy, Inc.
01/15/2022	6.000%	161,000	163,592
09/15/2024	5.250%	78,000	77,220
06/01/2026	5.750%	2,175,000	2,160,725
Total			37,402,947
Integrated Energy 0.2%
BP Capital Markets America, Inc.
05/06/2022	3.245%	1,875,000	1,917,628
05/10/2023	2.750%	1,500,000	1,502,341
04/14/2024	3.224%	989,000	1,009,359
Cenovus Energy, Inc.
09/15/2023	3.800%	726,000	739,835
11/15/2039	6.750%	2,500,000	2,795,090
06/15/2047	5.400%	337,000	335,204
Chevron Corp.
06/24/2023	3.191%	700,000	720,358
05/16/2026	2.954%	1,875,000	1,905,694
Exxon Mobil Corp.
03/01/2023	2.726%	715,000	723,052
Husky Energy, Inc.
04/15/2022	3.950%	3,000,000	3,089,739
04/15/2029	4.400%	1,526,000	1,559,267
Shell International Finance BV
05/11/2025	3.250%	821,000	846,387
05/11/2045	4.375%	1,088,000	1,195,517
Total Capital Canada Ltd.
07/15/2023	2.750%	717,000	722,129
Total			19,061,600
Leisure 0.1%
AMC Entertainment Holdings, Inc.
11/15/2026	5.875%	3,850,000	3,390,818
Six Flags Entertainment Corp.(a)
04/15/2027	5.500%	2,225,000	2,222,775
Total			5,613,593
Life Insurance 0.7%
Aflac, Inc.
01/15/2049	4.750%	1,555,000	1,749,804
AIG Global Funding(a)
07/02/2020	2.150%	590,000	587,551
American International Group, Inc.
08/15/2020	3.375%	1,458,000	1,470,387
02/15/2024	4.125%	1,600,000	1,681,149
07/16/2044	4.500%	554,000	558,370
04/01/2048	4.750%	1,364,000	1,422,793
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Athene Global Funding(a)
04/20/2020	2.750%	2,385,000	2,383,404
07/01/2022	3.000%	1,270,000	1,276,088
Athene Holding Ltd.
01/12/2028	4.125%	2,435,000	2,386,541
AXA Equitable Holdings, Inc.
04/20/2048	5.000%	959,000	964,439
Brighthouse Financial, Inc.
06/22/2027	3.700%	1,385,000	1,287,700
06/22/2047	4.700%	5,995,000	4,764,167
Guardian Life Global Funding(a)
04/26/2021	2.000%	3,465,000	3,432,218
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,225,000	1,355,260
Harborwalk Funding Trust, Subordinated(a),(j)
02/15/2069	5.077%	1,190,000	1,308,672
Lincoln National Corp.
06/15/2040	7.000%	930,000	1,257,229
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	455,000	480,082
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	2,390,000	2,415,411
Pine Street Trust II(a)
02/15/2049	5.568%	5,940,000	6,236,560
Pricoa Global Funding I(a)
09/13/2019	1.450%	2,825,000	2,816,076
Principal Financial Group, Inc.
09/15/2022	3.300%	1,510,000	1,541,266
05/15/2023	3.125%	667,000	673,249
05/15/2029	3.700%	658,000	675,030
Reinsurance Group of America, Inc.
05/15/2029	3.900%	1,280,000	1,300,979
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	6,155,000	6,333,790
Teachers Insurance & Annuity Association of America, Subordinated(a)
09/15/2044	4.900%	1,500,000	1,723,181
05/15/2047	4.270%	4,575,000	4,870,330
Unum Group
05/15/2021	3.000%	1,250,000	1,251,653
Total			58,203,379

26	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.1%
Marriott International, Inc.
12/01/2023	4.150%	3,885,000	4,082,615
06/15/2026	3.125%	1,460,000	1,440,430
Total			5,523,045
Media and Entertainment 0.8%
Activision Blizzard, Inc.
09/15/2021	2.300%	795,000	788,448
AMC Networks, Inc.
04/01/2024	5.000%	2,550,000	2,537,408
CBS Corp.
06/01/2023	2.900%	5,330,000	5,321,472
05/15/2033	5.500%	1,500,000	1,678,320
01/15/2045	4.600%	651,000	638,012
Clear Channel International BV(a)
12/15/2020	8.750%	537,000	550,868
Clear Channel Worldwide Holdings, Inc.
11/15/2022	6.500%	1,625,000	1,655,467
11/15/2022	6.500%	1,045,000	1,064,211
Discovery Communications LLC
11/15/2019	2.750%	2,400,000	2,401,730
06/15/2022	3.500%	3,739,000	3,806,833
03/20/2023	2.950%	940,000	940,007
09/20/2037	5.000%	1,067,000	1,061,934
09/20/2047	5.200%	759,000	760,467
Electronic Arts, Inc.
03/01/2021	3.700%	3,086,000	3,138,443
Fox Corp.(a)
01/25/2029	4.709%	2,200,000	2,401,186
Gray Television, Inc.(a)
05/15/2027	7.000%	2,125,000	2,250,171
Grupo Televisa SAB
05/13/2045	5.000%	1,000,000	976,968
05/24/2049	5.250%	4,350,000	4,322,386
Interpublic Group of Companies, Inc. (The)
10/01/2020	3.500%	1,770,000	1,788,604
10/01/2021	3.750%	891,000	911,635
Nielsen Finance Co. SARL(a)
10/01/2021	5.500%	75,000	75,140
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	3,350,000	3,317,820
RELX Capital, Inc.
10/15/2022	3.125%	628,000	636,222
03/18/2029	4.000%	1,305,000	1,348,878
Sinclair Television Group, Inc.
10/01/2022	6.125%	75,000	76,474
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sinclair Television Group, Inc.(a)
08/01/2024	5.625%	550,000	555,608
02/15/2027	5.125%	1,700,000	1,621,429
Time Warner, Inc.
06/01/2024	3.550%	895,000	918,283
Viacom, Inc.
09/01/2023	4.250%	2,410,000	2,510,454
04/01/2024	3.875%	2,000,000	2,054,892
04/30/2036	6.875%	4,450,000	5,359,077
03/15/2043	4.375%	965,000	900,131
04/01/2044	5.250%	2,312,000	2,376,260
Walt Disney Co. (The)
09/17/2020	2.150%	1,500,000	1,496,102
Walt Disney Co. (The)(a)
03/15/2033	6.550%	1,000,000	1,331,098
11/15/2046	4.750%	935,000	1,103,724
Warner Media LLC
02/15/2027	3.800%	735,000	747,509
Total			65,423,671
Metals and Mining 0.1%
Anglo American Capital PLC(a)
05/14/2025	4.875%	505,000	533,720
ArcelorMittal (j)
03/01/2021	5.500%	1,248,000	1,296,479
BHP Billiton Finance USA Ltd.
02/24/2022	2.875%	503,000	510,393
Glencore Funding LLC(a)
03/12/2024	4.125%	2,750,000	2,788,967
Novelis Corp.(a)
09/30/2026	5.875%	1,425,000	1,390,196
Southern Copper Corp.
11/08/2022	3.500%	130,000	131,774
04/23/2025	3.875%	600,000	605,164
Teck Resources Ltd.
08/15/2040	6.000%	1,150,000	1,184,390
Vale Overseas Ltd.
01/11/2022	4.375%	36,000	36,735
Volcan Cia Minera SAA(a)
02/02/2022	5.375%	100,000	102,862
Total			8,580,680
Midstream 1.3%
Buckeye Partners LP
12/01/2026	3.950%	1,550,000	1,430,204
Colonial Pipeline Co.(a)
10/15/2020	3.500%	1,519,000	1,532,985

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	27

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,340,669
Enbridge, Inc.(j)
Subordinated
03/01/2078	6.250%	601,000	593,450
Energy Transfer Operating LP
06/01/2021	4.650%	395,000	406,601
03/15/2023	4.250%	1,890,000	1,942,837
01/15/2024	5.875%	3,575,000	3,902,835
06/01/2027	5.500%	1,758,000	1,910,828
04/15/2047	5.300%	1,656,000	1,638,612
Energy Transfer Partners LP
01/15/2026	4.750%	2,425,000	2,534,942
10/01/2043	5.950%	280,000	295,638
03/15/2045	5.150%	2,220,000	2,144,726
Energy Transfer Partners LP/Regency Finance Corp.
11/01/2023	4.500%	2,500,000	2,604,980
Enterprise Products Operating LLC
02/01/2022	3.500%	802,000	818,197
02/15/2024	3.900%	500,000	521,136
02/15/2025	3.750%	600,000	621,482
05/15/2046	4.900%	1,809,000	1,944,514
Enterprise Products Operating LLC(j)
08/16/2077	4.875%	673,000	608,226
02/15/2078	5.375%	5,795,000	5,223,688
EQT Midstream Partners LP
07/15/2028	5.500%	1,360,000	1,399,449
Ferrellgas Partners LP/Finance Corp.
05/01/2021	6.500%	350,000	311,448
01/15/2022	6.750%	150,000	132,274
06/15/2023	6.750%	200,000	173,448
Hess Infrastructure Partners LP/Finance Corp.(a)
02/15/2026	5.625%	775,000	796,495
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	4,510,000	4,691,843
09/01/2024	4.250%	500,000	523,024
03/15/2032	7.750%	635,000	831,639
01/15/2038	6.950%	325,000	400,237
09/01/2039	6.500%	1,000,000	1,176,820
11/15/2040	7.500%	730,000	931,406
09/01/2044	5.400%	826,000	879,560
Kinder Morgan, Inc.
12/01/2034	5.300%	800,000	878,963
Magellan Midstream Partners LP
09/15/2046	4.250%	320,000	318,480
Midwest Connector Capital Co., LLC(a)
04/01/2022	3.625%	3,900,000	3,973,464
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
12/01/2024	4.875%	325,000	348,146
06/01/2025	4.875%	200,000	215,080
03/01/2027	4.125%	1,147,000	1,163,163
03/01/2047	5.200%	1,500,000	1,523,763
04/15/2058	4.900%	1,410,000	1,337,159
NGPL PipeCo LLC(a)
08/15/2022	4.375%	151,000	152,856
08/15/2027	4.875%	412,000	424,227
ONEOK Partners LP
10/01/2022	3.375%	1,131,000	1,148,117
ONEOK, Inc.
07/13/2047	4.950%	2,050,000	2,052,716
Peru LNG Srl(a)
03/22/2030	5.375%	450,000	477,400
Phillips 66 Partners LP
02/15/2045	4.680%	1,300,000	1,285,336
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	3,375,000	3,549,930
06/01/2042	5.150%	2,185,000	2,134,417
Rockies Express Pipeline LLC(a)
04/15/2020	5.625%	2,868,000	2,923,281
Ruby Pipeline LLC(a)
04/01/2022	6.000%	2,363,636	2,391,719
Sabine Pass Liquefaction LLC
05/15/2024	5.750%	1,635,000	1,802,604
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,643,273
Spectra Energy Partners LP
09/25/2043	5.950%	514,000	622,037
Suburban Propane Partners LP/Energy Finance Corp.
03/01/2025	5.750%	225,000	223,104
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	1,600,000	1,612,965
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	942,000	945,748
Targa Pipeline Partners LP/Finance Corp.
08/01/2023	5.875%	100,000	100,409
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	512,000	514,560
Tennessee Gas Pipeline Co. LLC
06/15/2032	8.375%	1,970,000	2,610,441
04/01/2037	7.625%	550,000	722,745
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	1,000,000	991,826
Transcontinental Gas Pipe Line Co. LLC
03/15/2048	4.600%	4,875,000	4,967,118

28	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Gas Partners LP
07/01/2022	4.000%	500,000	502,303
Williams Companies, Inc. (The)
11/15/2020	4.125%	1,000,000	1,016,753
01/15/2023	3.700%	640,000	654,076
11/15/2023	4.500%	597,000	629,096
01/15/2025	3.900%	1,050,000	1,083,346
09/15/2025	4.000%	1,332,000	1,378,696
04/15/2040	6.300%	2,520,000	2,941,858
Williams Partners LP
03/04/2024	4.300%	2,787,000	2,921,685
Total			101,447,053
Natural Gas 0.2%
Atmos Energy Corp.
10/15/2044	4.125%	2,045,000	2,162,352
Boston Gas Co.(a)
08/01/2027	3.150%	1,472,000	1,465,182
KeySpan Corp.
11/15/2030	8.000%	670,000	906,609
NiSource, Inc.
02/15/2023	3.850%	1,175,000	1,208,418
06/15/2041	5.950%	535,000	636,271
Sempra Energy
02/01/2038	3.800%	1,020,000	959,842
02/01/2048	4.000%	1,420,000	1,333,232
Southern California Gas Co.(c)
02/15/2050	3.950%	4,495,000	4,534,345
Southern Co. Gas Capital Corp.
05/30/2047	4.400%	752,000	781,797
Total			13,988,048
Office REIT 0.1%
Boston Properties LP
02/01/2023	3.850%	2,500,000	2,587,135
Highwoods Realty LP
06/15/2021	3.200%	1,820,000	1,828,711
Kilroy Realty LP
12/15/2024	3.450%	721,000	734,943
Select Income REIT
05/15/2024	4.250%	1,865,000	1,853,700
SL Green Operating Partnership LP
10/15/2022	3.250%	2,260,000	2,271,562
Total			9,276,051
Oil Field Services 0.1%
Baker Hughes, a GE Co. LLC/Co-Obligor, Inc.
12/15/2047	4.080%	2,250,000	2,080,555
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Halliburton Co.
08/01/2023	3.500%	1,308,000	1,341,644
Schlumberger Holdings Corp.(a)
12/21/2025	4.000%	135,000	139,067
05/17/2028	3.900%	2,053,000	2,072,146
Schlumberger Investment SA(a)
08/01/2022	2.400%	850,000	845,626
Schlumberger Norge AS(a)
01/15/2021	4.200%	681,000	695,855
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	519,750	522,257
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	1,204,875	1,220,054
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	318,000	326,615
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	444,800	452,043
USA Compression Partners LP/Finance Corp.(a)
09/01/2027	6.875%	549,000	559,263
Total			10,255,125
Other Financial Institutions 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	3,905,000	3,889,224
Nationstar Mortgage Holdings, Inc.(a)
07/15/2023	8.125%	2,575,000	2,568,531
ORIX Corp.
12/04/2024	3.250%	1,560,000	1,589,570
Total			8,047,325
Other Industry 0.4%
AECOM
03/15/2027	5.125%	800,000	786,776
Anixter, Inc.
03/01/2023	5.500%	75,000	77,832
Ferguson Finance PLC(a)
10/24/2028	4.500%	4,300,000	4,417,080
Five Point Operating Co. LP/Capital Corp.(a)
11/15/2025	7.875%	2,350,000	2,338,384
Greystar Real Estate Partners LLC(a)
12/01/2025	5.750%	1,475,000	1,467,426
Massachusetts Institute of Technology
07/01/2114	4.678%	1,768,000	2,220,516
07/01/2116	3.885%	1,850,000	1,962,375
Northwestern University
12/01/2057	3.662%	1,350,000	1,393,922

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	29

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	3,043,860
07/15/2056	3.300%	2,230,000	2,149,281
Steelcase, Inc.
01/18/2029	5.125%	2,340,000	2,509,386
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	1,995,825
University of Southern California
10/01/2039	3.028%	4,525,000	4,381,951
Total			28,744,614
Other REIT 0.2%
American Campus Communities Operating Partnership LP
10/01/2020	3.350%	2,556,000	2,574,025
04/15/2023	3.750%	2,400,000	2,450,328
Duke Realty LP
02/15/2021	3.875%	2,520,000	2,567,714
ESH Hospitality, Inc.(a)
05/01/2025	5.250%	805,000	810,329
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,072,407
02/01/2026	4.500%	520,000	541,076
Liberty Property LP
06/15/2023	3.375%	2,500,000	2,540,732
Life Storage LP
12/15/2027	3.875%	2,000,000	2,009,132
ProLogis LP
08/15/2023	4.250%	1,600,000	1,700,323
Total			16,266,066
Other Utility 0.0%
American Water Capital Corp.
06/01/2029	3.450%	1,850,000	1,879,794
Packaging 0.2%
Amcor Finance U.S.A., Inc.(a)
04/28/2026	3.625%	1,000,000	1,003,513
05/15/2028	4.500%	1,600,000	1,692,755
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
02/15/2025	6.000%	800,000	793,659
Ball Corp.
11/15/2023	4.000%	300,000	302,305
03/15/2026	4.875%	600,000	615,946
Berry Global, Inc.
07/15/2023	5.125%	168,000	169,690
Berry Global, Inc.(a)
02/15/2026	4.500%	580,000	548,753
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%	250,000	243,142
OI European Group BV(a)
03/15/2023	4.000%	134,000	132,165
Owens-Brockway Glass Container, Inc.(a)
01/15/2022	5.000%	50,000	50,827
08/15/2023	5.875%	600,000	627,865
01/15/2025	5.375%	150,000	151,824
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	8,219,972	8,231,430
Total			14,563,874
Paper 0.3%
Celulosa Arauco y Constitucion SA(a)
04/30/2029	4.250%	500,000	501,668
Georgia-Pacific LLC(a)
11/15/2021	3.163%	1,000,000	1,010,894
International Paper Co.
11/15/2039	7.300%	1,250,000	1,577,318
Packaging Corp. of America
12/15/2020	2.450%	1,011,000	1,007,901
Plum Creek Timberlands LP
03/15/2023	3.250%	1,630,000	1,645,224
Rayonier AM Products, Inc.(a)
06/01/2024	5.500%	810,000	654,314
Suzano Austria GmbH(a)
01/15/2030	5.000%	5,545,000	5,415,984
WestRock MWV LLC
09/01/2019	7.375%	3,200,000	3,234,528
WRKCo, Inc.
03/15/2026	4.650%	4,825,000	5,159,546
03/15/2029	4.900%	2,130,000	2,307,397
06/01/2032	4.200%	2,460,000	2,491,023
Total			25,005,797
Pharmaceuticals 1.5%
AbbVie, Inc.
05/14/2020	2.500%	1,200,000	1,196,975
11/06/2022	2.900%	3,758,000	3,763,708
05/14/2025	3.600%	5,975,000	6,087,467
11/14/2028	4.250%	1,500,000	1,557,603
05/14/2035	4.500%	456,000	455,081
11/06/2042	4.400%	1,650,000	1,564,339
05/14/2046	4.450%	1,003,000	949,193
11/14/2048	4.875%	600,000	603,218
Allergan Finance LLC
10/01/2022	3.250%	3,600,000	3,601,076
10/01/2042	4.625%	1,000,000	951,803

30	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Allergan Funding SCS
03/15/2035	4.550%	4,329,000	4,213,502
Amgen, Inc.
05/01/2020	2.125%	609,000	606,040
05/01/2045	4.400%	2,190,000	2,203,055
06/15/2048	4.563%	1,633,000	1,673,582
AstraZeneca PLC
11/16/2020	2.375%	1,020,000	1,018,059
06/12/2027	3.125%	1,484,000	1,477,923
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	2,600,000	2,545,148
11/01/2025	5.500%	544,000	548,322
Baxalta, Inc.
06/23/2020	2.875%	298,000	298,367
Bayer US Finance II LLC(a),(b)
3-month USD LIBOR + 0.630% 06/25/2021	3.232%	1,825,000	1,811,086
3-month USD LIBOR + 1.010% 12/15/2023	3.621%	1,000,000	983,922
Bayer US Finance II LLC(a)
06/25/2021	3.500%	800,000	807,449
07/15/2024	3.375%	3,555,000	3,508,657
12/15/2028	4.375%	4,500,000	4,547,498
06/25/2048	4.875%	1,250,000	1,202,505
Bayer US Finance LLC(a)
10/08/2019	2.375%	1,310,000	1,307,533
10/08/2024	3.375%	520,000	511,887
Bristol-Myers Squibb Co.(a)
07/26/2029	3.400%	10,451,000	10,693,118
06/15/2039	4.125%	4,842,000	5,046,483
10/26/2049	4.250%	2,080,000	2,190,277
Celgene Corp.
08/15/2025	3.875%	1,578,000	1,661,803
05/15/2044	4.625%	555,000	608,637
08/15/2045	5.000%	3,200,000	3,694,003
11/15/2047	4.350%	2,060,000	2,178,495
02/20/2048	4.550%	1,046,000	1,142,666
Eli Lilly & Co.
03/15/2049	3.950%	2,190,000	2,302,001
Gilead Sciences, Inc.
12/01/2021	4.400%	1,364,000	1,420,071
02/01/2045	4.500%	2,489,000	2,585,008
Johnson & Johnson
12/05/2033	4.375%	2,350,000	2,666,644
03/03/2037	3.625%	2,280,000	2,363,152
01/15/2038	3.400%	2,790,000	2,798,113
Mallinckrodt International Finance SA
04/15/2023	4.750%	375,000	230,892
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mallinckrodt International Finance SA/CB LLC(a)
04/15/2020	4.875%	50,000	47,999
10/15/2023	5.625%	150,000	102,855
04/15/2025	5.500%	200,000	127,698
Mylan NV
12/15/2020	3.750%	492,000	495,176
Mylan, Inc.(a)
01/15/2023	3.125%	2,480,000	2,390,418
Mylan, Inc.
04/15/2028	4.550%	500,000	479,590
Pfizer, Inc.
09/15/2023	3.200%	799,000	822,512
Shire Acquisitions Investments Ireland DAC
09/23/2021	2.400%	9,850,000	9,766,088
09/23/2023	2.875%	2,640,000	2,625,126
09/23/2026	3.200%	2,310,000	2,276,212
Takeda Pharmaceutical Co., Ltd.(a)
11/26/2021	4.000%	1,293,000	1,331,402
Teva Pharmaceutical Finance Co. BV
12/18/2022	2.950%	2,175,000	1,905,415
Zoetis, Inc.
09/12/2027	3.000%	2,220,000	2,177,816
Total			116,124,668
Property & Casualty 0.7%
Allstate Corp. (The)(j)
08/15/2053	5.750%	224,000	231,858
American Financial Group, Inc.
08/15/2026	3.500%	2,675,000	2,650,807
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	1,123,946
Assurant, Inc.
09/27/2023	4.200%	2,360,000	2,430,460
Berkshire Hathaway Finance Corp.
01/15/2049	4.250%	2,290,000	2,474,803
Berkshire Hathaway, Inc.
03/15/2023	2.750%	680,000	687,018
03/15/2026	3.125%	4,850,000	4,927,067
Chubb INA Holdings, Inc.
05/15/2024	3.350%	910,000	942,010
CNA Financial Corp.
08/15/2021	5.750%	925,000	984,883
08/15/2027	3.450%	3,828,000	3,802,685
Enstar Group Ltd.
06/01/2029	4.950%	5,750,000	5,727,834
Fairfax Financial Holdings Ltd.
04/17/2028	4.850%	1,034,000	1,068,732

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	31

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	800,000	927,824
07/15/2048	7.200%	1,290,000	1,546,061
Farmers Exchange Capital II(a),(j)
Subordinated
11/01/2053	6.151%	2,700,000	2,940,656
Liberty Mutual Group, Inc.(a)
05/01/2022	4.950%	2,570,000	2,711,293
06/15/2023	4.250%	275,000	287,935
02/01/2029	4.569%	1,810,000	1,931,500
05/01/2042	6.500%	1,080,000	1,380,344
08/01/2044	4.850%	1,000,000	1,072,461
Markel Corp.
05/20/2049	5.000%	7,450,000	7,670,371
Marsh & McLennan Companies, Inc.
03/01/2048	4.200%	2,175,000	2,200,352
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	4.901%	1,725,000	1,725,718
Willis North America, Inc.
09/15/2048	5.050%	2,215,000	2,375,133
XLIT Ltd.
03/31/2045	5.500%	670,000	778,799
Total			54,600,550
Railroads 0.1%
Burlington Northern Santa Fe LLC
09/15/2021	3.450%	295,000	301,304
09/01/2022	3.050%	475,000	482,417
09/01/2043	5.150%	989,000	1,181,454
Canadian Pacific Railway Ltd.
01/15/2022	4.500%	600,000	626,104
CSX Corp.
05/30/2042	4.750%	500,000	548,851
11/01/2066	4.250%	2,500,000	2,364,798
Norfolk Southern Corp.
08/01/2025	3.650%	795,000	830,624
Union Pacific Corp.
09/10/2028	3.950%	1,600,000	1,707,203
Total			8,042,755
Refining 0.0%
Marathon Petroleum Corp.
03/01/2021	5.125%	1,000,000	1,040,975
04/01/2024	5.125%	225,000	230,702
09/15/2054	5.000%	328,000	326,967
Total			1,598,644
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	2,250,000	2,217,416
Brinker International, Inc.(a)
10/01/2024	5.000%	1,425,000	1,423,166
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	188,000	190,089
06/01/2027	4.750%	1,000,000	979,835
McDonald’s Corp.
09/01/2048	4.450%	740,000	776,117
Total			5,586,623
Retail REIT 0.1%
Brixmor Operating Partnership LP
06/15/2024	3.650%	2,065,000	2,083,108
Kimco Realty Corp.
11/01/2022	3.400%	290,000	295,347
03/01/2024	2.700%	2,158,000	2,126,506
Total			4,504,961
Retailers 0.5%
Alimentation Couche-Tard, Inc.(a)
07/26/2022	2.700%	2,100,000	2,089,397
07/26/2027	3.550%	2,000,000	1,999,566
AutoNation, Inc.
01/15/2021	3.350%	660,000	664,149
11/15/2024	3.500%	2,185,000	2,141,501
10/01/2025	4.500%	2,465,000	2,512,340
AutoZone, Inc.
04/21/2026	3.125%	415,000	412,057
Best Buy Co., Inc.
10/01/2028	4.450%	4,280,000	4,412,907
eG Global Finance PLC(a)
02/07/2025	6.750%	552,000	542,728
Home Depot, Inc. (The)
12/06/2048	4.500%	784,000	878,769
L Brands, Inc.
02/15/2022	5.625%	4,550,000	4,675,220
11/01/2035	6.875%	141,000	123,839
Lowe’s Companies, Inc.
04/15/2046	3.700%	685,000	614,642
Macy’s Retail Holdings, Inc.
02/15/2043	4.300%	1,888,000	1,456,532
O’Reilly Automotive, Inc.
03/15/2026	3.550%	680,000	687,553
PetSmart, Inc.(a)
06/01/2025	5.875%	920,000	858,813

32	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ralph Lauren Corp.
09/15/2025	3.750%	2,455,000	2,563,052
Rite Aid Corp.(a)
04/01/2023	6.125%	2,016,000	1,663,329
Walgreens Boots Alliance, Inc.
11/18/2024	3.800%	2,440,000	2,498,238
11/18/2044	4.800%	1,560,000	1,492,472
Walmart, Inc.
06/26/2023	3.400%	1,063,000	1,103,625
04/22/2024	3.300%	3,005,000	3,106,124
Total			36,496,853
Supermarkets 0.1%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	2,203,427
Kroger Co. (The)
04/15/2042	5.000%	969,000	969,617
01/15/2048	4.650%	3,161,000	3,037,003
Total			6,210,047
Supranational 0.3%
Corporación Andina de Fomento
06/04/2019	8.125%	1,400,000	1,400,732
09/27/2021	2.125%	4,640,000	4,585,271
06/15/2022	4.375%	400,000	418,866
01/06/2023	2.750%	3,000,000	3,000,645
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	3,116,645
07/15/2027	6.750%	4,000,000	5,186,608
International Bank for Reconstruction & Development(i)
09/17/2030	0.000%	1,550,000	1,127,915
North American Development Bank
10/26/2022	2.400%	1,950,000	1,944,497
Total			20,781,179
Technology 1.4%
Amphenol Corp.
04/01/2024	3.200%	416,000	423,864
Analog Devices, Inc.
12/05/2026	3.500%	363,000	365,963
Apple, Inc.
02/09/2022	2.150%	3,460,000	3,447,385
02/09/2022	2.500%	540,000	541,281
01/13/2023	2.400%	3,464,000	3,460,993
05/11/2027	3.200%	3,025,000	3,078,609
09/12/2047	3.750%	1,849,000	1,839,195
Broadcom Corp./Cayman Finance Ltd.
01/15/2020	2.375%	2,240,000	2,233,482
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.(a)
10/15/2022	3.125%	6,175,000	6,142,964
04/15/2029	4.750%	6,285,000	6,198,770
CommScope Finance LLC(a)
03/01/2026	6.000%	675,000	671,922
CommScope Technologies LLC(a)
06/15/2025	6.000%	3,200,000	2,924,157
03/15/2027	5.000%	1,625,000	1,380,933
CommScope, Inc.(a)
06/15/2024	5.500%	250,000	227,228
Corning, Inc.
11/15/2057	4.375%	1,970,000	1,848,644
Dell International LLC/EMC Corp.(a)
06/15/2023	5.450%	2,293,000	2,435,680
06/15/2026	6.020%	870,000	939,870
Everi Payments, Inc.(a)
12/15/2025	7.500%	1,500,000	1,558,227
Fidelity National Information Services, Inc.
04/15/2023	3.500%	2,500,000	2,567,317
05/21/2029	3.750%	1,120,000	1,144,950
First Data Corp.(a)
01/15/2024	5.000%	257,000	262,464
Flex Ltd.(c)
06/15/2029	4.875%	6,280,000	6,228,812
Flextronics International Ltd.
06/15/2025	4.750%	385,000	392,724
Genpact Luxembourg SARL
04/01/2022	3.700%	3,425,000	3,413,334
Hewlett Packard Enterprise Co.(a)
10/04/2019	2.100%	3,275,000	3,265,764
Hewlett Packard Enterprise Co.(j)
10/15/2020	3.600%	690,000	697,980
10/15/2025	4.900%	3,325,000	3,547,625
Hewlett-Packard Enterprise Co.
10/05/2021	3.500%	155,000	157,484
HP, Inc.
06/01/2021	4.300%	1,671,000	1,722,717
IBM Credit LLC
02/06/2023	3.000%	1,226,000	1,238,262
Infor US, Inc.
05/15/2022	6.500%	350,000	354,697
International Business Machines Corp.
05/15/2026	3.300%	8,910,000	9,017,018
05/15/2049	4.250%	4,450,000	4,542,667
Jabil, Inc.
12/15/2020	5.625%	1,000,000	1,040,073

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	33

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marvell Technology Group Ltd.
06/22/2023	4.200%	3,740,000	3,855,738
Microchip Technology, Inc.(a)
06/01/2021	3.922%	1,845,000	1,865,219
Microsoft Corp.
11/03/2045	4.450%	1,443,000	1,666,369
02/06/2047	4.250%	3,165,000	3,588,569
02/12/2055	4.000%	960,000	1,036,860
02/06/2057	4.500%	3,330,000	3,898,248
Motorola Solutions, Inc.
05/23/2029	4.600%	2,815,000	2,881,442
NCR Corp.
07/15/2022	5.000%	50,000	49,978
NXP BV/Funding LLC(a)
06/01/2021	4.125%	850,000	864,328
03/01/2024	4.875%	898,000	948,174
Oracle Corp.
11/15/2047	4.000%	1,557,000	1,582,613
Seagate HDD Cayman
03/01/2024	4.875%	2,305,000	2,314,988
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	2,825,000	2,946,724
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	1,859,000	1,875,002
Texas Instruments, Inc.
03/15/2039	3.875%	675,000	709,580
Trimble, Inc.
06/15/2023	4.150%	640,000	657,644
Verisk Analytics, Inc.
03/15/2029	4.125%	887,000	934,807
Total			110,989,338
Tobacco 0.2%
Altria Group, Inc.
02/14/2029	4.800%	500,000	522,463
02/14/2039	5.800%	310,000	335,222
02/14/2049	5.950%	308,000	336,631
BAT Capital Corp.
08/15/2024	3.222%	955,000	943,708
08/15/2037	4.390%	700,000	639,304
08/15/2047	4.540%	1,705,000	1,527,370
Imperial Brands Finance PLC(a)
07/21/2022	3.750%	1,007,000	1,021,868
Philip Morris International, Inc.
08/15/2029	3.375%	6,250,000	6,271,981
08/21/2042	3.875%	569,000	541,840
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,376,658
08/04/2041	7.000%	1,170,000	1,328,454
08/15/2045	5.850%	3,461,000	3,606,667
Total			18,452,166
Transportation Services 0.4%
ERAC U.S.A. Finance LLC(a)
10/01/2020	5.250%	2,500,000	2,581,998
11/15/2024	3.850%	2,500,000	2,604,280
12/01/2026	3.300%	3,435,000	3,432,334
03/15/2042	5.625%	1,689,000	1,973,441
11/01/2046	4.200%	1,041,000	1,029,083
FedEx Corp.
02/15/2048	4.050%	1,257,000	1,149,926
Penske Truck Leasing Co., LP/Finance Corp.(a)
04/01/2021	3.300%	2,000,000	2,017,018
02/01/2022	3.375%	1,200,000	1,214,636
08/01/2023	4.125%	5,245,000	5,459,573
01/29/2026	4.450%	2,240,000	2,348,246
Ryder System, Inc.
06/01/2021	3.500%	802,000	814,896
06/09/2023	3.750%	2,365,000	2,438,973
12/01/2023	3.875%	2,315,000	2,407,794
03/18/2024	3.650%	1,565,000	1,617,368
United Parcel Service, Inc.
04/01/2023	2.500%	1,857,000	1,856,551
Total			32,946,117
Wireless 0.5%
America Movil SAB de CV
03/30/2020	5.000%	87,000	88,722
07/16/2022	3.125%	200,000	202,393
American Tower Corp.
06/15/2023	3.000%	1,655,000	1,662,290
02/15/2024	5.000%	665,000	723,853
Digicel Group One Ltd.(a)
12/30/2022	8.250%	308,000	193,309
Digicel Group Two Ltd.(a)
09/30/2022	8.250%	292,000	111,354
Rogers Communications, Inc.
05/01/2049	4.350%	2,200,000	2,289,575
SK Telecom Co., Ltd.(a)
04/16/2023	3.750%	2,490,000	2,573,744
Sprint Capital Corp.
11/15/2028	6.875%	700,000	727,756
03/15/2032	8.750%	1,000,000	1,144,468
Sprint Communications, Inc.(a)
03/01/2020	7.000%	1,805,000	1,846,764

34	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Corp.
09/15/2023	7.875%	525,000	563,131
06/15/2024	7.125%	425,000	439,818
02/15/2025	7.625%	462,000	489,506
03/01/2026	7.625%	833,000	882,066
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	6,681,250	6,671,602
03/20/2025	4.738%	6,340,000	6,487,779
T-Mobile U.S.A., Inc.
03/01/2023	6.000%	524,000	535,685
01/15/2024	6.500%	925,000	957,225
01/15/2026	6.500%	591,000	623,452
02/01/2028	4.750%	961,000	954,062
Vodafone Group PLC
01/16/2024	3.750%	2,185,000	2,239,031
05/30/2025	4.125%	1,880,000	1,950,663
05/30/2028	4.375%	1,240,000	1,292,251
05/30/2048	5.250%	500,000	521,950
Wind Tre SpA(a)
01/20/2026	5.000%	5,950,000	5,692,567
Total			41,865,016
Wirelines 1.0%
AT&T, Inc.(b)
3-month USD LIBOR + 1.180% 06/12/2024	3.777%	3,285,000	3,298,600
AT&T, Inc.
02/15/2030	4.300%	4,102,000	4,239,626
03/01/2037	5.250%	7,735,000	8,302,293
03/01/2039	4.850%	5,326,000	5,468,630
06/15/2044	4.800%	4,630,000	4,635,551
05/15/2046	4.750%	1,185,000	1,180,787
11/15/2046	5.150%	2,390,000	2,489,692
03/01/2047	5.450%	175,000	192,318
03/09/2049	4.550%	5,880,000	5,709,621
02/15/2050	5.150%	2,300,000	2,413,827
British Telecommunications PLC
12/04/2023	4.500%	3,610,000	3,825,614
C&W Senior Financing DAC(a)
09/15/2027	6.875%	385,000	384,390
CenturyLink, Inc.
04/01/2020	5.625%	2,500,000	2,532,597
Deutsche Telekom International Finance BV(a)
06/21/2038	4.750%	4,405,000	4,623,232
Level 3 Financing, Inc.
01/15/2024	5.375%	500,000	501,891
03/15/2026	5.250%	1,055,000	1,053,957
Qwest Corp.
09/15/2025	7.250%	3,978,000	4,314,738
Telecom Italia Capital SA
06/04/2038	7.721%	750,000	775,589
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TELUS Corp.
06/15/2049	4.300%	4,710,000	4,804,110
Verizon Communications, Inc.
02/15/2025	3.376%	622,000	639,083
03/16/2027	4.125%	2,733,000	2,906,248
08/10/2033	4.500%	5,875,000	6,356,204
11/01/2034	4.400%	2,000,000	2,130,916
08/21/2046	4.862%	3,480,000	3,829,601
09/15/2048	4.522%	1,570,000	1,660,509
04/15/2049	5.012%	2,000,000	2,262,230
Verizon Communications, Inc.(a)
12/03/2029	4.016%	530,000	559,803
Total			81,091,657
Total Corporate Bonds & Notes (Cost $2,584,651,740)			2,638,338,256

Foreign Government Obligations(l) 3.2%

Argentina 0.2%
Argentine Republic Government International Bond
04/22/2021	6.875%	3,950,000	3,269,174
01/26/2022	5.625%	550,000	426,258
01/11/2023	4.625%	3,875,000	2,881,489
04/22/2026	7.500%	2,000,000	1,507,368
01/26/2027	6.875%	700,000	504,176
Argentine Republic Government International Bond(j)
12/31/2033	8.280%	2,537,689	1,923,137
12/31/2033	8.280%	1,934,812	1,424,668
Provincia de Buenos Aires(a)
06/09/2021	9.950%	3,370,000	2,889,017
02/15/2023	6.500%	1,070,000	797,127
YPF SA(a)
03/23/2021	8.500%	350,000	342,475
Total			15,964,889
Bahrain 0.0%
Bahrain Government International Bond(a)
10/12/2028	7.000%	700,000	739,085
Brazil 0.2%
Banco Nacional de Desenvolvimento Economico e Social(a)
06/10/2019	6.500%	100,000	100,094
06/10/2019	6.500%	100,000	100,094
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	2,610,000	2,714,262
Brazilian Government International Bond
04/07/2026	6.000%	750,000	836,401
01/13/2028	4.625%	2,575,000	2,617,814
01/20/2034	8.250%	150,000	192,585
01/07/2041	5.625%	800,000	812,541

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	35

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petrobras Global Finance BV
01/17/2027	7.375%	3,950,000	4,433,583
Total			11,807,374
Canada 0.4%
CDP Financial, Inc.(a)
11/25/2019	4.400%	10,000,000	10,088,650
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	120,000	112,474
06/01/2027	5.250%	2,200,000	2,015,288
Ontario Teachers’ Finance Trust(a)
04/16/2021	2.750%	1,250,000	1,264,170
Province of Alberta
03/15/2028	3.300%	3,000,000	3,181,602
Province of British Columbia
09/01/2036	7.250%	2,000,000	3,156,254
Province of Manitoba
11/30/2020	2.050%	2,500,000	2,495,290
06/22/2026	2.125%	300,000	294,291
Province of Ontario
04/14/2020	4.400%	600,000	610,322
10/17/2023	3.400%	1,985,000	2,083,900
Province of Quebec(j)
02/27/2026	7.140%	1,230,000	1,561,208
03/02/2026	7.485%	2,000,000	2,580,680
Total			29,444,129
Chile 0.0%
Corporación Nacional del Cobre de Chile(a)
09/16/2025	4.500%	500,000	537,552
08/01/2027	3.625%	740,000	753,483
11/04/2044	4.875%	200,000	221,960
Empresa Nacional del Petroleo(a)
08/05/2026	3.750%	1,000,000	1,000,270
11/06/2029	5.250%	450,000	492,997
Total			3,006,262
China 0.0%
Industrial & Commercial Bank of China Ltd.(a),(j)
Junior Subordinated
12/31/2049	6.000%	200,000	202,125
Colombia 0.0%
Colombia Government International Bond
01/28/2026	4.500%	905,000	953,620
04/25/2027	3.875%	1,300,000	1,318,232
03/15/2029	4.500%	250,000	263,400
06/15/2045	5.000%	600,000	625,442
Total			3,160,694
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Croatia 0.0%
Croatia Government International Bond(a)
04/04/2023	5.500%	500,000	542,414
01/26/2024	6.000%	500,000	562,138
01/26/2024	6.000%	300,000	337,283
Total			1,441,835
Dominican Republic 0.1%
Dominican Republic International Bond(a)
05/06/2021	7.500%	2,666,667	2,813,093
05/06/2021	7.500%	66,667	70,327
01/28/2024	6.600%	785,000	857,152
01/27/2025	5.500%	100,000	104,193
01/27/2025	5.500%	100,000	104,193
01/29/2026	6.875%	1,000,000	1,110,391
01/25/2027	5.950%	450,000	474,452
07/19/2028	6.000%	1,400,000	1,475,905
07/19/2028	6.000%	275,000	289,910
Total			7,299,616
Ecuador 0.0%
Ecuador Government International Bond(a)
03/24/2020	10.500%	2,010,000	2,109,384
Egypt 0.1%
Egypt Government International Bond(a)
02/21/2023	5.577%	350,000	347,127
06/11/2025	5.875%	250,000	242,914
02/21/2028	6.588%	3,900,000	3,716,563
Total			4,306,604
El Salvador 0.0%
El Salvador Government International Bond(a)
12/01/2019	7.375%	1,195,000	1,208,710
Finland 0.0%
Republic of Finland
02/15/2026	6.950%	1,500,000	1,889,592
France 0.1%
Dexia Credit Local SA(a)
09/15/2021	1.875%	1,750,000	1,737,599
01/29/2022	2.875%	750,000	763,222
09/26/2023	3.250%	1,500,000	1,559,403
Total			4,060,224
Hong Kong 0.0%
CNAC HK Finbridge Co., Ltd(a)
03/14/2028	5.125%	1,850,000	2,005,690

36	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hungary 0.0%
Hungary Government International Bond
03/29/2021	6.375%	546,000	581,749
11/22/2023	5.750%	2,000,000	2,234,528
Total			2,816,277
India 0.0%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	848,414
02/01/2028	3.875%	1,025,000	1,036,284
Total			1,884,698
Indonesia 0.2%
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,395,624
Perusahaan Penerbit SBSN Indonesia III(a)
03/01/2028	4.400%	500,000	517,361
02/20/2029	4.450%	1,400,000	1,457,761
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%	570,000	648,568
PT Pertamina Persero(a)
05/20/2043	5.625%	250,000	258,945
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	925,000	976,373
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%	5,000,000	4,953,525
05/21/2028	5.450%	1,750,000	1,888,089
05/21/2028	5.450%	500,000	539,454
01/25/2029	5.375%	200,000	213,965
Total			12,849,665
Iraq 0.0%
Iraq International Bond(a)
03/09/2023	6.752%	1,300,000	1,295,228
01/15/2028	5.800%	750,000	704,531
Total			1,999,759
Israel 0.0%
Israel Electric Corp., Ltd.(a)
08/14/2028	4.250%	3,100,000	3,206,308
Italy 0.3%
Republic of Italy
09/27/2023	6.875%	15,850,000	17,763,999
Republic of Italy Government International Bond
06/15/2033	5.375%	8,205,000	8,879,451
Total			26,643,450
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ivory Coast 0.0%
Ivory Coast Government International Bond(a),(j)
12/31/2032	5.750%	905,000	830,275
Japan 0.1%
Japan Bank for International Cooperation
02/24/2020	2.250%	1,400,000	1,398,818
05/23/2024	2.500%	600,000	605,762
Japan Finance Organization for Municipalities(a)
04/20/2022	2.625%	1,600,000	1,614,477
03/12/2024	3.000%	400,000	411,583
Total			4,030,640
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2025	4.750%	950,000	994,779
04/19/2027	4.750%	1,725,000	1,810,934
04/19/2027	4.750%	300,000	314,945
04/24/2030	5.375%	1,850,000	1,999,523
04/24/2030	5.375%	500,000	540,412
Total			5,660,593
Kenya 0.0%
Kenya Government International Bond(a)
05/22/2027	7.000%	400,000	394,372
Mexico 0.6%
Banco Nacional de Comercio Exterior SNC(a),(j)
Subordinated
08/11/2026	3.800%	400,000	395,466
Mexico City Airport Trust(a)
10/31/2026	4.250%	1,435,000	1,422,079
07/31/2047	5.500%	2,150,000	2,065,984
Mexico Government International Bond
03/15/2022	3.625%	1,974,000	2,011,070
10/02/2023	4.000%	200,000	206,670
01/30/2025	3.600%	1,000,000	1,005,173
04/22/2029	4.500%	1,500,000	1,558,682
03/08/2044	4.750%	2,738,000	2,717,219
Pemex Project Funding Master Trust
03/05/2020	6.000%	3,000,000	3,066,042
01/21/2021	5.500%	1,600,000	1,644,219
06/15/2038	6.625%	50,000	45,577
Petroleos Mexicanos
02/04/2021	6.375%	2,625,000	2,734,116
03/13/2022	5.375%	5,650,000	5,820,093
12/20/2022	1.700%	410,000	399,892
01/15/2025	4.250%	300,000	283,772
08/04/2026	6.875%	4,810,000	5,000,211
03/13/2027	6.500%	10,823,000	10,913,480
02/12/2028	5.350%	625,000	582,883
01/23/2029	6.500%	4,535,000	4,463,710

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	37

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/23/2045	6.375%	940,000	829,190
01/23/2046	5.625%	300,000	244,981
09/21/2047	6.750%	1,200,000	1,086,676
Total			48,497,185
Netherlands 0.0%
Petrobras Global Finance BV
02/01/2029	5.750%	1,700,000	1,714,826
03/19/2049	6.900%	1,955,000	1,950,929
Total			3,665,755
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	942,000	859,206
Panama 0.0%
Panama Government International Bond
03/16/2025	3.750%	200,000	207,889
01/26/2036	6.700%	840,000	1,110,818
Total			1,318,707
Paraguay 0.0%
Paraguay Government International Bond(a)
01/25/2023	4.625%	400,000	415,091
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2019	3.250%	200,000	199,926
07/15/2025	4.750%	1,070,000	1,126,256
Peruvian Government International Bond
03/14/2037	6.550%	1,785,000	2,436,570
11/18/2050	5.625%	150,000	196,535
Petroleos del Peru SA(a)
06/19/2032	4.750%	2,950,000	3,040,727
Total			7,000,014
Philippines 0.0%
Philippine Government International Bond
01/15/2032	6.375%	400,000	530,845
10/23/2034	6.375%	275,000	372,567
Total			903,412
Poland 0.0%
Poland Government International Bond
03/17/2023	3.000%	300,000	304,416
Qatar 0.1%
Nakilat, Inc.(a)
12/31/2033	6.067%	1,164,000	1,321,142
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar Government International Bond(a)
04/23/2028	4.500%	640,000	699,570
04/23/2048	5.103%	1,910,000	2,191,211
03/14/2049	4.817%	1,605,000	1,772,381
Ras Laffan Liquefied Natural Gas Co., Ltd. II(a)
09/30/2020	5.298%	273,552	277,698
Total			6,262,002
Romania 0.1%
Romanian Government International Bond(a)
08/22/2023	4.375%	150,000	156,281
06/15/2048	5.125%	3,400,000	3,520,741
Total			3,677,022
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%	200,000	212,454
05/27/2026	4.750%	1,600,000	1,677,084
06/23/2027	4.250%	1,000,000	1,014,375
04/04/2042	5.625%	800,000	893,477
Total			3,797,390
Saudi Arabia 0.1%
Saudi Arabia Government International Bond(a)
04/17/2025	4.000%	2,530,000	2,640,465
Saudi Government International Bond(a)
04/17/2030	4.500%	750,000	799,388
10/26/2046	4.500%	230,000	228,222
01/16/2050	5.250%	3,225,000	3,556,833
Total			7,224,908
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
01/26/2021	5.750%	400,000	399,419
08/06/2023	6.750%	200,000	204,879
02/11/2025	7.125%	950,000	972,679
08/10/2028	6.350%	1,400,000	1,464,183
Republic of South Africa Government International Bond
10/12/2028	4.300%	1,225,000	1,154,846
South Africa Government International Bond
01/17/2024	4.665%	640,000	651,522
Total			4,847,528
South Korea 0.0%
Export-Import Bank of Korea
12/30/2020	2.625%	400,000	401,340
Korea Development Bank (The)
03/11/2020	2.500%	300,000	300,277
09/14/2022	3.000%	200,000	203,109
Total			904,726

38	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 0.1%
Turkey Government International Bond
03/30/2021	5.625%	3,400,000	3,349,201
03/23/2023	3.250%	680,000	594,279
02/05/2025	7.375%	1,479,000	1,455,453
Total			5,398,933
Ukraine 0.1%
Ukraine Government International Bond(a)
09/01/2021	7.750%	2,710,000	2,717,862
09/01/2022	7.750%	2,410,000	2,402,919
02/01/2024	8.994%	1,400,000	1,410,332
Total			6,531,113
United Arab Emirates 0.0%
DP World Crescent Ltd.(a)
09/26/2028	4.848%	540,000	565,782
DP World Ltd.(a)
07/02/2037	6.850%	300,000	367,753
Total			933,535
United States 0.0%
Citgo Holding, Inc.(a)
02/15/2020	10.750%	2,475,000	2,545,354
Uruguay 0.0%
Uruguay Government International Bond
10/27/2027	4.375%	465,000	489,305
06/18/2050	5.100%	200,000	215,196
Total			704,501
Virgin Islands 0.0%
CNPC General Capital Ltd.(a)
11/25/2019	2.700%	300,000	300,158
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	400,000	401,898
04/28/2025	3.250%	300,000	301,423
Total			1,003,479
Total Foreign Government Obligations (Cost $255,683,544)			255,756,527

Inflation-Indexed Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.2%
U.S. Treasury Inflation-Indexed Bond
07/15/2024	0.125%	2,103,670	2,089,146
07/15/2025	0.375%	3,574,887	3,591,166
01/15/2029	0.875%	7,414,566	7,748,847
Total			13,429,159
Total Inflation-Indexed Bonds (Cost $13,187,969)			13,429,159

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.1%
Chicago O’Hare International Airport
Refunding Revenue Bonds
Taxable Senior Lien
Series 2018C
01/01/2049	4.472%	1,630,000	1,900,873
01/01/2054	4.572%	1,630,000	1,927,117
Total			3,827,990
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	5,909,646
University of Texas System (The)
Revenue Bonds
Taxable Permanent University Fund
Series 2017
07/01/2047	3.376%	3,025,000	3,080,841
University of Virginia
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	816,046
Total			9,806,533
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	4,069,401
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	2,685,000	3,426,409
Total			7,495,810

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	39

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 0.0%
Los Angeles Department of Water & Power System
Revenue Bonds
Series 2010 (BAM)
07/01/2045	6.574%	1,595,000	2,407,158
Sales Tax 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax(m)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	1,100,000	1,093,455
Special Non Property Tax 0.0%
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,436,150
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
03/01/2040	7.625%	800,000	1,253,544
Turnpike / Bridge / Toll Road 0.1%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	2,841,639
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	2,180,941
Total			5,022,580
Total Municipal Bonds (Cost $31,652,084)			33,343,220

Residential Mortgage-Backed Securities - Agency 23.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2021	9.000%	49	49
03/01/2022- 08/01/2022	8.500%	3,023	3,132
08/01/2024- 02/01/2025	8.000%	16,562	17,699
10/01/2028- 07/01/2032	7.000%	222,870	254,943
03/01/2031- 03/01/2047	3.000%	56,646,263	57,140,556
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2031- 07/01/2037	6.000%	732,040	830,404
02/01/2032	2.500%	22,205,795	22,251,274
04/01/2033- 09/01/2039	5.500%	1,414,400	1,548,544
05/01/2033- 05/01/2049	3.500%	171,757,834	176,839,375
10/01/2039- 08/01/2048	5.000%	3,966,394	4,203,745
09/01/2040- 01/01/2049	4.000%	30,276,682	31,754,121
09/01/2040- 10/01/2048	4.500%	14,014,522	14,702,220
CMO Series 2060 Class Z
05/15/2028	6.500%	196,242	217,477
CMO Series 2310 Class Z
04/15/2031	6.000%	140,934	155,988
CMO Series 2725 Class TA
12/15/2033	4.500%	1,525,000	1,710,519
CMO Series 2882 Class ZC
11/15/2034	6.000%	5,047,106	5,732,991
CMO Series 2953 Class LZ
03/15/2035	6.000%	2,334,697	2,879,698
CMO Series 3028 Class ZE
09/15/2035	5.500%	120,660	148,000
CMO Series 3032 Class PZ
09/15/2035	5.800%	286,659	376,820
CMO Series 3071 Class ZP
11/15/2035	5.500%	6,334,814	7,688,429
CMO Series 3121 Class EZ
03/15/2036	6.000%	147,029	164,699
CMO Series 3181 Class AZ
07/15/2036	6.500%	98,660	110,357
CMO Series 3740 Class BA
10/15/2040	4.000%	3,000,000	3,261,801
CMO Series 3741 Class PD
10/15/2040	4.000%	1,855,000	2,013,820
CMO Series 3753 Class KZ
11/15/2040	4.500%	5,981,172	6,785,199
CMO Series 3809 Class HZ
02/15/2041	4.000%	2,451,578	2,629,159
CMO Series 3841 Class JZ
04/15/2041	5.000%	737,172	839,255
CMO Series 3888 Class ZG
07/15/2041	4.000%	1,661,137	1,762,879
CMO Series 3928 Class MB
09/15/2041	4.500%	2,435,000	2,662,818

40	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3934 Class CB
10/15/2041	4.000%	6,000,000	6,414,128
CMO Series 3963 Class JB
11/15/2041	4.500%	6,742,422	7,626,047
CMO Series 4013 Class PL
03/15/2042	3.500%	1,281,000	1,367,540
CMO Series 4027 Class AB
12/15/2040	4.000%	4,324,952	4,550,818
CMO Series 4034 Class PB
04/15/2042	4.500%	730,566	860,308
CMO Series 4057 Class ZB
06/15/2042	3.500%	5,093,806	5,304,105
CMO Series 4059 Class DY
06/15/2042	3.500%	5,074,000	5,328,735
CMO Series 4077 Class KM
11/15/2041	3.500%	927,372	959,319
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	6,507,838
CMO Series 4182 Class QN
02/15/2033	3.000%	4,421,423	4,499,419
CMO Series 4247 Class AY
09/15/2043	4.500%	1,500,000	1,719,214
CMO Series 4361 Class VB
02/15/2038	3.000%	6,183,756	6,164,434
CMO Series 4396 Class PZ
06/15/2037	3.000%	709,117	689,891
CMO Series 4421 Class PB
12/15/2044	4.000%	5,941,237	6,523,195
CMO Series 4495 Class PA
09/15/2043	3.500%	504,383	522,035
CMO Series 4496 Class PZ
07/15/2045	2.500%	630,567	571,550
CMO Series 4627 Class PL
10/15/2046	3.000%	2,541,000	2,570,323
CMO Series 4649 Class BP
01/15/2047	3.500%	2,286,452	2,395,409
CMO Series 4745 Class VD
01/15/2040	4.000%	5,493,630	6,037,195
CMO Series 4767 Class HN
03/15/2048	3.500%	4,621,584	4,839,600
CMO Series 4793 Class CD
06/15/2048	3.000%	5,373,394	5,415,004
CMO Series 4800 Class KG
11/15/2045	3.500%	5,000,000	5,122,559
CMO Series 4830 Class AP
02/15/2047	4.000%	9,289,009	9,796,644
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 1486 Class FA
1-month USD LIBOR + 1.300% Floor 1.300%, Cap 10.000% 04/15/2023	3.740%	276,421	280,948
CMO Series 2380 Class F
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 8.500% 11/15/2031	2.890%	302,043	303,156
CMO Series 2557 Class FG
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 01/15/2033	2.840%	685,118	686,569
CMO Series 2962 Class PF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 7.000% 03/15/2035	2.690%	335,526	332,501
CMO Series 2981 Class FU
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 05/15/2030	2.640%	504,619	502,471
CMO Series 3065 Class EB
-3.0 x 1-month USD LIBOR + 19.890% Cap 19.890% 11/15/2035	12.571%	613,068	854,523
CMO Series 3081 Class GC
-3.7 x 1-month USD LIBOR + 23.833% Cap 23.833% 12/15/2035	14.888%	1,073,232	1,602,461
CMO Series 3085 Class FV
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 8.000% 08/15/2035	3.140%	1,147,137	1,165,015
CMO Series 3135 Class FC
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 04/15/2026	2.740%	875,449	876,352
CMO Series 3564 Class FC
1-month USD LIBOR + 1.250% Floor 1.250%, Cap 6.500% 01/15/2037	3.736%	517,983	536,094
CMO Series 3785 Class LS
-2.0 x 1-month USD LIBOR + 9.900% Cap 9.900% 01/15/2041	5.021%	2,032,007	2,339,063

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	41

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	68,010	71,057
CMO Series 3973 Class FP
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 12/15/2026	2.740%	867,251	868,706
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	2.902%	485,143	484,407
CMO Series 4203 Class QF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 05/15/2043	2.690%	5,098,113	5,090,991
CMO Series 4238 Class FD
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 02/15/2042	2.740%	2,339,434	2,340,691
CMO Series 4311 Class PF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 06/15/2042	2.790%	318,914	319,499
CMO Series 4364 Class FE
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 12/15/2039	2.740%	468,701	468,900
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 3404 Class AS
-1.0 x 1-month USD LIBOR + 5.895% Cap 5.895% 01/15/2038	3.455%	3,469,418	559,811
CMO Series 3892 Class SC
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2041	3.510%	8,224,810	1,300,866
CMO Series 4087 Class SC
-1.0 x 1-month USD LIBOR + 5.550% Cap 5.550% 07/15/2042	3.110%	11,038,803	1,473,708
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 3833 Class LI
10/15/2040	1.745%	16,347,387	759,264
Federal Home Loan Mortgage Corp.(e)
CMO Series 4698 Class BI
07/15/2047	5.000%	31,592,153	6,422,685
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(e)
CMO Series K051 Class X1
09/25/2025	0.546%	18,875,631	558,285
CMO Series K058 Class X1
08/25/2026	0.928%	2,464,404	140,313
CMO Series KW02 Class X1
12/25/2026	0.314%	11,614,122	182,213
Federal National Mortgage Association
04/01/2023	8.500%	270	271
06/01/2024	9.000%	2,129	2,147
02/01/2025- 08/01/2027	8.000%	34,656	37,950
03/01/2026- 07/01/2038	7.000%	758,848	879,623
04/01/2027- 06/01/2032	7.500%	64,039	71,552
05/01/2029- 10/01/2040	6.000%	2,516,970	2,821,732
08/01/2029- 02/01/2057	3.000%	104,073,512	104,884,386
06/01/2030	4.960%	1,059,540	1,214,789
01/01/2031- 11/01/2046	2.500%	5,795,514	5,762,518
03/01/2033- 04/01/2041	5.500%	1,252,089	1,380,777
10/01/2033- 05/01/2049	3.500%	255,813,621	262,352,689
07/01/2039- 10/01/2041	5.000%	4,923,782	5,302,398
10/01/2040- 12/01/2048	4.500%	25,278,274	26,567,490
02/01/2041- 06/01/2049	4.000%	106,498,450	111,157,257
CMO Series 2003-22 Class Z
04/25/2033	6.000%	177,522	198,228
CMO Series 2003-33 Class PT
05/25/2033	4.500%	12,732	13,673
CMO Series 2003-82 Class Z
08/25/2033	5.500%	179,552	199,391
CMO Series 2005-110 Class GL
12/25/2035	5.500%	2,101,958	2,354,273
CMO Series 2005-68 Class KZ
08/25/2035	5.750%	17,103,221	19,262,664
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	1,021,313	1,141,501
CMO Series 2009-100 Class PL
12/25/2039	5.000%	770,652	892,316
CMO Series 2009-111 Class DA
12/25/2039	5.000%	71,611	72,635

42	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-134 Class DB
12/25/2040	4.500%	10,000,000	11,198,409
CMO Series 2010-37 Class A1
05/25/2035	5.410%	987,283	1,026,669
CMO Series 2010-81 Class PB
08/25/2040	5.000%	829,499	942,920
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	7,534,698	7,980,367
CMO Series 2011-53 Class WT
06/25/2041	4.500%	737,488	797,841
CMO Series 2012-103 Class PY
09/25/2042	3.000%	1,000,000	994,374
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	8,392,683	8,721,980
CMO Series 2013-126 Class ZA
07/25/2032	4.000%	14,013,235	14,918,937
CMO Series 2013-15 Class BL
03/25/2043	2.500%	2,323,879	2,144,672
CMO Series 2013-16 Class GD
03/25/2033	3.000%	9,511,592	9,512,039
CMO Series 2013-17 Class JP
03/25/2043	3.000%	650,000	647,183
CMO Series 2013-66 Class AP
05/25/2043	6.000%	1,441,954	1,699,171
CMO Series 2015-18 Class NB
04/25/2045	3.000%	2,002,796	1,979,284
CMO Series 2016-25 Class LB
05/25/2046	3.000%	3,000,000	2,956,226
CMO Series 2016-9 Class A
09/25/2043	3.000%	689,638	694,802
CMO Series 2017-107 Class JM
01/25/2048	3.000%	6,445,481	6,346,891
CMO Series 2017-82 Class ML
10/25/2047	4.000%	546,948	605,800
CMO Series 2017-82 Class PL
10/25/2047	3.000%	1,062,000	1,053,129
CMO Series 2017-89 Class CY
11/25/2047	3.000%	2,377,511	2,379,694
CMO Series 2018-38 Class PA
06/25/2047	3.500%	3,413,175	3,497,138
CMO Series 2018-55 Class PA
01/25/2047	3.500%	12,780,027	13,147,991
CMO Series 2018-64 Class ET
09/25/2048	3.000%	9,820,784	9,887,919
CMO Series 2018-94D Class KD
12/25/2048	3.500%	7,020,654	7,198,063
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 98-17 Class Z
04/18/2028	6.500%	158,838	175,614
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.445% Cap 10.203% 04/01/2034	4.237%	95,918	98,583
CMO Series 2002-59 Class HF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 8.000% 08/17/2032	2.782%	259,649	259,795
CMO Series 2003-134 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 9.500% 12/25/2032	3.030%	1,765,244	1,784,644
CMO Series 2004-93 Class FC
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 12/25/2034	2.630%	1,086,825	1,082,672
CMO Series 2006-71 Class SH
-2.6 x 1-month USD LIBOR + 15.738% Cap 15.738% 05/25/2035	9.365%	251,920	328,189
CMO Series 2007-90 Class F
1-month USD LIBOR + 0.490% Floor 0.490%, Cap 7.000% 09/25/2037	2.920%	664,906	668,153
CMO Series 2007-W7 Class 1A4
-6.0 x 1-month USD LIBOR + 39.180% Cap 39.180% 07/25/2037	24.602%	120,523	200,801
CMO Series 2008-15 Class AS
-5.0 x 1-month USD LIBOR + 33.000% Cap 33.000% 08/25/2036	20.851%	576,059	933,023
CMO Series 2010-135 Class FD
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.500% 06/25/2039	2.930%	1,752,624	1,756,543
CMO Series 2010-142 Class HS
-2.0 x 1-month USD LIBOR + 10.000% Cap 10.000% 12/25/2040	5.028%	1,124,332	1,205,976
CMO Series 2010-150 Class FL
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 7.000% 10/25/2040	2.980%	523,522	526,862

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	43

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-74 Class WF
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 7.000% 07/25/2034	3.030%	955,078	964,436
CMO Series 2010-86 Class FE
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 08/25/2025	2.880%	774,568	775,197
CMO Series 2011-99 Class KF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 10/25/2026	2.730%	834,056	834,291
CMO Series 2012-1 Class FA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.500% 02/25/2042	2.930%	2,395,842	2,404,156
CMO Series 2012-115 Class MT
-3.0 x 1-month USD LIBOR + 13.500% Cap 4.500% 10/25/2042	4.500%	2,011,880	1,952,418
CMO Series 2012-14 Class FB
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 7.000% 08/25/2037	2.880%	176,574	177,196
CMO Series 2012-47 Class HF
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 05/25/2027	2.830%	1,313,823	1,320,162
CMO Series 2012-73 Class LF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 06/25/2039	2.880%	1,432,784	1,435,285
CMO Series 2016-32 Class GT
-4.5 x 1-month USD LIBOR + 18.000% Cap 4.500% 01/25/2043	4.500%	1,928,491	1,966,628
CMO Series 2017-82 Class FG
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 11/25/2032	2.680%	2,273,337	2,261,846
Federal National Mortgage Association(c)
06/18/2034- 07/12/2048	3.000%	38,900,000	39,039,888
06/20/2042- 06/13/2049	5.000%	20,093,000	21,183,977
06/13/2049	3.500%	45,300,000	46,197,152
06/13/2049	4.000%	60,344,000	62,276,894
06/13/2049	4.500%	35,844,000	37,445,779
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(e)
CMO Series 2004-29 Class PS
-1.0 x 1-month USD LIBOR + 7.600% Cap 7.600% 05/25/2034	5.170%	2,313,047	446,703
CMO Series 2006-43 Class SJ
-1.0 x 1-month USD LIBOR + 6.590% Cap 6.590% 06/25/2036	4.160%	1,820,956	298,822
CMO Series 2009-100 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 12/25/2039	3.770%	5,869,998	916,752
CMO Series 2009-87 Class NS
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 11/25/2039	3.820%	9,471,364	1,539,269
CMO Series 2010-131 Class SA
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/25/2040	4.170%	7,181,753	1,411,324
CMO Series 2010-21 Class SA
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 03/25/2040	3.820%	28,018,283	4,514,796
CMO Series 2010-57 Class SA
-1.0 x 1-month USD LIBOR + 6.450% Cap 6.450% 06/25/2040	4.020%	3,448,516	548,491
CMO Series 2011-47 Class GS
-1.0 x 1-month USD LIBOR + 5.930% Cap 5.930% 06/25/2041	3.500%	11,764,089	1,458,455
CMO Series 2014-40 Class HS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 07/25/2044	4.270%	7,233,491	1,606,817
CMO Series 2016-19 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2046	3.670%	11,361,894	1,607,688

44	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-32 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/25/2034	3.670%	5,212,370	746,061
CMO Series 2016-60 Class QS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	3.670%	14,799,490	2,294,548
CMO Series 2016-60 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2046	3.820%	14,409,785	2,230,270
CMO Series 2016-82 Class SG
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/25/2046	3.670%	18,630,846	2,989,751
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	4.220%	9,338,026	1,604,045
CMO Series 2017-26 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2047	3.720%	13,151,061	1,969,353
CMO Series 2017-57 Class SD
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 08/25/2047	1.520%	17,429,300	1,266,270
Federal National Mortgage Association(d)
CMO Series 2016-40 Class GA
07/25/2046	4.579%	5,552,251	5,785,567
Federal National Mortgage Association(n)
CMO Series G93-28 Class E
07/25/2022	0.000%	140,562	135,866
Government National Mortgage Association
05/15/2040- 10/20/2048	5.000%	12,431,344	13,075,559
05/20/2041- 08/20/2048	4.500%	27,606,853	28,776,804
02/15/2042- 10/20/2048	4.000%	34,298,130	35,567,976
03/20/2046- 09/20/2047	3.500%	45,472,205	46,806,698
09/20/2046- 11/20/2047	3.000%	26,304,214	26,731,902
01/20/2061	5.304%	30,063	30,366
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/20/2061	4.310%	2,201	2,363
01/20/2062	4.442%	5,396	5,494
03/20/2062- 03/20/2063	4.453%	106,598	107,602
05/20/2062	4.359%	57,196	57,581
05/20/2062	4.467%	47,064	47,590
06/20/2062	4.477%	53,612	53,822
07/20/2062	4.628%	35,303	35,480
08/20/2062	4.450%	93,183	93,875
10/20/2062	4.404%	27,306	27,637
04/20/2063	4.505%	70,823	71,719
04/20/2063	5.051%	1,490	1,513
06/20/2063	4.365%	3,463,577	3,528,505
01/20/2064	4.554%	23,086	23,362
01/20/2064	4.671%	312,060	329,732
02/20/2064	4.615%	422,827	455,078
05/20/2064	4.670%	315,235	335,652
06/20/2064	4.108%	515,631	542,589
12/20/2064	4.624%	4,249,967	4,587,742
02/20/2065	4.576%	324,305	348,287
01/20/2066	4.519%	2,759,785	2,986,008
01/20/2066	4.548%	800,663	866,533
01/20/2066	4.577%	973,385	1,052,939
02/20/2066	4.469%	3,405,781	3,707,062
02/20/2066	4.531%	2,540,256	2,750,704
04/20/2066	4.565%	2,435,965	2,640,146
07/20/2066	4.649%	516,045	554,450
08/20/2066	4.607%	1,038,246	1,138,108
12/20/2066	4.427%	505,103	551,342
12/20/2066	4.534%	654,870	715,469
12/20/2066	4.567%	2,031,978	2,181,836
01/20/2067	4.599%	393,862	422,793
04/20/2067	4.555%	2,739,796	2,998,766
04/20/2067	4.563%	449,702	481,348
06/20/2067	4.454%	1,949,898	2,127,342
06/20/2067	4.627%	807,129	891,298
08/20/2067	4.620%	777,789	827,289
08/20/2067	4.641%	2,322,354	2,570,654
08/20/2067	4.663%	951,211	1,052,679
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,265,013	1,693,248
CMO Series 2009-104 Class YD
11/20/2039	5.000%	3,825,931	4,193,197
CMO Series 2009-55 Class LX
07/20/2039	5.000%	4,127,209	4,515,482
CMO Series 2009-67 Class DB
08/20/2039	5.000%	4,695,439	5,069,505
CMO Series 2010-120 Class AY
09/20/2040	4.000%	4,968,694	5,269,880
CMO Series 2011-22 Class PL
02/20/2041	5.000%	1,935,000	2,283,680
CMO Series 2013-116 Class BY
08/16/2043	4.000%	3,648,396	4,017,200

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	45

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-170 Class WZ
11/16/2043	3.000%	784,986	763,596
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	494,628	490,822
CMO Series 2014-3 Class EP
02/16/2043	2.750%	16,406,417	16,446,755
CMO Series 2018-115 Class DE
08/20/2048	3.500%	6,299,060	6,477,656
CMO Series 2018-53 Class AL
11/20/2045	3.500%	733,755	757,369
Government National Mortgage Association(c)
06/20/2042	4.000%	16,000,000	16,548,750
07/19/2048	3.000%	59,816,000	60,645,480
06/20/2049	4.500%	20,300,000	21,111,207
Government National Mortgage Association(b)
1-year CMT + 1.136% 03/20/2066	3.686%	611,375	620,911
1-year CMT + 0.689% 04/20/2066	3.242%	711,531	719,057
CMO Series 2003-60 Class GS
-1.7 x 1-month USD LIBOR + 12.417% Cap 12.417% 05/16/2033	8.354%	258,710	278,913
CMO Series 2006-37 Class AS
-6.0 x 1-month USD LIBOR + 39.660% Cap 39.660% 07/20/2036	25.016%	1,136,074	2,133,273
CMO Series 2010-H03 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.690% 03/20/2060	3.040%	964,125	965,402
CMO Series 2010-H26 Class LF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 13.898% 08/20/2058	2.843%	368,904	367,865
CMO Series 2011-114 Class KF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 03/20/2041	2.891%	407,770	407,809
CMO Series 2011-H03 Class FA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.650% 01/20/2061	2.993%	1,282,505	1,282,796
CMO Series 2012-H20 Class BA
1-month USD LIBOR + 0.560% Floor 0.560% 09/20/2062	3.053%	330,267	330,717
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	3.193%	16,271	16,321
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	3.143%	14,508	14,542
CMO Series 2012-H22 Class FD
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 5.290% 01/20/2061	2.963%	115,186	115,177
CMO Series 2012-H24 Class FD
1-month USD LIBOR + 0.590% Floor 0.590%, Cap 5.500% 09/20/2062	3.083%	4,036	4,035
CMO Series 2012-H25 Class FA
1-month USD LIBOR + 0.700% Floor 0.700% 12/20/2061	3.193%	294,056	294,730
CMO Series 2013-115 Class EF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 04/16/2028	2.688%	492,776	491,924
CMO Series 2013-135 Class FH
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 7.500% 09/16/2043	2.588%	1,715,385	1,713,688
CMO Series 2013-H02 Class FD
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 10.500% 12/20/2062	2.833%	434,667	433,286
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	2.893%	48,546	48,398
CMO Series 2013-H08 Class BF
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 10.000% 03/20/2063	2.893%	2,423,720	2,416,806
CMO Series 2013-H14 Class FD
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 11.000% 06/20/2063	2.963%	1,994,472	1,993,566
CMO Series 2013-H17 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 07/20/2063	3.043%	702,213	703,086

46	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H18 Class EA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.190% 07/20/2063	2.993%	687,801	687,962
CMO Series 2013-H19 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2063	3.093%	4,697,059	4,706,961
CMO Series 2015-H26 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2065	3.093%	548,941	549,850
CMO Series 2015-H31 Class FT
1-month USD LIBOR + 0.650% Floor 0.650% 11/20/2065	3.143%	4,977,395	4,996,692
CMO Series 2016-H04 Class FG
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 999.000% 12/20/2061	3.193%	91,493	91,698
CMO Series 2016-H13 Class FT
1-month USD LIBOR + 0.580% Floor 0.580%, Cap 11.000% 05/20/2066	3.073%	7,921,937	7,932,142
CMO Series 2017-H03 Class FB
1-month USD LIBOR + 0.650% Floor 0.650% 06/20/2066	3.143%	5,184,326	5,200,528
CMO Series 2017-H19 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 08/20/2067	2.943%	23,079,504	23,061,458
CMO Series 2018-H04 Class FM
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 11.000% 03/20/2068	2.793%	4,467,816	4,441,885
CMO Series 2019-H05 Class FT
1-year CMT + 0.430% Floor 0.430%, Cap 12.000% 04/20/2069	2.830%	12,910,493	12,916,576
Government National Mortgage Association(b),(e)
CMO Series 2010-31 Class ES
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 03/20/2040	2.559%	20,572,346	2,453,651
CMO Series 2015-155 Class SA
-1.0 x 1-month USD LIBOR + 5.700% Cap 5.700% 10/20/2045	3.259%	11,298,250	1,456,400
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)
CMO Series 2010-H17 Class XQ
07/20/2060	5.233%	381,120	389,659
CMO Series 2017-H04 Class DA
12/20/2066	4.626%	52,246	52,632
Series 2003-72 Class Z
11/16/2045	5.273%	483,232	513,328
Government National Mortgage Association(d),(e)
CMO Series 2014-150 Class IO
07/16/2056	0.749%	34,470,813	1,442,455
CMO Series 2014-H05 Class AI
02/20/2064	1.364%	5,966,623	417,226
CMO Series 2014-H14 Class BI
06/20/2064	1.661%	7,933,182	653,504
CMO Series 2014-H15 Class HI
05/20/2064	1.427%	10,309,905	633,233
CMO Series 2014-H20 Class HI
10/20/2064	1.224%	3,693,316	212,443
CMO Series 2015-163 Class IO
12/16/2057	0.773%	4,836,281	265,653
CMO Series 2015-189 Class IG
01/16/2057	0.927%	30,212,036	1,899,014
CMO Series 2015-30 Class IO
07/16/2056	1.022%	7,413,654	480,817
CMO Series 2015-32 Class IO
09/16/2049	0.840%	11,434,329	552,570
CMO Series 2015-73 Class IO
11/16/2055	0.795%	7,853,744	411,491
CMO Series 2015-9 Class IO
02/16/2049	0.969%	23,597,870	1,304,582
CMO Series 2015-H22 Class BI
09/20/2065	1.803%	3,065,461	238,505
CMO Series 2016-72 Class IO
12/16/2055	0.886%	16,872,114	1,086,620
Government National Mortgage Association(e)
CMO Series 2017-52 Class AI
04/20/2047	6.000%	8,526,864	1,851,214
CMO Series 2017-68 Class TI
05/20/2047	5.500%	3,679,127	757,004
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	4,822,165	5,025,956
Total Residential Mortgage-Backed Securities - Agency (Cost $1,820,034,116)			1,839,002,129

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	47

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 4.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ajax Mortgage Loan Trust(a)
CMO Series 2017-A Class A
04/25/2057	3.470%	2,495,400	2,480,175
ASG Resecuritization Trust(a),(d)
CMO Series 2009-2 Class G75
05/24/2036	3.631%	1,433,689	1,426,705
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	1,144,333	1,169,356
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	927,582	876,441
Banc of America Funding Trust(o)
CMO Series 2006-D Class 3A1
05/20/2036	4.299%	1,517,688	1,484,214
Banc of America Funding Trust(b)
CMO Series 2007-C Class 7A1
1-month USD LIBOR + 0.210% Floor 0.210% 05/20/2047	2.651%	3,170,446	3,009,290
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	2,086,555	2,130,037
BCAP LLC Trust(a)
CMO Series 2013-RR5 Class 3A1
09/26/2036	3.500%	17,629	17,583
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 12.500% 08/25/2036	2.580%	3,270,318	2,893,352
Chase Home Lending Mortgage Trust(a),(d)
CMO Series 2019-ATR1 Class A3
04/25/2049	4.000%	2,210,612	2,242,994
CIM Trust(a),(b)
CMO Series 2017-3 Class A1
1-month USD LIBOR + 2.000% 01/25/2057	4.440%	6,740,822	6,864,473
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.516%	9,830,113	9,752,777
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	13,438,621	13,297,832
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	813,318	862,330
Citigroup Commercial Mortgage Trust(a),(d),(e)
CMO Series 2017-1500 Class XCP
07/15/2032	1.399%	153,533,000	472,498
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2014-12 Class 3A1
10/25/2035	4.535%	1,044,860	1,061,803
CMO Series 2015-A Class A4
06/25/2058	4.250%	649,720	671,576
COLT Mortgage Loan Trust(a),(d)
CMO Series 2018-1 Class M1
02/25/2048	3.661%	4,000,000	4,094,515
CMO Series 2019-1 Class M1
03/25/2049	4.518%	2,000,000	2,047,012
Countrywide Home Loan Mortgage Pass-Through Trust(d)
CMO Series 2007-HY5 Class 1A1
09/25/2047	4.500%	621,568	608,638
Credit Suisse Mortgage Capital Certificates(a),(d)
CMO Series 2009-14R Class 4A9
10/26/2035	4.748%	1,319,398	1,353,177
CMO Series 2011-12R Class 3A1
07/27/2036	3.757%	1,019,131	1,018,067
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2016-RPL1 Class A1
1-month USD LIBOR + 3.150% Floor 3.150% 12/26/2046	5.636%	4,790,867	4,820,907
Credit-Based Asset Servicing & Securitization LLC(d)
CMO Series 2007-CB1 Class AF3
01/25/2037	5.737%	4,161,275	1,836,806
CSMC Trust(a)
CMO Series 2018-RPL8 Class A1
07/25/2058	4.125%	6,236,432	6,298,242
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	12,534,594	12,880,121
CSMCM Trust Certificates(a),(d)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	3,817,023	3,904,145
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2019-1A Class M1
01/25/2059	4.402%	2,500,000	2,547,061
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,940,000	2,028,445
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month USD LIBOR + 0.290% Floor 0.290%, Cap 11.000% 10/19/2045	2.731%	1,849,381	1,782,951
CMO Series 2006-AR2 Class 2A1A
1-month USD LIBOR + 0.200% Floor 0.200% 10/19/2036	2.641%	2,646,673	2,502,192

48	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% 04/25/2029	3.680%	900,000	900,585
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	4.230%	600,000	600,487
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2015-C02 Class 1M2
1-month USD LIBOR + 4.000% 05/25/2025	6.430%	3,503,044	3,759,944
CMO Series 2015-C03 Class 1M2
1-month USD LIBOR + 5.000% Floor 5.000% 07/25/2025	7.430%	674,214	749,962
CMO Series 2015-C04 Class 1M2
1-month USD LIBOR + 5.700% 04/25/2028	8.130%	2,897,884	3,257,573
CMO Series 2015-C04 Class 2M2
1-month USD LIBOR + 5.550% 04/25/2028	7.980%	3,151,981	3,480,931
CMO Series 2016-C04 Class 1M2
1-month USD LIBOR + 4.250% 01/25/2029	6.680%	3,300,000	3,582,248
CMO Series 2016-C05 Class 2M2
1-month USD LIBOR + 4.450% Floor 4.450% 01/25/2029	6.880%	100,000	107,534
CMO Series 2017-C02 Class 2M2
1-month USD LIBOR + 3.650% 09/25/2029	6.080%	2,300,000	2,469,193
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	5.430%	2,700,000	2,837,102
CMO Series 2017-C04 Class 2M2
1-month USD LIBOR + 2.850% 11/25/2029	5.280%	3,809,641	3,944,728
CMO Series 2017-C05 Class 1M2
1-month USD LIBOR + 2.200% 01/25/2030	4.630%	3,085,105	3,113,700
CMO Series 2017-C06 Class 1M2
1-month USD LIBOR + 2.650% Floor 2.650% 02/25/2030	5.080%	200,000	205,650
CMO Series 2017-C07 Class 1M2
1-month USD LIBOR + 2.400% Floor 2.400% 05/25/2030	4.830%	3,000,000	3,050,958
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-C07 Class 2M2
1-month USD LIBOR + 2.500% Floor 2.500% 05/25/2030	4.930%	3,580,000	3,629,434
CMO Series 2018-C01 Class 1M2
1-month USD LIBOR + 2.250% Floor 2.250% 07/25/2030	4.680%	3,400,000	3,433,246
CMO Series 2018-C02 Class 2M2
1-month USD LIBOR + 2.200% Floor 2.200% 08/25/2030	4.630%	3,345,000	3,365,416
CMO Series 2018-C05 Class 1M2
1-month USD LIBOR + 2.350% Floor 2.350% 01/25/2031	4.780%	3,292,949	3,332,910
CMO Series 2018-C06 Class 1M2
1-month USD LIBOR + 2.000% Floor 2.000% 03/25/2031	4.430%	2,000,000	1,991,771
CMO Series 2018-C06 Class 2M2
1-month USD LIBOR + 2.100% Floor 2.100% 03/25/2031	4.530%	2,000,000	1,988,608
Subordinated CMO Series 2018-C03 Class 1M2
1-month USD LIBOR + 2.150% Floor 2.150% 10/25/2030	4.580%	1,500,000	1,504,698
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 2014-4313 Class MS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	3.710%	12,073,493	1,867,684
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2016-DNA1 Class M3
1-month USD LIBOR + 5.550% 07/25/2028	7.980%	2,000,000	2,297,608
CMO Series 2017-DNA2 Class M2
1-month USD LIBOR + 3.450% 10/25/2029	5.880%	1,500,000	1,612,678
CMO Series 2017-DNA3 Class M2
1-month USD LIBOR + 2.500% 03/25/2030	4.930%	3,000,000	3,073,863
CMO Series 2017-HQA2 Class M2
1-month USD LIBOR + 2.650% 12/25/2029	5.080%	1,250,000	1,285,023
CMO Series 2017-HQA3 Class M2
1-month USD LIBOR + 2.350% 04/25/2030	4.780%	1,000,000	1,017,378

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	49

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-HQA1 Class M2
1-month USD LIBOR + 2.300% 09/25/2030	4.730%	2,000,000	2,011,909
Series 2016-HQA2 Class M3
1-month USD LIBOR + 5.150% 11/25/2028	7.580%	2,300,000	2,607,610
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust(a),(b)
CMO Series 2019-DNA1 Class M2
1-month USD LIBOR + 2.650% 01/25/2049	5.080%	1,000,000	1,022,667
CMO Series 2019-HQA2 Class M2
1-month USD LIBOR + 2.050% Floor 2.050% 04/25/2049	4.480%	1,500,000	1,504,243
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month USD LIBOR + 0.210% Floor 0.210% 12/25/2037	2.640%	2,903,343	2,484,387
CMO Series 2007-FF2 Class A2B
1-month USD LIBOR + 0.100% Floor 0.100% 03/25/2037	2.577%	4,491,219	2,957,592
First Horizon Mortgage Pass-Through Trust(d)
CMO Series 2007-AR1 Class 1A1
05/25/2037	4.881%	465,453	370,228
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN2 Class M2
1-month USD LIBOR + 1.650% 04/25/2024	4.080%	1,170,420	1,178,248
Galton Funding Mortgage Trust(a),(d)
CMO Series 2019-1 Class A21
02/25/2059	4.500%	2,643,875	2,700,292
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,694,489	1,758,584
CMO Series 2019-1 Class B2
02/25/2059	4.500%	949,412	987,550
GS Mortgage Securites Corp.(a)
CMO Series 2019-1A Class A
08/25/2049	4.000%	1,411,877	1,432,828
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month USD LIBOR + 0.870% Floor 0.870% 11/25/2034	3.300%	1,946,903	1,946,047
GSR Mortgage Loan Trust(d)
CMO Series 2006-AR2 Class 2A1
04/25/2036	4.178%	1,619,367	1,453,091
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	2.641%	9,081,976	8,291,429
HSI Asset Securitization Corp. Trust(b)
CMO Series 2006-OPT1 Class M1
1-month USD LIBOR + 0.360% Floor 0.360% 12/25/2035	2.790%	5,920,000	5,900,811
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month USD LIBOR + 0.280% Floor 0.280%, Cap 11.500% 04/25/2047	2.710%	6,466,716	6,261,602
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
06/25/2021	5.875%	371,270	349,190
CMO Series 2007-S1 Class 1A2
03/25/2022	5.500%	128,286	124,144
JPMorgan Mortgage Trust(a),(d)
CMO Series 2017-4 Class A7
11/25/2048	3.500%	500,000	496,927
CMO Series 2019-1 Class A3
05/25/2049	4.000%	4,085,228	4,169,471
CMO Series 2019-2 Class A3
08/25/2049	4.000%	3,135,154	3,186,686
CMO Series 2019-3 Class A3
09/25/2049	4.000%	972,828	984,262
CMO Series 2019-LTV1 Class A3
06/25/2049	4.000%	3,197,094	3,226,217
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.846%	1,436,773	1,495,440
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.844%	583,304	598,624
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.690%	2,293,211	2,462,128
Subordinated, CMO Series 2019-LTV1 Class B1
06/25/2049	4.914%	2,450,946	2,701,920
Subordinated, CMO Series 2019-LTV1 Class B2
06/25/2049	4.914%	2,102,874	2,283,384
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month USD LIBOR + 0.750% 04/25/2046	3.227%	2,207,522	2,224,512
JPMorgan Resecuritization Trust(a),(d)
CMO Series 2014-1 Class 1016
03/26/2036	4.920%	126,247	125,614

50	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	253,067	253,166
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	4,028,544	4,015,951
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	2,366,114	2,387,461
CMO Series 2019-GS3 Class A1
04/25/2059	3.750%	988,240	996,008
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2019-GS2 Class A1
01/25/2059	3.750%	2,052,025	2,061,698
CMO Series 2019-SL1 Class A
12/28/2054	4.000%	1,414,403	1,417,009
Legacy Mortgage Asset Trust(a),(d),(f),(g)
CMO Series 2019-GS4 Class A1
05/25/2059	3.438%	3,100,000	3,099,982
Lehman XS Trust(b)
CMO Series 2005-4 Class 1A3
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2035	3.230%	996,691	991,450
CMO Series 2005-5N Class 3A1A
1-month USD LIBOR + 0.300% Floor 0.300% 11/25/2035	2.730%	2,614,013	2,599,946
CMO Series 2006-2N Class 1A1
1-month USD LIBOR + 0.260% Floor 0.260% 02/25/2046	2.950%	2,246,052	2,143,651
Long Beach Mortgage Loan Trust(b)
CMO Series 2005-1 Class M3
1-month USD LIBOR + 0.870% Floor 0.870% 02/25/2035	3.300%	4,010,897	4,038,320
LSTAR Securities Investment Trust(a),(b)
CMO Series 2019-2 Class A1
1-month USD LIBOR + 1.500% 04/01/2024	3.981%	2,326,782	2,346,843
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	833,028	898,000
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month USD LIBOR + 0.340% Floor 0.340% 04/25/2037	2.817%	22,128,393	12,376,032
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	940,552	935,341
Morgan Stanley Resecuritization Trust(a),(d)
CMO Series 2015-R4 Class 4B1
08/26/2047	4.100%	6,343,816	6,386,145
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.500% 12/25/2035	2.950%	1,640,379	1,636,571
Nationstar Home Equity Loan Trust(b)
CMO Series 2007-B Class 2AV3
1-month USD LIBOR + 0.250% Floor 0.250% 04/25/2037	2.727%	3,945,764	3,940,947
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2048	3.180%	3,544,996	3,547,208
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-NQM2 Class A2
04/25/2049	3.701%	3,110,058	3,165,070
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.500% 01/26/2036	2.997%	279,227	278,091
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	3.980%	1,200,000	1,192,271
OBX Trust(a),(d)
CMO Series 2019-EXP1 Class 1A3
01/25/2059	4.000%	1,342,015	1,354,707
RALI Trust(d)
CMO Series 2005-QA4 Class A41
04/25/2035	4.487%	456,854	427,019
RALI Trust(d),(e)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.440%	43,567,867	601,398
CMO Series 2006-QS9 Class 1AV
07/25/2036	0.587%	22,051,581	514,450
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.179%	44,548,902	336,447
Residential Asset Mortgage Products Trust(b)
CMO Series 2006-RZ3 Class A3
1-month USD LIBOR + 0.290% Floor 0.290%, Cap 14.000% 08/25/2036	2.720%	1,651,556	1,651,281

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	51

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RFMSI Trust(d)
CMO Series 2005-SA5 Class 1A
11/25/2035	4.139%	1,480,945	1,197,490
CMO Series 2006-SA4 Class 2A1
11/25/2036	5.345%	459,733	441,174
Securitized Asset-Backed Receivables LLC Trust(b)
Subordinated, CMO Series 2006-OP1 Class M2
1-month USD LIBOR + 0.390% Floor 0.390% 10/25/2035	3.015%	6,421,000	6,395,461
Sequoia Mortgage Trust(a),(d)
CMO Series 2019-1 Class A1
02/25/2049	4.000%	2,255,444	2,323,210
CMO Series 2019-CH1 Class A1
03/25/2049	4.000%	3,713,067	3,805,533
CMO Series 2019-CH1 Class B1B
03/25/2049	5.084%	2,988,074	3,302,866
Subordinated CMO Series 2015-1 Class B1
01/25/2045	3.876%	894,317	918,552
Subordinated, CMO Series 2018-6 Class B1
07/25/2048	4.211%	1,225,778	1,288,823
Sequoia Mortgage Trust(d)
Subordinated CMO Series 2013-3 Class B3
03/25/2043	3.517%	1,413,617	1,425,204
Sequoia Mortgage Trust(a),(d),(f),(g)
Subordinated CMO Series 2019-2 Class B2
05/25/2049	4.273%	2,000,000	2,097,500
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-20 Class 1A2
01/25/2035	4.181%	909,437	908,142
CMO Series 2006-5 Class 1A1
06/25/2036	5.098%	1,654,685	1,607,443
Structured Asset Securities Corp. Mortgage Loan Trust(a),(b)
CMO Series 2006-GEL4 Class A3
1-month USD LIBOR + 0.300% Floor 0.300% 10/25/2036	2.730%	2,265,642	2,263,194
Towd Point Mortgage Trust(a)
CMO Series 2017-1 Class A1
10/25/2056	2.750%	3,705,855	3,703,609
Towd Point Mortgage Trust(a),(d)
CMO Series 2017-6 Class A1
10/25/2057	2.750%	4,816,787	4,806,054
CMO Series 2017-6 Class A2
10/25/2057	3.000%	2,500,000	2,454,996
Subordinated, CMO Series 2018-1 Class B1
01/25/2058	4.003%	5,500,000	5,418,656
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee LXII LLC(a)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	1,137,937	1,134,523
Verus Securitization Trust(a),(d)
CMO Series 2019-1 Class A2
02/25/2059	3.938%	3,337,909	3,391,168
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A3
1-month USD LIBOR + 0.150% Floor 0.150% 01/25/2037	2.580%	4,549,342	2,813,533
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR8 Class A
08/25/2033	4.261%	547,564	564,951
CMO Series 2004-AR4 Class A6
06/25/2034	4.113%	5,189,971	5,267,000
CMO Series 2004-AR7 Class A6
07/25/2034	4.201%	2,183,228	2,245,902
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.882%	4,775,305	4,626,195
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.579%	702,099	659,139
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month USD LIBOR + 0.320% Floor 0.320%, Cap 10.500% 08/25/2045	3.070%	1,567,043	1,576,832
CMO Series 2005-AR17 Class A1A1
1-month USD LIBOR + 0.270% 12/25/2045	2.700%	4,241,650	4,016,111
CMO Series 2005-AR2 Class 2A1A
1-month USD LIBOR + 0.310% Floor 0.310%, Cap 10.500% 01/25/2045	3.050%	1,700,860	1,727,491
CMO Series 2005-AR8 Class 2A1A
1-month USD LIBOR + 0.290% Floor 0.290%, Cap 10.500% 07/25/2045	3.010%	1,331,422	1,325,209
CMO Series 2005-AR9 Class A1A
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 10.500% 07/25/2045	3.070%	1,149,298	1,174,619
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	3.444%	2,411,853	2,465,865
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	3.484%	758,486	751,038

52	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-OC2 Class A3
1-month USD LIBOR + 0.310% Floor 0.310% 06/25/2037	2.740%	3,235,948	3,083,486
Wells Fargo Mortgage Backed Securities Trust(a),(d)
CMO Series 2019-1 Class A1
11/25/2048	4.000%	2,391,033	2,415,675
CMO Series 2019-2 Class A1
04/25/2049	4.000%	1,600,000	1,628,496
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $368,691,569)			381,011,867

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(p)
Tranche E Term Loan
3-month USD LIBOR + 2.500% 07/02/2021	4.689%	498,741	488,556
Automotive 0.0%
Panther BF Aggregator 2 LP(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 04/26/2024	7.601%	500,000	495,940
Cable and Satellite 0.1%
CSC Holdings LLC(b),(p)
Term Loan
3-month USD LIBOR + 2.250% 02/16/2024	4.440%	1,396,500	1,369,617
Telenet Financing LLC(b),(p)
Term Loan
3-month USD LIBOR + 2.250% 10/01/2026	6.689%	750,000	739,688
Unitymedia Finance LLC(b),(p)
Tranche E Term Loan
3-month USD LIBOR + 2.000% 07/12/2024	4.351%	1,100,000	1,094,500
Total			3,203,805
Electric 0.0%
Vistra Operations Co. LLC(b),(p)
Term Loan
3-month USD LIBOR + 2.000% 08/04/2023	4.439%	1,122,883	1,118,931
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
Clean Harbors, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 1.750% 06/07/2023	4.437%	396,970	395,580
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(p)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 03/27/2020	4.201%	317,025	315,928
Delos Finance SARL(b),(p)
Term Loan
3-month USD LIBOR + 1.750% 04/26/2024	6.217%	500,000	498,540
Total			814,468
Gaming 0.0%
Caesars Entertainment Operating Co., LLC(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 03/27/2025	6.189%	416,834	412,041
Churchill Downs, Inc.(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/30/2026	6.250%	396,985	396,489
Las Vegas Sands LLC(b),(p)
Term Loan
3-month USD LIBOR + 1.750% 03/01/2026	5.851%	1,386,000	1,369,548
MGM Growth Properties Operating Partnership LP(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 03/21/2025	0.000%	249,357	247,332
Total			2,425,410
Health Care 0.1%
Gentiva Health Services, Inc.(b),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 02/06/2026	6.680%	248,750	248,750
IQVIA, Inc./Quintiles IMS(b),(p)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 04/11/2025	4.690%	595,466	592,864

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	53

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
MPH Acquisition Holdings LLC(b),(p)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 07/26/2023	5.189%	1,710,553	1,671,005
Total			2,512,619
Integrated Energy 0.0%
PowerTeam Services, LLC(b),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/27/2024	4.939%	1,458,435	1,389,159
Oil Field Services 0.0%
EMG Utica LLC(b),(f),(g),(p)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/15/2026	4.601%	760,349	758,448
Packaging 0.0%
Berry Global, Inc.(b),(p)
Tranche S Term Loan
3-month USD LIBOR + 1.750% 07/08/2022	4.439%	446,428	445,188
Berry Global, Inc.(b),(p),(q)
Tranche U Term Loan
3-month USD LIBOR + 2.500% 05/15/2026		750,000	745,785
Reynolds Group Holdings, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	5.000%	570,408	565,063
Total			1,756,036
Pharmaceuticals 0.0%
Bausch Health Companies, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 3.000% 10/22/2025	5.929%	1,462,360	1,456,671
Restaurants 0.0%
New Red Finance, Inc./Burger King/Tim Hortons(b),(p)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/14/2025	4.440%	615,909	607,631
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.0%
CommScope, Inc.(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	5.439%	750,000	746,250
First Data Corp.(b),(p)
Term Loan
3-month USD LIBOR + 2.000% 06/11/2025	4.189%	801,972	800,545
SS&C Technologies Holdings, Inc.(b),(p)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 11/03/2024	4.690%	171,488	170,298
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 07/03/2025	5.689%	121,966	121,119
Total			1,838,212
Wireless 0.0%
SBA Senior Finance II LLC(b),(p)
Term Loan
3-month USD LIBOR + 2.000% 07/13/2023	4.689%	739,413	727,767
Sprint Communications, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 10/27/2025	5.467%	471,392	460,494
Total			1,188,261
Total Senior Loans (Cost $20,575,098)			20,449,727

Treasury Bills 1.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 1.2%
U.S. Treasury Bills
06/04/2019	2.420%	10,039,000	10,036,342
07/09/2019	2.390%	13,075,000	13,041,664
07/16/2019	2.380%	6,230,000	6,211,368
07/23/2019	2.340%	25,946,000	25,858,125
10/10/2019	2.290%	25,255,000	25,047,739
10/24/2019	2.300%	13,572,000	13,448,212
U.S. Treasury Bills(r)
06/20/2019	2.330%	3,210,000	3,205,913
Total			96,849,363
Total Treasury Bills (Cost $96,835,345)			96,849,363

54	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
U.S. Government & Agency Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(i),(r)
12/11/2025	0.000%	7,000,000	5,940,529
Federal National Mortgage Association(r)
10/05/2022	2.000%	4,030,000	4,035,884
Federal National Mortgage Association(i)
STRIPS
05/15/2030	0.000%	1,000,000	747,999
Residual Funding Corp.(i)
STRIPS
01/15/2030	0.000%	7,351,000	5,583,062
Resolution Funding Corp.(i)
STRIPS
01/15/2029	0.000%	1,935,000	1,481,502
04/15/2029	0.000%	1,220,000	925,261
04/15/2030	0.000%	3,000,000	2,243,628
Tennessee Valley Authority Principal STRIP(i)
09/15/2024	0.000%	530,000	467,651
Total U.S. Government & Agency Obligations (Cost $20,481,862)			21,425,516

U.S. Treasury Obligations 11.7%

U.S. Treasury
01/31/2021	2.500%	2,385,000	2,403,726
04/30/2021	2.250%	74,368,000	74,768,890
05/31/2021	2.125%	72,253,000	72,507,015
02/15/2022	2.500%	1,585,000	1,609,642
05/15/2022	2.125%	51,400,000	51,737,312
03/31/2024	2.125%	3,445,000	3,473,529
04/30/2024	2.250%	113,970,000	115,617,223
05/31/2024	2.000%	96,504,000	96,828,194
04/30/2026	2.375%	21,411,000	21,886,056
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/31/2026	2.125%	78,383,000	78,836,152
02/15/2029	2.625%	12,880,000	13,421,362
05/15/2029	2.375%	38,118,000	38,904,184
02/15/2039	3.500%	14,050,000	16,473,625
05/15/2039	4.250%	15,760,000	20,369,800
05/15/2045	3.000%	6,500,000	7,034,219
02/15/2049	3.000%	137,349,500	149,217,355
05/15/2049	2.875%	115,025,000	121,998,391
U.S. Treasury(r)
08/15/2021	2.125%	19,920,000	19,997,812
08/15/2043	3.625%	4,750,000	5,672,539
11/15/2043	3.750%	2,535,000	3,087,155
U.S. Treasury(i),(r)
STRIPS
05/15/2043	0.000%	18,157,000	9,738,110
11/15/2043	0.000%	7,025,000	3,712,548
02/15/2045	0.000%	19,275,000	9,834,768
Total U.S. Treasury Obligations (Cost $913,628,216)			939,129,607

Money Market Funds 4.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(s),(t)	392,853,140	392,813,854
Total Money Market Funds (Cost $392,813,856)		392,813,854
Total Investments in Securities (Cost: $8,228,616,749)		8,356,215,613
Other Assets & Liabilities, Net		(352,838,524)
Net Assets		8,003,377,089

At May 31, 2019, securities and/or cash totaling $39,080,492 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	455	09/2019	USD	69,942,031	1,808,859	—
U.S. Long Bond	320	09/2019	USD	49,190,000	1,080,058	—
U.S. Treasury 10-Year Note	1,907	09/2019	USD	241,712,250	2,926,588	—
U.S. Treasury 2-Year Note	858	09/2019	USD	184,188,470	916,589	—
U.S. Treasury 2-Year Note	279	09/2019	USD	59,893,453	182,338	—
U.S. Treasury 5-Year Note	8,116	09/2019	USD	952,552,098	8,671,571	—
U.S. Treasury 5-Year Note	1,868	09/2019	USD	219,241,907	2,498,055	—
U.S. Treasury 5-Year Note	707	09/2019	USD	82,978,602	307,955	—
U.S. Treasury Ultra 10-Year Note	271	09/2019	USD	37,004,203	771,044	—
U.S. Treasury Ultra 10-Year Note	85	09/2019	USD	11,606,484	253,692	—
U.S. Ultra Treasury Bond	749	09/2019	USD	131,660,156	3,594,687	—
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	55

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Treasury Bond	356	09/2019	USD	62,578,125	1,174,523	—
U.S. Ultra Treasury Bond	112	09/2019	USD	19,687,500	825,595	—
Total					25,011,554	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(249)	09/2019	USD	(31,560,750)	—	(241,397)
U.S. Treasury 10-Year Note	(374)	09/2019	USD	(47,404,500)	—	(520,255)
U.S. Treasury 2-Year Note	(124)	09/2019	USD	(26,619,313)	—	(129,217)
U.S. Treasury 5-Year Note	(614)	09/2019	USD	(72,063,453)	—	(384,123)
U.S. Treasury Ultra 10-Year Note	(361)	09/2019	USD	(49,293,422)	—	(517,206)
U.S. Treasury Ultra 10-Year Note	(816)	09/2019	USD	(111,422,250)	—	(1,118,629)
Total					—	(2,910,827)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.405%	1-Day Overnight Fed Funds Effective Rate	Receives Annually, Pays Annually	JPMorgan	03/12/2020	USD	52,900,000	119,103	—	—	119,103	—
Fixed rate of 2.328%	1-Day Overnight Fed Funds Effective Rate	Receives Annually, Pays Annually	JPMorgan	04/25/2020	USD	126,280,000	298,257	—	—	298,257	—
Fixed rate of 2.173%	1-Day Overnight Fed Funds Effective Rate	Receives Annually, Pays Annually	JPMorgan	03/31/2021	USD	31,454,000	216,981	—	—	216,981	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.353%	Receives Annually, Pays Annually	JPMorgan	05/31/2022	USD	38,295,000	(745,448)	—	—	—	(745,448)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.360%	Receives Annually, Pays Annually	JPMorgan	09/27/2022	USD	148,540,000	(3,288,734)	—	—	—	(3,288,734)
3-Month USD LIBOR	Fixed rate of 2.167%	Receives Quarterly, Pays Semi-annually	JPMorgan	02/15/2024	USD	42,560,000	(514,466)	—	—	—	(514,466)
3-Month USD LIBOR	Fixed rate of 1.956%	Receives Quarterly, Pays Semi-annually	JPMorgan	05/15/2024	USD	69,165,000	(215,471)	—	—	—	(215,471)
3-Month USD LIBOR	Fixed rate of 2.176%	Receives Quarterly, Pays Semi-annually	JPMorgan	08/15/2024	USD	41,140,000	(831,007)	—	—	—	(831,007)
3-Month USD LIBOR	Fixed rate of 2.170%	Receives Quarterly, Pays Semi-annually	JPMorgan	08/15/2024	USD	140,200,000	(2,704,008)	—	—	—	(2,704,008)
3-Month USD LIBOR	Fixed rate of 2.334%	Receives Quarterly, Pays Semi-annually	JPMorgan	11/15/2024	USD	165,925,000	(3,825,437)	—	—	—	(3,825,437)
3-Month USD LIBOR	Fixed rate of 3.019%	Receives Quarterly, Pays Semi-annually	JPMorgan	02/28/2025	USD	22,215,000	(1,457,692)	—	—	—	(1,457,692)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.454%	Receives Annually, Pays Annually	JPMorgan	02/28/2025	USD	41,250,000	(1,717,982)	—	—	—	(1,717,982)
3-Month USD LIBOR	Fixed rate of 2.998%	Receives Quarterly, Pays Semi-annually	JPMorgan	05/31/2025	USD	67,233,000	(3,934,846)	—	—	—	(3,934,846)
3-Month USD LIBOR	Fixed rate of 3.105%	Receives Quarterly, Pays Semi-annually	JPMorgan	07/31/2025	USD	5,975,000	(449,450)	—	—	—	(449,450)
3-Month USD LIBOR	Fixed rate of 3.109%	Receives Quarterly, Pays Semi-annually	JPMorgan	07/31/2025	USD	54,830,000	(4,107,531)	—	—	—	(4,107,531)
56	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.269%	Receives Annually, Pays Annually	JPMorgan	01/31/2026	USD	38,890,000	(1,180,613)	—	—	—	(1,180,613)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.290%	Receives Annually, Pays Annually	JPMorgan	03/12/2026	USD	7,935,000	(273,059)	—	—	—	(273,059)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.965%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	8,075,000	(97,138)	—	—	—	(97,138)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.824%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	14,238,000	(149,539)	—	—	—	(149,539)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.067%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	15,490,000	(298,889)	—	—	—	(298,889)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.823%	Receives Annually, Pays Annually	JPMorgan	05/15/2027	USD	5,535,000	(12,828)	—	—	—	(12,828)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.579%	Receives Annually, Pays Annually	JPMorgan	08/15/2028	USD	27,835,000	(1,354,379)	—	—	—	(1,354,379)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.369%	Receives Annually, Pays Annually	JPMorgan	02/15/2042	USD	4,280,000	542,906	—	—	542,906	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.380%	Receives Annually, Pays Annually	JPMorgan	09/27/2046	USD	2,780,000	412,789	—	—	412,789	—
Total							(25,568,481)	—	—	1,590,036	(27,158,517)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	2.390%
3-Month USD LIBOR	London Interbank Offered Rate	2.503%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2019, the total value of these securities amounted to $1,941,505,484, which represents 24.26% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2019.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2019.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2019, the total value of these securities amounted to $9,615,930, which represents 0.12% of total net assets.
(g)	Valuation based on significant unobservable inputs.
(h)	Non-income producing investment.
(i)	Zero coupon bond.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2019.
(k)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2019, the total value of these securities amounted to $37, which represents less than 0.01% of total net assets.
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	57

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	Principal and interest may not be guaranteed by the government.
(m)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At May 31, 2019, the total value of these securities amounted to $1,093,455, which represents 0.01% of total net assets.
(n)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(o)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(p)	The stated interest rate represents the weighted average interest rate at May 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(q)	Represents a security purchased on a forward commitment basis.
(r)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(s)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(t)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	214,471,894	7,092,021,584	(6,913,640,338)	392,853,140	(3,967)	3,329	4,690,467	392,813,854
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
58	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	994,227,994	—	—	994,227,994
Commercial Mortgage-Backed Securities - Agency	—	233,145,126	—	—	233,145,126
Commercial Mortgage-Backed Securities - Non-Agency	—	493,633,149	3,660,000	—	497,293,149
Common Stocks
Energy	—	—	119	—	119
Corporate Bonds & Notes	—	2,638,338,256	—	—	2,638,338,256
Foreign Government Obligations	—	255,756,527	—	—	255,756,527
Inflation-Indexed Bonds	—	13,429,159	—	—	13,429,159
Municipal Bonds	—	33,343,220	—	—	33,343,220
Residential Mortgage-Backed Securities - Agency	—	1,839,002,129	—	—	1,839,002,129
Residential Mortgage-Backed Securities - Non-Agency	—	375,814,385	5,197,482	—	381,011,867
Senior Loans	—	19,691,279	758,448	—	20,449,727
Treasury Bills	96,849,363	—	—	—	96,849,363
U.S. Government & Agency Obligations	—	21,425,516	—	—	21,425,516
U.S. Treasury Obligations	915,844,181	23,285,426	—	—	939,129,607
Money Market Funds	—	—	—	392,813,854	392,813,854
Total Investments in Securities	1,012,693,544	6,941,092,166	9,616,049	392,813,854	8,356,215,613
Investments in Derivatives
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	59

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Futures Contracts	25,011,554	—	—	—	25,011,554
Swap Contracts	—	1,590,036	—	—	1,590,036
Liability
Futures Contracts	(2,910,827)	—	—	—	(2,910,827)
Swap Contracts	—	(27,158,517)	—	—	(27,158,517)
Total	1,034,794,271	6,915,523,685	9,616,049	392,813,854	8,352,747,859
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
275,718	770,391	770,391	275,718
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks, commercial mortgage-backed securities and residential mortgage-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) valuation measurement.
60	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 2.0%
Diversified Telecommunication Services 0.2%
Vonage Holdings Corp.(a)	300,000	3,552,000
Entertainment 0.5%
AMC Entertainment Holdings, Inc., Class A	67,490	808,530
Glu Mobile, Inc.(a)	288,828	2,304,848
Sciplay Corp., Class A(a)	86,194	1,379,104
World Wrestling Entertainment, Inc., Class A	48,703	3,542,656
Total		8,035,138
Media 1.3%
Emerald Expositions Events, Inc.	73,700	862,290
Entravision Communications Corp., Class A	395,700	1,163,358
Gray Television, Inc.(a)	30,500	525,515
MDC Partners, Inc., Class A(a)	465,500	1,303,400
Meredith Corp.	12,600	652,302
MSG Networks, Inc., Class A(a)	153,692	3,244,438
New York Times Co. (The), Class A	121,249	3,858,143
Nexstar Media Group, Inc., Class A	39,400	3,945,910
Sinclair Broadcast Group, Inc., Class A	88,483	4,749,768
TEGNA, Inc.	26,600	402,724
Total		20,707,848
Total Communication Services		32,294,986
Consumer Discretionary 11.4%
Auto Components 2.0%
Adient PLC	93,300	1,610,358
American Axle & Manufacturing Holdings, Inc.(a)	199,189	2,013,801
Cooper Tire & Rubber Co.	34,200	943,236
Cooper-Standard Holding, Inc.(a)	47,562	1,838,747
Dana, Inc.	67,951	991,405
Delphi Technologies PLC	16,100	245,686
Dorman Products, Inc.(a)	80,825	6,600,169
Fox Factory Holding Corp.(a)	195,338	13,091,553
Motorcar Parts of America, Inc.(a)	48,600	860,706
Stoneridge, Inc.(a)	95,438	2,484,251
Tower International, Inc.	131,700	2,295,531
Total		32,975,443
Common Stocks (continued)
Issuer	Shares	Value ($)
Automobiles 0.3%
Thor Industries, Inc.	20,600	1,063,784
Winnebago Industries, Inc.	100,496	3,229,942
Total		4,293,726
Distributors 0.2%
Pool Corp.	23,517	4,227,886
Diversified Consumer Services 1.5%
Adtalem Global Education, Inc.(a)	82,400	3,622,304
Bright Horizons Family Solutions, Inc.(a)	33,190	4,549,021
Grand Canyon Education, Inc.(a)	77,200	9,253,192
Sotheby’s (a)	182,950	6,167,245
Weight Watchers International, Inc.(a)	16,600	287,014
Total		23,878,776
Hotels, Restaurants & Leisure 1.5%
Boyd Gaming Corp.	172,594	4,128,449
Brinker International, Inc.	72,100	2,708,797
Dine Brands Global, Inc.	47,600	4,494,392
Hilton Grand Vacations, Inc.(a)	22,500	571,950
Planet Fitness, Inc., Class A(a)	61,335	4,690,287
Red Robin Gourmet Burgers, Inc.(a)	47,667	1,219,322
Red Rock Resorts, Inc., Class A	123,798	2,584,902
Texas Roadhouse, Inc.	59,019	3,025,314
Wyndham Destinations, Inc.	30,500	1,213,290
Total		24,636,703
Household Durables 1.3%
Century Communities, Inc.(a)	50,000	1,335,000
Ethan Allen Interiors, Inc.	35,200	746,944
Flexsteel Industries, Inc.	14,200	243,530
Green Brick Partners, Inc.(a)	38,600	335,434
Hooker Furniture Corp.	22,700	609,041
KB Home	266,183	6,689,179
LGI Homes, Inc.(a)	11,300	770,660
M/I Homes, Inc.(a)	24,200	662,596
Meritage Homes Corp.(a)	19,900	996,990
Taylor Morrison Home Corp., Class A(a)	67,500	1,347,975
TopBuild Corp.(a)	30,900	2,449,443
Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TRI Pointe Group, Inc.(a)	247,002	3,038,124
Tupperware Brands Corp.	30,200	562,324
William Lyon Homes, Inc., Class A(a)	24,600	456,084
Zagg, Inc.(a)	137,300	914,418
Total		21,157,742
Internet & Direct Marketing Retail 0.4%
Etsy, Inc.(a)	24,992	1,557,252
Farfetch Ltd., Class A(a)	137,581	2,758,499
GrubHub, Inc.(a)	16,754	1,091,523
PetMed Express, Inc.	14,700	256,809
Shutterfly, Inc.(a)	7,500	356,100
Total		6,020,183
Leisure Products 0.2%
Johnson Outdoors, Inc., Class A	28,730	2,120,561
Nautilus, Inc.(a)	329,100	885,279
Total		3,005,840
Multiline Retail 0.4%
Dillard’s, Inc., Class A	10,100	572,266
Ollie’s Bargain Outlet Holdings, Inc.(a)	54,038	5,334,631
Total		5,906,897
Specialty Retail 3.0%
Aaron’s, Inc.	77,200	4,111,672
American Eagle Outfitters, Inc.	353,577	6,152,240
Asbury Automotive Group, Inc.(a)	12,800	949,632
AutoNation, Inc.(a)	27,100	1,069,637
Bed Bath & Beyond, Inc.	128,220	1,627,112
Buckle, Inc. (The)	19,800	297,990
Camping World Holdings, Inc., Class A	73,200	770,796
Children’s Place, Inc. (The)	44,500	4,123,370
Floor & Decor Holdings, Inc.(a)	43,827	1,556,735
GameStop Corp., Class A	30,200	228,916
Genesco, Inc.(a)	85,822	3,860,273
Group 1 Automotive, Inc.	17,400	1,256,106
Haverty Furniture Companies, Inc.	16,300	283,783
Hibbett Sports, Inc.(a)	162,105	3,585,763
Hudson Ltd., Class A(a)	243,178	3,302,357
Lithia Motors, Inc., Class A	42,767	4,881,853
Murphy U.S.A., Inc.(a)	9,200	738,392
Common Stocks (continued)
Issuer	Shares	Value ($)
National Vision Holdings, Inc.(a)	180,860	4,924,818
Office Depot, Inc.	618,000	1,211,280
Penske Automotive Group, Inc.	15,800	674,976
Sally Beauty Holdings, Inc.(a)	78,500	1,191,630
Sonic Automotive, Inc., Class A	68,000	1,185,240
Sportsman’s Warehouse Holdings, Inc.(a)	78,700	289,616
Zumiez, Inc.(a)	13,700	270,986
Total		48,545,173
Textiles, Apparel & Luxury Goods 0.6%
Deckers Outdoor Corp.(a)	19,673	2,992,264
Movado Group, Inc.	30,600	788,256
Unifi, Inc.(a)	15,000	282,750
Vera Bradley, Inc.(a)	109,938	1,203,821
Wolverine World Wide, Inc.	160,916	4,495,993
Total		9,763,084
Total Consumer Discretionary		184,411,453
Consumer Staples 2.7%
Beverages 0.6%
MGP Ingredients, Inc.	121,350	7,306,484
Primo Water Corp.(a)	135,393	1,562,435
Total		8,868,919
Food & Staples Retailing 0.9%
BJ’s Wholesale Club Holdings, Inc.(a)	160,900	4,019,282
Performance Food Group Co.(a)	156,314	6,150,956
SpartanNash Co.	52,343	604,038
The Chefs’ Warehouse(a)	129,500	4,101,265
Village Super Market, Inc., Class A	11,500	304,520
Total		15,180,061
Food Products 0.7%
Darling Ingredients, Inc.(a)	186,136	3,517,970
Freshpet, Inc.(a)	73,899	3,434,087
Sanderson Farms, Inc.	4,500	615,195
TreeHouse Foods, Inc.(a)	73,100	3,810,703
Total		11,377,955

2	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.5%
Central Garden & Pet Co., Class A(a)	88,831	2,271,409
Energizer Holdings, Inc.	23,000	941,160
WD-40 Co.	27,000	4,220,910
Total		7,433,479
Personal Products 0.0%
Natural Health Trends Corp.	61,200	623,016
Tobacco 0.0%
Universal Corp.	12,300	695,196
Total Consumer Staples		44,178,626
Energy 3.8%
Energy Equipment & Services 1.4%
Apergy Corp.(a)	35,500	1,100,855
C&J Energy Services, Inc.(a)	97,522	1,154,660
Cactus, Inc., Class A(a)	20,000	651,000
Dril-Quip, Inc.(a)	24,793	1,022,711
Frank’s International NV(a)	239,600	1,363,324
FTS International, Inc.(a)	201,399	1,238,604
Keane Group, Inc.(a)	304,850	2,237,599
Liberty Oilfield Services, Inc., Class A	61,700	786,675
Mammoth Energy Services, Inc.	71,600	751,800
Matrix Service Co.(a)	114,693	2,075,943
Newpark Resources, Inc.(a)	251,933	1,761,012
Nine Energy Service, Inc.(a)	13,400	226,460
Oceaneering International, Inc.(a)	35,300	578,920
Oil States International, Inc.(a)	59,100	983,424
Patterson-UTI Energy, Inc.	209,500	2,226,985
ProPetro Holding Corp.(a)	48,000	932,160
RPC, Inc.	64,600	480,624
Select Energy Services, Inc., Class A(a)	93,000	995,100
Smart Sand, Inc.(a)	169,000	562,770
Solaris Oilfield Infrastructure, Inc., Class A	60,300	858,069
US Well Services, Inc.(a)	39,600	282,942
Total		22,271,637
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 2.4%
Altus Midstream Co., Class A(a)	112,100	513,418
Arch Coal, Inc.	43,800	3,860,970
Berry Petroleum Corp.	118,400	1,272,800
Bonanza Creek Energy, Inc.(a)	57,200	1,117,116
Callon Petroleum Co.(a)	397,000	2,481,250
Centennial Resource Development, Inc., Class A(a)	199,303	1,574,494
Contango Oil & Gas Co.(a)	204,100	436,774
Delek U.S. Holdings, Inc.	172,084	5,267,491
Earthstone Energy, Inc., Class A(a)	192,000	1,050,240
Gulfport Energy Corp.(a)	90,900	497,223
HighPoint Resources Corp.(a)	137,400	256,938
Hoegh LNG Partners LP	58,300	998,096
Kosmos Energy Ltd.	204,800	1,261,568
Laredo Petroleum, Inc.(a)	504,436	1,331,711
Matador Resources Co.(a)	124,800	2,051,712
Midstates Petroleum Co., Inc.(a)	83,592	559,230
Northern Oil and Gas, Inc.(a)	298,200	593,418
Oasis Petroleum, Inc.(a)	417,536	2,171,187
Par Pacific Holdings, Inc.(a)	51,000	999,600
Penn Virginia Corp.(a)	15,600	475,800
QEP Resources, Inc.(a)	85,800	592,878
Range Resources Corp.	119,400	933,708
Renewable Energy Group, Inc.(a)	40,500	633,420
REX American Resources Corp.(a)	15,800	1,066,026
SM Energy Co.	231,150	2,688,275
Southwestern Energy Co.(a)	412,000	1,479,080
Talos Energy, Inc.(a)	15,500	361,770
W&T Offshore, Inc.(a)	256,668	1,078,006
Whiting Petroleum Corp.(a)	57,400	1,055,012
World Fuel Services Corp.	23,100	673,134
Total		39,332,345
Total Energy		61,603,982
Financials 17.8%
Banks 9.6%
1st Source Corp.	54,270	2,374,855
Amalgamated Bank, Class A	37,500	618,750
American National Bankshares, Inc.	10,100	352,288
Ameris Bancorp	95,300	3,363,137

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Associated Banc-Corp.	60,508	1,198,663
Atlantic Capital Bancshares, Inc.(a)	66,504	1,088,005
Atlantic Union Bankshares Corp.	173,100	5,591,130
Bank of Hawaii Corp.	8,500	643,110
BankUnited, Inc.	38,900	1,263,472
Bar Harbor Bankshares	13,500	319,005
Berkshire Hills Bancorp, Inc.	11,400	332,766
Boston Private Financial Holdings, Inc.	190,837	1,956,079
Bridge Bancorp, Inc.	21,400	595,562
Brookline Bancorp, Inc.	65,900	945,665
Bryn Mawr Bank Corp.	8,800	321,728
Camden National Corp.	15,900	673,365
Carolina Financial Corp.	37,400	1,241,680
Cathay General Bancorp	254,843	8,572,919
Central Pacific Financial Corp.	91,597	2,545,481
Chemical Financial Corp.	75,700	2,866,002
City Holding Co.	9,100	664,755
Community Bank System, Inc.	88,800	5,488,728
Community Trust Bancorp, Inc.	41,814	1,655,416
ConnectOne Bancorp, Inc.	49,300	1,035,793
Customers Bancorp, Inc.(a)	62,300	1,228,556
Eagle Bancorp, Inc.	62,024	3,292,234
Enterprise Financial Services Corp.	51,236	2,007,939
Financial Institutions, Inc.	54,159	1,463,918
First BanCorp	123,100	1,226,076
First BanCorp	36,492	1,292,182
First Business Financial Services, Inc.	15,800	361,504
First Financial Bancorp	12,600	281,232
First Financial Bankshares, Inc.	31,208	1,768,245
First Financial Corp.	16,200	612,846
First Hawaiian, Inc.	51,000	1,269,390
First Internet Bancorp	48,400	983,972
First Mid Bancshares, Inc.	9,900	330,858
Flushing Financial Corp.	45,400	954,762
FNB Corp.	86,100	947,100
Franklin Financial Network, Inc.	49,800	1,307,250
Fulton Financial Corp.	20,654	325,507
Great Southern Bancorp, Inc.	19,750	1,090,595
Great Western Bancorp, Inc.	140,996	4,380,746
Common Stocks (continued)
Issuer	Shares	Value ($)
Hancock Whitney Corp.	213,258	8,099,539
Hanmi Financial Corp.	166,192	3,426,879
Heritage Commerce Corp.	166,600	1,984,206
Heritage Financial Corp.	101,700	2,857,770
Hilltop Holdings, Inc.	117,378	2,362,819
Home Bancshares, Inc.	35,400	620,208
HomeTrust Bancshares, Inc.	12,700	310,896
Hope Bancorp, Inc.	94,100	1,211,067
Horizon Bancorp, Inc.	20,100	311,751
Iberiabank Corp.	63,737	4,557,195
Independent Bank Corp.	70,300	4,875,305
International Bancshares Corp.	121,439	4,427,666
Investors Bancorp, Inc.	474,389	4,938,389
Lakeland Bancorp, Inc.	42,500	654,925
Live Oak Bancshares, Inc.	87,700	1,361,981
Midland States Bancorp, Inc.	56,000	1,372,000
MidWestOne Financial Group, Inc.	11,600	322,944
Northrim BanCorp, Inc.	9,000	300,870
Old National Bancorp	20,169	321,494
Opus Bank	31,800	638,226
Orrstown Financial Services, Inc.	16,800	356,832
Pacific Premier Bancorp, Inc.	141,000	3,990,300
Park National Corp.	3,500	330,715
Peapack Gladstone Financial Corp.	72,193	1,952,099
Peoples Bancorp, Inc.	24,038	743,015
RBB Bancorp	15,900	294,309
Renasant Corp.	126,200	4,265,560
Sandy Spring Bancorp, Inc.	144,212	4,636,416
Signature Bank	18,565	2,126,621
Simmons First National Corp., Class A	13,100	298,811
South State Corp.	15,400	1,014,706
Southern National Bancorp of Virginia, Inc.	43,400	599,354
TCF Financial Corp.	190,900	3,638,554
Texas Capital Bancshares, Inc.(a)	23,000	1,317,900
Towne Bank	12,700	322,072
Trico Bancshares	17,900	667,670
Triumph Bancorp, Inc.(a)	21,200	595,084
Trustmark Corp.	41,000	1,302,570
UMB Financial Corp.	63,900	3,945,186

4	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Univest Corporation of Pennsylvania	55,583	1,327,322
Valley National Bancorp	130,000	1,276,600
Webster Financial Corp.	33,948	1,503,217
West Bancorporation, Inc.	15,000	312,000
Wintrust Financial Corp.	51,582	3,494,165
Total		156,100,474
Capital Markets 1.7%
Cowen, Inc.(a)	70,808	1,072,741
Evercore, Inc., Class A	45,962	3,549,645
Federated Investors, Inc., Class B	58,458	1,784,723
GAIN Capital Holdings, Inc.	72,300	281,247
GAMCO Investors, Inc., Class A	16,600	283,030
Greenhill & Co., Inc.	54,234	811,883
Houlihan Lokey, Inc.	87,500	3,955,875
Legg Mason, Inc.	40,300	1,435,486
Moelis & Co., ADR, Class A	46,300	1,471,414
OM Asset Management Plc	97,900	1,051,446
Oppenheimer Holdings, Inc., Class A	38,500	948,640
PennantPark Investment Corp.	201,254	1,306,138
Stifel Financial Corp.	61,466	3,296,422
Victory Capital Holdings, Inc., Class A(a)	65,100	1,069,593
Virtu Financial, Inc. Class A	77,200	1,777,144
Virtus Investment Partners, Inc.	8,600	873,674
Waddell & Reed Financial, Inc., Class A	179,894	2,905,288
Westwood Holdings Group, Inc.	9,100	266,357
Total		28,140,746
Consumer Finance 0.4%
Navient Corp.	100,100	1,305,304
Nelnet, Inc., Class A	33,787	2,001,880
SLM Corp.	340,200	3,235,302
Total		6,542,486
Diversified Financial Services 0.1%
FGL Holdings	156,300	1,242,585
Insurance 2.7%
Ambac Financial Group, Inc.(a)	35,700	542,640
American Equity Investment Life Holding Co.	245,397	6,947,189
AMERISAFE, Inc.	60,500	3,603,985
Argo Group International Holdings Ltd.	123,120	8,678,729
Common Stocks (continued)
Issuer	Shares	Value ($)
CNO Financial Group, Inc.	78,763	1,237,367
Employers Holdings, Inc.	98,018	4,071,668
Enstar Group Ltd.(a)	7,700	1,265,880
Global Indemnity Ltd	21,000	623,700
Horace Mann Educators Corp.	36,104	1,462,573
MBIA, Inc.(a)	445,700	3,953,359
National General Holdings Corp.	64,069	1,455,647
National Western Life Group, Inc., Class A	5,100	1,359,864
ProAssurance Corp.	38,200	1,433,264
Protective Insurance Corp., Class B	16,500	282,975
Safety Insurance Group, Inc.	23,568	2,147,752
Selective Insurance Group, Inc.	19,808	1,419,243
Stewart Information Services Corp.	31,900	1,312,047
Third Point Reinsurance Ltd.(a)	92,500	939,800
White Mountains Insurance Group Ltd.	1,100	1,077,560
Total		43,815,242
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Ares Commercial Real Estate Corp.	73,300	1,076,044
Blackstone Mortgage Trust, Inc.	77,200	2,722,072
Colony Credit Real Estate, Inc.	81,800	1,244,178
Ellington Financial, Inc.	81,900	1,420,965
Exantas Capital Corp.	96,100	1,047,490
Great Ajax Corp.	26,200	332,740
Invesco Mortgage Capital, Inc.	77,200	1,188,108
PennyMac Mortgage Investment Trust	67,100	1,395,680
Ready Capital Corp.	64,603	941,266
Total		11,368,543
Thrifts & Mortgage Finance 2.6%
Axos Financial, Inc.(a)	153,526	4,192,795
Capitol Federal Financial, Inc.	52,800	701,184
Dime Community Bancshares, Inc.	69,100	1,228,598
Essent Group Ltd.(a)	42,473	1,994,107
First Defiance Financial Corp.	33,918	919,178
FS Bancorp, Inc.	6,700	315,905
HomeStreet, Inc.(a)	50,200	1,428,190
Luther Burbank Corp.	67,800	674,610
Merchants Bancorp	34,500	627,900
Meridian Bancorp, Inc.	43,100	744,337
MGIC Investment Corp.(a)	368,200	4,989,110

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NMI Holdings, Inc., Class A(a)	127,191	3,467,227
Northfield Bancorp, Inc.	70,300	1,055,203
OceanFirst Financial Corp.	122,300	2,913,186
Oritani Financial Corp.	80,400	1,286,400
Southern Missouri Bancorp, Inc.	9,500	309,462
Sterling Bancorp, Inc.	34,300	304,927
Territorial Bancorp, Inc.	12,700	341,630
TrustCo Bank Corp.	317,140	2,340,493
United Financial Bancorp, Inc.	51,200	667,648
Walker & Dunlop, Inc.	66,133	3,324,506
Washington Federal, Inc.	41,844	1,321,015
Waterstone Financial, Inc.	20,500	338,455
WSFS Financial Corp.	160,636	6,375,643
Total		41,861,709
Total Financials		289,071,785
Health Care 12.5%
Biotechnology 4.0%
ACADIA Pharmaceuticals, Inc.(a)	56,240	1,349,198
Adverum Biotechnologies, Inc.(a)	215,995	2,170,750
Alder Biopharmaceuticals, Inc.(a)	92,900	1,005,178
Anika Therapeutics, Inc.(a)	25,200	957,600
Array BioPharma, Inc.(a)	91,143	2,407,998
Atara Biotherapeutics, Inc.(a)	75,040	1,666,638
Avrobio, Inc.(a)	75,372	1,067,268
Bellicum Pharmaceuticals, Inc.(a)	164,690	339,261
Biohaven Pharmaceutical Holding Co., Ltd.(a)	54,562	3,080,571
Clementia Pharmaceuticals, Inc.(a),(b),(c)	134,864	0
Coherus Biosciences, Inc.(a)	183,825	3,474,292
Emergent Biosolutions, Inc.(a)	32,982	1,316,641
Exact Sciences Corp.(a)	13,807	1,430,819
FibroGen, Inc.(a)	72,548	2,629,140
G1 Therapeutics, Inc.(a)	74,416	1,559,759
Global Blood Therapeutics, Inc.(a)	18,105	1,100,422
Halozyme Therapeutics, Inc.(a)	217,670	3,210,633
Heron Therapeutics, Inc.(a)	85,655	1,458,705
Homology Medicines, Inc.(a)	92,614	1,874,507
Immunomedics, Inc.(a)	75,000	980,250
Intercept Pharmaceuticals, Inc.(a)	27,981	2,317,386
Ligand Pharmaceuticals, Inc.(a)	62,150	6,673,667
Common Stocks (continued)
Issuer	Shares	Value ($)
Myriad Genetics, Inc.(a)	41,663	1,031,993
Portola Pharmaceuticals, Inc.(a)	58,211	1,623,505
REGENXBIO, Inc.(a)	49,150	2,114,433
Repligen Corp.(a)	162,600	11,295,822
Rubius Therapeutics, Inc.(a)	46,826	677,104
Sage Therapeutics, Inc.(a)	12,669	2,177,421
Spark Therapeutics, Inc.(a)	11,318	1,233,662
Twist Bioscience Corp.(a)	83,826	2,163,549
Total		64,388,172
Health Care Equipment & Supplies 4.0%
Cantel Medical Corp.	159,000	10,929,660
CONMED Corp.	33,968	2,733,745
GenMark Diagnostics, Inc.(a)	5,615	37,564
Insulet Corp.(a)	37,242	4,088,799
Integer Holdings Corp.(a)	23,820	1,669,782
iRhythm Technologies, Inc.(a)	47,636	3,261,161
Lantheus Holdings, Inc.(a)	98,918	2,373,043
LeMaitre Vascular, Inc.	172,400	4,449,644
LivaNova PLC(a)	53,363	3,836,800
Meridian Bioscience, Inc.	117,490	1,327,637
Merit Medical Systems, Inc.(a)	52,000	2,684,760
Mesa Laboratories, Inc.	43,600	10,886,048
Natus Medical, Inc.(a)	46,667	1,162,008
Neogen Corp.(a)	151,450	8,534,207
Nevro Corp.(a)	50,579	2,989,725
Orthofix Medical, Inc.(a)	42,483	2,095,686
Shockwave Medical, Inc.(a)	21,251	1,270,597
Total		64,330,866
Health Care Providers & Services 0.9%
Acadia Healthcare Co., Inc.(a)	60,386	1,945,637
Amedisys, Inc.(a)	37,715	4,235,772
Hanger, Inc.(a)	67,400	1,257,684
LHC Group, Inc.(a)	31,400	3,556,992
Magellan Health, Inc.(a)	19,200	1,267,776
National Research Corp., Class A	58,950	3,005,860
Total		15,269,721

6	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 2.1%
Evolent Health, Inc., Class A(a)	157,127	1,671,831
HMS Holdings Corp.(a)	84,090	2,558,859
Medidata Solutions, Inc.(a)	62,350	5,683,203
Omnicell, Inc.(a)	149,850	11,905,582
Teladoc Health, Inc.(a)	82,649	4,803,560
Vocera Communications, Inc.(a)	223,975	7,247,831
Total		33,870,866
Life Sciences Tools & Services 0.4%
Bio-Techne Corp.	30,125	5,966,256
Luminex Corp.	59,258	1,250,344
Total		7,216,600
Pharmaceuticals 1.1%
Assertio Therapeutics, Inc.(a)	203,660	596,724
Horizon Therapeutics PLC(a)	292,788	6,977,138
Optinose, Inc.(a)	116,380	883,324
Phibro Animal Health Corp., Class A	69,077	2,043,298
Revance Therapeutics, Inc.(a)	113,923	1,226,951
Taro Pharmaceutical Industries Ltd.	13,100	1,218,038
TherapeuticsMD, Inc.(a)	498,501	1,525,413
Tricida, Inc.(a)	77,957	2,864,140
Total		17,335,026
Total Health Care		202,411,251
Industrials 18.5%
Aerospace & Defense 1.3%
Axon Enterprise, Inc.(a)	74,625	4,983,458
HEICO Corp.	16,630	2,022,042
Hexcel Corp.	47,236	3,438,308
Mercury Systems, Inc.(a)	119,600	8,223,696
National Presto Industries, Inc.	12,400	1,213,836
Vectrus, Inc.(a)	35,600	1,256,324
Total		21,137,664
Airlines 0.6%
Allegiant Travel Co.	5,100	714,561
Hawaiian Holdings, Inc.	129,934	3,245,751
Skywest, Inc.	69,500	4,081,040
Spirit Airlines, Inc.(a)	26,300	1,211,904
Total		9,253,256
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 3.4%
AAON, Inc.	166,300	7,548,357
Advanced Drainage Systems, Inc.	120,229	3,448,168
Apogee Enterprises, Inc.	77,386	2,805,242
Armstrong Flooring, Inc.(a)	117,100	1,234,234
Armstrong World Industries, Inc.	52,000	4,612,400
Builders FirstSource, Inc.(a)	25,300	356,224
Caesarstone Ltd.	84,400	1,170,628
Lennox International, Inc.	12,701	3,354,461
Masonite International Corp.(a)	68,533	3,258,744
Quanex Building Products Corp.	100,910	1,565,114
Resideo Technologies, Inc.(a)	50,200	987,936
Simpson Manufacturing Co., Inc.	220,899	13,439,495
Trex Company, Inc.(a)	177,002	10,588,260
Universal Forest Products, Inc.	27,800	896,550
Total		55,265,813
Commercial Services & Supplies 1.8%
ACCO Brands Corp.	317,194	2,331,376
Advanced Disposal Services, Inc.(a)	54,671	1,757,126
Deluxe Corp.	32,100	1,194,120
Ennis, Inc.	33,400	618,568
Healthcare Services Group, Inc.	113,075	3,574,301
Herman Miller, Inc.	108,806	3,861,525
Interface, Inc.	40,100	580,247
Kimball International, Inc., Class B	62,604	966,606
Knoll, Inc.	33,100	650,084
MSA Safety, Inc.	42,798	4,253,265
Quad/Graphics, Inc.	125,900	1,053,783
Steelcase, Inc., Class A	258,020	4,138,641
Unifirst Corp.	23,221	3,687,030
Total		28,666,672
Construction & Engineering 0.7%
Granite Construction, Inc.	73,400	2,949,946
MasTec, Inc.(a)	100,400	4,667,596
MYR Group, Inc.(a)	30,400	981,616
Primoris Services Corp.	49,800	908,352

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tutor Perini Corp.(a)	83,200	1,209,728
Valmont Industries, Inc.	5,100	576,861
Total		11,294,099
Electrical Equipment 0.6%
AZZ, Inc.	15,000	631,200
Encore Wire Corp.	23,178	1,156,814
Generac Holdings, Inc.(a)	65,095	3,589,989
Preformed Line Products Co.	5,500	258,555
Sunrun, Inc.(a)	207,500	3,249,450
Thermon (a)	14,100	309,918
Total		9,195,926
Machinery 4.7%
Alamo Group, Inc.	3,900	370,227
Astec Industries, Inc.	9,000	264,870
Blue Bird Corp.(a)	77,900	1,466,078
Chart Industries, Inc.(a)	30,094	2,306,103
Columbus McKinnon Corp.	37,879	1,373,493
Commercial Vehicle Group, Inc.(a)	162,600	1,009,746
Douglas Dynamics, Inc.	181,125	6,719,737
EnPro Industries, Inc.	20,100	1,115,349
ESCO Technologies, Inc.	118,350	8,271,481
Evoqua Water Technologies Corp.(a)	164,000	1,930,280
Global Brass & Copper Holdings, Inc.	31,386	1,369,371
Graco, Inc.	64,542	3,047,673
Graham Corp.	32,100	655,161
Greenbrier Companies, Inc. (The)	40,232	1,094,713
Hyster-Yale Materials Handling, Inc.	18,600	818,028
ITT, Inc.	63,149	3,638,645
John Bean Technologies Corp.	116,537	11,950,869
Kennametal, Inc.	62,000	1,906,500
Meritor, Inc.(a)	66,400	1,338,624
Milacron Holdings Corp.(a)	112,545	1,292,017
Mueller Water Products, Inc., Class A	112,300	1,037,652
Navistar International Corp.(a)	117,200	3,646,092
Oshkosh Corp.	33,735	2,401,595
Proto Labs, Inc.(a)	59,000	5,920,650
REV Group, Inc.	119,300	1,321,844
SPX FLOW, Inc.(a)	57,791	2,063,139
Sun Hydraulics Corp.	147,450	6,156,038
Common Stocks (continued)
Issuer	Shares	Value ($)
Terex Corp.	21,800	583,586
Timken Co. (The)	15,900	699,759
Wabash National Corp.	100,100	1,352,351
Total		77,121,671
Marine 0.2%
Kirby Corp.(a)	27,740	2,146,521
Matson, Inc.	36,000	1,231,920
Total		3,378,441
Professional Services 2.4%
Barrett Business Services, Inc.	12,800	921,856
CBIZ, Inc.(a)	103,153	2,042,430
CRA International, Inc.	16,459	616,225
Exponent, Inc.	233,525	13,089,076
GP Strategies Corp.(a)	83,300	1,136,212
ICF International, Inc.	50,200	3,659,078
InnerWorkings, Inc.(a)	301,300	1,021,407
Kelly Services, Inc., Class A	43,400	1,019,900
Kforce, Inc.	88,100	3,061,475
Korn/Ferry International	86,000	3,704,880
Resources Connection, Inc.	81,800	1,255,630
TrueBlue, Inc.(a)	40,997	870,776
Wageworks, Inc.(a)	134,475	6,719,716
Total		39,118,661
Road & Rail 0.8%
ArcBest Corp.	56,011	1,404,196
Covenant Transportation Group, Inc., Class A(a)	231,394	3,475,538
Hertz Global Holdings, Inc.(a)	102,246	1,438,601
Ryder System, Inc.	49,556	2,502,578
Saia, Inc.(a)	62,038	3,660,242
Schneider National, Inc., Class B	30,600	514,080
Total		12,995,235
Trading Companies & Distributors 2.0%
Aircastle Ltd.	102,583	1,992,162
Applied Industrial Technologies, Inc.	54,280	2,949,032
EVI Industries, Inc.	49,975	1,821,589
H&E Equipment Services, Inc.	87,132	2,118,179
NOW, Inc.(a)	169,900	2,213,797
Rush Enterprises, Inc., Class A	192,296	6,782,280

8	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SiteOne Landscape Supply, Inc.(a)	139,428	9,044,694
Triton International Ltd.	94,800	2,801,340
WESCO International, Inc.(a)	69,896	3,273,230
Total		32,996,303
Total Industrials		300,423,741
Information Technology 17.2%
Communications Equipment 1.3%
Casa Systems, Inc.(a)	117,000	657,540
Ciena Corp.(a)	274,239	9,581,911
CommScope Holding Co., Inc.(a)	70,800	1,143,420
Comtech Telecommunications Corp.	12,700	268,605
Digi International, Inc.(a)	52,200	568,458
Extreme Networks, Inc.(a)	106,200	597,906
Lumentum Holdings, Inc.(a)	50,700	2,051,829
NETGEAR, Inc.(a)	46,000	1,159,200
Plantronics, Inc.	7,100	291,597
Quantenna Communications, Inc.(a)	55,600	1,348,856
Ribbon Communications, Inc.(a)	217,500	928,725
Viavi Solutions, Inc.(a)	241,900	2,914,895
Total		21,512,942
Electronic Equipment, Instruments & Components 3.3%
Anixter International, Inc.(a)	16,900	901,784
AVX Corp.	64,100	948,039
Belden, Inc.	64,453	3,299,994
Benchmark Electronics, Inc.	127,288	2,811,792
CTS Corp.	44,411	1,175,115
Daktronics, Inc.	83,300	517,293
Fabrinet (a)	57,253	2,441,268
II-VI, Inc.(a)	18,300	575,169
Insight Enterprises, Inc.(a)	83,483	4,297,705
Jabil, Inc.	37,000	909,830
Kimball Electronics, Inc.(a)	42,600	607,050
Littelfuse, Inc.	14,949	2,439,826
Methode Electronics, Inc.	45,900	1,130,517
Novanta, Inc.(a)	70,525	5,643,410
PC Connection, Inc.	81,436	2,584,779
Plexus Corp.(a)	18,100	896,493
Rogers Corp.(a)	54,400	7,506,656
Sanmina Corp.(a)	59,416	1,579,871
Common Stocks (continued)
Issuer	Shares	Value ($)
Scansource, Inc.(a)	34,411	1,005,145
SYNNEX Corp.	42,500	3,685,175
Tech Data Corp.(a)	46,171	4,185,401
TTM Technologies, Inc.(a)	84,777	723,148
Vishay Intertechnology, Inc.	203,038	3,094,299
Total		52,959,759
IT Services 1.5%
CSG Systems International, Inc.	22,100	991,185
KBR, Inc.	187,900	4,175,138
Mantech International Corp., Class A	58,637	3,598,553
MongoDB, Inc.(a)	15,431	2,165,586
NIC, Inc.	60,300	962,388
Presidio, Inc.	166,026	2,199,844
Science Applications International Corp.	39,900	3,061,926
Sykes Enterprises, Inc.(a)	93,471	2,314,342
Wix.com Ltd.(a)	29,932	4,110,861
Total		23,579,823
Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc.(a)	20,700	1,038,519
Amkor Technology, Inc.(a)	373,665	2,421,349
Aquantia Corp.(a)	52,700	692,478
Cirrus Logic, Inc.(a)	20,900	781,033
Cohu, Inc.	115,000	1,673,250
Cree, Inc.(a)	67,900	3,744,006
Diodes, Inc.(a)	127,875	3,955,174
Entegris, Inc.	264,031	9,066,825
Ichor Holdings Ltd.(a)	57,500	1,213,250
Inphi Corp.(a)	125,121	5,490,310
Kulicke & Soffa Industries, Inc.	115,000	2,229,850
MKS Instruments, Inc.	64,053	4,577,227
Monolithic Power Systems, Inc.	34,131	3,974,555
NVE Corp.	36,293	2,647,937
Photronics, Inc.(a)	140,000	1,135,400
Rudolph Technologies, Inc.(a)	87,903	2,027,922
Semtech Corp.(a)	81,101	3,230,253
SolarEdge Technologies, Inc.(a)	19,800	1,060,884
Ultra Clean Holdings, Inc.(a)	123,800	1,578,450
Total		52,538,672

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 7.9%
ACI Worldwide, Inc.(a)	262,175	8,248,025
Anaplan, Inc.(a)	71,849	3,126,150
Avaya Holdings Corp.(a)	135,500	1,704,590
Blackbaud, Inc.	100,275	7,713,153
Blackline, Inc.(a)	116,650	5,996,976
Bottomline Technologies de, Inc.(a)	191,150	8,349,432
Coupa Software, Inc.(a)	23,936	2,614,051
CyberArk Software Ltd.(a)	13,078	1,726,950
Descartes Systems Group, Inc. (The)(a)	340,825	13,667,082
Ebix, Inc.	21,400	1,004,302
Elastic NV(a)	19,186	1,574,211
Envestnet, Inc.(a)	89,453	5,985,300
Five9, Inc.(a)	50,825	2,609,864
HubSpot, Inc.(a)	24,775	4,293,012
New Relic, Inc.(a)	14,840	1,488,749
Pagerduty, Inc.(a)	36,504	1,876,306
Paylocity Holding Corp.(a)	59,525	5,965,596
Pluralsight, Inc., Class A(a)	105,948	3,375,503
Proofpoint, Inc.(a)	34,026	3,823,161
PROS Holdings, Inc.(a)	202,675	11,491,672
RingCentral, Inc., Class A(a)	15,870	1,902,020
SailPoint Technologies Holding, Inc.(a)	139,731	2,455,074
Smartsheet, Inc., Class A(a)	73,078	3,140,892
SPS Commerce, Inc.(a)	62,275	6,347,691
Trade Desk, Inc. (The), Class A(a)	10,560	2,099,434
Tyler Technologies, Inc.(a)	28,575	6,096,476
Verint Systems, Inc.(a)	57,900	3,285,825
Zendesk, Inc.(a)	37,166	3,131,236
Zscaler, Inc.(a)	54,960	3,771,905
Total		128,864,638
Total Information Technology		279,455,834
Materials 3.2%
Chemicals 1.5%
American Vanguard Corp.	18,800	249,664
Balchem Corp.	80,475	7,298,278
Cabot Corp.	23,300	930,602
Ferro Corp.(a)	152,061	2,058,906
Innophos Holdings, Inc.	33,200	882,788
Common Stocks (continued)
Issuer	Shares	Value ($)
Innospec, Inc.	7,900	637,609
Koppers Holdings, Inc.(a)	13,800	367,908
Kraton Performance Polymers, Inc.(a)	83,983	2,055,064
Livent Corp.(a)	114,400	723,008
Minerals Technologies, Inc.	11,900	618,562
Orion Engineered Carbons SA	134,500	2,364,510
Rayonier Advanced Materials, Inc.	69,600	454,488
Stepan Co.	34,452	2,923,596
Trinseo SA	58,251	2,145,967
Valvoline, Inc.	36,100	629,945
Total		24,340,895
Construction Materials 0.0%
Eagle Materials, Inc.	7,700	662,662
Containers & Packaging 0.2%
Greif, Inc., Class A	17,300	613,112
Owens-Illinois, Inc.	144,046	2,304,736
Total		2,917,848
Metals & Mining 0.9%
Allegheny Technologies, Inc.(a)	97,800	2,093,898
Carpenter Technology Corp.	66,900	2,713,464
Cleveland-Cliffs, Inc.	404,500	3,519,150
Compass Minerals International, Inc.	19,500	994,695
Kaiser Aluminum Corp.	10,147	904,301
Materion Corp.	61,200	3,699,540
Worthington Industries, Inc.	27,200	928,608
Total		14,853,656
Paper & Forest Products 0.6%
Boise Cascade Co.	137,428	3,050,901
Clearwater Paper Corp.(a)	56,100	903,771
Domtar Corp.	30,774	1,294,047
Louisiana-Pacific Corp.	131,710	3,005,622
Mercer International, Inc.	24,000	343,920
Schweitzer-Mauduit International, Inc.	42,900	1,342,341
Total		9,940,602
Total Materials		52,715,663

10	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 5.6%
Equity Real Estate Investment Trusts (REITS) 5.0%
Alexander & Baldwin, Inc.	146,726	3,384,969
American Assets Trust, Inc.	174,453	7,918,422
Braemar Hotels & Resorts, Inc.	115,972	1,210,748
Brandywine Realty Trust	144,200	2,178,862
CareTrust REIT, Inc.	159,743	3,883,352
Chesapeake Lodging Trust	145,500	4,186,035
Colony Capital, Inc.	272,100	1,412,199
CoreCivic, Inc.	94,000	2,058,600
CubeSmart	57,733	1,946,757
First Industrial Realty Trust, Inc.	263,180	9,134,978
GEO Group, Inc. (The)	59,000	1,293,870
Getty Realty Corp.	72,584	2,247,201
Highwoods Properties, Inc.	40,122	1,759,751
Hudson Pacific Properties, Inc.	79,800	2,666,118
Mack-Cali Realty Corp.	153,200	3,480,704
National Storage Affiliates Trust	103,165	3,073,285
Physicians Realty Trust	155,468	2,846,619
Piedmont Office Realty Trust, Inc.	201,020	4,086,736
Preferred Apartment Communities, Inc., Class A	73,517	1,154,217
PS Business Parks, Inc.	51,865	8,346,116
Saul Centers, Inc.	23,337	1,252,963
Seritage Growth Properties, Class A	32,400	1,354,968
STAG Industrial, Inc.	136,157	3,973,061
Sunstone Hotel Investors, Inc.	256,200	3,438,204
Xenia Hotels & Resorts, Inc.	171,347	3,582,866
Total		81,871,601
Real Estate Management & Development 0.6%
FirstService Corp.	67,825	6,128,667
Five Point Holdings LLC, Class A(a)	88,400	685,984
RE/MAX Holdings, Inc., Class A	51,548	1,526,852
Realogy Holdings Corp.	135,571	961,198
Total		9,302,701
Total Real Estate		91,174,302
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.6%
Electric Utilities 1.8%
Allete, Inc.	17,900	1,465,831
El Paso Electric Co.	72,860	4,240,452
IDACORP, Inc.	36,730	3,682,917
PNM Resources, Inc.	170,558	8,034,988
Portland General Electric Co.	194,349	10,273,288
Spark Energy, Inc., Class A	113,900	1,116,220
Total		28,813,696
Gas Utilities 1.2%
New Jersey Resources Corp.	106,900	5,072,405
Northwest Natural Holding Co.	16,700	1,149,294
ONE Gas, Inc.	51,000	4,465,560
South Jersey Industries, Inc.	144,300	4,552,665
Southwest Gas Holdings, Inc.	37,100	3,158,694
Spire, Inc.	17,900	1,491,428
Star Group LP	36,600	354,654
Total		20,244,700
Multi-Utilities 0.5%
Avista Corp.	25,100	1,048,176
Black Hills Corp.	68,178	5,195,163
NorthWestern Corp.	15,785	1,119,788
Unitil Corp.	19,600	1,114,456
Total		8,477,583
Water Utilities 0.1%
California Water Service Group	19,900	979,478
Total Utilities		58,515,457
Total Common Stocks (Cost $1,593,970,310)		1,596,257,080

Limited Partnerships 0.2%

Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Noble Midstream Partners LP	21,700	656,425
Oasis Midstream Partners LP	35,600	697,760
Total		1,354,185
Total Energy		1,354,185

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2019 (Unaudited)
Limited Partnerships (continued)
Issuer	Shares	Value ($)
Materials 0.0%
Metals & Mining 0.0%
SunCoke Energy Partners LP	56,400	592,764
Total Materials		592,764
Utilities 0.1%
Gas Utilities 0.1%
Suburban Propane Partners LP	63,100	1,444,990
Total Utilities		1,444,990
Total Limited Partnerships (Cost $3,599,396)		3,391,939

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(d),(e)	23,357,582	23,355,246
Total Money Market Funds (Cost $23,355,246)		23,355,246
Total Investments in Securities (Cost: $1,620,924,952)		1,623,004,265
Other Assets & Liabilities, Net		352,274
Net Assets		1,623,356,539

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2019, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	52,399,234	483,932,394	(512,974,046)	23,357,582	43	80	828,985	23,355,246
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
12	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	32,294,986	—	—	—	32,294,986
Consumer Discretionary	184,411,453	—	—	—	184,411,453
Consumer Staples	44,178,626	—	—	—	44,178,626
Energy	61,603,982	—	—	—	61,603,982
Financials	289,071,785	—	—	—	289,071,785
Health Care	202,411,251	—	0*	—	202,411,251
Industrials	300,423,741	—	—	—	300,423,741
Information Technology	279,455,834	—	—	—	279,455,834
Materials	52,715,663	—	—	—	52,715,663
Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	91,174,302	—	—	—	91,174,302
Utilities	58,515,457	—	—	—	58,515,457
Total Common Stocks	1,596,257,080	—	0*	—	1,596,257,080
Limited Partnerships
Energy	1,354,185	—	—	—	1,354,185
Materials	592,764	—	—	—	592,764
Utilities	1,444,990	—	—	—	1,444,990
Total Limited Partnerships	3,391,939	—	—	—	3,391,939
Money Market Funds	—	—	—	23,355,246	23,355,246
Total Investments in Securities	1,599,649,019	—	0*	23,355,246	1,623,004,265

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.
14	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 5.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Express Credit Account Master Trust
Series 2019-1 Class A
10/15/2024	2.870%	160,000	162,216
Barings CLO Ltd.(a),(b)
Series 2013-IA Class AR
3-month USD LIBOR + 0.800% Floor 0.800% 01/20/2028	3.392%	120,000	119,477
Series 2018-3A Class A1
3-month USD LIBOR + 0.950% 07/20/2029	3.542%	450,000	448,901
BlueMountain CLO Ltd.(a),(b)
Series 2013-1A Class A1R2
3-month USD LIBOR + 1.230% Floor 1.230% 01/20/2029	3.822%	400,000	400,040
Series 2015-2A Class A1R
3-month USD LIBOR + 0.930% Floor 0.930% 07/18/2027	3.531%	425,000	423,536
Capital One Multi-Asset Execution Trust
Series 2016-A3 Class A3
04/15/2022	1.340%	285,000	284,887
Cedar Funding II CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.230% 06/09/2030	3.831%	750,000	750,024
Chase Issuance Trust
Series 2016-A2 Class A
06/15/2021	1.370%	330,000	329,868
Coinstar Funding LLC(a)
CMO Series 2017-1 Class A2
04/25/2047	5.216%	338,100	346,671
Conseco Finance Corp.(c)
Series 2096-9 Class M1
08/15/2027	7.630%	666,241	725,210
DB Master Finance LLC(a)
CMO Series 2017-1A Class A2I
11/20/2047	3.629%	98,500	101,908
Series 2019-1A Class A2I
05/20/2049	3.787%	190,000	195,157
Series 2019-1A Class A2II
05/20/2049	4.021%	100,000	103,952
Discover Card Execution Note Trust
Series 2016-A4 Class A4
03/15/2022	1.390%	575,000	573,129
Series 2019-A1 Class A1
07/15/2024	3.040%	150,000	152,740
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Domino’s Pizza Master Issuer LLC(a),(b)
CMO Series 2017-1A Class A2I
3-month USD LIBOR + 1.250% 07/25/2047	3.830%	368,437	368,323
Drive Auto Receivables Trust
Subordinated Series 2018-2 Class D
08/15/2024	4.140%	135,000	138,263
Dryden 30 Senior Loan Fund(a),(b)
Series 2013-30A Class AR
3-month USD LIBOR + 0.820% 11/15/2028	3.338%	260,000	258,307
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	3.230%	436,000	436,927
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% Floor 1.350% 03/25/2036	3.780%	555,000	565,212
FOCUS Brands Funding LLC(a)
CMO Series 2017-1 Class A2II
04/30/2047	5.093%	161,700	167,500
Ford Credit Auto Owner Trust
Series 2016-C Class A3
03/15/2021	1.220%	132,268	131,689
GoldenTree Loan Opportunities IX Ltd.(a),(b)
Series 2014-9A Class AR2
3-month USD LIBOR + 1.110% Floor 1.110% 10/29/2029	3.692%	190,000	190,102
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	631,286	649,844
LCM (a),(b)
Series 2019A Class AR
3-month USD LIBOR + 1.240% Floor 1.240% 07/15/2027	3.837%	200,000	200,018
LCM XXI LP(a),(b)
Series 20 18-21A Class AR
3-month USD LIBOR + 0.880% 04/20/2028	3.472%	450,000	447,719
Madison Park Funding XXX Ltd.(a),(b)
Series 2018-30A Class A
3-month USD LIBOR + 0.750% Floor 0.750% 04/15/2029	3.347%	400,000	396,001
Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	1

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magnetite IX Ltd.(a),(b)
Series 2014-9A
3-month USD LIBOR + 1.000% 07/25/2026	3.580%	261,963	261,998
Magnetite VII Ltd.(a),(b)
Series 2012-7A Class A1R2
3-month USD LIBOR + 0.800% 01/15/2028	3.397%	425,000	423,135
METAL LLC(a)
Series 2017-1 Class A
10/15/2042	4.581%	211,790	212,064
MVW Owner Trust(a)
Series 2018-1A Class A
01/21/2036	3.450%	122,830	126,049
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	2.940%	617,764	612,314
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.700% 02/25/2070	3.130%	541,013	534,788
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	3.930%	729,000	747,928
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	3.480%	750,000	755,600
Series 2018-3A Class A3
1-month USD LIBOR + 0.800% 03/25/2067	3.230%	900,000	901,134
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/27/2039	3.230%	498,705	497,042
NextGear Floorplan Master Owner Trust(a)
Series 2018-2A Class A2
10/16/2023	3.690%	175,000	180,129
SLC Student Loan Trust(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.160% Floor 0.160% 03/15/2055	2.771%	841,000	800,683
SLM Student Loan Trust(a),(b)
Series 2003-10A Class A3
3-month USD LIBOR + 0.470% 12/15/2027	3.081%	399,270	399,323
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% Floor 0.550% 10/25/2064	3.130%	900,000	884,728
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 01/25/2022	2.640%	834,296	809,563
Series 2007-6 Class A4
3-month USD LIBOR + 0.380% Floor 0.380% 10/25/2024	2.960%	336,003	336,105
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	3.780%	740,000	705,878
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	4.230%	461,265	464,651
Series 2008-5 Class A4
3-month USD LIBOR + 1.700% Floor 1.700% 07/25/2023	4.280%	316,553	320,778
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	3.680%	376,195	373,725
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	4.430%	500,000	498,994
Series 2008-9 Class A
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	4.080%	280,291	283,036
Series 2011-2 Class A2
1-month USD LIBOR + 1.200% Floor 1.200% 10/25/2034	3.630%	1,040,000	1,056,075
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	3.380%	556,040	550,540
Series 2014-2 Class A3
1-month USD LIBOR + 0.590% Floor 0.590% 03/25/2055	3.020%	468,200	463,822

2	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2004-10 Class B
3-month USD LIBOR + 0.370% Floor 0.370% 01/25/2040	2.950%	456,550	422,818
Subordinated, Series 2007-2 Class B
3-month USD LIBOR + 0.170% 07/25/2025	2.750%	700,000	643,297
Subordinated, Series 2007-3 Class B
3-month USD LIBOR + 0.150% Floor 0.150% 01/25/2028	2.730%	700,000	643,307
Subordinated, Series 2012-7 Class B
1-month USD LIBOR + 1.800% Floor 1.800% 09/25/2043	4.230%	550,000	545,201
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	377,300	394,410
Textainer Marine Containers VII Ltd.(a)
Series 2018-1A Class A
07/20/2043	4.110%	122,200	125,261
Treman Park CLO Ltd.(a),(b)
Series 2015-1A Class ARR
3-month USD LIBOR + 1.070% Floor 1.070% 10/20/2028	3.662%	850,000	850,953
Verizon Owner Trust(a)
Series 2017-1A Class A
09/20/2021	2.060%	179,895	179,569
Total Asset-Backed Securities — Non-Agency (Cost $25,880,254)			26,072,519

Commercial Mortgage-Backed Securities - Agency 3.0%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(d)
CMO Series K014 Class X1
04/25/2021	1.149%	5,119,405	95,302
Series K006 Class AX1
01/25/2020	0.920%	8,594,017	28,923
Series K015 Class X3
08/25/2039	2.801%	2,000,000	116,152
Series K021 Class X3
07/25/2040	1.968%	1,550,000	87,769
Series K022 Class X3
08/25/2040	1.813%	1,550,000	84,450
Series K025 Class X3
11/25/2040	1.751%	2,400,000	135,844
Series K035 Class X3
12/25/2041	1.791%	3,000,000	213,885
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K0728 Class X3
11/25/2045	1.954%	1,975,000	179,056
Series K712 Class X1
11/25/2019	1.321%	4,847,602	22,740
Series K712 Class X3
05/25/2040	1.436%	6,500,000	45,014
Series K714 Class X1
10/25/2020	0.661%	6,035,297	40,662
Series K717 Class X3
11/25/2042	1.625%	3,500,000	125,619
Series K734 Class X1
02/25/2026	0.648%	4,149,692	157,050
Series Q004 Class XFL
10/25/2021	1.040%	5,426,750	135,929
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/2030	3.511%	710,000	751,471
Series K004 Class A3
08/25/2019	4.241%	700,000	699,818
Series KJ05 Class A1
05/25/2021	1.418%	50,094	49,760
Series KJ13
09/25/2021	2.055%	500,871	498,225
Series Q007 Class APT2
10/25/2047	3.327%	760,889	792,060
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K157 Class A3
08/25/2033	3.990%	855,000	947,072
Series K159 Class A3
11/25/2033	3.950%	800,000	882,875
Series Q004 Class A2H
01/25/2021	3.036%	714,391	716,562
Series Q006 Class APT1
07/25/2026	2.617%	907,470	925,256
Federal National Mortgage Association
12/01/2020	3.321%	59,667	60,487
12/01/2021	3.300%	788,312	808,568
04/01/2022	3.710%	208,901	217,431
04/01/2028	3.050%	390,000	403,120
12/01/2028	3.950%	200,000	219,337
05/01/2029	3.580%	197,531	209,957
05/01/2029	3.970%	191,315	211,188
01/01/2030	3.370%	441,310	466,762
11/01/2030	3.820%	400,000	436,916
03/01/2031	3.030%	396,777	405,939
07/01/2032	3.130%	350,000	358,644
05/01/2034	3.450%	610,000	648,495
11/01/2037	3.210%	856,991	864,254

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	3

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-M1 Class A2
10/25/2021	2.729%	697,991	702,850
Federal National Mortgage Association(b),(d)
Series 2011-M9 Class SA
-1.0 x 1-month USD LIBOR + 6.350% Cap 6.350% 01/25/2021	3.873%	1,395,191	45,229
Federal National Mortgage Association(c),(d)
Series 2012-M14 Class X2
09/25/2022	0.392%	6,432,897	73,146
Series 2016-M11B Class X2
07/25/2039	2.689%	3,164,258	118,995
Series 2016-M4 Class X2
01/25/2039	2.603%	965,681	83,078
Government National Mortgage Association(c),(d)
CMO Series 2014-103 Class IO
05/16/2055	0.612%	3,163,689	99,779
Series 2011-53 Class IO
05/16/2051	0.736%	4,816,665	129,529
Series 2012-4 Class IO
05/16/2052	0.171%	7,950,295	69,224
Series 2014-88 Class IE
03/16/2055	0.324%	4,193,636	98,568
Series 2017-105 Class IO
05/16/2059	0.737%	1,422,170	102,103
Government National Mortgage Association(c)
Series 2011-65
09/16/2050	4.049%	451,808	458,375
Total Commercial Mortgage-Backed Securities - Agency (Cost $15,097,705)			15,023,468

Commercial Mortgage-Backed Securities - Non-Agency 1.9%

BBCMS Mortgage Trust(a),(b)
Subordinated, Series 2018-TALL Class E
1-month USD LIBOR + 2.437% 03/15/2037	4.877%	160,000	159,551
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	190,000	196,002
Bear Stearns Deutsche Bank Trust(a)
Subordinated, Series 2005-AFR1 Class G
09/15/2027	5.293%	525,000	527,959
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class C
1-month USD LIBOR + 1.900% Floor 1.900% 07/15/2035	4.340%	140,000	139,502
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-ATLS Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2035	4.690%	100,000	99,906
BX Commercial Mortgage Trust(a),(b)
Series 2018-BIOA Class E
1-month USD LIBOR + 1.951% Floor 1.978% 03/15/2037	4.390%	305,000	303,516
CALI Mortgage Trust(a)
Series 2019-101C Class A
03/10/2039	3.957%	395,000	427,655
Citigroup Commercial Mortgage Trust(c),(d)
Series 2013-GC15 Class XA
09/10/2046	0.914%	6,386,216	214,720
CLNS Trust(a),(b)
Subordinated, Series 2017-IKPR Class C
1-month USD LIBOR + 1.100% Floor 1.100% 06/11/2032	3.567%	100,000	99,910
COMM Mortgage Trust(a),(c)
Series 2013-LC6 Class XB
01/10/2046	0.333%	11,750,000	152,461
COMM Mortgage Trust
Series 2014-CR16 Class A3
04/10/2047	3.775%	274,670	288,049
Commercial Mortgage Pass-Through Certificates(c),(d)
Series 2012-CR3 Class XA
10/15/2045	1.867%	1,737,125	89,625
Commercial Mortgage Trust(c),(d)
Series 2012-CR4 Class XA
10/15/2045	1.763%	3,766,615	166,707
Series 2013-CR13 Class XA
11/12/2046	0.797%	2,838,574	88,497
Series 2013-LC6 Class XA
01/10/2046	1.353%	1,972,674	79,375
Commercial Mortgage Trust(a),(c),(d)
Series 2012-LC4 Class XA
12/10/2044	2.106%	2,894,477	133,147
Commercial Mortgage Trust(a),(c)
Series 2014-277P Class A
08/10/2049	3.611%	165,000	173,788
Commercial Mortgage Trust
Series 2014-UBS4 Class A2
08/10/2047	2.963%	253,372	253,142
Core Industrial Trust(a)
Series 2015-CALW Class A
02/10/2034	3.040%	232,424	236,607
Series 2015-TEXW Class A
02/10/2034	3.077%	277,899	283,166

4	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2015-WEST Class B
02/10/2037	3.574%	60,000	62,991
Corevest American Finance Trust(a),(c),(d)
Series 2019-1 Class XA
03/15/2052	2.165%	1,094,048	105,896
Credit Suisse First Boston Mortgage Securities Corp.(c),(d)
Series 98-C1 Class AX
05/17/2040	1.893%	355,683	4,354
Credit Suisse Mortgage Capital Certificates(a),(b),(e)
Series 2019-ICE4 Class D
1-month USD LIBOR + 1.600% Floor 1.600% 05/15/2036	4.063%	180,000	180,394
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class B
1-month USD LIBOR + 0.888% Floor 0.888% 05/15/2035	3.328%	143,862	143,370
Eleven Madison Trust Mortgage Trust(a),(c)
Series 2015-11MD Class A
09/10/2035	3.555%	300,000	315,269
Grace Mortgage Trust(a)
Series 2014-GRCE Class A
06/10/2028	3.369%	145,000	147,390
GS Mortgage Securities Trust(a),(c),(d)
08/10/2043	1.343%	6,774,089	76,591
Series 2012-GC6 Class XB
01/10/2045	0.199%	10,648,392	62,372
GS Mortgage Securities Trust(a),(b)
Series 2018-TWR Class A
1-month USD LIBOR + 0.900% Floor 0.850% 07/15/2031	3.340%	135,000	134,767
Home Partners of America Trust(a),(b)
Subordinated, Series 2018-1 Class D
1-month USD LIBOR + 1.450% Floor 1.450% 07/17/2037	3.882%	120,000	118,996
JPMBB Commercial Mortgage Securities Trust(c),(d)
Series 2014-C23 Class XA
09/15/2047	0.693%	3,496,796	89,807
Series 2014-C26 Class XA
01/15/2048	1.055%	3,510,125	134,216
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2009-IWST Class A2
12/05/2027	5.633%	650,000	659,010
JPMorgan Chase Commercial Mortgage Securities Trust(c),(d)
Series 2012-LC9 Class XA
12/15/2047	1.517%	3,780,835	145,615
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Series 2018-AON Class D
07/05/2031	4.613%	55,000	58,088
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2018-PHH Class C
1-month USD LIBOR + 1.360% Floor 1.410% 06/15/2035	3.800%	55,000	54,925
JPMorgan Chase Commercial Mortgage Securities Trust(a),(e)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	388,786
Madison Avenue Trust(a)
Series 2013-650M Class A
10/12/2032	3.843%	155,000	156,979
Morgan Stanley Capital I Trust(a),(c),(d)
Series 2012-C4 Class XA
03/15/2045	2.080%	3,404,487	154,552
Morgan Stanley Capital I Trust(a),(b)
Subordinated, Series 2017-CLS Class D
1-month USD LIBOR + 1.400% Floor 1.400% 11/15/2034	3.840%	70,000	69,571
MSDB Trust(a),(c)
Subordinated, Series 2017-712F Class B
07/11/2039	3.453%	280,000	284,266
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.834%	165,000	171,971
SFAVE Commercial Mortgage Securities Trust(a),(c)
Subordinated, Series 2015-5AVE Class D
01/05/2043	4.388%	200,000	177,952
UBS Commercial Mortgage Trust(a),(c),(d)
Series 2012-C1 Class XA
05/10/2045	2.062%	2,387,681	112,490
UBS Commercial Mortgage Trust
Series 2018-C12 Class A1
08/15/2051	3.294%	582,354	592,613
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	170,000	172,800
Vornado DP LLC Trust(a)
Series 2010-VNO Class A2FX
09/13/2028	4.004%	335,000	339,409
WF-RBS Commercial Mortgage Trust(a),(c),(d)
Series 2012-C8 Class XA
08/15/2045	1.827%	1,683,096	79,137
Series 2012-C9 Class XA
11/15/2045	1.906%	1,650,171	87,719

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	5

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust(c),(d)
Series 2014-C24 Class XA
11/15/2047	0.868%	2,772,687	94,357
Series 2014-LC14 Class XA
03/15/2047	1.230%	1,993,474	88,532
Worldwide Plaza Trust(a),(c)
Series 2017-WWP Class D
11/10/2036	3.596%	120,000	119,179
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $9,774,092)			9,697,649

Common Stocks 17.4%
Issuer	Shares	Value ($)
Communication Services 1.2%
Diversified Telecommunication Services 0.3%
DNA Oyj	19,536	457,044
Inmarsat PLC	160,824	1,112,902
Total		1,569,946
Media 0.9%
Fox Corp., Class A	21,134	744,551
Kabel Deutschland Holding AG	1,556	185,997
Starz Acquisition LLC(f),(g),(h)	89,648	69,925
Tribune Media Co.(i),(j)	69,153	3,201,784
Total		4,202,257
Total Communication Services		5,772,203
Consumer Discretionary 0.9%
Hotels, Restaurants & Leisure 0.5%
International Speedway Corp., Class A(i),(j)	27,909	1,249,207
Parques Reunidos Servicios Centrales SAU(a)	53,376	828,843
Wyndham Hotels & Resorts, Inc.	12,996	693,206
Total		2,771,256
Internet & Direct Marketing Retail 0.1%
Alibaba Group Holding Ltd., ADR(g)	2,369	353,597
Specialty Retail 0.3%
Lowe’s Companies, Inc.	7,107	662,941
Rent-A-Center, Inc.(g)	34,339	819,329
Total		1,482,270
Total Consumer Discretionary		4,607,123
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 0.2%
Food & Staples Retailing 0.1%
Smart & Final Stores, Inc.(g)	69,364	451,560
Food Products 0.0%
Dole Food Co., Inc.(f),(g),(h)	96,900	31,764
Personal Products 0.1%
Oriflame Holding AG(g)	27,669	649,674
Total Consumer Staples		1,132,998
Energy 1.7%
Oil, Gas & Consumable Fuels 1.7%
Anadarko Petroleum Corp.(i),(j)	122,202	8,599,355
Total Energy		8,599,355
Financials 0.1%
Banks 0.1%
JPMorgan Chase & Co.	2,590	274,436
Total Financials		274,436
Health Care 2.2%
Biotechnology 1.6%
Celgene Corp.(g)	88,236	8,275,655
Health Care Providers & Services 0.2%
Avaya, Inc. Escrow(f),(g),(h)	6,409,000	6
Avaya, Inc. Escrow(f),(g),(h)	2,397,000	2
WellCare Health Plans, Inc.(g)	2,792	771,123
Total		771,131
Life Sciences Tools & Services 0.4%
Pacific Biosciences of California, Inc.(g),(i),(j)	290,023	1,943,154
Pharmaceuticals 0.0%
Paratek Pharmaceuticals, Inc.(g),(i),(j)	49,710	180,447
Total Health Care		11,170,387
Industrials 3.2%
Aerospace & Defense 1.4%
L3 Technologies, Inc.	28,319	6,854,897
Building Products 0.6%
Johnson Controls International PLC	78,394	3,019,737
Construction & Engineering 0.0%
HC2 Holdings, Inc.(g)	11,950	27,605

6	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.1%
Global Brass & Copper Holdings, Inc.	80,645	3,518,541
Trinity Industries, Inc.(i),(j)	10,315	198,873
WABCO Holdings, Inc.(g),(i),(j)	13,770	1,802,631
Total		5,520,045
Road & Rail 0.0%
Norfolk Southern Corp.	1,578	307,931
Trading Companies & Distributors 0.1%
Herc Holdings Inc(g),(i),(j)	16,075	547,032
Total Industrials		16,277,247
Information Technology 6.6%
Communications Equipment 0.1%
Quantenna Communications, Inc.(g)	26,852	651,430
Electronic Equipment, Instruments & Components 0.1%
Control4 Corp.(g),(i),(j)	23,537	556,885
IT Services 2.0%
First Data Corp., Class A(g),(i),(j)	272,161	6,918,333
Fiserv, Inc.(g)	1,590	136,517
Live Ramp Holdings, Inc.(g)	12,081	620,722
Perspecta, Inc.	37,942	823,721
Total System Services, Inc.	5,112	631,485
Worldpay, Inc., Class A(g)	5,493	668,168
Total		9,798,946
Semiconductors & Semiconductor Equipment 1.4%
Mellanox Technologies Ltd.(g),(i),(j)	39,691	4,357,278
Versum Materials, Inc.(i),(j)	55,369	2,843,198
Total		7,200,476
Software 2.4%
Amber Road(g)	52,495	681,385
Avaya Holdings Corp.(g)	34,121	429,242
LogMeIn, Inc.	17,494	1,256,594
MINDBODY, Inc., Class A(f),(g),(h)	47,120	1,719,880
Red Hat, Inc.(g),(i),(j)	41,597	7,666,327
Total		11,753,428
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.6%
Cray, Inc.(g),(i),(j)	40,420	1,415,104
Electronics for Imaging, Inc.(g),(i),(j)	48,519	1,778,222
Total		3,193,326
Total Information Technology		33,154,491
Materials 0.4%
Chemicals 0.1%
Air Products & Chemicals, Inc.	2,189	445,658
Celanese Corp., Class A	349	33,131
Eastman Chemical Co.	450	29,214
Huntsman Corp.	1,591	27,636
LyondellBasell Industries NV, Class A	809	60,068
Total		595,707
Containers & Packaging 0.3%
RPC Group PLC	121,353	1,210,286
Total Materials		1,805,993
Real Estate 0.9%
Equity Real Estate Investment Trusts (REITS) 0.7%
Chesapeake Lodging Trust(i),(j)	22,527	648,102
Tier REIT, Inc.	107,188	2,885,501
Total		3,533,603
Real Estate Management & Development 0.2%
HFF, Inc., Class A(i),(j)	21,123	912,091
Total Real Estate		4,445,694
Total Common Stocks (Cost $87,746,871)		87,239,927

Convertible Bonds(k) 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
RTI International Metals, Inc.
10/15/2019	1.625%	2,588,000	2,575,060
Cable and Satellite 0.0%
DISH Network Corp.
08/15/2026	3.375%	80,000	73,510
Electric 0.0%
NRG Energy, Inc.(a)
06/01/2048	2.750%	200,000	205,864

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	7

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Convertible Bonds(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Healthcare Insurance 0.1%
Anthem, Inc.
10/15/2042	2.750%		75,000	288,328
Independent Energy 0.1%
Chesapeake Energy Corp.
09/15/2026	5.500%		298,000	241,380
Oasis Petroleum, Inc.
09/15/2023	2.625%		235,000	211,500
SM Energy Co.
07/01/2021	1.500%		160,000	143,990
Total				596,870
Pharmaceuticals 0.1%
Bayer Capital Corp BV(a)
Subordinated
11/22/2019	5.625%	EUR	300,000	227,597
Technology 0.1%
IAC Financeco 2, Inc.(a)
06/15/2026	0.875%		250,000	249,385
Sony Corp.(l)
09/30/2022	0.000%	JPY	26,000,000	300,104
Total				549,489
Wireless 0.0%
Avaya Holdings Corp.(a)
06/15/2023	2.250%		210,000	187,531
Wirelines 0.1%
GCI Liberty, Inc.(a)
09/30/2046	1.750%		325,000	366,456
Total Convertible Bonds (Cost $5,213,141)				5,070,705

Convertible Preferred Stocks 0.6%
Issuer		Shares	Value ($)
Health Care 0.1%
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.	6.125%	7,700	447,524
Total Health Care			447,524
Industrials 0.1%
Machinery 0.1%
Fortive Corp.	5.000%	700	690,558
Total Industrials			690,558
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Crown Castle International Corp.	6.875%	260	307,342
Total Real Estate			307,342
Utilities 0.3%
Electric Utilities 0.2%
American Electric Power Co., Inc.	6.125%	7,750	406,300
NextEra Energy, Inc.	6.123%	7,350	467,124
Total			873,424
Gas Utilities 0.0%
South Jersey Industries, Inc.	7.250%	3,350	170,549
Multi-Utilities 0.1%
Dominion Resources, Inc.	6.750%	5,925	292,636
Total Utilities			1,336,609
Total Convertible Preferred Stocks (Cost $2,730,184)			2,782,033

Corporate Bonds & Notes(k) 22.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
BAE Systems Holdings, Inc.(a)
06/01/2019	6.375%	350,000	350,030
L3 Technologies, Inc.
06/15/2028	4.400%	260,000	279,103
Northrop Grumman Corp.
01/15/2025	2.930%	355,000	355,567
Total			984,700
Airlines 0.2%
Air Canada Pass-Through Trust(a)
Series 2017-1 Class AA
01/15/2030	3.300%	321,552	320,000
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%	224,875	223,593
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	113,304	119,625
U.S. Airways Pass-Through Trust
04/22/2023	6.250%	241,764	261,995
Total			925,213

8	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Apartment REIT 0.1%
Mid-America Apartments LP
10/15/2023	4.300%		325,000	342,375
Automotive 0.5%
Ford Motor Credit Co. LLC
01/15/2020	8.125%		600,000	618,180
11/02/2020	2.343%		260,000	256,681
01/15/2021	3.200%		380,000	379,115
03/28/2022	3.339%		200,000	197,950
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	3.484%		200,000	196,000
3-month USD LIBOR + 1.080% 08/03/2022	3.656%		255,000	247,550
General Motors Financial Co., Inc.
04/13/2020	2.650%		370,000	369,480
07/13/2020	3.200%		200,000	200,703
Total				2,465,659
Banking 2.7%
Bank of America Corp.
04/21/2020	2.250%		285,000	284,344
Bank of America Corp.(m)
12/20/2023	3.004%		1,459,000	1,465,196
10/01/2025	3.093%		225,000	224,922
04/24/2028	3.705%		590,000	601,415
07/23/2029	4.271%		270,000	286,020
Bank of Ireland Group PLC(a)
11/25/2023	4.500%		200,000	206,089
Citigroup, Inc.(b)
3-month AUD BBR + 1.550% 05/04/2021	3.095%	AUD	280,000	197,098
Citigroup, Inc.(a),(b)
3-month Euribor + 0.500% 03/21/2023	0.190%	EUR	190,000	212,116
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 0.750% 02/23/2023	3.274%		280,000	278,151
Goldman Sachs Group, Inc. (The)(a)
05/15/2024	1.375%	EUR	186,000	212,987
Goldman Sachs Group, Inc. (The)
01/23/2025	3.500%		500,000	506,566
05/22/2025	3.750%		400,000	409,499
Goldman Sachs Group, Inc. (The)(m)
09/29/2025	3.272%		260,000	258,832
JPMorgan Chase & Co.(m)
12/05/2024	4.023%		405,000	424,263
01/29/2027	3.960%		750,000	781,411
01/23/2029	3.509%		690,000	695,866
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
JPMorgan Chase & Co., Subordinated
12/01/2027	3.625%		80,000	80,810
Lloyds Banking Group PLC(m)
11/07/2023	2.907%		200,000	196,469
Lloyds Banking Group PLC
03/12/2024	3.900%		200,000	203,619
Morgan Stanley(b)
3-month USD LIBOR + 0.930% 07/22/2022	3.522%		800,000	804,514
Nationwide Building Society(a),(m)
08/01/2024	4.363%		100,000	102,776
Popular, Inc.
09/14/2023	6.125%		320,000	332,482
Santander UK Group Holdings PLC
10/16/2020	2.875%		500,000	499,785
Santander UK PLC
06/01/2021	3.400%		370,000	374,403
SunTrust Banks, Inc.(m)
Junior Subordinated
12/31/2049	5.050%		275,000	271,385
Synovus Financial Corp.(m)
Subordinated
12/15/2025	5.750%		335,000	341,115
U.S. Bancorp
06/07/2024	0.850%	EUR	100,000	114,771
04/27/2027	3.150%		195,000	198,955
US Bancorp
02/05/2024	3.375%		60,000	61,936
US Bank NA
02/04/2021	3.000%		310,000	312,783
05/23/2022	2.650%		755,000	760,314
Wells Fargo & Co.(b)
3-month AUD BBR + 1.320% 07/27/2021	2.878%	AUD	300,000	210,549
Wells Fargo & Co.
04/27/2022	3.250%	AUD	300,000	215,236
07/22/2022	2.625%		80,000	79,776
04/22/2026	3.000%		260,000	257,437
Wells Fargo Bank NA(b)
SOFR + 0.480% 03/25/2020	2.880%		750,000	750,176
Westpac Banking Corp.(a)
10/21/2019	5.000%	GBP	150,000	192,443
Zions Bancorp(m)
Junior Subordinated
12/31/2049	5.800%		99,000	97,846
Total				13,504,355

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	9

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.0%
Raymond James Financial, Inc.
07/15/2046	4.950%	200,000	219,885
Cable and Satellite 0.9%
Cablevision Systems Corp.
09/15/2022	5.875%	120,000	124,049
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	373,000	374,098
02/01/2028	5.000%	240,000	237,611
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	210,000	221,994
02/15/2028	3.750%	120,000	117,228
03/30/2029	5.050%	346,000	368,597
Comcast Corp.
02/15/2028	3.150%	150,000	149,928
10/15/2028	4.150%	425,000	457,083
CSC Holdings LLC(a)
05/15/2026	5.500%	250,000	254,004
04/15/2027	5.500%	200,000	203,144
02/01/2028	5.375%	485,000	486,234
Intelsat Jackson Holdings SA
08/01/2023	5.500%	208,000	186,214
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	137,000	133,409
07/15/2025	9.750%	36,000	36,302
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	350,000	342,447
Sirius XM Radio, Inc.(a)
05/15/2023	4.625%	220,000	221,131
07/15/2026	5.375%	215,000	216,744
08/01/2027	5.000%	115,000	113,427
Time Warner Cable LLC
09/01/2041	5.500%	200,000	199,594
Total			4,443,238
Chemicals 0.8%
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	160,000	170,805
Momentive Performance Materials, Inc.
10/24/2021	3.880%	3,542,000	3,987,563
Total			4,158,368
Construction Machinery 0.1%
United Rentals North America, Inc.
05/15/2027	5.500%	225,000	227,217
01/15/2028	4.875%	225,000	218,624
Total			445,841
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.4%
Amazon.com, Inc.
08/22/2027	3.150%	355,000	364,186
Cimpress NV(a)
06/15/2026	7.000%	165,000	163,461
Expedia Group, Inc.
02/15/2026	5.000%	260,000	280,827
02/15/2028	3.800%	250,000	249,624
IHS Markit Ltd.
08/01/2028	4.750%	515,000	546,526
Matthews International Corp.(a)
12/01/2025	5.250%	85,000	81,837
Uber Technologies, Inc.(a)
11/01/2026	8.000%	275,000	291,172
Total			1,977,633
Consumer Products 0.2%
Avon International Operations, Inc.(a)
08/15/2022	7.875%	878,000	915,724
Central Garden & Pet Co.
11/15/2023	6.125%	144,000	149,102
First Quality Finance Co., Inc.(a)
07/01/2025	5.000%	30,000	29,672
Total			1,094,498
Diversified Manufacturing 0.2%
General Electric Co.
05/04/2020	5.550%	350,000	358,280
Vertiv Group Corp.(a)
10/15/2024	9.250%	848,000	836,661
Total			1,194,941
Electric 1.0%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy Pvt Ltd.(a),(e)
12/10/2024	6.250%	200,000	200,000
Covanta Holding Corp.
01/01/2027	6.000%	49,000	49,990
Dominion Energy, Inc.(a),(b)
3-month USD LIBOR + 0.550% 06/01/2019	3.176%	540,000	540,005
Duke Energy Progress LLC
12/01/2044	4.150%	425,000	447,916
Emera, Inc.(m)
Subordinated
06/15/2076	6.750%	749,000	804,107
Indiana Michigan Power Co.
03/15/2023	3.200%	300,000	305,494

10	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ITC Holdings Corp.
11/15/2027	3.350%	150,000	151,597
MidAmerican Energy Co.
05/01/2046	4.250%	400,000	435,590
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.480% 05/04/2021	3.045%	520,000	518,928
NRG Energy, Inc.
01/15/2027	6.625%	220,000	234,099
NSTAR Electric Co.
05/15/2027	3.200%	520,000	529,931
Tucson Electric Power Co.
11/15/2021	5.150%	450,000	469,929
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	95,000	97,494
02/15/2027	5.625%	95,000	97,781
Total			4,882,861
Environmental 0.1%
GFL Environmental, Inc.(a)
03/01/2023	5.375%	100,000	97,747
05/01/2027	8.500%	155,000	158,328
Hulk Finance Corp.(a)
06/01/2026	7.000%	30,000	28,905
Total			284,980
Finance Companies 0.6%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2021	4.500%	250,000	256,751
Air Lease Corp.
01/15/2020	2.125%	400,000	398,183
Avolon Holdings Funding Ltd.(a)
10/01/2023	5.125%	104,000	107,349
07/01/2024	3.950%	160,000	159,160
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	1,200,000	1,187,718
11/15/2035	4.418%	815,000	772,922
Total			2,882,083
Food and Beverage 0.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	120,000	124,790
Anheuser-Busch InBev Worldwide, Inc.
01/23/2029	4.750%	360,000	391,738
Aramark Services, Inc.(a)
04/01/2025	5.000%	175,000	176,389
Bacardi Ltd.(a)
05/15/2028	4.700%	165,000	171,058
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%		79,000	72,399
Kraft Heinz Foods Co. (The)
07/15/2025	3.950%		110,000	111,764
06/01/2026	3.000%		375,000	353,734
01/30/2029	4.625%		275,000	286,328
06/01/2046	4.375%		200,000	175,898
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	200,000	227,150
07/15/2026	3.000%		251,000	243,554
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%		90,000	90,647
Post Holdings, Inc.(a)
08/15/2026	5.000%		345,000	338,078
03/01/2027	5.750%		441,000	443,266
01/15/2028	5.625%		285,000	282,556
Tyson Foods, Inc.
03/01/2026	4.000%		75,000	78,366
Total				3,567,715
Gaming 0.6%
Churchill Downs, Inc.(a)
04/01/2027	5.500%		190,000	193,373
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%		230,000	243,310
06/01/2028	5.750%		5,000	5,431
01/15/2029	5.300%		130,000	138,047
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%		2,278,000	2,334,187
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%		75,000	77,552
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%		83,000	84,049
Twin River Worldwide Holdings, Inc.(a)
06/01/2027	6.750%		50,000	50,761
Total				3,126,710
Health Care 1.1%
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	486,031
Becton Dickinson and Co.
12/15/2019	2.675%		400,000	399,812
Becton Dickinson Euro Finance Sarl(e)
06/04/2026	1.208%	EUR	155,000	173,508
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%		126,000	121,761
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%		34,000	32,608

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	11

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CVS Health Corp.
03/25/2048	5.050%		435,000	442,235
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	330,356
Halfmoon Parent, Inc.(a)
11/15/2025	4.125%		850,000	886,949
HCA Healthcare, Inc.
Junior Subordinated
02/15/2021	6.250%		320,000	333,102
HCA, Inc.
02/15/2022	7.500%		555,000	606,915
05/01/2023	4.750%		84,000	88,443
03/15/2024	5.000%		215,000	229,974
02/01/2025	5.375%		34,000	35,505
09/01/2028	5.625%		80,000	83,508
02/01/2029	5.875%		63,000	66,760
Hologic, Inc.(a)
02/01/2028	4.625%		92,000	90,133
IQVIA, Inc.(a)
05/15/2023	4.875%		160,000	162,910
05/15/2027	5.000%		200,000	202,831
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	389,435
Tenet Healthcare Corp.
06/01/2020	4.750%		100,000	100,780
10/01/2020	6.000%		5,000	5,137
10/01/2021	4.375%		75,000	75,660
07/15/2024	4.625%		54,000	53,687
Thermo Fisher Scientific, Inc.
09/12/2024	0.750%	EUR	100,000	112,819
Zimmer Biomet Holdings, Inc.(b)
3-month USD LIBOR + 0.750% 03/19/2021	3.375%		200,000	199,611
Total				5,710,470
Healthcare Insurance 0.3%
Aetna, Inc.
06/01/2021	4.125%		400,000	410,192
Centene Corp.
02/15/2021	5.625%		155,000	157,258
Centene Corp.(a)
06/01/2026	5.375%		241,000	250,305
Cigna Corp.
04/15/2025	3.250%		150,000	150,623
10/15/2027	3.050%		200,000	192,887
10/15/2047	3.875%		75,000	65,898
Molina Healthcare, Inc.(a)
06/15/2025	4.875%		112,000	111,036
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WellCare Health Plans, Inc.
04/01/2025	5.250%	68,000	68,980
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	102,000	104,597
Total			1,511,776
Healthcare REIT 0.2%
Healthcare Realty Trust, Inc.
04/15/2023	3.750%	600,000	609,580
Ventas Realty LP
04/01/2027	3.850%	300,000	307,111
Total			916,691
Independent Energy 1.9%
Antero Resources Corp.
12/01/2022	5.125%	15,000	14,867
03/01/2025	5.000%	177,000	167,885
Centennial Resource Production LLC(a)
01/15/2026	5.375%	50,000	48,064
04/01/2027	6.875%	75,000	74,442
Chesapeake Energy Corp.
10/01/2024	7.000%	415,000	372,597
06/15/2027	8.000%	730,000	646,050
Chesapeake Energy Corp.(a)
03/15/2026	8.000%	317,000	286,868
Concho Resources, Inc.
08/15/2028	4.300%	740,000	778,119
Continental Resources, Inc.
01/15/2028	4.375%	455,000	467,540
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	43,000	41,169
Diamondback Energy, Inc.(a)
11/01/2024	4.750%	160,000	162,894
Diamondback Energy, Inc.
05/31/2025	5.375%	415,000	431,625
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	35,000	35,296
EQT Corp.
10/01/2027	3.900%	370,000	352,656
Gulfport Energy Corp.
05/15/2025	6.375%	21,000	17,427
Marathon Oil Corp.
07/15/2027	4.400%	440,000	456,291
Matador Resources Co.
09/15/2026	5.875%	79,000	78,156
Medco Oak Tree Pte Ltd.(a)
05/14/2026	7.375%	240,000	235,094

12	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Noble Energy, Inc.
01/15/2028	3.850%	155,000	155,057
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	455,000	453,859
08/15/2025	5.250%	60,000	58,896
10/15/2027	5.625%	453,000	447,662
QEP Resources, Inc.
03/01/2021	6.875%	2,593,000	2,653,140
Seven Generations Energy Ltd.(a)
09/30/2025	5.375%	85,000	81,583
SM Energy Co.
01/15/2027	6.625%	430,000	378,345
WPX Energy, Inc.
06/01/2026	5.750%	449,000	446,053
Total			9,341,635
Integrated Energy 0.0%
Exxon Mobil Corp.
03/06/2022	2.397%	200,000	200,432
Media and Entertainment 1.4%
Clear Channel International BV(a)
12/15/2020	8.750%	58,000	59,498
EMI Music Publishing Group North America Holdings, Inc.(a)
06/15/2024	7.625%	84,000	88,869
Graham Holdings Co.(a)
06/01/2026	5.750%	175,000	183,433
Lions Gate Capital Holdings LLC(a)
02/01/2024	6.375%	285,000	294,742
11/01/2024	5.875%	105,000	106,487
McGraw-Hill Global Education Holdings LLC/Finance(a)
05/15/2024	7.875%	275,000	247,315
Netflix, Inc.(a)
11/15/2029	5.375%	230,000	233,595
Nielsen Finance Co. SARL(a)
10/01/2021	5.500%	2,233,000	2,237,180
Tribune Media Co.
07/15/2022	5.875%	3,112,000	3,151,995
Viacom, Inc.(m)
Junior Subordinated
02/28/2057	6.250%	350,000	357,132
WMG Acquisition Corp.(a)
04/15/2026	5.500%	220,000	223,139
Total			7,183,385
Metals and Mining 0.0%
Indika Energy Capital III Pte, Ltd.(a)
11/09/2024	5.875%	200,000	184,169
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 1.1%
DCP Midstream Operating LP
03/15/2023	3.875%	15,000	14,908
07/15/2025	5.375%	410,000	426,539
05/15/2029	5.125%	210,000	211,304
Enbridge Energy Partners LP
10/15/2045	7.375%	137,000	196,205
Enbridge, Inc.
12/01/2026	4.250%	380,000	402,827
Enbridge, Inc.(m)
01/15/2077	6.000%	300,000	297,404
Energy Transfer Operating LP
01/15/2024	5.875%	92,000	100,437
06/01/2027	5.500%	90,000	97,824
Energy Transfer Partners LP
03/15/2045	5.150%	370,000	357,454
Enterprise Products Operating LLC
02/15/2024	3.900%	440,000	458,600
EQT Midstream Partners LP
07/15/2028	5.500%	160,000	164,641
Kinder Morgan Energy Partners LP
09/01/2023	3.500%	200,000	203,302
MPLX LP
02/15/2029	4.800%	435,000	462,690
NGPL PipeCo LLC(a)
08/15/2022	4.375%	95,000	96,168
Rockies Express Pipeline LLC(a)
04/15/2020	5.625%	343,000	349,611
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	111,000	111,899
Targa Resources Partners LP/Finance Corp.
04/15/2026	5.875%	165,000	170,628
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	250,000	247,957
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	64,000	61,855
Williams Companies, Inc. (The)
06/24/2024	4.550%	290,000	307,975
09/15/2025	4.000%	225,000	232,888
06/15/2027	3.750%	615,000	620,180
Total			5,593,296
Natural Gas 0.1%
NiSource, Inc.
11/17/2022	2.650%	250,000	249,677

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	13

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Office REIT 0.2%
Boston Properties LP
02/01/2024	3.800%		500,000	518,615
Hudson Pacific Properties LP
11/01/2027	3.950%		160,000	160,232
SL Green Operating Partnership LP
10/15/2022	3.250%		260,000	261,330
Total				940,177
Oil Field Services 0.1%
FTS International, Inc.
05/01/2022	6.250%		125,000	118,913
Transocean Guardian Ltd.(a)
01/15/2024	5.875%		67,095	67,419
Transocean Pontus Ltd.(a)
08/01/2025	6.125%		49,140	49,759
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%		111,000	114,007
Transocean Proteus Ltd.(a)
12/01/2024	6.250%		80,000	81,303
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%		212,000	218,674
USA Compression Partners LP/Finance Corp.(a)
09/01/2027	6.875%		19,000	19,355
Total				669,430
Other Financial Institutions 0.1%
Swiss Insured Brazil Power Finance SARL(a)
07/16/2032	9.850%	BRL	2,230,000	588,805
Other Industry 0.2%
AECOM
10/15/2024	5.875%		255,000	263,055
03/15/2027	5.125%		550,000	540,908
Total				803,963
Other REIT 0.1%
American Campus Communities Operating Partnership LP
04/15/2023	3.750%		500,000	510,485
ESH Hospitality, Inc.(a)
05/01/2025	5.250%		175,000	176,159
Total				686,644
Other Utility 0.0%
American Water Capital Corp.
06/01/2029	3.450%		200,000	203,221
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Packaging 1.1%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
09/15/2022	4.250%		200,000	199,452
Ball Corp.
12/15/2020	4.375%		170,000	172,942
11/15/2023	4.000%		380,000	382,920
07/01/2025	5.250%		275,000	290,789
03/15/2026	4.875%		365,000	374,700
Berry Global, Inc.
07/15/2023	5.125%		40,000	40,402
Berry Global, Inc.(a)
02/15/2026	4.500%		11,000	10,407
Crown Americas LLC/Capital Corp. IV
01/15/2023	4.500%		325,000	329,539
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%		17,000	16,534
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%		195,000	221,568
Multi-Color Corp.(a)
12/01/2022	6.125%		2,132,000	2,191,992
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%		314,960	315,399
Sealed Air Corp.(a)
12/01/2020	6.500%		310,000	321,174
12/01/2024	5.125%		295,000	305,473
09/15/2025	5.500%		102,000	106,252
Total				5,279,543
Paper 0.1%
Graphic Packaging International, Inc.
11/15/2022	4.875%		150,000	153,472
WRKCo, Inc.
03/15/2026	4.650%		165,000	176,440
Total				329,912
Pharmaceuticals 0.7%
AbbVie, Inc.
11/14/2028	4.250%		125,000	129,800
Allergan Funding SCS
06/01/2024	1.250%	EUR	100,000	112,583
03/15/2035	4.550%		110,000	107,065
Amgen, Inc.
05/01/2045	4.400%		200,000	201,192
AstraZeneca PLC
11/16/2025	3.375%		300,000	306,755
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%		285,000	287,264

14	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayer US Finance II LLC(a),(b)
3-month USD LIBOR + 1.010% 12/15/2023	3.621%	400,000	393,569
Bayer US Finance II LLC(a)
12/15/2028	4.375%	345,000	348,642
Bristol-Myers Squibb Co.(a)
07/26/2029	3.400%	260,000	266,023
06/15/2039	4.125%	260,000	270,980
Celgene Corp.
08/15/2045	5.000%	200,000	230,875
Elanco Animal Health, Inc.(a)
08/28/2023	4.272%	345,000	357,960
Gilead Sciences, Inc.
03/01/2026	3.650%	200,000	207,255
03/01/2047	4.150%	110,000	108,966
Teva Pharmaceutical Finance III BV
07/19/2019	1.700%	101,000	100,639
Total			3,429,568
Property & Casualty 0.2%
Farmers Exchange Capital III(a),(m)
Subordinated
10/15/2054	5.454%	500,000	519,077
MGIC Investment Corp.
08/15/2023	5.750%	175,000	186,821
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	4.901%	450,000	450,187
Total			1,156,085
Railroads 0.0%
Union Pacific Corp.
09/10/2028	3.950%	175,000	186,725
Refining 0.1%
Marathon Petroleum Corp.
12/15/2026	5.125%	150,000	162,230
PBF Holding Co., LLC/Finance Corp.
06/15/2025	7.250%	415,000	422,036
Total			584,266
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	280,000	280,750
05/15/2024	4.250%	405,000	399,977
10/15/2025	5.000%	265,000	261,163
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2024	5.000%		130,000	131,621
06/01/2026	5.250%		290,000	293,222
06/01/2027	4.750%		145,000	142,076
Total				1,508,809
Retail REIT 0.1%
Brookfield Property REIT, Inc./Cumulus LLC/Nimbus LLC/Sellco LLC(a)
05/15/2026	5.750%		305,000	309,585
Retailers 0.8%
Alimentation Couche-Tard, Inc.(a)
07/26/2022	2.700%		80,000	79,596
Cumberland Farms, Inc.(a)
05/01/2025	6.750%		120,000	126,900
eG Global Finance PLC(a)
02/07/2025	6.750%		70,000	68,824
GameStop Corp.(a)
03/15/2021	6.750%		1,345,000	1,357,756
Rent-A-Center, Inc.
11/15/2020	6.625%		2,344,000	2,345,109
Rite Aid Corp.(a)
04/01/2023	6.125%		299,000	246,694
Total				4,224,879
Supermarkets 0.0%
Kroger Co. (The)
01/15/2049	5.400%		86,000	91,267
Supranational 0.6%
Asian Development Bank
03/09/2022	5.000%	AUD	165,000	125,280
European Financial Stability Facility(a)
01/20/2023	0.500%	EUR	135,000	155,657
05/23/2023	1.875%	EUR	190,000	231,016
10/17/2023	0.125%	EUR	350,000	398,486
European Investment Bank(a)
05/12/2022	1.500%	NOK	2,060,000	235,165
International Bank for Reconstruction & Development
03/12/2020	2.500%	AUD	355,000	248,221
01/13/2021	2.800%	AUD	190,000	134,608
01/22/2021	3.500%	NZD	375,000	252,591
08/20/2021	7.450%	IDR	3,250,000,000	226,757
10/06/2021	4.625%	NZD	440,000	307,161
01/25/2022	3.375%	NZD	385,000	262,561
International Finance Corp.
08/15/2022	2.800%	AUD	355,000	256,173
Nordic Investment Bank
03/19/2020	4.125%	NZD	300,000	200,057
Total				3,033,733

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	15

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Technology 1.4%
Apple, Inc.
05/24/2025	0.875%	EUR	200,000	232,331
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%		175,000	164,733
Broadcom, Inc.(a)
04/15/2029	4.750%		264,000	260,378
CommScope Finance LLC(a)
03/01/2024	5.500%		450,000	453,912
CommScope Technologies LLC(a)
03/15/2027	5.000%		160,000	135,969
Dell International LLC/EMC Corp.(a)
10/01/2029	5.300%		425,000	434,749
07/15/2046	8.350%		415,000	506,329
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
07/15/2036	8.100%		125,000	149,765
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	105,000	119,293
First Data Corp.(a)
01/15/2024	5.000%		793,000	809,860
01/15/2024	5.750%		842,000	864,301
International Business Machines Corp.
12/21/2020	2.750%	GBP	200,000	259,116
Jabil, Inc.
01/12/2028	3.950%		13,000	12,530
KLA-Tencor Corp.
03/15/2029	4.100%		280,000	287,973
Microchip Technology, Inc.(a)
06/01/2023	4.333%		235,000	240,420
Micron Technology, Inc.
02/06/2029	5.327%		365,000	368,832
Microsoft Corp.
08/08/2023	2.000%		335,000	330,565
NXP BV/Funding LLC(a)
06/01/2023	4.625%		265,000	276,765
Rackspace Hosting, Inc.(a)
11/15/2024	8.625%		125,000	108,640
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%		260,000	259,113
Seagate HDD
06/01/2027	4.875%		242,000	230,566
SS&C Technologies, Inc.(a)
09/30/2027	5.500%		79,000	79,680
Vantiv LLC/Vanity Issuer Corp.(a)
11/15/2025	4.375%		293,000	302,568
Total				6,888,388
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Tobacco 0.1%
BAT Capital Corp.
08/15/2047	4.540%		100,000	89,582
Reynolds American, Inc.
06/12/2025	4.450%		80,000	83,119
08/15/2045	5.850%		155,000	161,523
Total				334,224
Wireless 0.4%
American Tower Corp.
06/15/2023	3.000%		140,000	140,617
05/22/2026	1.950%	EUR	100,000	117,968
Crown Castle International Corp.
02/15/2029	4.300%		165,000	170,933
SBA Communications Corp.
09/01/2024	4.875%		140,000	138,796
Sprint Capital Corp.
03/15/2032	8.750%		73,000	83,546
Sprint Communications, Inc.(a)
03/01/2020	7.000%		62,000	63,434
Sprint Corp.
03/01/2026	7.625%		9,000	9,530
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%		326,250	325,779
03/20/2025	4.738%		345,000	353,042
T-Mobile U.S.A., Inc.
03/01/2023	6.000%		4,000	4,089
01/15/2024	6.500%		41,000	42,428
04/15/2024	6.000%		100,000	103,842
04/15/2025	5.125%		100,000	101,864
02/01/2026	4.500%		169,000	167,045
02/01/2028	4.750%		118,000	117,148
Vodafone Group PLC
05/30/2028	4.375%		175,000	182,374
Total				2,122,435
Wirelines 0.9%
AT&T, Inc.
03/01/2037	5.250%		145,000	155,635
06/15/2044	4.800%		700,000	700,839
C&W Senior Financing DAC(a)
09/15/2027	6.875%		200,000	199,683
HC2 Holdings, Inc.(a)
12/01/2021	11.500%		145,000	126,281
Koninklijke KPN NV
10/01/2030	8.375%		200,000	257,594

16	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Level 3 Financing, Inc.
02/01/2023	5.625%		100,000	100,444
01/15/2024	5.375%		45,000	45,170
05/01/2025	5.375%		95,000	95,503
Qwest Corp.
12/01/2021	6.750%		90,000	94,676
Verizon Communications, Inc.(a)
12/03/2029	4.016%		70,000	73,936
Verizon Communications, Inc.
04/15/2049	5.012%		275,000	311,057
Zayo Group LLC/Capital, Inc.
04/01/2023	6.000%		1,317,000	1,350,146
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%		779,000	800,459
Total				4,311,423
Total Corporate Bonds & Notes (Cost $114,661,509)				115,075,668

Foreign Government Obligations(k),(n) 6.3%

Australia 0.1%
Queensland Treasury Corp.(a)
02/21/2020	6.250%	AUD	325,000	233,353
Austria 0.1%
Republic of Austria Government Bond(a)
02/20/2029	0.500%	EUR	220,000	254,830
Brazil 0.6%
Brazil Notas do Tesouro Nacional
01/01/2021	10.000%	BRL	2,185,000	607,406
Brazil Notas do Tesouro Nacional Series F
01/01/2023	10.000%	BRL	4,725,000	1,344,076
Brazilian Government International Bond
01/13/2028	4.625%		275,000	279,573
05/30/2029	4.500%		375,000	371,097
Petrobras Global Finance BV
05/23/2026	8.750%		110,000	132,576
01/17/2027	7.375%		260,000	291,831
Total				3,026,559
Canada 0.6%
Canada Housing Trust No. 1(a)
06/15/2023	2.350%	CAD	345,000	262,085
Canadian Government Bond
03/01/2020	1.500%	CAD	485,000	358,454
09/01/2020	0.750%	CAD	895,000	655,599
03/01/2024	2.250%	CAD	1,343,000	1,033,967
Province of Alberta
12/01/2023	3.400%	CAD	120,000	94,741
Foreign Government Obligations(k),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Province of British Columbia(a)
01/09/2020	6.600%	INR	11,000,000	156,854
Province of Ontario
06/02/2024	3.500%	CAD	610,000	486,234
Total				3,047,934
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
08/01/2027	3.625%		300,000	305,466
Colombia 0.3%
Colombia Government International Bond
01/28/2026	4.500%		625,000	658,578
Colombian TES
09/11/2019	7.000%	COP	661,100,000	197,081
07/24/2020	11.000%	COP	1,187,900,000	376,923
05/04/2022	7.000%	COP	1,389,000,000	430,823
Total				1,663,405
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/28/2024	6.600%		100,000	109,191
Finland 0.1%
Finland Government Bond(a)
09/15/2028	0.500%	EUR	215,000	250,470
Germany 0.2%
Kreditanstalt fuer Wiederaufbau
08/20/2020	6.000%	AUD	435,000	318,184
03/15/2023	0.375%	EUR	160,000	183,997
08/15/2023	2.125%	EUR	280,000	345,853
02/28/2024	2.625%		150,000	154,039
Kreditanstalt fuer Wiederaufbau(l)
09/15/2023	0.000%	EUR	80,000	90,747
Total				1,092,820
Hungary 0.2%
Hungary Government International Bond
01/29/2020	6.250%		385,000	393,937
03/29/2021	6.375%		514,000	547,654
Total				941,591
India 0.1%
NTPC Ltd.(a)
05/03/2022	7.250%	INR	20,000,000	281,168
Indonesia 0.7%
Indonesia Government International Bond(a)
06/14/2023	2.625%	EUR	225,000	269,496
07/18/2024	2.150%	EUR	200,000	234,598

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	17

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Foreign Government Obligations(k),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia Treasury Bond
07/15/2021	8.250%	IDR	379,000,000	27,163
05/15/2022	7.000%	IDR	1,101,000,000	76,563
05/15/2023	5.625%	IDR	289,000,000	18,993
03/15/2024	8.375%	IDR	2,201,000,000	158,839
09/15/2026	8.375%	IDR	1,782,000,000	127,600
05/15/2027	7.000%	IDR	2,047,000,000	135,281
05/15/2028	6.125%	IDR	3,489,000,000	215,200
03/15/2029	9.000%	IDR	2,112,000,000	156,898
05/15/2029	8.250%	IDR	1,034,000,000	73,986
05/15/2031	8.750%	IDR	3,900,000,000	281,467
08/15/2032	7.500%	IDR	340,000,000	22,193
05/15/2033	6.625%	IDR	509,000,000	30,581
05/15/2038	7.500%	IDR	1,751,000,000	111,627
Pelabuhan Indonesia II PT(a)
05/05/2025	4.250%		225,000	228,847
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		270,000	275,513
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%		400,000	455,135
PT Jasa Marga Persero Tbk(a)
12/11/2020	7.500%	IDR	2,000,000,000	135,212
PT Pertamina Persero(a)
05/20/2023	4.300%		270,000	278,562
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		280,000	277,397
Total				3,591,151
Ireland 0.4%
Ireland Government Bond(a)
03/20/2023	3.900%	EUR	770,000	1,000,607
03/18/2024	3.400%	EUR	675,000	886,952
Total				1,887,559
Israel 0.1%
Israel Electric Corp., Ltd.(a)
06/21/2023	6.875%		200,000	226,843
11/12/2024	5.000%		400,000	430,049
Total				656,892
Japan 0.2%
Japan Government Five-Year Bond
12/20/2023	0.100%	JPY	111,800,000	1,045,717
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	232,377
Foreign Government Obligations(k),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Malaysia 0.3%
Malaysia Government Bond
07/15/2021	4.160%	MYR	1,300,000	315,266
11/30/2021	3.620%	MYR	450,000	107,949
09/30/2024	4.059%	MYR	975,000	237,470
03/14/2025	3.882%	MYR	545,000	131,213
11/16/2027	3.899%	MYR	650,000	155,990
06/15/2028	3.733%	MYR	375,000	88,701
04/15/2033	3.844%	MYR	1,223,000	283,091
Total				1,319,680
Mexico 0.1%
Banco Nacional de Comercio Exterior SNC(a),(m)
Subordinated
08/11/2026	3.800%		200,000	197,733
Petroleos Mexicanos
03/13/2022	5.375%		320,000	329,634
01/23/2029	6.500%		175,000	172,249
Total				699,616
Netherlands 0.2%
BNG Bank NV(a)
02/22/2023	0.250%	EUR	160,000	182,651
06/07/2024	0.250%	EUR	155,000	177,205
Greenko Dutch BV(a)
07/24/2024	5.250%		225,000	215,441
Petrobras Global Finance BV
02/01/2029	5.750%		345,000	348,009
03/19/2049	6.900%		160,000	159,667
Total				1,082,973
Norway 0.3%
Nordea Eiendomskreditt AS(b)
3-month NIBOR + 0.300% 06/21/2023	1.670%	NOK	2,000,000	229,312
3-month NIBOR + 0.340% 06/19/2024	1.710%	NOK	2,000,000	229,118
Norway Government Bond(a)
05/25/2021	3.750%	NOK	6,480,000	776,216
05/24/2023	2.000%	NOK	3,675,000	431,197
Total				1,665,843
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%		200,000	182,422
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2025	4.750%		220,000	231,567

18	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Foreign Government Obligations(k),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petroleos del Peru SA(a)
06/19/2047	5.625%		215,000	230,554
Total				462,121
Philippines 0.5%
Philippine Government Bond
11/22/2019	3.875%	PHP	6,290,000	119,689
01/12/2020	3.375%	PHP	2,190,000	41,431
04/11/2020	4.250%	PHP	3,645,000	69,143
08/20/2020	3.375%	PHP	1,550,000	28,968
03/20/2021	3.500%	PHP	8,160,000	151,140
04/28/2021	6.500%	PHP	1,220,000	23,770
03/08/2023	5.500%	PHP	4,650,000	89,274
04/21/2023	3.500%	PHP	15,650,000	278,895
03/12/2024	6.250%	PHP	7,955,000	157,369
07/19/2031	8.000%	PHP	18,000,000	419,244
Philippine Government International Bond
01/15/2021	4.950%	PHP	12,000,000	229,459
05/17/2027	0.875%	EUR	305,000	342,008
01/14/2036	6.250%	PHP	20,000,000	428,846
Total				2,379,236
Portugal 0.2%
Portugal Government International Bond(a)
10/15/2024	5.125%		375,000	415,173
Portugal Obrigacoes do Tesouro OT(a)
04/15/2021	3.850%	EUR	395,000	476,479
Total				891,652
Qatar 0.1%
Qatar Government International Bond(a)
03/14/2029	4.000%		225,000	237,450
03/14/2049	4.817%		200,000	220,857
Total				458,307
Russian Federation 0.0%
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%		200,000	212,454
Saudi Arabia 0.2%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		200,000	197,692
04/16/2039	4.250%		200,000	197,792
04/16/2049	4.375%		200,000	195,835
Saudi Government International Bond(a)
03/04/2028	3.625%		200,000	200,325
Total				791,644
Singapore 0.3%
BOC Aviation Ltd.(a),(b)
3-month USD LIBOR + 1.050% 05/02/2021	3.626%		200,000	200,994
Foreign Government Obligations(k),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
BOC Aviation Ltd.(a)
09/18/2022	2.750%		200,000	198,168
Singapore Government Bond
09/01/2020	3.250%	SGD	1,295,000	958,185
04/01/2022	1.750%	SGD	425,000	307,814
Total				1,665,161
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%		100,000	101,800
Sweden 0.1%
Sweden Government International Bond(a)
04/24/2023	0.125%	EUR	480,000	546,677
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%		240,000	209,746
United Arab Emirates 0.0%
DP World Crescent Ltd.(a)
09/26/2028	4.848%		200,000	209,549
Uruguay 0.0%
Uruguay Government International Bond
10/27/2027	4.375%		125,000	131,534
Total Foreign Government Obligations (Cost $32,727,997)				31,630,898

Limited Partnerships 1.1%
Issuer	Shares	Value ($)
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
Buckeye Partners LP(i),(j)	56,358	2,297,152
Total Energy		2,297,152
Utilities 0.6%
Gas Utilities 0.6%
AmeriGas Partners LP(i),(j)	90,712	3,077,858
Total Utilities		3,077,858
Total Limited Partnerships (Cost $5,556,116)		5,375,010

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	19

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.0%
Los Angeles Unified School District
Unlimited General Obligation Bonds
Build America Bonds -Taxable
Series 2009
07/01/2029	5.755%	250,000	303,483
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	250,000	305,922
State General Obligation 0.1%
State of California
Unlimited General Obligation Bonds
Taxable High Speed Passenger Train
Series 2017
04/01/2047	2.193%	500,000	499,520
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
11/15/2031	6.548%	250,000	322,652
Water & Sewer 0.1%
Metropolitan Water District of Southern California
Revenue Bonds
Build America Bonds
Subordinated Series 2010
07/01/2040	6.947%	400,000	419,404
Total Municipal Bonds (Cost $1,831,450)			1,850,981

Preferred Debt 0.0%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.0%
Wells Fargo & Co.(m)
12/31/2049	5.850%	8,485	217,386
Total Preferred Debt (Cost $230,368)			217,386
Preferred Stocks 0.2%
Issuer		Shares	Value ($)
Financials 0.2%
Banks 0.2%
First Republic Bank	5.125%	4,900	121,814
U.S. Bancorp(m)	3.500%	480	384,000
U.S. Bancorp	5.500%	8,300	216,630
Valley National Bancorp(m)	5.500%	6,350	164,528
Total			886,972
Total Financials			886,972
Total Preferred Stocks (Cost $937,001)			886,972

Residential Mortgage-Backed Securities - Agency 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 4638 Class UF
1-month USD LIBOR + 1.000% Floor 1.000%, Cap 6.000% 09/15/2044	3.486%	551,693	557,787
Federal National Mortgage Association(b)
CMO Series 2013-5 Class GF
1-month USD LIBOR + 1.100% Floor 1.100%, Cap 5.000% 10/25/2042	3.530%	571,265	568,835
Government National Mortgage Association(d)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	2,253,364	357,445
CMO Series 2018-63 Class IO
09/20/2047	4.000%	2,472,695	414,736
Government National Mortgage Association(b)
CMO Series 2018-91 Class WF
1-month USD LIBOR + 1.000% Floor 1.000%, Cap 5.000% 07/20/2048	3.486%	281,014	278,428
Total Residential Mortgage-Backed Securities - Agency (Cost $2,272,686)			2,177,231

Residential Mortgage-Backed Securities - Non-Agency 8.1%

Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.000% 11/25/2035	3.070%	463,308	461,531
Alternative Loan Trust(c)
CMO Series 2005-43 Class 1A
10/25/2035	3.985%	454,734	441,933

20	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month USD LIBOR + 2.000% Floor 2.000% 06/25/2045	4.544%	428,424	436,781
Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-R11 Class M1
1-month USD LIBOR + 0.450% Floor 0.450% 01/25/2036	2.880%	388,674	389,174
Arroyo Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	209,731	217,160
CMO Series 2019-1 Class A1
01/25/2049	3.805%	259,152	263,996
CMO Series 2019-2 Class A1
04/25/2049	3.347%	357,972	358,802
Asset-Backed Securities Corp. Home Equity Loan Trust(b)
CMO Series 2004-HE6 Class M1
1-month USD LIBOR + 0.945% Floor 0.945% 09/25/2034	3.375%	416,866	421,028
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 07/20/2036	2.881%	427,435	427,893
Banc of America Funding Trust(a),(c)
CMO Series 2016-R1 Class A1
03/25/2040	2.500%	334,573	330,422
Subordinated, CMO Series 2014-R6 Class 2A13
07/26/2036	2.737%	925,000	894,395
BCAP LLC Trust(a),(c)
CMO Series 2012-RR11 Class 2A3
08/26/2036	2.597%	41,047	41,163
BCAP LLC Trust(a),(b)
CMO Series 2014-RR2 Class 6A1
1-month USD LIBOR + 0.240% Floor 0.240% 10/26/2036	2.717%	406,092	403,539
CMO Series 2014-RR5 Class 1A4
1-month USD LIBOR + 0.225% Floor 0.220%, Cap 14.000% 01/26/2036	2.927%	849,000	830,059
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class M1
1-month USD LIBOR + 0.825% Floor 0.825%, Cap 11.500% 07/25/2034	3.255%	788,770	771,838
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month USD LIBOR + 0.180% Floor 0.180%, Cap 10.500% 10/25/2036	2.610%	679,514	640,571
CMO Series 2006-AR4 Class A1
1-month USD LIBOR + 0.210% Floor 0.210%, Cap 10.500% 12/25/2036	2.640%	473,766	483,671
CMO Series 2007-AR3 Class 21A1
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 10.500% 04/25/2037	2.580%	700,667	688,492
Bear Stearns Trust(b)
CMO Series 2005-1 Class A1
1-month USD LIBOR + 0.560% Floor 0.560%, Cap 11.500% 01/25/2035	2.990%	119,254	119,410
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month USD LIBOR + 0.720% Floor 0.480% 01/25/2035	3.150%	523,672	524,492
CMO Series 2005-D Class M3
1-month USD LIBOR + 0.480% Floor 0.480% 10/25/2035	3.150%	900,000	903,706
CIM Trust(a),(c)
CMO Series 2017-5 Class A1
05/25/2057	2.300%	86,331	85,796
CMO Series 2018-R2 Class A1
08/27/2057	3.690%	749,058	755,164
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	733,742	738,112
CIM Trust(a)
CMO Series 2017-7 Class A
04/25/2057	3.000%	667,158	669,291
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2006-AR2 Class 1A1
03/25/2036	4.814%	486,073	460,863
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-HE1 Class M2
1-month USD LIBOR + 0.340% Floor 0.340% 01/25/2036	2.940%	74,419	74,450
CMO Series 2006-HE1 Class M3
1-month USD LIBOR + 0.360% Floor 0.360% 01/25/2036	2.970%	750,000	751,510

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	21

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Countrywide Asset-Backed Certificates(b)
CMO Series 2004-AB2 Class M2
1-month USD LIBOR + 0.855% Floor 0.855% 05/25/2036	3.285%	594,711	596,877
CMO Series 2007-13 Class 2A1
1-month USD LIBOR + 0.900% Floor 0.900% 10/25/2047	3.330%	251,041	244,836
CMO Series 2007-13 Class 2A2
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2047	3.230%	499,038	483,664
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2015-2R Class 1A1
08/27/2037	3.000%	419,315	422,991
CMO Series 20154R Class 5A1
10/27/2036	3.000%	330,203	332,863
Credit-Based Asset Servicing & Securitization LLC(b)
CMO Series 2005-CB4 Class M2
1-month USD LIBOR + 0.450% Floor 0.450% 07/25/2035	2.880%	479,242	481,318
CSMC Trust(a),(c)
CMO Series 2011-5R Class 6A9
11/27/2037	4.025%	650,214	661,601
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2005-14 Class M2
1-month USD LIBOR + 0.470% Floor 0.470% 04/25/2036	2.900%	880,000	881,278
CMO Series 2005-17 Class MV1
1-month USD LIBOR + 0.460% Floor 0.460% 05/25/2036	2.890%	850,000	838,070
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	168,655	167,073
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2014-C02 Class 1M1
1-month USD LIBOR + 0.950% Floor 0.950% 05/25/2024	3.380%	3,341	3,342
CMO Series 2016-C06 Class 1M1
1-month USD LIBOR + 1.300% 04/25/2029	3.730%	168,807	169,640
CMO Series 2017-C03 Class 1M1
1-month USD LIBOR + 0.950% 10/25/2029	3.380%	391,613	392,563
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-C04 Class 2M1
1-month USD LIBOR + 0.850% Floor 0.850% 11/25/2029	3.280%	233,229	233,598
CMO Series 2017-C05 Class 1M1
1-month USD LIBOR + 0.550% Floor 0.550% 01/25/2030	2.980%	26,129	26,129
First Franklin Mortgage Loan Trust(b)
CMO Series 2004-FF11 Class M3
1-month USD LIBOR + 0.900% Floor 0.900% 01/25/2035	3.330%	747,906	753,036
CMO Series 2006-FF4 Class A3
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2036	2.710%	700,000	694,720
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR4 Class 2A1
10/25/2035	4.050%	485,536	471,382
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month USD LIBOR + 0.390% Floor 0.390%, Cap 14.000% 02/25/2036	2.820%	758,672	759,182
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2016-DNA2 Class M2
1-month USD LIBOR + 2.200% 10/25/2028	4.630%	102,953	103,352
CMO Series 2017-DNA2 Class M1
1-month USD LIBOR + 1.200% 10/25/2029	3.630%	193,965	195,279
CMO Series 2017-DNA3 Class M1
1-month USD LIBOR + 0.750% 03/25/2030	3.180%	475,568	475,296
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 10/25/2035	3.090%	720,616	718,279
GMACM Mortgage Loan Trust(c)
CMO Series 2006-AR1 Class 1A1
04/19/2036	4.210%	746,523	679,771
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month USD LIBOR + 0.330% Floor 0.330% 12/25/2035	3.090%	810,000	792,102

22	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 10.500% 08/19/2037	2.641%	652,408	603,159
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month USD LIBOR + 0.350% Floor 0.350% 03/25/2036	2.780%	515,495	515,967
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 11.000% 10/25/2034	3.130%	668,234	663,858
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A2
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 11.500% 04/25/2047	2.770%	423,723	405,459
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% Floor 0.390% 05/25/2035	2.820%	600,000	598,157
CMO Series 2007-CH2 Class AV5
1-month USD LIBOR + 0.260% Floor 0.260% 01/25/2037	2.690%	630,000	595,520
CMO Series 2007-CH3 Class A5
1-month USD LIBOR + 0.260% Floor 0.260% 03/25/2037	2.690%	895,000	885,411
CMO Series 2007-HE1 Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2047	2.710%	1,103,000	999,726
Lehman XS Trust(b)
CMO Series 2007-16N Class 2A2
1-month USD LIBOR + 0.850% Floor 0.850% 09/25/2047	3.280%	609,095	601,291
Mill City Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	362,642	369,672
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-6AR Class 1A1
1-month USD LIBOR + 0.280% Floor 0.280% 11/25/2035	2.990%	126,353	126,479
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280% Floor 0.280%, Cap 11.500% 10/25/2035	2.710%	453,107	451,443
Nomura Resecuritization Trust(a),(c)
CMO Series 2014-3R Class 3A9
11/26/2035	2.997%	547,071	543,052
CMO Series 2015-6R Class 2A1
01/26/2037	4.000%	109,952	109,755
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 2A1
1-month USD LIBOR + 0.160% Floor 0.160% 03/26/2037	2.717%	276,259	271,963
Option One Mortgage Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 05/25/2035	3.090%	431,082	431,910
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220% Floor 0.220% 01/25/2036	2.650%	473,292	463,196
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2036	2.620%	678,522	635,476
CMO Series 2007-QH6 Class A1
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2037	2.620%	625,263	598,540
RAMP Trust(b)
CMO Series 2005-RS4 Class M4
1-month USD LIBOR + 0.640% Floor 0.640% 04/25/2035	3.390%	745,000	742,222
CMO Series 2005-RZ3 Class M3
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 09/25/2035	3.255%	850,000	853,857
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month USD LIBOR + 0.140% Floor 0.140% 07/25/2036	2.570%	781,334	760,817
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2005-19XS Class 2A1
1-month USD LIBOR + 0.300% Floor 0.300% 10/25/2035	2.777%	635,279	638,291

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	23

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month USD LIBOR + 0.800% Floor 0.800% 07/25/2034	3.230%	698,683	691,819
Towd Point Mortgage Trust(a)
CMO Series 2017-3 Class A1
07/25/2057	2.750%	68,207	68,124
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-5 Class A1
1-month USD LIBOR + 0.600% 02/25/2057	3.030%	534,761	532,967
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-3 Class A1
05/25/2058	3.750%	130,266	134,381
CMO Series 2018-4 Class A1
06/25/2058	3.000%	293,166	295,548
CMO Series 2019-1 Class A1
03/25/2058	3.750%	201,691	209,318
Verus Securitization Trust(a)
CMO Series 2018-1 Class A1
02/25/2048	2.929%	67,694	67,648
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	3.444%	400,052	368,901
Wells Fargo Alternative Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.675% Floor 0.675% 10/25/2035	3.105%	322,312	324,021
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $40,020,847)			40,721,432

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Space Exploration Technologies Corp.(b),(h),(o)
Term Loan
3-month USD LIBOR + 4.250% 06/02/2025	6.370%	214,463	213,390
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 08/30/2023	10.217%	111,033	105,581
Total Senior Loans (Cost $316,758)			318,971

Treasury Bills 6.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 6.0%
U.S. Treasury Bills(i)
06/20/2019	2.330%	118,000	117,850
U.S. Treasury Bills
07/18/2019	2.290%	6,519,000	6,499,420
07/23/2019	2.360%	827,000	824,175
07/25/2019	2.210%	6,021,000	6,001,014
08/01/2019	2.220%	4,058,000	4,042,769
08/08/2019	2.220%	2,769,000	2,757,417
08/15/2019	2.230%	1,163,000	1,157,634
08/22/2019	2.240%	1,271,000	1,264,549
09/05/2019	2.270%	1,962,000	1,950,249
10/10/2019	2.290%	5,267,000	5,223,775
11/29/2019	2.310%	295,000	291,648
Total			30,130,500
Total Treasury Bills (Cost $30,120,363)			30,130,500

U.S. Government & Agency Obligations 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks
09/20/2033	4.090%	855,000	859,275
Total U.S. Government & Agency Obligations (Cost $853,130)			859,275

U.S. Treasury Obligations 2.2%

U.S. Treasury
02/15/2022	2.500%	365,000	370,675
01/31/2024	2.500%	510,000	522,631
02/29/2024	2.375%	1,030,000	1,050,681
04/30/2026	2.375%	740,000	756,419
11/15/2026	2.000%	640,000	637,700
02/15/2029	2.625%	365,000	380,341
05/15/2029	2.375%	1,335,000	1,362,534
02/15/2038	4.375%	1,025,000	1,338,426
11/15/2042	2.750%	1,315,000	1,362,463
02/15/2043	3.125%	1,270,000	1,400,373

24	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2049	3.000%	1,625,000	1,765,410
Total U.S. Treasury Obligations (Cost $10,416,546)			10,947,653

Warrants 0.0%
Issuer	Shares	Value ($)
Information Technology 0.0%
Software 0.0%
Avaya Holdings Corp.(f),(g),(h)	8,745	13,118
Total Information Technology		13,118
Total Warrants (Cost $—)		13,118

Options Purchased Calls 0.0%
Value ($)
(Cost $211,585)	145,488

Options Purchased Puts 0.1%

(Cost $632,980)	654,475

Money Market Funds 21.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(p),(q)	109,062,603	109,051,697
Total Money Market Funds (Cost $109,052,120)		109,051,697
Total Investments in Securities (Cost $496,283,703)		495,943,056

Investments in securities sold short

Common Stocks (6.5)%
Issuer	Shares	Value ($)
Communication Services (0.0)%
Diversified Telecommunication Services (0.0)%
Zayo Group Holdings, Inc.(g)	(5,631)	(184,134)
Total Communication Services		(184,134)
Consumer Discretionary (0.2)%
Hotels, Restaurants & Leisure (0.1)%
Choice Hotels International, Inc.	(1,501)	(123,517)
Hilton Worldwide Holdings, Inc.	(1,559)	(139,437)
Marriott International, Inc., Class A	(909)	(113,480)
Total		(376,434)

Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail (0.1)%
GameStop Corp.	(8,474)	(64,233)
Home Depot, Inc. (The)	(1,759)	(333,946)
Rent-A-Center, Inc.(g)	(8,992)	(214,549)
Total		(612,728)
Total Consumer Discretionary		(989,162)
Energy (0.4)%
Oil, Gas & Consumable Fuels (0.4)%
Occidental Petroleum Corp.	(35,855)	(1,784,503)
QEP Resources, Inc.(g)	(15,368)	(106,193)
Total		(1,890,696)
Total Energy		(1,890,696)
Health Care (0.9)%
Health Care Providers & Services (0.1)%
Centene Corp.(g)	(9,437)	(544,987)
Pharmaceuticals (0.8)%
Bristol-Myers Squibb Co.	(88,236)	(4,003,267)
Total Health Care		(4,548,254)
Industrials (1.6)%
Aerospace & Defense (1.4)%
Harris Corp.	(36,795)	(6,887,656)
Commercial Services & Supplies (0.0)%
Multi-Color Corp.	(1,200)	(59,688)
Machinery (0.0)%
Greenbrier Companies, Inc. (The)	(655)	(17,822)
Professional Services (0.0)%
Nielsen Holdings PLC	(5,281)	(120,037)
Road & Rail (0.1)%
CSX Corp.	(4,708)	(350,605)
Trading Companies & Distributors (0.1)%
GATX Corp.	(1,932)	(134,892)
United Rentals, Inc.(g)	(2,584)	(284,499)
Total		(419,391)
Total Industrials		(7,855,199)

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	25

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology (2.0)%
IT Services (2.0)%
Booz Allen Hamilton Holdings Corp.	(2,419)	(152,808)
CACI International, Inc., Class A(g)	(751)	(152,844)
Fidelity National Information Services, Inc.	(5,101)	(613,650)
First Data Corp., Class A(g)	(5,251)	(133,480)
Fiserv, Inc.(g)	(82,486)	(7,082,248)
Global Payments, Inc.	(4,141)	(637,880)
Leidos Holdings, Inc.	(2,054)	(154,728)
Luxoft Holding, Inc.(g)	(18,302)	(1,053,646)
Total		(9,981,284)
Total Information Technology		(9,981,284)
Materials (0.2)%
Chemicals (0.2)%
Dow, Inc.	(3,384)	(158,236)
Linde PLC	(4,453)	(803,989)
Total		(962,225)
Total Materials		(962,225)
Real Estate (0.7)%
Equity Real Estate Investment Trusts (REITS) (0.6)%
Cousins Properties, Inc.	(318,953)	(2,886,524)
Park Hotels & Resorts, Inc.	(14,140)	(390,547)
Total		(3,277,071)
Real Estate Management & Development (0.1)%
Jones Lang LaSalle, Inc.	(3,187)	(396,622)
Total Real Estate		(3,673,693)
Utilities (0.5)%
Gas Utilities (0.5)%
UGI Corp.	(45,242)	(2,334,940)
Total Utilities		(2,334,940)
Total Common Stocks (Proceeds $32,605,197)		(32,419,587)

Equity Funds (0.1)%
	Shares	Value ($)
International (0.1)%
Altaba, Inc.(g)	(6,753)	(399,778)
Total Equity Funds (Proceeds $502,585)		(399,778)

Exchange-Traded Funds (0.4)%

Invesco QQQ Trust	(8,147)	(1,417,171)
Technology Select Sector SPDR Fund	(9,208)	(661,963)
Total Exchange-Traded Funds (Proceeds $2,043,483)		(2,079,134)

Rights (0.0)%
Issuer	Shares	Value ($)
Health Care (0.0)%
Biotechnology (0.0)%
Celgene Corp. CVR(f),(g),(h)	(11,681)	(28,034)
Total Health Care		(28,034)
Total Rights (Proceeds $24,763)		(28,034)
Total Investments in Securities Sold Short (Proceeds $35,176,028)		(34,926,533)
Total Investments in Securities, Net of Securities Sold Short		461,016,523
Other Assets & Liabilities, Net		41,214,688
Net Assets		502,231,211

At May 31, 2019, securities and/or cash totaling $82,246,279 were pledged as collateral.
26	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,605,000 AUD	205,540,491 JPY	ANZ Securities	06/19/2019	91,190	—
955,972 AUD	1,004,887 NZD	ANZ Securities	06/19/2019	—	(5,850)
3,873,684 AUD	2,807,402 USD	ANZ Securities	06/19/2019	118,949	—
286,916 CAD	315,000 NZD	ANZ Securities	06/19/2019	—	(6,219)
803,051 EUR	916,346 USD	ANZ Securities	06/19/2019	18,033	—
74,930,652 JPY	614,755 EUR	ANZ Securities	06/19/2019	—	(4,658)
153,831 NZD	105,496 USD	ANZ Securities	06/19/2019	4,825	—
299,480 USD	435,000 AUD	ANZ Securities	06/19/2019	2,423	—
3,676,199 USD	5,134,469 AUD	ANZ Securities	06/19/2019	—	(112,724)
815,188 USD	620,000 GBP	ANZ Securities	06/19/2019	—	(30,721)
570,515 USD	854,295 NZD	ANZ Securities	06/19/2019	—	(11,443)
1,086,941 USD	1,476,137 SGD	ANZ Securities	06/19/2019	—	(12,144)
2,032,880 USD	2,693,851 CAD	Canadian Imperial Bank of Commerce	06/19/2019	—	(39,007)
777,375 AUD	819,496 NZD	Citi	06/19/2019	—	(3,223)
3,193,503 AUD	2,266,080 USD	Citi	06/19/2019	49,693	—
853,000 AUD	590,108 USD	Citi	06/19/2019	—	(1,900)
4,637,500 BRL	1,202,250 USD	Citi	06/19/2019	22,049	—
1,569,500 BRL	395,880 USD	Citi	06/19/2019	—	(3,543)
620,000 CAD	4,034,754 NOK	Citi	06/19/2019	2,398	—
1,240,000 CAD	7,912,346 NOK	Citi	06/19/2019	—	(13,172)
2,957,391 CAD	2,214,500 USD	Citi	06/19/2019	25,567	—
831,000 CHF	835,578 USD	Citi	06/19/2019	4,368	—
2,265,269 CHF	2,244,636 USD	Citi	06/19/2019	—	(21,205)
285,203,000 CLP	423,256 USD	Citi	06/19/2019	21,396	—
700,336,500 COP	217,722 USD	Citi	06/19/2019	10,597	—
1,255,000 EUR	153,583,386 JPY	Citi	06/19/2019	15,194	—
9,928,337 EUR	11,311,015 USD	Citi	06/19/2019	204,926	—
630,000 EUR	703,263 USD	Citi	06/19/2019	—	(1,471)
265,609 GBP	310,000 EUR	Citi	06/19/2019	10,707	—
1,163,792 GBP	1,520,132 USD	Citi	06/19/2019	47,621	—
21,428 GBP	27,021 USD	Citi	06/19/2019	—	(91)
642,000 HKD	82,037 USD	Citi	06/19/2019	134	—
257,000 HKD	32,771 USD	Citi	06/19/2019	—	(15)
505,955,560 HUF	1,776,016 USD	Citi	06/19/2019	34,935	—
2,263,000 HUF	7,760 USD	Citi	06/19/2019	—	(28)
851,432,000 IDR	59,482 USD	Citi	06/19/2019	53	—
13,035,314,620 IDR	899,030 USD	Citi	06/19/2019	—	(10,822)
430,000 ILS	119,702 USD	Citi	06/19/2019	964	—
2,702,171 INR	38,808 USD	Citi	06/19/2019	68	—
31,694,697 INR	450,630 USD	Citi	06/19/2019	—	(3,763)
77,921,507 JPY	640,245 EUR	Citi	06/19/2019	—	(3,780)
423,745,081 JPY	3,833,765 USD	Citi	06/19/2019	—	(81,525)
5,519,737,988 KRW	4,903,715 USD	Citi	06/19/2019	261,758	—
42,216,762 MXN	2,182,916 USD	Citi	06/19/2019	34,710	—
1,944,929 MXN	98,344 USD	Citi	06/19/2019	—	(624)
2,008,005 NOK	310,000 CAD	Citi	06/19/2019	—	(128)
10,680,467 NOK	1,233,950 USD	Citi	06/19/2019	12,847	—
4,307,222 NOK	491,452 USD	Citi	06/19/2019	—	(995)
725,500 NZD	479,748 USD	Citi	06/19/2019	4,963	—
25,160,284 PHP	477,599 USD	Citi	06/19/2019	—	(4,353)
5,130,000 PLN	1,348,306 USD	Citi	06/19/2019	9,254	—
5,684,638 PLN	1,476,291 USD	Citi	06/19/2019	—	(7,535)
28,125,500 SEK	3,036,358 USD	Citi	06/19/2019	67,999	—
748,000 SEK	78,668 USD	Citi	06/19/2019	—	(276)
1,645,456 SGD	1,209,489 USD	Citi	06/19/2019	11,409	—
Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	27

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,750 SGD	4,897 USD	Citi	06/19/2019	—	(18)
34,746,500 TWD	1,128,617 USD	Citi	06/19/2019	28,355	—
542,119 USD	783,750 AUD	Citi	06/19/2019	1,827	—
1,536,496 USD	2,152,500 AUD	Citi	06/19/2019	—	(42,597)
639,564 USD	2,555,561 BRL	Citi	06/19/2019	10,803	—
165,398 USD	633,000 BRL	Citi	06/19/2019	—	(4,306)
55,916 USD	75,679 CAD	Citi	06/19/2019	98	—
1,882,757 USD	2,510,743 CAD	Citi	06/19/2019	—	(24,413)
490,004 USD	493,032 CHF	Citi	06/19/2019	3,152	—
3,277,317 USD	3,240,007 CHF	Citi	06/19/2019	—	(36,492)
18,973 USD	13,478,072 CLP	Citi	06/19/2019	18	—
255,348 USD	177,378,424 CLP	Citi	06/19/2019	—	(5,416)
163,510 USD	537,502,230 COP	Citi	06/19/2019	—	(4,543)
42,870 USD	38,395 EUR	Citi	06/19/2019	79	—
10,368,403 USD	9,104,426 EUR	Citi	06/19/2019	—	(183,963)
1,985 USD	1,572 GBP	Citi	06/19/2019	4	—
1,647,150 USD	1,255,572 GBP	Citi	06/19/2019	—	(58,513)
18,546 USD	145,500 HKD	Citi	06/19/2019	16	—
90,050 USD	705,000 HKD	Citi	06/19/2019	—	(110)
265,592 USD	77,574,374 HUF	Citi	06/19/2019	1,355	—
1,454,495 USD	405,216,141 HUF	Citi	06/19/2019	—	(60,075)
342,098 USD	4,915,592,548 IDR	Citi	06/19/2019	1,006	—
630,051 USD	8,971,154,072 IDR	Citi	06/19/2019	—	(3,873)
108,723 USD	389,250 ILS	Citi	06/19/2019	—	(1,238)
592,218 USD	42,011,896 INR	Citi	06/19/2019	10,087	—
115,906 USD	8,046,000 INR	Citi	06/19/2019	—	(554)
4,843,479 USD	531,939,669 JPY	Citi	06/19/2019	71,500	—
2,125,846 USD	2,532,302,599 KRW	Citi	06/19/2019	3,754	—
969,351 USD	1,149,417,657 KRW	Citi	06/19/2019	—	(2,720)
899,540 USD	17,786,152 MXN	Citi	06/19/2019	5,511	—
2,893,553 USD	55,844,271 MXN	Citi	06/19/2019	—	(51,910)
96,867 USD	848,875 NOK	Citi	06/19/2019	185	—
1,413,724 USD	12,086,811 NOK	Citi	06/19/2019	—	(31,833)
217,627 USD	334,002 NZD	Citi	06/19/2019	952	—
94,043 USD	140,995 NZD	Citi	06/19/2019	—	(1,773)
448,219 USD	23,524,375 PHP	Citi	06/19/2019	2,397	—
170,872 USD	8,902,125 PHP	Citi	06/19/2019	—	(349)
231,764 USD	891,000 PLN	Citi	06/19/2019	808	—
3,654,240 USD	13,857,496 PLN	Citi	06/19/2019	—	(37,105)
829,830 USD	7,958,686 SEK	Citi	06/19/2019	10,128	—
2,008,864 USD	18,449,000 SEK	Citi	06/19/2019	—	(61,760)
726,279 USD	981,000 SGD	Citi	06/19/2019	—	(11,999)
22,460 USD	709,898 TWD	Citi	06/19/2019	19	—
1,036,075 USD	31,906,694 TWD	Citi	06/19/2019	—	(25,737)
544,855 USD	8,026,000 ZAR	Citi	06/19/2019	5,093	—
2,751,134 USD	39,299,999 ZAR	Citi	06/19/2019	—	(58,265)
37,502,000 ZAR	2,599,319 USD	Citi	06/19/2019	29,650	—
11,830,500 ZAR	807,974 USD	Citi	06/19/2019	—	(2,662)
783,747 AUD	543,537 USD	Citi	09/18/2019	—	(1,863)
1,811,064 BRL	450,002 USD	Citi	09/18/2019	—	(7,291)
529,748 CAD	394,757 USD	Citi	09/18/2019	1,876	—
75,680 CAD	56,034 USD	Citi	09/18/2019	—	(93)
8,534 CHF	8,569 USD	Citi	09/18/2019	—	(40)
162,834,270 COP	48,091 USD	Citi	09/18/2019	179	—
23,037 EUR	26,006 USD	Citi	09/18/2019	42	—
38,395 EUR	43,195 USD	Citi	09/18/2019	—	(79)
1,568 GBP	2,000 USD	Citi	09/18/2019	8	—
1,568 GBP	1,989 USD	Citi	09/18/2019	—	(4)
28	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
265,000 HKD	33,819 USD	Citi	09/18/2019	—	(29)
77,574,372 HUF	267,164 USD	Citi	09/18/2019	—	(1,397)
482,500,000 IDR	32,883 USD	Citi	09/18/2019	—	(237)
40,752 ILS	11,366 USD	Citi	09/18/2019	43	—
217,182 JPY	1,994 USD	Citi	09/18/2019	—	(27)
306,305,656 KRW	258,801 USD	Citi	09/18/2019	148	—
2,144,139,592 KRW	1,805,857 USD	Citi	09/18/2019	—	(4,715)
1,163,808 NOK	133,842 USD	Citi	09/18/2019	411	—
775,874 NOK	88,782 USD	Citi	09/18/2019	—	(172)
83,500 NZD	54,854 USD	Citi	09/18/2019	98	—
334,000 NZD	218,073 USD	Citi	09/18/2019	—	(951)
1,053,500 PHP	19,991 USD	Citi	09/18/2019	—	(39)
4,109,682 SEK	430,787 USD	Citi	09/18/2019	—	(5,877)
1,000 SGD	729 USD	Citi	09/18/2019	—	—
1,701,792 TWD	54,215 USD	Citi	09/18/2019	178	—
1,419,792 TWD	45,027 USD	Citi	09/18/2019	—	(56)
39,015 USD	158,000 BRL	Citi	09/18/2019	880	—
747,802 USD	744,761 CHF	Citi	09/18/2019	3,503	—
27,144 USD	21,430 GBP	Citi	09/18/2019	89	—
81,927 USD	64,284 GBP	Citi	09/18/2019	—	(236)
31,075 USD	243,500 HKD	Citi	09/18/2019	27	—
12,968 USD	3,745,000 HUF	Citi	09/18/2019	—	(3)
116,615 USD	1,729,770,120 IDR	Citi	09/18/2019	2,122	—
297,749 USD	21,059,376 INR	Citi	09/18/2019	1,009	—
73,630 USD	8,022,200 JPY	Citi	09/18/2019	1,013	—
164,591 USD	194,081,500 KRW	Citi	09/18/2019	—	(703)
76,187 USD	1,529,928 MXN	Citi	09/18/2019	471	—
550,521 USD	10,709,496 MXN	Citi	09/18/2019	—	(13,912)
35,776 USD	310,500 NOK	Citi	09/18/2019	—	(177)
183,244 USD	9,688,288 PHP	Citi	09/18/2019	961	—
1,445,022 USD	5,549,146 PLN	Citi	09/18/2019	6,964	—
38,353 USD	364,000 SEK	Citi	09/18/2019	323	—
4,903 USD	6,750 SGD	Citi	09/18/2019	18	—
109,516 USD	1,605,000 ZAR	Citi	09/18/2019	—	(776)
6,019,500 ZAR	411,397 USD	Citi	09/18/2019	3,569	—
8,026,000 ZAR	538,913 USD	Citi	09/18/2019	—	(4,857)
80,868,432 CLP	115,242 USD	Citi	09/23/2019	1,376	—
13,478,072 CLP	18,961 USD	Citi	09/23/2019	—	(17)
3,539,800 CAD	2,658,536 USD	Goldman Sachs	06/14/2019	38,874	—
7,620,900 EUR	8,658,763 USD	Goldman Sachs	06/14/2019	137,580	—
1,370,900 GBP	1,820,927 USD	Goldman Sachs	06/14/2019	86,835	—
5,929,000 SEK	641,909 USD	Goldman Sachs	06/14/2019	16,413	—
5,961,200 SEK	624,632 USD	Goldman Sachs	06/14/2019	—	(4,261)
2,645,476 USD	3,539,800 CAD	Goldman Sachs	06/14/2019	—	(25,814)
273,540 USD	244,800 EUR	Goldman Sachs	06/14/2019	179	—
6,830,504 USD	6,053,400 EUR	Goldman Sachs	06/14/2019	—	(61,995)
536,036 USD	408,600 GBP	Goldman Sachs	06/14/2019	—	(19,186)
626,735 USD	5,929,000 SEK	Goldman Sachs	06/14/2019	—	(1,239)
2,776,623 CAD	2,090,502 USD	Goldman Sachs	06/19/2019	35,365	—
940,000 EUR	802,950 GBP	Goldman Sachs	06/19/2019	—	(35,559)
1,162,644 EUR	1,314,696 USD	Goldman Sachs	06/19/2019	14,133	—
820,000 GBP	1,073,894 USD	Goldman Sachs	06/19/2019	36,373	—
137,497,053 JPY	1,245,000 USD	Goldman Sachs	06/19/2019	—	(25,436)
31,073,796 MXN	1,605,234 USD	Goldman Sachs	06/19/2019	24,040	—
25,544,418 MXN	1,295,000 USD	Goldman Sachs	06/19/2019	—	(4,831)
3,934,210 NOK	620,000 CAD	Goldman Sachs	06/19/2019	9,097	—
5,737,854 NZD	3,961,922 USD	Goldman Sachs	06/19/2019	206,928	—
312,500 USD	417,847 CAD	Goldman Sachs	06/19/2019	—	(3,228)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	29

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,395,144 USD	7,362,962 EUR	Goldman Sachs	06/19/2019	—	(158,749)
406,050 USD	310,000 GBP	Goldman Sachs	06/19/2019	—	(13,817)
1,717,888 USD	33,805,277 MXN	Goldman Sachs	06/19/2019	2,299	—
315,000 USD	6,110,149 MXN	Goldman Sachs	06/19/2019	—	(4,084)
571,750 USD	838,095 NZD	Goldman Sachs	06/19/2019	—	(23,279)
8,649,942 MXN	442,611 USD	Goldman Sachs	09/18/2019	9,198	—
885,221 USD	17,683,539 MXN	Goldman Sachs	09/18/2019	827	—
320,000 EUR	274,648 GBP	HSBC	06/19/2019	—	(10,456)
2,554,080 EUR	2,919,840 USD	HSBC	06/19/2019	62,782	—
2,492,500 GBP	3,259,042 USD	HSBC	06/19/2019	105,358	—
17,018,851 JPY	153,485 USD	HSBC	06/19/2019	—	(3,765)
6,076,062 MXN	310,000 USD	HSBC	06/19/2019	819	—
3,204,593 SGD	2,364,401 USD	HSBC	06/19/2019	31,090	—
1,171,718 USD	1,036,804 EUR	HSBC	06/19/2019	—	(11,923)
1,830,456 USD	1,400,000 GBP	HSBC	06/19/2019	—	(59,079)
645,000 USD	12,750,650 MXN	HSBC	06/19/2019	3,819	—
1,401,243 USD	2,055,000 NZD	HSBC	06/19/2019	—	(56,400)
1,017,144 USD	1,376,653 SGD	HSBC	06/19/2019	—	(14,782)
3,423,497 AUD	2,411,034 USD	JPMorgan	06/19/2019	35,024	—
853,000 AUD	590,107 USD	JPMorgan	06/19/2019	—	(1,900)
4,637,500 BRL	1,202,264 USD	JPMorgan	06/19/2019	22,064	—
1,569,500 BRL	395,879 USD	JPMorgan	06/19/2019	—	(3,544)
310,000 CAD	1,977,932 NOK	JPMorgan	06/19/2019	—	(3,311)
1,650,000 CAD	1,228,873 USD	JPMorgan	06/19/2019	7,614	—
831,000 CHF	835,576 USD	JPMorgan	06/19/2019	4,367	—
2,265,261 CHF	2,244,597 USD	JPMorgan	06/19/2019	—	(21,236)
285,203,000 CLP	423,256 USD	JPMorgan	06/19/2019	21,396	—
700,336,500 COP	217,722 USD	JPMorgan	06/19/2019	10,597	—
320,000 EUR	274,040 GBP	JPMorgan	06/19/2019	—	(11,226)
4,201,995 EUR	4,799,143 USD	JPMorgan	06/19/2019	98,686	—
543,776 GBP	700,647 USD	JPMorgan	06/19/2019	12,624	—
21,430 GBP	27,023 USD	JPMorgan	06/19/2019	—	(91)
642,000 HKD	82,037 USD	JPMorgan	06/19/2019	135	—
257,000 HKD	32,771 USD	JPMorgan	06/19/2019	—	(15)
414,153,000 HUF	1,456,014 USD	JPMorgan	06/19/2019	30,841	—
2,263,000 HUF	7,760 USD	JPMorgan	06/19/2019	—	(28)
851,432,000 IDR	59,482 USD	JPMorgan	06/19/2019	53	—
13,035,314,620 IDR	899,029 USD	JPMorgan	06/19/2019	—	(10,823)
430,000 ILS	119,693 USD	JPMorgan	06/19/2019	956	—
2,702,171 INR	38,808 USD	JPMorgan	06/19/2019	68	—
31,694,697 INR	450,629 USD	JPMorgan	06/19/2019	—	(3,763)
389,030,201 JPY	3,513,760 USD	JPMorgan	06/19/2019	—	(80,774)
5,519,737,980 KRW	4,903,715 USD	JPMorgan	06/19/2019	261,759	—
25,679,496 MXN	1,332,371 USD	JPMorgan	06/19/2019	25,667	—
1,944,928 MXN	98,344 USD	JPMorgan	06/19/2019	—	(624)
24,621,750 NOK	2,889,490 USD	JPMorgan	06/19/2019	74,473	—
4,307,222 NOK	491,449 USD	JPMorgan	06/19/2019	—	(998)
2,265,442 NZD	1,496,672 USD	JPMorgan	06/19/2019	14,110	—
25,160,284 PHP	477,598 USD	JPMorgan	06/19/2019	—	(4,354)
5,130,000 PLN	1,348,304 USD	JPMorgan	06/19/2019	9,253	—
5,684,644 PLN	1,476,294 USD	JPMorgan	06/19/2019	—	(7,532)
28,125,500 SEK	3,036,287 USD	JPMorgan	06/19/2019	67,928	—
748,000 SEK	78,668 USD	JPMorgan	06/19/2019	—	(276)
972,000 SGD	715,736 USD	JPMorgan	06/19/2019	8,008	—
6,750 SGD	4,897 USD	JPMorgan	06/19/2019	—	(18)
34,746,500 TWD	1,128,612 USD	JPMorgan	06/19/2019	28,350	—
842,976 USD	1,218,747 AUD	JPMorgan	06/19/2019	2,871	—
2,082,178 USD	2,927,057 AUD	JPMorgan	06/19/2019	—	(50,713)
30	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
639,572 USD	2,555,561 BRL	JPMorgan	06/19/2019	10,794	—
165,399 USD	633,000 BRL	JPMorgan	06/19/2019	—	(4,306)
55,916 USD	75,679 CAD	JPMorgan	06/19/2019	98	—
837,635 USD	1,120,247 CAD	JPMorgan	06/19/2019	—	(8,476)
469,567 USD	472,593 CHF	JPMorgan	06/19/2019	3,145	—
3,297,846 USD	3,260,430 CHF	JPMorgan	06/19/2019	—	(36,593)
18,973 USD	13,478,071 CLP	JPMorgan	06/19/2019	18	—
255,349 USD	177,378,426 CLP	JPMorgan	06/19/2019	—	(5,417)
163,508 USD	537,502,230 COP	JPMorgan	06/19/2019	—	(4,541)
42,865 USD	38,390 EUR	JPMorgan	06/19/2019	79	—
5,785,313 USD	5,093,072 EUR	JPMorgan	06/19/2019	—	(88,074)
1,982 USD	1,570 GBP	JPMorgan	06/19/2019	4	—
818,268 USD	625,568 GBP	JPMorgan	06/19/2019	—	(26,756)
18,546 USD	145,500 HKD	JPMorgan	06/19/2019	16	—
90,050 USD	705,000 HKD	JPMorgan	06/19/2019	—	(110)
265,593 USD	77,574,369 HUF	JPMorgan	06/19/2019	1,354	—
1,134,510 USD	312,983,507 HUF	JPMorgan	06/19/2019	—	(57,479)
342,098 USD	4,915,592,549 IDR	JPMorgan	06/19/2019	1,006	—
630,052 USD	8,971,154,071 IDR	JPMorgan	06/19/2019	—	(3,874)
0 USD	1 ILS	JPMorgan	06/19/2019	—	—
108,727 USD	389,249 ILS	JPMorgan	06/19/2019	—	(1,242)
592,219 USD	42,011,898 INR	JPMorgan	06/19/2019	10,087	—
115,906 USD	8,046,000 INR	JPMorgan	06/19/2019	—	(555)
3,588,473 USD	393,713,210 JPY	JPMorgan	06/19/2019	49,331	—
2,125,849 USD	2,532,302,597 KRW	JPMorgan	06/19/2019	3,751	—
969,352 USD	1,149,417,657 KRW	JPMorgan	06/19/2019	—	(2,722)
333,346 USD	6,590,274 MXN	JPMorgan	06/19/2019	2,001	—
1,562,169 USD	30,213,724 MXN	JPMorgan	06/19/2019	—	(24,740)
96,867 USD	848,875 NOK	JPMorgan	06/19/2019	185	—
1,413,726 USD	12,086,811 NOK	JPMorgan	06/19/2019	—	(31,834)
217,623 USD	333,996 NZD	JPMorgan	06/19/2019	952	—
356,573 USD	526,005 NZD	JPMorgan	06/19/2019	—	(12,342)
448,219 USD	23,524,375 PHP	JPMorgan	06/19/2019	2,396	—
170,872 USD	8,902,125 PHP	JPMorgan	06/19/2019	—	(349)
231,765 USD	891,000 PLN	JPMorgan	06/19/2019	807	—
3,654,482 USD	13,857,504 PLN	JPMorgan	06/19/2019	—	(37,344)
829,786 USD	7,958,686 SEK	JPMorgan	06/19/2019	10,172	—
2,008,866 USD	18,449,000 SEK	JPMorgan	06/19/2019	—	(61,763)
726,280 USD	981,000 SGD	JPMorgan	06/19/2019	—	(11,999)
22,460 USD	709,898 TWD	JPMorgan	06/19/2019	19	—
1,036,077 USD	31,906,694 TWD	JPMorgan	06/19/2019	—	(25,739)
544,856 USD	8,026,000 ZAR	JPMorgan	06/19/2019	5,092	—
2,751,336 USD	39,299,999 ZAR	JPMorgan	06/19/2019	—	(58,466)
37,502,000 ZAR	2,599,316 USD	JPMorgan	06/19/2019	29,647	—
11,830,500 ZAR	807,973 USD	JPMorgan	06/19/2019	—	(2,663)
783,750 AUD	543,539 USD	JPMorgan	09/18/2019	—	(1,864)
1,811,058 BRL	449,992 USD	JPMorgan	09/18/2019	—	(7,299)
529,746 CAD	394,834 USD	JPMorgan	09/18/2019	1,954	—
75,678 CAD	56,032 USD	JPMorgan	09/18/2019	—	(93)
8,528 CHF	8,563 USD	JPMorgan	09/18/2019	—	(40)
162,834,270 COP	48,089 USD	JPMorgan	09/18/2019	177	—
23,034 EUR	26,003 USD	JPMorgan	09/18/2019	42	—
38,390 EUR	43,190 USD	JPMorgan	09/18/2019	—	(78)
1,572 GBP	2,005 USD	JPMorgan	09/18/2019	8	—
1,574 GBP	1,996 USD	JPMorgan	09/18/2019	—	(4)
265,000 HKD	33,819 USD	JPMorgan	09/18/2019	—	(29)
77,574,371 HUF	267,164 USD	JPMorgan	09/18/2019	—	(1,397)
482,500,000 IDR	32,883 USD	JPMorgan	09/18/2019	—	(237)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	31

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
40,748 ILS	11,369 USD	JPMorgan	09/18/2019	47	—
217,190 JPY	1,994 USD	JPMorgan	09/18/2019	—	(27)
306,305,658 KRW	258,801 USD	JPMorgan	09/18/2019	148	—
2,144,139,604 KRW	1,805,854 USD	JPMorgan	09/18/2019	—	(4,717)
1,163,814 NOK	133,842 USD	JPMorgan	09/18/2019	411	—
775,876 NOK	88,782 USD	JPMorgan	09/18/2019	—	(172)
83,500 NZD	54,854 USD	JPMorgan	09/18/2019	98	—
333,998 NZD	218,072 USD	JPMorgan	09/18/2019	—	(951)
1,053,500 PHP	19,991 USD	JPMorgan	09/18/2019	—	(39)
4,109,690 SEK	430,832 USD	JPMorgan	09/18/2019	—	(5,832)
1,000 SGD	729 USD	JPMorgan	09/18/2019	—	—
1,701,800 TWD	54,215 USD	JPMorgan	09/18/2019	177	—
1,419,800 TWD	45,027 USD	JPMorgan	09/18/2019	—	(56)
39,015 USD	158,000 BRL	JPMorgan	09/18/2019	880	—
747,820 USD	744,769 CHF	JPMorgan	09/18/2019	3,493	—
27,142 USD	21,428 GBP	JPMorgan	09/18/2019	88	—
81,915 USD	64,284 GBP	JPMorgan	09/18/2019	—	(224)
31,075 USD	243,500 HKD	JPMorgan	09/18/2019	27	—
12,968 USD	3,745,000 HUF	JPMorgan	09/18/2019	—	(3)
116,615 USD	1,729,770,120 IDR	JPMorgan	09/18/2019	2,122	—
297,749 USD	21,059,360 INR	JPMorgan	09/18/2019	1,009	—
73,631 USD	8,022,202 JPY	JPMorgan	09/18/2019	1,013	—
164,591 USD	194,081,500 KRW	JPMorgan	09/18/2019	—	(703)
76,187 USD	1,529,929 MXN	JPMorgan	09/18/2019	471	—
550,362 USD	10,709,499 MXN	JPMorgan	09/18/2019	—	(13,753)
35,776 USD	310,500 NOK	JPMorgan	09/18/2019	—	(177)
183,244 USD	9,688,280 PHP	JPMorgan	09/18/2019	961	—
1,445,016 USD	5,549,136 PLN	JPMorgan	09/18/2019	6,968	—
38,353 USD	364,000 SEK	JPMorgan	09/18/2019	323	—
4,903 USD	6,750 SGD	JPMorgan	09/18/2019	18	—
109,517 USD	1,605,000 ZAR	JPMorgan	09/18/2019	—	(776)
6,019,498 ZAR	411,396 USD	JPMorgan	09/18/2019	3,569	—
8,026,000 ZAR	538,912 USD	JPMorgan	09/18/2019	—	(4,858)
80,868,426 CLP	115,242 USD	JPMorgan	09/23/2019	1,375	—
13,478,071 CLP	18,961 USD	JPMorgan	09/23/2019	—	(17)
335,972 AUD	355,009 NZD	Morgan Stanley	06/19/2019	—	(849)
186,005 AUD	133,262 USD	Morgan Stanley	06/19/2019	4,169	—
974,832 CAD	742,311 USD	Morgan Stanley	06/19/2019	20,782	—
685,000 EUR	590,451 GBP	Morgan Stanley	06/19/2019	—	(19,179)
10,043,009 EUR	11,515,024 USD	Morgan Stanley	06/19/2019	280,660	—
872,091 GBP	1,005,000 EUR	Morgan Stanley	06/19/2019	20,789	—
81,121,490 JPY	733,697 USD	Morgan Stanley	06/19/2019	—	(15,844)
888,267 USD	1,185,248 CAD	Morgan Stanley	06/19/2019	—	(10,997)
1,639,415 USD	1,436,323 EUR	Morgan Stanley	06/19/2019	—	(32,709)
406,723 USD	310,000 GBP	Morgan Stanley	06/19/2019	—	(14,490)
320,000 USD	6,348,797 MXN	Morgan Stanley	06/19/2019	3,059	—
620,000 USD	11,801,484 MXN	Morgan Stanley	06/19/2019	—	(19,480)
370,479 USD	565,000 NZD	Morgan Stanley	06/19/2019	—	(729)
645,000 NZD	590,281 CAD	National Australia Bank	06/19/2019	14,797	—
940,000 NZD	620,076 USD	National Australia Bank	06/19/2019	4,917	—
300,354 CAD	330,000 NZD	RBC Capital Markets	06/19/2019	—	(6,349)
6,856,234 CAD	5,139,647 USD	RBC Capital Markets	06/19/2019	64,958	—
405,715 EUR	463,870 USD	RBC Capital Markets	06/19/2019	10,027	—
957,943 SGD	709,666 USD	RBC Capital Markets	06/19/2019	12,174	—
2,839,083 USD	3,771,584 CAD	RBC Capital Markets	06/19/2019	—	(47,519)
50,439 EUR	57,968 USD	Standard Chartered	06/19/2019	1,546	—
272,911 GBP	320,000 EUR	Standard Chartered	06/19/2019	12,654	—
1,695,663 GBP	2,244,364 USD	Standard Chartered	06/19/2019	98,894	—
32	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
97,459,335 JPY	890,617 USD	Standard Chartered	06/19/2019	—	(9,881)
1,293,165 NZD	1,240,000 AUD	Standard Chartered	06/19/2019	14,318	—
543,383 SGD	398,259 USD	Standard Chartered	06/19/2019	2,614	—
1,179,780 USD	1,033,660 EUR	Standard Chartered	06/19/2019	—	(23,501)
1,216,742 USD	930,000 GBP	Standard Chartered	06/19/2019	—	(40,042)
353,331 USD	484,685 SGD	Standard Chartered	06/19/2019	—	(424)
503,959 AUD	532,608 NZD	State Street	06/19/2019	—	(1,211)
2,588,879 CAD	1,931,673 USD	State Street	06/19/2019	15,497	—
310,000 EUR	266,173 GBP	State Street	06/19/2019	—	(9,994)
4,670,000 EUR	5,306,674 USD	State Street	06/19/2019	82,694	—
947,500 GBP	1,231,234 USD	State Street	06/19/2019	32,391	—
67,451,305 JPY	609,425 USD	State Street	06/19/2019	—	(13,807)
38,743,504 MXN	1,991,877 USD	State Street	06/19/2019	20,408	—
1,496,019 USD	2,004,786 CAD	State Street	06/19/2019	—	(12,162)
2,057,075 USD	1,803,196 EUR	State Street	06/19/2019	—	(39,975)
1,247,508 USD	950,000 GBP	State Street	06/19/2019	—	(45,502)
1,237,533 USD	24,405,840 MXN	State Street	06/19/2019	4,362	—
492,871 USD	9,670,697 MXN	State Street	06/19/2019	—	(776)
178,435 USD	1,563,000 NOK	State Street	06/19/2019	264	—
473,125 USD	696,137 NZD	State Street	06/19/2019	—	(17,555)
617,516 CAD	461,683 USD	State Street	06/20/2019	4,612	—
8,685,793 MXN	442,611 USD	State Street	09/18/2019	7,402	—
544,059 CAD	410,000 USD	TD Securities	06/19/2019	7,311	—
7,084,980 MXN	360,000 USD	TD Securities	06/19/2019	—	(520)
105,153 USD	140,427 CAD	TD Securities	06/19/2019	—	(1,215)
310,000 CAD	1,975,742 NOK	UBS	06/19/2019	—	(3,561)
1,291,478 EUR	1,464,863 USD	UBS	06/19/2019	20,183	—
56,433,649 JPY	513,699 USD	UBS	06/19/2019	—	(7,733)
2,006,757 NOK	310,000 CAD	UBS	06/19/2019	15	—
1,949,935 USD	1,725,279 EUR	UBS	06/19/2019	—	(19,994)
821,986 USD	625,000 GBP	UBS	06/19/2019	—	(31,194)
310,000 USD	34,352,030 JPY	UBS	06/19/2019	7,402	—
Total				3,785,220	(2,874,021)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	98	09/2019	EUR	24,586,975	10,828	—
3-Month Euro Euribor	10	09/2019	EUR	2,508,875	1,251	—
3-Month Euro Euribor	15	12/2019	EUR	3,763,875	4,856	—
3-Month Euro Euribor	19	03/2020	EUR	4,767,813	8,853	—
3-Month Euro Euribor	20	06/2020	EUR	5,018,500	11,056	—
3-Month Euro Euribor	18	09/2020	EUR	4,515,975	12,333	—
3-Month Euro Euribor	17	12/2020	EUR	4,264,025	13,756	—
3-Month Euro Euribor	10	03/2021	EUR	2,507,500	6,889	—
3-Month Euro Swiss Franc	2	12/2019	CHF	503,950	410	—
3-Month Euro Swiss Franc	2	03/2020	CHF	504,050	422	—
90-Day Sterling	326	09/2019	GBP	40,424,000	19,988	—
90-Day Sterling	19	09/2019	GBP	2,356,000	3,834	—
90-Day Sterling	16	12/2019	GBP	1,983,300	2,897	—
90-Day Sterling	14	03/2020	GBP	1,736,175	4,115	—
90-Day Sterling	13	06/2020	GBP	1,612,325	4,244	—
90-Day Sterling	12	09/2020	GBP	1,488,000	3,939	—
90-Day Sterling	12	12/2020	GBP	1,487,550	3,999	—
90-Day Sterling	11	03/2021	GBP	1,363,656	3,903	—
Amsterdam Index	2	06/2019	EUR	216,112	—	(3,282)
Amsterdam Index	12	06/2019	EUR	1,296,672	—	(13,084)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	33

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	183	06/2019	AUD	25,983,202	588,808	—
Australian 10-Year Bond	31	06/2019	AUD	4,401,526	112,429	—
Australian 3-Year Bond	255	06/2019	AUD	29,177,391	174,181	—
Australian 3-Year Bond	120	06/2019	AUD	13,730,537	101,471	—
Banker’s Acceptance	7	09/2019	CAD	1,716,488	3,355	—
Banker’s Acceptance	6	12/2019	CAD	1,472,100	2,215	—
Brent Crude	10	06/2019	USD	619,900	—	(76,721)
Brent Crude	15	06/2019	USD	929,850	—	(137,252)
British Pound	45	06/2019	USD	3,555,844	—	(148,741)
CAC40 Index	22	06/2019	EUR	1,140,700	—	(12,246)
CAC40 Index	25	06/2019	EUR	1,296,250	—	(23,263)
Canadian Dollar	5	06/2019	USD	369,925	—	(5,810)
Canadian Government 10-Year Bond	100	09/2019	CAD	14,285,000	193,182	—
Canadian Government 10-Year Bond	7	09/2019	CAD	999,950	8,628	—
Cocoa	2	09/2019	USD	48,120	—	(938)
Corn	13	12/2019	USD	288,438	—	(2,118)
DAX Index	2	06/2019	EUR	586,300	—	(35,223)
DJIA Mini E	5	06/2019	USD	620,500	—	(26,159)
DJIA Mini E	11	06/2019	USD	1,365,100	—	(67,632)
EURO STOXX 50	48	06/2019	EUR	1,572,000	—	(26,490)
EURO STOXX 50	20	06/2019	EUR	655,000	—	(32,630)
Euro-Bobl	79	09/2019	EUR	10,574,940	330	—
Euro-BTP	20	06/2019	EUR	2,601,600	14,280	—
Euro-Bund	53	09/2019	EUR	9,051,340	—	(2,816)
Euro-Buxl 30-Year	24	09/2019	EUR	4,702,560	185	—
Euro-Buxl 30-Year	1	09/2019	EUR	195,940	—	(102)
Eurodollar 90-Day	455	09/2019	USD	111,190,625	247,114	—
Eurodollar 90-Day	76	09/2019	USD	18,572,500	59,962	—
Eurodollar 90-Day	69	12/2019	USD	16,888,613	78,807	—
Eurodollar 90-Day	62	03/2020	USD	15,207,825	87,849	—
Eurodollar 90-Day	63	06/2020	USD	15,471,225	105,101	—
Eurodollar 90-Day	68	09/2020	USD	16,711,850	123,335	—
Eurodollar 90-Day	73	12/2020	USD	17,941,575	136,954	—
Eurodollar 90-Day	75	03/2021	USD	18,436,875	129,853	—
Euro-OAT	57	09/2019	EUR	9,232,290	7,870	—
Euro-Schatz	50	09/2019	EUR	5,605,000	819	—
Euro-Schatz	159	09/2019	EUR	17,823,900	—	(697)
FTSE 100 Index	19	06/2019	GBP	1,358,690	—	(7,649)
FTSE 100 Index	8	06/2019	GBP	572,080	—	(23,212)
FTSE China A50 Index	61	06/2019	USD	766,008	3,496	—
FTSE/MIB Index	2	06/2019	EUR	197,960	—	(17,248)
Gas Oil	6	07/2019	USD	346,500	—	(32,790)
Gas Oil	16	07/2019	USD	924,000	—	(93,420)
IBEX 35 Index	1	06/2019	EUR	89,756	—	(2,594)
IBEX 35 Index	4	06/2019	EUR	359,024	—	(3,679)
Indian Rupee	25	06/2019	USD	715,300	—	(830)
Lean Hogs	2	08/2019	USD	69,300	—	(5,537)
Long Gilt	101	09/2019	GBP	13,094,650	89,328	—
Long Gilt	13	09/2019	GBP	1,685,450	6,770	—
Mexican Peso	263	06/2019	USD	6,672,310	—	(152,780)
MSCI Singapore IX ETS	4	06/2019	SGD	139,580	—	(2,199)
MSCI Taiwan Index	15	06/2019	USD	569,850	6,503	—
MSCI Taiwan Index	7	06/2019	USD	265,930	4,826	—
NASDAQ 100 E-mini	8	06/2019	USD	1,141,360	—	(78,185)
NASDAQ 100 E-mini	19	06/2019	USD	2,710,730	—	(151,991)
New Zealand Dollar	5	06/2019	USD	327,300	—	(16,089)
NY Harbor ULSD Heat Oil	2	06/2019	USD	154,594	—	(18,377)
OMXS30 Index	46	06/2019	SEK	6,944,850	—	(34,439)
34	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
OMXS30 Index	83	06/2019	SEK	12,530,925	—	(62,899)
RBOB Gasoline	11	06/2019	USD	818,387	—	(113,494)
S&P 500 E-mini	12	06/2019	USD	1,651,560	—	(63,026)
S&P 500 E-mini	12	06/2019	USD	1,651,560	—	(68,547)
S&P/TSX 60 Index	13	06/2019	CAD	2,498,600	9,875	—
S&P/TSX 60 Index	42	06/2019	CAD	8,072,400	—	(18,891)
Short Term Euro-BTP	56	06/2019	EUR	6,210,960	15,128	—
SPI 200 Index	51	06/2019	AUD	8,162,550	120,841	—
SPI 200 Index	21	06/2019	AUD	3,361,050	73,028	—
U.S. Long Bond	72	09/2019	USD	11,067,750	263,017	—
U.S. Treasury 10-Year Note	180	09/2019	USD	22,815,000	300,362	—
U.S. Treasury 2-Year Note	302	09/2019	USD	64,830,907	283,110	—
U.S. Treasury 5-Year Note	303	09/2019	USD	35,562,258	323,920	—
U.S. Treasury 5-Year Note	17	09/2019	USD	1,995,242	21,005	—
U.S. Ultra Treasury Bond	58	09/2019	USD	10,195,313	242,410	—
Total					4,057,920	(1,583,080)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	(173)	06/2019	USD	(12,011,390)	112,819	—
British Pound	(172)	06/2019	USD	(13,591,225)	201,129	—
Canadian Dollar	(156)	06/2019	USD	(11,541,660)	122,184	—
Cocoa	(2)	07/2019	USD	(48,000)	—	(89)
Cocoa	(1)	07/2019	GBP	(17,850)	—	(829)
Coffee	(10)	07/2019	USD	(392,250)	—	(41,522)
Coffee	(20)	09/2019	USD	(803,250)	—	(17,747)
Copper	(1)	06/2019	USD	(145,500)	3,472	—
Copper	(38)	07/2019	USD	(2,508,000)	82,514	—
Copper	(8)	09/2019	USD	(1,166,500)	59,724	—
Corn	(2)	07/2019	USD	(42,700)	—	(4,674)
Cotton	(3)	07/2019	USD	(102,120)	—	(2,928)
Cotton	(24)	12/2019	USD	(804,840)	—	(3,225)
Euro FX	(232)	06/2019	USD	(32,442,300)	393,832	—
FTSE/JSE Top 40 Index	(1)	06/2019	ZAR	(496,790)	—	(149)
FTSE/JSE Top 40 Index	(9)	06/2019	ZAR	(4,471,110)	—	(5,877)
FTSE/MIB Index	(1)	06/2019	EUR	(98,980)	3,783	—
Gold 100 oz.	(70)	08/2019	USD	(9,177,700)	—	(196,544)
Hang Seng Index	(8)	06/2019	HKD	(10,686,800)	20,457	—
H-Shares Index	(18)	06/2019	HKD	(9,223,200)	3,033	—
H-Shares Index	(11)	06/2019	HKD	(5,636,400)	2,458	—
Japanese Yen	(66)	06/2019	USD	(7,620,113)	—	(187,681)
KOSPI 200 Index	(13)	06/2019	KRW	(856,375,000)	27,390	—
Live Cattle	(11)	08/2019	USD	(453,530)	13,481	—
MSCI EAFE Index Future	(4)	06/2019	USD	(363,580)	695	—
MSCI Emerging Markets Index	(21)	06/2019	USD	(1,050,210)	—	(878)
Natural Gas	(77)	06/2019	USD	(1,889,580)	133,440	—
New Zealand Dollar	(128)	06/2019	USD	(8,378,880)	65,652	—
Nickel	(1)	06/2019	USD	(71,877)	468	—
Nickel	(10)	09/2019	USD	(722,100)	9,783	—
Platinum	(18)	07/2019	USD	(714,780)	6,131	—
Primary Aluminum	(5)	06/2019	USD	(222,188)	1,173	—
Primary Aluminum	(39)	09/2019	USD	(1,755,975)	80,065	—
Russell 2000 E-mini	(7)	06/2019	USD	(513,275)	13,936	—
Russell 2000 E-mini	(8)	06/2019	USD	(586,600)	12,125	—
S&P Mid 400 E-mini	(1)	06/2019	USD	(181,020)	3,198	—
Silver	(44)	07/2019	USD	(3,204,740)	67,304	—
Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	35

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
South African Rand	(51)	06/2019	USD	(1,746,113)	—	(3,392)
Soybean	(41)	07/2019	USD	(1,799,388)	30,838	—
Soybean Meal	(45)	07/2019	USD	(1,445,850)	—	(52,228)
Soybean Oil	(66)	07/2019	USD	(1,092,564)	69,758	—
Sugar #11	(63)	06/2019	USD	(853,776)	—	(952)
Sugar #11	(104)	09/2019	USD	(1,447,846)	—	(46,372)
Swiss Franc	(77)	06/2019	USD	(9,633,663)	—	(41,344)
TOPIX Index	(24)	06/2019	JPY	(361,440,000)	128,706	—
TOPIX Index	(4)	06/2019	JPY	(60,240,000)	8,640	—
U.S. Long Bond	(3)	09/2019	USD	(461,156)	—	(3,922)
U.S. Treasury Ultra 10-Year Note	(54)	09/2019	USD	(7,373,531)	—	(53,771)
U.S. Ultra Treasury Bond	(14)	09/2019	USD	(2,460,938)	—	(58,328)
Wheat	(8)	07/2019	USD	(189,200)	—	(15,867)
Wheat	(37)	07/2019	USD	(930,550)	—	(67,389)
WTI Crude	(6)	06/2019	USD	(321,000)	19,068	—
Zinc	(5)	09/2019	USD	(313,688)	5,033	—
Zinc	(2)	09/2019	USD	(125,475)	707	—
Total					1,702,996	(805,708)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
BB&T Corp.	Goldman Sachs	USD	331,925	71	50.00	06/21/2019	2,808	888
BB&T Corp.	Goldman Sachs	USD	1,421,200	304	57.50	09/20/2019	14,840	3,648
Centene Corp.	Goldman Sachs	USD	617,925	107	60.00	06/21/2019	13,676	21,667
Centene Corp.	Goldman Sachs	USD	144,375	25	57.50	06/21/2019	9,205	7,500
Chemical Financial Corp.	Goldman Sachs	USD	772,344	204	55.00	06/21/2019	8,620	510
DXC Technology Co.	Goldman Sachs	USD	627,528	132	55.00	09/20/2019	41,863	13,860
Fidelity National Information Services, Inc.	Goldman Sachs	USD	469,170	39	135.00	07/19/2019	1,389	1,852
Multi-Color Corp.	Goldman Sachs	USD	59,688	12	50.00	07/19/2019	730	90
Occidental Petroleum Corp.	Goldman Sachs	USD	1,786,743	359	55.00	08/16/2019	85,286	40,387
QEP Resources, Inc.	Goldman Sachs	USD	109,869	159	9.00	07/19/2019	5,420	1,193
Rent-A-Center, Inc	Goldman Sachs	USD	272,004	114	20.00	06/21/2019	13,004	44,460
WellCare Health Plans, Inc.	Goldman Sachs	USD	331,428	12	290.00	06/21/2019	3,393	4,440
WellCare Health Plans, Inc.	Goldman Sachs	USD	524,761	19	300.00	06/21/2019	4,515	3,325
WellCare Health Plans, Inc.	Goldman Sachs	USD	800,951	29	310.00	06/21/2019	6,836	1,668
Total							211,585	145,488

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Anadarko Petroleum Corp.	Goldman Sachs	USD	8,409,215	1,195	65.00	08/16/2019	177,248	152,362
Avaya Holdings Corp.	Goldman Sachs	USD	45,288	36	10.00	07/19/2019	930	1,260
Avaya Holdings Corp.	Goldman Sachs	USD	342,176	272	12.50	08/16/2019	29,385	40,120
Avaya Holdings Corp.	Goldman Sachs	USD	176,120	140	10.00	08/16/2019	10,236	8,750
Fox Corp.	Goldman Sachs	USD	743,353	211	37.00	07/19/2019	25,802	50,112
Herc Holdings, Inc.	Goldman Sachs	USD	108,896	32	35.00	06/21/2019	6,535	7,040
Herc Holdings, Inc.	Goldman Sachs	USD	142,926	42	30.00	06/21/2019	3,811	1,785
Johnson Controls International PLC	Goldman Sachs	USD	909,072	236	45.00	06/14/2019	149,201	154,580
LiveRamp Holdings, Inc.	Goldman Sachs	USD	570,318	111	50.00	08/16/2019	28,205	36,075
LogMeIn, Inc.	Goldman Sachs	USD	632,104	88	75.00	06/21/2019	20,626	34,760
Luxoft Holding, Inc.	Goldman Sachs	USD	2,665,491	463	45.00	07/19/2019	21,376	15,048
Mellanox Technologies Ltd.	Goldman Sachs	USD	1,174,646	107	105.00	12/20/2019	30,085	51,895
Mellanox Technologies Ltd.	Goldman Sachs	USD	1,372,250	125	90.00	12/20/2019	10,504	33,750
Perspecta, Inc.	Goldman Sachs	USD	399,464	184	20.00	06/21/2019	5,985	6,900
Red Hat, Inc.	Goldman Sachs	USD	350,170	19	165.00	09/20/2019	6,640	2,280
36	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Red Hat, Inc.	Goldman Sachs	USD	147,440	8	170.00	01/17/2020	3,247	1,880
Rent-A-Center, Inc.	Goldman Sachs	USD	847,030	355	23.00	06/21/2019	31,298	25,738
Versum Materials, Inc.	Goldman Sachs	USD	318,370	62	40.00	06/21/2019	14,889	155
WellCare Health Plans, Inc.	Goldman Sachs	USD	1,077,141	39	250.00	09/20/2019	39,885	27,495
Wyndham Hotels & Resorts, Inc.	Goldman Sachs	USD	346,710	65	50.00	06/21/2019	2,329	2,275
Zayo Group Holdings, Inc.	Goldman Sachs	USD	281,220	86	25.00	06/21/2019	14,763	215
Total							632,980	654,475

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Avaya Holdings Corp.	Goldman Sachs	USD	(176,120)	(140)	17.50	8/16/2019	(4,258)	(4,900)
DXC Technology Co.	Goldman Sachs	USD	(627,528)	(132)	65.00	9/20/2019	(7,981)	(2,640)
Johnson Controls International PLC	Goldman Sachs	USD	(454,536)	(118)	45.00	6/14/2019	(450)	(531)
Total							(12,689)	(8,071)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Rent-A-Center, Inc	Goldman Sachs	USD	(23,860)	(10)	15.00	06/21/2019	(292)	(25)
Rent-A-Center, Inc	Goldman Sachs	USD	(23,860)	(10)	16.00	06/21/2019	(492)	(25)
Rent-A-Center, Inc	Goldman Sachs	USD	(23,860)	(10)	17.00	06/21/2019	(792)	(50)
WellCare Health Plans, Inc.	Goldman Sachs	USD	(1,077,141)	(39)	220.00	09/20/2019	(10,134)	(10,530)
Total							(11,710)	(10,630)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Air Liquide SA	1-Week EURIBOR plus 0.450%	Monthly	Goldman Sachs	10/12/2019	EUR	7,706	(526)	—	—	—	—	(526)
Total return on Air Liquide SA	1-Week EURIBOR plus 0.450%	Monthly	Goldman Sachs	10/12/2019	EUR	29,163	(1,992)	(2)	—	—	—	(1,994)
Total return on Air Liquide SA	1-Week EURIBOR plus 0.450%	Monthly	Goldman Sachs	10/12/2019	EUR	29,638	(2,025)	(2)	—	—	—	(2,027)
Total return on Air Liquide SA	1-Week EURIBOR plus 0.450%	Monthly	Goldman Sachs	10/12/2019	EUR	59,038	(4,033)	(4)	—	—	—	(4,037)
Total return on Air Liquide SA	1-Week EURIBOR plus 0.450%	Monthly	Goldman Sachs	10/12/2019	EUR	96,263	(6,576)	(7)	—	—	—	(6,583)
Total return on Air Liquide SA	1-Week EURIBOR plus 0.450%	Monthly	Goldman Sachs	10/12/2019	EUR	112,267	(7,669)	(8)	—	—	—	(7,677)
Total							(22,821)	(23)	—	—	—	(22,844)

Total return swap contracts on futures
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl Sep 19	Barclays	09/2019	EUR	8,299,320	—	—	51	—
Euro-Bund Sep 19	Barclays	09/2019	EUR	3,586,380	—	—	3,220	—
Euro-Buxl 30-Year Sep 19	Barclays	09/2019	EUR	195,940	—	—	—	(229)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	37

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Total return swap contracts on futures (continued)
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Schatz Sep 19	Barclays	09/2019	EUR	6,838,100	—	—	—	(657)
Japanese 10-Year Government Bond Jun 19	Barclays	06/2019	JPY	1,072,400,000	—	—	29,432	—
Long Gilt Sep 19	Barclays	09/2019	GBP	2,333,700	—	—	11,022	—
Coffee Jul 19	Citi	07/2019	USD	(784,500)	—	—	—	(69,993)
Corn Jul 19	Citi	07/2019	USD	(918,050)	—	—	—	(125,079)
Cotton Jul 19	Citi	07/2019	USD	(136,160)	—	—	21,184	—
Primary Aluminum Jun 19	Citi	06/2019	USD	(177,750)	—	—	9,125	—
Primary Aluminum Sep 19	Citi	09/2019	USD	(135,075)	—	—	—	(875)
Soybean Jul 19	Citi	07/2019	USD	(2,545,475)	—	—	6,080	—
Soybean Meal Jul 19	Citi	07/2019	USD	(514,080)	—	—	—	(14,286)
Soybean Oil Jul 19	Citi	07/2019	USD	(331,080)	—	—	13,271	—
Wheat Jul 19	Citi	07/2019	USD	(729,350)	—	—	—	(61,248)
Swiss Market Index Jun 19	JPMorgan	06/2019	CHF	951,600	—	—	—	(893)
Total					—	—	93,385	(273,260)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Week EURIBOR	Euro Interbank Offered Rate	(0.392%)
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2019, the total value of these securities amounted to $85,703,451, which represents 17.06% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2019.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2019.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2019, the total value of these securities amounted to $1,806,661, which represents 0.36% of total net assets.
(g)	Non-income producing investment.
(h)	Valuation based on significant unobservable inputs.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Zero coupon bond.
(m)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2019.
(n)	Principal and interest may not be guaranteed by the government.
(o)	The stated interest rate represents the weighted average interest rate at May 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(p)	The rate shown is the seven-day current annualized yield at May 31, 2019.
38	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(q)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	129,624,362	408,700,689	(429,262,448)	109,062,603	(724)	1,071	2,071,216	109,051,697
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
FGIC	Financial Guaranty Insurance Corporation
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	39

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Consolidated Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	26,072,519	—	—	26,072,519
Commercial Mortgage-Backed Securities - Agency	—	15,023,468	—	—	15,023,468
Commercial Mortgage-Backed Securities - Non-Agency	—	9,697,649	—	—	9,697,649
40	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Common Stocks
Communication Services	3,946,335	1,755,943	69,925	—	5,772,203
Consumer Discretionary	3,778,280	828,843	—	—	4,607,123
Consumer Staples	451,560	649,674	31,764	—	1,132,998
Energy	8,599,355	—	—	—	8,599,355
Financials	274,436	—	—	—	274,436
Health Care	11,170,379	—	8	—	11,170,387
Industrials	16,277,247	—	—	—	16,277,247
Information Technology	31,434,611	—	1,719,880	—	33,154,491
Materials	595,707	1,210,286	—	—	1,805,993
Real Estate	4,445,694	—	—	—	4,445,694
Total Common Stocks	80,973,604	4,444,746	1,821,577	—	87,239,927
Convertible Bonds	—	5,070,705	—	—	5,070,705
Convertible Preferred Stocks
Health Care	—	447,524	—	—	447,524
Industrials	—	690,558	—	—	690,558
Real Estate	—	307,342	—	—	307,342
Utilities	170,549	1,166,060	—	—	1,336,609
Total Convertible Preferred Stocks	170,549	2,611,484	—	—	2,782,033
Corporate Bonds & Notes	—	115,075,668	—	—	115,075,668
Foreign Government Obligations	—	31,630,898	—	—	31,630,898
Limited Partnerships
Energy	2,297,152	—	—	—	2,297,152
Utilities	3,077,858	—	—	—	3,077,858
Total Limited Partnerships	5,375,010	—	—	—	5,375,010
Municipal Bonds	—	1,850,981	—	—	1,850,981
Preferred Debt	217,386	—	—	—	217,386
Preferred Stocks
Financials	886,972	—	—	—	886,972
Residential Mortgage-Backed Securities - Agency	—	2,177,231	—	—	2,177,231
Residential Mortgage-Backed Securities - Non-Agency	—	40,721,432	—	—	40,721,432
Senior Loans	—	105,581	213,390	—	318,971
Treasury Bills	30,130,500	—	—	—	30,130,500
U.S. Government & Agency Obligations	—	859,275	—	—	859,275
U.S. Treasury Obligations	10,947,653	—	—	—	10,947,653
Warrants
Information Technology	—	—	13,118	—	13,118
Options Purchased Calls	145,488	—	—	—	145,488
Options Purchased Puts	654,475	—	—	—	654,475
Money Market Funds	—	—	—	109,051,697	109,051,697
Total Investments in Securities	129,501,637	255,341,637	2,048,085	109,051,697	495,943,056
Investments in Securities Sold Short
Common Stocks
Communication Services	(184,134)	—	—	—	(184,134)
Consumer Discretionary	(989,162)	—	—	—	(989,162)
Energy	(1,890,696)	—	—	—	(1,890,696)
Health Care	(4,548,254)	—	—	—	(4,548,254)
Industrials	(7,855,199)	—	—	—	(7,855,199)
Information Technology	(9,981,284)	—	—	—	(9,981,284)
Materials	(962,225)	—	—	—	(962,225)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	41

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	(3,673,693)	—	—	—	(3,673,693)
Utilities	(2,334,940)	—	—	—	(2,334,940)
Total Common Stocks	(32,419,587)	—	—	—	(32,419,587)
Equity Funds	(399,778)	—	—	—	(399,778)
Exchange-Traded Funds	(2,079,134)	—	—	—	(2,079,134)
Rights	—	—	(28,034)	—	(28,034)
Total Investments in Securities Sold Short	(34,898,499)	—	(28,034)	—	(34,926,533)
Total Investments in Securities, Net of Securities Sold Short	94,603,138	255,341,637	2,020,051	109,051,697	461,016,523
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	3,785,220	—	—	3,785,220
Futures Contracts	5,760,916	—	—	—	5,760,916
Swap Contracts	—	93,385	—	—	93,385
Liability
Forward Foreign Currency Exchange Contracts	—	(2,874,021)	—	—	(2,874,021)
Futures Contracts	(2,388,788)	—	—	—	(2,388,788)
Options Contracts Written	(18,701)	—	—	—	(18,701)
Swap Contracts	—	(296,104)	—	—	(296,104)
Total	97,956,565	256,050,117	2,020,051	109,051,697	465,078,430
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 2 and 3 during the period.
Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently
Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
322,722	1,786,855	1,786,855	322,722
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 08/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 05/31/2019 ($)
Common Stocks	7,285,304	–	(7,143,009)	7,589,709	1,750,964	(7,661,391)	–	–	1,821,577
Senior Loans	–	–	5	1,072	212,850	(537)	–	–	213,390
Warrants	43,662	–	1,561	(30,544)	–	(1,561)	–	–	13,118
Rights	–	–	(3,271)	–	(24,763)	–	–	–	(28,034)
Total	7,328,966	–	(7,144,714)	7,560,237	1,939,051	(7,663,489)	–	–	2,020,051
42	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
(a) Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2019 was $(120,339), which is comprised of Common Stocks of $(90,867), Senior Loans of $1,072 and Warrants of $(30,544).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks, rights, senior loans and warrants classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities deemed comparable, the subscription price of the security, closing prices of similar securities from the issuer and single market quotations from broker dealers. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	43

Portfolio of Investments
Columbia Global Energy and Natural Resources Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.1%
Issuer	Shares	Value ($)
Australia 0.8%
BHP Group Ltd.	51,346	1,334,229
Canada 8.0%
Canadian Natural Resources Ltd.	95,052	2,567,586
First Quantum Minerals Ltd.	137,031	997,621
Suncor Energy, Inc.	174,799	5,386,489
TC Energy Corp.	97,056	4,731,444
Total		13,683,140
France 5.8%
Air Liquide SA	19,209	2,388,446
Arkema SA	20,453	1,715,099
Total SA	112,916	5,854,427
Total		9,957,972
Germany 3.1%
BASF SE	63,144	4,167,116
Covestro AG	24,940	1,089,824
Total		5,256,940
Japan 2.6%
Mitsubishi Chemical Holdings Corp.	336,700	2,194,257
Mitsui Chemicals, Inc.	53,400	1,165,137
Teijin Ltd.	63,900	1,038,712
Total		4,398,106
Netherlands 0.5%
LyondellBasell Industries NV, Class A	11,443	849,643
Switzerland 0.9%
Clariant AG, Registered Shares(a)	88,253	1,605,758
United Kingdom 18.5%
BP PLC	1,500,134	10,164,559
Rio Tinto PLC	197,332	11,315,580
Royal Dutch Shell PLC, Class A	333,468	10,329,215
Total		31,809,354
United States 53.9%
Albemarle Corp.	20,086	1,271,444
Alcoa Corp.(a)	37,250	789,327
Anadarko Petroleum Corp.	11,809	830,999
Avery Dennison Corp.	23,100	2,403,786
Common Stocks (continued)
Issuer	Shares	Value ($)
Baker Hughes, Inc.	72,670	1,555,865
Celanese Corp., Class A	28,844	2,738,161
Chevron Corp.	120,248	13,690,235
Cimarex Energy Co.	29,881	1,708,894
ConocoPhillips Co.	119,687	7,056,745
Continental Resources, Inc.(a)	61,442	2,150,470
Delek U.S. Holdings, Inc.	35,660	1,091,553
Diamondback Energy, Inc.	32,933	3,229,410
Dow, Inc.	67,272	3,145,639
DuPont de Nemours, Inc.	149,026	4,548,274
Eastman Chemical Co.	32,906	2,136,258
Exxon Mobil Corp.	176,619	12,499,327
FMC Corp.	44,601	3,275,943
Freeport-McMoRan, Inc.	185,092	1,797,243
Halliburton Co.	116,793	2,486,523
Livent Corp.(a)	102,172	645,727
Marathon Petroleum Corp.	75,437	3,469,348
Noble Energy, Inc.	103,798	2,221,277
Nucor Corp.	30,665	1,471,920
Olympic Steel, Inc.	58,330	722,125
Owens-Illinois, Inc.	109,522	1,752,352
Patterson-UTI Energy, Inc.	135,810	1,443,660
Steel Dynamics, Inc.	102,953	2,589,268
Valero Energy Corp.	47,962	3,376,525
WestRock Co.	10,860	354,036
Williams Companies, Inc. (The)	151,730	4,002,637
WPX Energy, Inc.(a)	174,563	1,878,298
Total		92,333,269
Total Common Stocks (Cost $163,107,603)		161,228,411

Exchange-Traded Funds 3.1%
	Shares	Value ($)
United States 3.1%
VanEck Vectors Gold Miners ETF	245,027	5,290,133
Total Exchange-Traded Funds (Cost $4,441,115)		5,290,133

Columbia Global Energy and Natural Resources Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Global Energy and Natural Resources Fund, May 31, 2019 (Unaudited)
Limited Partnerships 1.6%
Issuer	Shares	Value ($)
United States 1.6%
Enterprise Products Partners LP	75,313	2,100,480
Rattler Midstream LP(a)	39,170	733,262
Total		2,833,742
Total Limited Partnerships (Cost $2,951,531)		2,833,742

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(b),(c)	668,843	668,776
Total Money Market Funds (Cost $668,776)		668,776
Total Investments in Securities (Cost $171,169,025)		170,021,062
Other Assets & Liabilities, Net		1,330,026
Net Assets		$171,351,088
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	494,066	20,366,510	(20,191,733)	668,843	10	—	27,309	668,776
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
2	Columbia Global Energy and Natural Resources Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Energy and Natural Resources Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	1,334,229	—	—	1,334,229
Canada	13,683,140	—	—	—	13,683,140
France	—	9,957,972	—	—	9,957,972
Germany	—	5,256,940	—	—	5,256,940
Japan	—	4,398,106	—	—	4,398,106
Netherlands	849,643	—	—	—	849,643
Switzerland	—	1,605,758	—	—	1,605,758
Columbia Global Energy and Natural Resources Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Global Energy and Natural Resources Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
United Kingdom	—	31,809,354	—	—	31,809,354
United States	92,333,269	—	—	—	92,333,269
Total Common Stocks	106,866,052	54,362,359	—	—	161,228,411
Exchange-Traded Funds	5,290,133	—	—	—	5,290,133
Limited Partnerships
United States	2,833,742	—	—	—	2,833,742
Total Limited Partnerships	2,833,742	—	—	—	2,833,742
Money Market Funds	—	—	—	668,776	668,776
Total Investments in Securities	114,989,927	54,362,359	—	668,776	170,021,062
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Global Energy and Natural Resources Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 10.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	3.742%	20,750,000	20,149,682
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	9.147%	12,000,000	11,874,072
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	4.047%	11,200,000	11,092,682
ARES XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A3R
3-month USD LIBOR + 1.500% 10/15/2030	4.097%	25,000,000	24,622,675
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	4.092%	32,414,000	32,123,506
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	9,600,000	9,688,230
Babson CLO Ltd.(a),(b)
Series 2015-2A Class B2R
3-month USD LIBOR + 1.590% 10/20/2030	4.182%	38,425,000	38,078,522
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.600% 04/20/2031	4.192%	8,686,000	8,602,649
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	4.017%	11,725,000	11,614,011
Carlyle Global Market Strategies CLO Ltd.(a),(b),(c)
Series 2015-4A Class A2R
3-month USD LIBOR + 1.800% 07/20/2032	4.500%	14,400,000	14,400,000
CLUB Credit Trust(a)
Series 2018-NP1 Class C
05/15/2024	4.740%	10,000,000	10,064,540
Conn’s Receivables Funding LLC(a)
Series 2019-A Class A
10/16/2023	3.400%	13,667,184	13,697,798
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-A Class B
10/16/2023	4.360%	7,700,000	7,721,670
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	22,914,685	23,000,700
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class B
07/25/2024	4.280%	10,560,000	10,583,119
Dryden XXVIII Senior Loan Fund(a),(b)
Series 2013-28A Class A2LR
3-month USD LIBOR + 1.650% 08/15/2030	4.168%	23,650,000	23,463,425
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	5.492%	6,000,000	6,045,810
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	6.692%	9,500,000	9,515,818
Morgan Stanley Resecuritization Pass-Through Trust(a),(d)
Series 2018-SC1 Class B
09/18/2023	1.000%	9,665,000	9,471,700
OHA Credit Partners XIV Ltd.(a),(b)
Series 2017-14A Class B
3-month USD LIBOR + 1.500% 01/21/2030	4.092%	24,000,000	23,776,776
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	4.333%	14,700,000	14,567,568
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	4.042%	18,500,000	18,328,949
Pagaya AI Debt Selection Trust(a),(d)
Series 2019-1 Class A
06/15/2026	3.690%	29,800,000	29,935,031
Palmer Square Loan Funding Ltd.(a),(b)
Series 2019-2A Class A2
3-month USD LIBOR + 1.600% Floor 1.600% 04/20/2027	4.123%	22,000,000	21,999,626
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	15,000,000	15,071,179
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-1A Class C
06/17/2024	4.870%	12,900,000	13,103,189
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	10,000,000	10,074,678
Prosper Marketplace Issuance Trust(a),(c)
Series 2019-3A Class A
07/15/2025	3.190%	10,000,000	9,999,626
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	4.297%	14,200,000	14,158,706
Series 2017-1A Class DR
3-month USD LIBOR + 6.500% 07/15/2029	9.097%	5,000,000	4,984,245
SoFi Professional Loan Program LLC(a),(d),(e),(f),(g)
Series 2015-D Class RC
10/26/2037	0.000%	25	7,548,117
Series 2016-A Class RIO
01/25/2038	0.000%	20	4,759,468
Series 2016-A Class RPO
01/25/2038	0.000%	20	7,711,999
Voya CLO Ltd.(a),(b)
Series 2017-4A Class B
3-month USD LIBOR + 1.450% 10/15/2030	4.047%	14,400,000	14,142,989
Total Asset-Backed Securities — Non-Agency (Cost $523,673,776)			505,972,755

Commercial Mortgage-Backed Securities - Non-Agency 4.5%

BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	5.390%	9,200,000	9,190,963
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2035	4.690%	10,000,000	9,990,646
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% Floor 2.900% 06/15/2035	5.340%	18,350,000	18,319,346
CALI Mortgage Trust(a),(h)
Series 2019-101C Class F
03/10/2039	4.324%	9,200,000	9,226,057
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	3.840%	12,970,000	12,952,947
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	5.440%	4,000,000	4,004,152
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	4,000,000	3,903,098
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	9,920,000	8,807,540
Hilton U.S.A. Trust(a),(h)
Series 2016-HHV Class F
11/05/2038	4.194%	28,590,000	27,682,705
Hilton U.S.A. Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	9,700,000	9,891,816
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 12/17/2036	4.690%	10,494,422	10,520,705
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	13,000,000	13,363,081
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	9,500,000	9,695,666
RETL (a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	4.584%	15,600,000	15,600,351
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	3.940%	10,941,000	10,938,409
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	5.340%	13,795,000	13,868,086
Series 2018-NYCH Class F
1-month USD LIBOR + 3.821% Floor 3.821% 02/15/2032	6.261%	11,783,000	11,829,563

The accompanying Notes to Financial Statements are an integral part of this statement.
2	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.650% Floor 1.650% 12/15/2034	4.090%	9,790,000	9,755,434
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $202,179,754)			209,540,565

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Cincinnati Bell, Inc.(i)	300	1,920
Media 0.0%
Clear Channel Outdoor Holdings, Inc.(i)	28,207	143,292
Cumulus Media, Inc., Class A(i)	9,225	147,600
Tribune Media Co.	1,338	61,949
Tribune Publishing Co.(i)	198	1,944
Total		354,785
Total Communication Services		356,705
Consumer Discretionary 0.0%
Auto Components 0.0%
Delphi Technologies PLC	438	6,684
Specialty Retail 0.0%
David’s Bridal, Inc.(i)	11,031	56,992
Total Consumer Discretionary		63,676
Energy 0.0%
Energy Equipment & Services 0.0%
Fieldwood Energy LLC(i)	8,596	275,072
Total Energy		275,072
Materials 0.0%
Chemicals 0.0%
LyondellBasell Industries NV, Class A	2	148
Metals & Mining 0.0%
Aleris International, Inc.(d),(i)	3,721	85,583
Total Materials		85,731
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.0%
Independent Power and Renewable Electricity Producers 0.0%
Vistra Energy Corp.(i)	21,925	17,321
Total Utilities		17,321
Total Common Stocks (Cost $861,084)		798,505

Corporate Bonds & Notes(j) 40.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
Bombardier, Inc.(a)
12/01/2024	7.500%	410,000	407,216
03/15/2025	7.500%	1,795,000	1,747,549
04/15/2027	7.875%	441,000	424,721
TransDigm, Inc.
07/15/2024	6.500%	4,172,000	4,161,854
05/15/2025	6.500%	579,000	574,922
06/15/2026	6.375%	3,652,000	3,587,338
TransDigm, Inc.(a)
03/15/2026	6.250%	7,097,000	7,252,566
03/15/2027	7.500%	2,361,000	2,381,609
Total			20,537,775
Automotive 0.3%
Ford Motor Co.
01/15/2043	4.750%	2,750,000	2,273,840
Ford Motor Credit Co. LLC
11/02/2020	2.343%	8,310,000	8,203,923
IAA Spinco, Inc.(a),(c)
06/15/2027	5.500%	482,000	488,981
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	1,369,000	1,397,040
05/15/2027	8.500%	1,331,000	1,325,609
Total			13,689,393
Banking 3.4%
Ally Financial, Inc.
11/01/2031	8.000%	4,229,000	5,367,045
Bank of America Corp.(k)
01/20/2028	3.824%	26,390,000	27,110,948
Capital One Financial Corp.
01/31/2028	3.800%	11,421,000	11,425,329
Citigroup, Inc.(k)
03/20/2030	3.980%	5,175,000	5,353,584
Goldman Sachs Group, Inc. (The)(k)
05/01/2029	4.223%	36,370,000	37,783,265

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(k)
05/06/2030	3.702%	30,255,000	30,916,919
Morgan Stanley(k)
01/23/2030	4.431%	9,039,000	9,699,760
Wells Fargo & Co.
10/23/2026	3.000%	17,435,000	17,250,015
01/24/2029	4.150%	11,710,000	12,355,174
Total			157,262,039
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a)
07/15/2025	6.875%	2,589,000	2,513,663
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	383,000	395,258
Total			2,908,921
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	4,171,000	4,289,431
05/15/2026	5.875%	2,602,000	2,644,243
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	2,207,000	2,291,550
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	4,613,000	4,366,062
Cemex SAB de CV(a)
05/05/2025	6.125%	3,300,000	3,409,237
Core & Main LP(a)
08/15/2025	6.125%	2,178,000	2,166,433
James Hardie International Finance DAC(a)
01/15/2025	4.750%	798,000	796,950
01/15/2028	5.000%	773,000	749,781
Total			20,713,687
Cable and Satellite 2.4%
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	613,000	626,591
02/15/2026	5.750%	3,586,000	3,722,153
05/01/2026	5.500%	80,000	81,834
05/01/2027	5.125%	5,385,000	5,400,848
05/01/2027	5.875%	766,000	792,163
02/01/2028	5.000%	2,860,000	2,831,529
Comcast Corp.
08/15/2047	4.000%	7,413,000	7,399,857
CSC Holdings LLC(a)
12/15/2021	5.125%	1,569,000	1,569,653
07/15/2023	5.375%	4,057,000	4,119,238
10/15/2025	6.625%	404,000	424,154
10/15/2025	10.875%	2,105,000	2,392,545
02/01/2028	5.375%	7,072,000	7,089,998
04/01/2028	7.500%	5,244,000	5,576,145
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/2029	6.500%	1,559,000	1,649,947
DISH DBS Corp.
11/15/2024	5.875%	4,222,000	3,791,276
07/01/2026	7.750%	6,748,000	6,183,159
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	2,585,000	2,517,242
Quebecor Media, Inc.
01/15/2023	5.750%	4,930,000	5,152,442
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	612,000	618,121
02/15/2025	6.625%	2,610,000	2,553,679
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	2,316,000	2,334,299
07/15/2026	5.375%	1,521,000	1,533,341
08/01/2027	5.000%	574,000	566,148
Sky PLC(a)
09/16/2024	3.750%	12,889,000	13,470,500
Unitymedia GmbH(a)
01/15/2025	6.125%	1,264,000	1,297,792
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	6,801,000	6,950,819
Viasat, Inc.(a)
04/15/2027	5.625%	796,000	805,786
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	8,162,000	8,126,250
08/15/2026	5.500%	1,878,000	1,889,140
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	5,305,000	5,160,826
Ziggo BV(a)
01/15/2027	5.500%	5,961,000	5,810,866
Total			112,438,341
Chemicals 1.0%
Alpha 2 BV(a)
06/01/2023	8.750%	2,125,000	2,084,089
Angus Chemical Co.(a)
02/15/2023	8.750%	2,564,000	2,564,295
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	2,759,000	2,734,150
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	2,475,000	2,467,085
Chemours Co. (The)
05/15/2023	6.625%	797,000	795,126
Elementia SAB de CV(a)
01/15/2025	5.500%	3,300,000	3,222,975
INEOS Group Holdings SA(a)
08/01/2024	5.625%	2,104,000	2,054,348

The accompanying Notes to Financial Statements are an integral part of this statement.
4	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LYB International Finance BV
03/15/2044	4.875%	4,790,000	4,768,852
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	5,877,000	5,963,944
PQ Corp.(a)
11/15/2022	6.750%	5,633,000	5,804,469
12/15/2025	5.750%	2,815,000	2,805,747
Sasol Financing International Ltd.
11/14/2022	4.500%	2,166,000	2,205,917
Sasol Financing USA LLC
03/27/2024	5.875%	4,742,000	5,017,325
SPCM SA(a)
09/15/2025	4.875%	1,621,000	1,573,137
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	4,311,000	4,225,504
Total			48,286,963
Construction Machinery 0.2%
H&E Equipment Services, Inc.
09/01/2025	5.625%	2,917,000	2,907,832
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	627,000	637,669
United Rentals North America, Inc.
07/15/2025	5.500%	1,376,000	1,410,750
09/15/2026	5.875%	3,303,000	3,423,414
12/15/2026	6.500%	2,510,000	2,664,352
Total			11,044,017
Consumer Cyclical Services 0.2%
APX Group, Inc.
12/01/2020	8.750%	1,637,000	1,538,161
12/01/2022	7.875%	4,450,000	4,128,269
09/01/2023	7.625%	1,055,000	843,844
APX Group, Inc.(a)
11/01/2024	8.500%	1,464,000	1,386,074
frontdoor, Inc.(a)
08/15/2026	6.750%	808,000	848,507
Total			8,744,855
Consumer Products 0.4%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	882,000	891,250
01/15/2027	7.750%	1,180,000	1,232,614
Mattel, Inc.(a)
12/31/2025	6.750%	1,730,000	1,705,754
Prestige Brands, Inc.(a)
03/01/2024	6.375%	4,790,000	4,928,388
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resideo Funding, Inc.(a)
11/01/2026	6.125%	429,000	442,421
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	2,204,000	2,288,288
Spectrum Brands, Inc.
07/15/2025	5.750%	4,159,000	4,225,573
Valvoline, Inc.
07/15/2024	5.500%	885,000	899,971
08/15/2025	4.375%	2,603,000	2,503,584
Total			19,117,843
Diversified Manufacturing 0.3%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	629,000	643,135
CFX Escrow Corp.(a)
02/15/2024	6.000%	563,000	582,313
02/15/2026	6.375%	675,000	704,970
Gates Global LLC/Co.(a)
07/15/2022	6.000%	1,407,000	1,400,782
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	532,000	559,305
TriMas Corp.(a)
10/15/2025	4.875%	1,265,000	1,257,380
United Technologies Corp.
11/16/2028	4.125%	5,700,000	6,057,270
WESCO Distribution, Inc.
06/15/2024	5.375%	852,000	867,229
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	1,862,000	1,956,014
Total			14,028,398
Electric 4.6%
AES Corp. (The)
03/15/2023	4.500%	549,000	554,058
05/15/2023	4.875%	1,340,000	1,347,224
05/15/2026	6.000%	2,171,000	2,284,836
09/01/2027	5.125%	1,783,000	1,823,939
Calpine Corp.
01/15/2025	5.750%	1,601,000	1,555,253
Calpine Corp.(a)
06/01/2026	5.250%	1,333,000	1,306,659
Clearway Energy Operating LLC
08/15/2024	5.375%	4,194,000	4,165,460
09/15/2026	5.000%	2,926,000	2,829,638
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	860,000	861,590

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp.
03/01/2024	3.875%	7,500,000	7,788,937
02/15/2027	2.950%	5,675,000	5,557,527
03/31/2043	4.700%	3,979,000	4,368,926
DTE Energy Co.
06/01/2024	3.500%	6,660,000	6,831,202
10/01/2026	2.850%	27,095,000	26,299,979
Duke Energy Corp.
10/15/2023	3.950%	6,925,000	7,252,726
09/01/2026	2.650%	2,185,000	2,111,588
08/15/2027	3.150%	8,276,000	8,226,923
09/01/2046	3.750%	9,273,000	8,692,659
Emera U.S. Finance LP
06/15/2046	4.750%	15,730,000	16,540,913
Energuate Trust(a)
05/03/2027	5.875%	5,000,000	5,014,555
Indiana Michigan Power Co.
07/01/2047	3.750%	7,010,000	6,849,793
Light Servicos de Eletricidade SA/Energia SA(a)
05/03/2023	7.250%	5,200,000	5,293,153
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	7,429,000	7,215,379
NRG Energy, Inc.
05/15/2026	7.250%	1,696,000	1,838,325
01/15/2027	6.625%	3,130,000	3,330,592
NRG Energy, Inc.(a)
06/15/2029	5.250%	1,328,000	1,363,829
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	3,103,000	3,144,683
PPL Capital Funding, Inc.
05/15/2026	3.100%	5,700,000	5,599,600
Progress Energy, Inc.
04/01/2022	3.150%	8,094,000	8,187,769
Southern Co. (The)
07/01/2046	4.400%	19,385,000	19,880,442
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	3,697,000	3,554,654
Vistra Energy Corp.
11/01/2024	7.625%	1,643,000	1,727,838
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	887,000	910,285
02/15/2027	5.625%	3,017,000	3,105,332
WEC Energy Group, Inc.
06/15/2025	3.550%	4,810,000	4,981,804
Xcel Energy, Inc.
12/01/2026	3.350%	4,600,000	4,684,631
06/15/2028	4.000%	14,060,000	14,969,823
Total			212,052,524
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.1%
GFL Environmental, Inc.(a)
03/01/2023	5.375%	599,000	585,503
05/01/2027	8.500%	1,335,000	1,363,664
Hulk Finance Corp.(a)
06/01/2026	7.000%	426,000	410,455
Total			2,359,622
Finance Companies 1.3%
Avolon Holdings Funding Ltd.(a)
10/01/2023	5.125%	3,899,000	4,024,540
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	9,440,000	9,343,381
11/15/2035	4.418%	26,545,000	25,174,508
iStar, Inc.
04/01/2022	6.000%	2,394,000	2,430,982
Navient Corp.
03/25/2021	5.875%	913,000	932,228
01/25/2022	7.250%	1,039,000	1,096,590
06/15/2022	6.500%	1,411,000	1,468,792
01/25/2023	5.500%	1,000,000	998,519
03/25/2024	6.125%	664,000	676,834
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	2,955,000	2,774,766
Quicken Loans, Inc.(a)
05/01/2025	5.750%	6,581,000	6,505,845
Springleaf Finance Corp.
03/15/2023	5.625%	1,892,000	1,942,435
03/15/2024	6.125%	3,299,000	3,419,173
03/15/2025	6.875%	77,000	80,586
01/15/2028	6.625%	626,000	633,959
Total			61,503,138
Food and Beverage 2.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	26,307,000	27,357,149
Anheuser-Busch InBev Worldwide, Inc.
01/23/2059	5.800%	4,725,000	5,463,796
Aramark Services, Inc.
01/15/2024	5.125%	799,000	807,812
B&G Foods, Inc.
06/01/2021	4.625%	1,814,000	1,814,025
04/01/2025	5.250%	3,003,000	2,915,655
Bacardi Ltd.(a)
05/15/2048	5.300%	26,230,000	26,376,180
Conagra Brands, Inc.
11/01/2048	5.400%	8,215,000	8,611,801

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	330,000	333,864
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,733,000	1,446,464
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,166,000	2,225,186
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	31,674,000	27,856,966
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	727,000	727,130
11/01/2026	4.875%	3,211,000	3,231,043
Molson Coors Brewing Co.
07/15/2046	4.200%	5,492,000	5,017,634
Post Holdings, Inc.(a)
03/01/2025	5.500%	742,000	750,380
08/15/2026	5.000%	3,107,000	3,044,661
03/01/2027	5.750%	5,851,000	5,881,068
01/15/2028	5.625%	1,161,000	1,151,046
Total			125,011,860
Gaming 1.0%
Boyd Gaming Corp.
04/01/2026	6.375%	1,664,000	1,716,519
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	1,239,000	1,213,205
Eldorado Resorts, Inc.
04/01/2025	6.000%	4,115,000	4,198,617
09/15/2026	6.000%	1,304,000	1,346,512
International Game Technology PLC(a)
02/15/2022	6.250%	1,298,000	1,345,467
02/15/2025	6.500%	3,062,000	3,236,133
01/15/2027	6.250%	1,312,000	1,363,283
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	2,230,000	2,285,003
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	899,000	929,590
09/01/2026	4.500%	3,056,000	2,979,664
01/15/2028	4.500%	1,287,000	1,221,596
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	1,530,000	1,577,874
MGM Resorts International
12/15/2021	6.625%	2,043,000	2,179,117
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	725,000	714,771
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	2,940,000	2,977,150
Scientific Games International, Inc.
12/01/2022	10.000%	1,932,000	2,033,324
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(a)
10/15/2025	5.000%	5,902,000	5,806,677
03/15/2026	8.250%	3,513,000	3,535,922
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	1,766,000	1,818,563
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	2,695,000	2,649,576
Total			45,128,563
Health Care 3.0%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	972,000	975,361
03/01/2024	6.500%	2,077,000	2,130,101
Avantor, Inc.(a)
10/01/2025	9.000%	3,915,000	4,298,596
Becton Dickinson and Co.
06/06/2027	3.700%	26,720,000	27,306,477
Cardinal Health, Inc.
06/15/2047	4.368%	14,400,000	12,830,342
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	2,929,000	2,830,451
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	1,779,000	1,856,088
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	1,937,000	1,845,359
CVS Health Corp.
03/25/2048	5.050%	24,025,000	24,424,608
DaVita, Inc.
08/15/2022	5.750%	1,747,000	1,765,780
Halfmoon Parent, Inc.(a)
12/15/2048	4.900%	15,670,000	16,001,295
HCA, Inc.
02/15/2022	7.500%	3,328,000	3,639,301
09/01/2028	5.625%	3,225,000	3,366,413
02/01/2029	5.875%	1,375,000	1,457,070
Hologic, Inc.(a)
10/15/2025	4.375%	2,189,000	2,166,628
02/01/2028	4.625%	2,416,000	2,366,970
IQVIA, Inc.(a)
05/15/2023	4.875%	1,351,000	1,375,568
05/15/2027	5.000%	1,687,000	1,710,876
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	3,928,000	3,909,743
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	403,000	399,603
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	3,679,000	3,720,444

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	870,000	882,877
Teleflex, Inc.
06/01/2026	4.875%	539,000	549,139
11/15/2027	4.625%	1,903,000	1,882,301
Tenet Healthcare Corp.
04/01/2022	8.125%	826,000	864,330
06/15/2023	6.750%	761,000	757,072
07/15/2024	4.625%	3,428,000	3,408,138
05/01/2025	5.125%	1,317,000	1,307,105
08/01/2025	7.000%	1,768,000	1,742,528
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	2,554,000	2,610,502
Universal Health Services, Inc.(a)
06/01/2026	5.000%	3,040,000	3,112,051
Total			137,493,117
Healthcare Insurance 0.3%
Centene Corp.
01/15/2025	4.750%	2,202,000	2,240,075
Centene Corp.(a)
06/01/2026	5.375%	4,546,000	4,721,517
WellCare Health Plans, Inc.
04/01/2025	5.250%	4,087,000	4,145,906
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	3,154,000	3,234,313
Total			14,341,811
Home Construction 0.2%
Lennar Corp.
11/15/2024	5.875%	1,191,000	1,268,790
06/01/2026	5.250%	2,550,000	2,629,754
06/15/2027	5.000%	971,000	984,320
Meritage Homes Corp.
04/01/2022	7.000%	673,000	722,337
06/06/2027	5.125%	2,223,000	2,167,367
Shea Homes LP/Funding Corp.(a)
04/01/2023	5.875%	304,000	302,528
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	1,265,000	1,296,625
03/01/2024	5.625%	695,000	698,451
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	137,000	135,824
Total			10,205,996
Independent Energy 1.3%
Callon Petroleum Co.
10/01/2024	6.125%	532,000	527,594
07/01/2026	6.375%	4,223,000	4,161,855
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	3,673,000	3,403,156
Centennial Resource Production LLC(a)
01/15/2026	5.375%	1,776,000	1,707,219
04/01/2027	6.875%	1,776,000	1,762,779
Chesapeake Energy Corp.
10/01/2026	7.500%	2,570,000	2,253,746
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	6,182,000	5,918,783
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	1,218,000	1,055,049
02/01/2026	5.625%	517,000	405,869
Gran Tierra Energy International Holdings Ltd.(a)
02/15/2025	6.250%	1,550,000	1,469,113
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	1,369,000	1,234,611
Jagged Peak Energy LLC
05/01/2026	5.875%	2,143,000	2,070,556
Matador Resources Co.
09/15/2026	5.875%	2,497,000	2,470,325
MEG Energy Corp.(a)
01/15/2025	6.500%	2,185,000	2,104,957
Noble Energy, Inc.
11/15/2043	5.250%	2,725,000	2,860,939
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	1,271,000	1,307,751
08/15/2025	5.250%	2,621,000	2,572,758
10/15/2027	5.625%	5,307,000	5,244,468
QEP Resources, Inc.
03/01/2026	5.625%	883,000	799,843
SM Energy Co.
06/01/2025	5.625%	642,000	561,435
09/15/2026	6.750%	2,458,000	2,175,330
01/15/2027	6.625%	2,160,000	1,900,523
Tullow Oil PLC(a)
03/01/2025	7.000%	3,550,000	3,551,619
WPX Energy, Inc.
01/15/2022	6.000%	1,014,000	1,030,324
09/15/2024	5.250%	2,400,000	2,376,000
06/01/2026	5.750%	4,393,000	4,364,169
Total			59,290,771
Integrated Energy 0.1%
Cenovus Energy, Inc.
09/15/2043	5.200%	4,525,000	4,374,218
Lukoil International Finance BV(a)
04/24/2023	4.563%	2,166,000	2,220,157
Total			6,594,375

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Leisure 0.1%
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%		1,163,000	1,170,072
03/15/2026	5.625%		724,000	746,473
Viking Cruises Ltd.(a)
09/15/2027	5.875%		1,779,000	1,727,240
Total				3,643,785
Life Insurance 2.1%
Assicurazioni Generali SpA(a),(k)
Subordinated
06/08/2048	5.000%	EUR	8,600,000	10,098,797
Brighthouse Financial, Inc.
06/22/2047	4.700%		85,000	67,549
Five Corners Funding Trust(a)
11/15/2023	4.419%		22,756,000	24,201,802
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%		9,685,000	10,714,854
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/01/2077	4.900%		6,700,000	7,589,499
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%		25,683,000	26,436,385
Teachers Insurance & Annuity Association of America, Subordinated(a)
09/15/2044	4.900%		8,875,000	10,195,485
05/15/2047	4.270%		2,739,000	2,915,811
Voya Financial, Inc.
06/15/2046	4.800%		5,875,000	6,301,848
Total				98,522,030
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2026	5.125%		1,139,000	1,150,425
Marriott Ownership Resorts, Inc.(a)
09/15/2026	6.500%		419,000	434,414
Total				1,584,839
Media and Entertainment 0.7%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%		5,010,000	5,352,504
Discovery Communications LLC
09/20/2047	5.200%		955,000	956,846
05/15/2049	5.300%		661,000	666,236
iHeartCommunications, Inc.
05/01/2026	6.375%		1,250,936	1,301,725
05/01/2027	8.375%		2,903,320	3,043,478
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.
06/01/2024	6.375%	1,949,000	2,043,558
Netflix, Inc.
02/15/2025	5.875%	1,129,000	1,199,076
04/15/2028	4.875%	4,534,000	4,491,398
11/15/2028	5.875%	3,566,000	3,753,215
Netflix, Inc.(a)
05/15/2029	6.375%	1,817,000	1,978,955
11/15/2029	5.375%	2,599,000	2,639,620
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	5,331,000	5,409,083
Total			32,835,694
Metals and Mining 0.6%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	876,000	896,576
09/30/2026	7.000%	694,000	721,760
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	3,058,000	3,179,433
Constellium NV(a)
03/01/2025	6.625%	1,472,000	1,506,607
02/15/2026	5.875%	5,123,000	5,096,084
Freeport-McMoRan, Inc.
11/14/2024	4.550%	956,000	928,998
03/15/2043	5.450%	5,436,000	4,654,216
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	534,000	542,888
01/15/2025	7.625%	4,066,000	4,067,655
Novelis Corp.(a)
08/15/2024	6.250%	910,000	926,514
09/30/2026	5.875%	4,288,000	4,183,270
Total			26,704,001
Midstream 3.1%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	2,082,000	2,096,053
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	1,793,000	1,856,693
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	2,322,000	2,351,473
DCP Midstream Operating LP
05/15/2029	5.125%	1,644,000	1,654,211
04/01/2044	5.600%	7,581,000	7,130,029
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	1,539,000	1,540,013
Enterprise Products Operating LLC
02/15/2045	5.100%	6,635,000	7,296,058
05/15/2046	4.900%	3,310,000	3,557,955

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	3,977,000	4,109,311
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	20,248,000	20,460,624
Kinder Morgan, Inc.
02/15/2046	5.050%	8,725,000	8,881,937
MPLX LP
04/15/2048	4.700%	5,970,000	5,718,663
NGPL PipeCo LLC(a)
08/15/2022	4.375%	683,000	691,395
12/15/2037	7.768%	2,643,000	3,256,932
NuStar Logistics LP
06/01/2026	6.000%	988,000	985,262
04/28/2027	5.625%	2,219,000	2,157,569
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	21,154,000	19,690,059
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	2,320,000	2,334,530
Star Energy Geothermal Wayang Windu Ltd.(a)
04/24/2033	6.750%	4,406,800	4,336,155
Sunoco LP/Finance Corp.
01/15/2023	4.875%	732,000	739,230
02/15/2026	5.500%	2,023,000	2,043,366
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	459,000	468,341
01/15/2028	5.500%	2,091,000	2,099,320
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	2,654,000	2,667,270
01/15/2028	5.000%	9,572,000	9,217,195
Targa Resources Partners LP/Finance Corp.(a)
07/15/2027	6.500%	482,000	502,551
01/15/2029	6.875%	1,287,000	1,373,234
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	2,330,000	2,251,910
Western Gas Partners LP
08/15/2048	5.500%	3,460,000	3,307,999
Williams Companies, Inc. (The)
09/15/2045	5.100%	17,334,000	17,932,595
Total			142,707,933
Natural Gas 0.7%
NiSource, Inc.
02/15/2043	5.250%	4,755,000	5,514,326
05/15/2047	4.375%	9,098,000	9,385,324
Sempra Energy
06/15/2024	3.550%	6,059,000	6,205,070
06/15/2027	3.250%	10,850,000	10,570,873
Total			31,675,593
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.2%
Apergy Corp.
05/01/2026	6.375%	2,495,000	2,581,035
Calfrac Holdings LP(a)
06/15/2026	8.500%	1,154,000	840,043
Nabors Industries, Inc.
02/01/2025	5.750%	3,337,000	2,740,945
Rowan Companies, Inc.
01/15/2024	4.750%	1,109,000	822,400
SESI LLC
09/15/2024	7.750%	1,147,000	746,125
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	1,099,980	1,105,285
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	775,000	795,996
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	1,087,000	1,077,489
Total			10,709,318
Other Industry 0.1%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	3,148,000	3,111,644
WeWork Companies, Inc.(a)
05/01/2025	7.875%	532,000	489,200
Total			3,600,844
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	1,043,000	1,051,583
03/15/2027	5.375%	4,505,000	4,668,306
Total			5,719,889
Packaging 0.8%
ARD Finance SA PIK
09/15/2023	7.125%	1,208,000	1,189,574
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2023	4.625%	2,310,000	2,310,767
05/15/2024	7.250%	2,355,000	2,454,897
02/15/2025	6.000%	5,086,000	5,045,688
Berry Global Escrow Corp.(a),(c)
07/15/2026	4.875%	1,245,000	1,238,522
07/15/2027	5.625%	1,143,000	1,153,254
Berry Global, Inc.
07/15/2023	5.125%	4,020,000	4,060,437
BWAY Holding Co.(a)
04/15/2024	5.500%	2,539,000	2,485,407
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	1,435,000	1,302,346

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novolex (a)
01/15/2025	6.875%	654,000	586,147
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	1,527,000	1,597,915
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	5,964,858	5,973,173
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	2,299,000	2,302,097
07/15/2024	7.000%	3,073,000	3,097,212
Total			34,797,436
Pharmaceuticals 1.3%
AbbVie, Inc.
11/14/2048	4.875%	12,530,000	12,597,211
Allergan Funding SCS
06/15/2044	4.850%	4,120,000	4,029,352
Amgen, Inc.
06/15/2051	4.663%	7,245,000	7,490,091
Bausch Health Companies, Inc.(a)
05/15/2023	5.875%	2,306,000	2,317,530
03/15/2024	7.000%	881,000	922,140
04/15/2025	6.125%	1,504,000	1,472,270
11/01/2025	5.500%	1,973,000	1,988,674
04/01/2026	9.250%	3,605,000	3,908,433
01/31/2027	8.500%	2,535,000	2,676,281
01/15/2028	7.000%	1,333,000	1,319,435
Bristol-Myers Squibb Co.(a)
10/26/2049	4.250%	10,867,000	11,443,147
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	2,289,000	2,284,559
Eagle Holding Co. II LLC PIK(a)
05/15/2022	7.750%	1,395,000	1,403,719
Inretail Pharma SA(a)
05/02/2023	5.375%	2,166,000	2,262,627
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	3,612,000	3,671,114
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	1,695,000	1,634,278
Total			61,420,861
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	612,000	628,787
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	1,324,000	1,354,143
HUB International Ltd.(a)
05/01/2026	7.000%	2,096,000	2,064,267
Total			4,047,197
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.4%
CSX Corp.
03/01/2048	4.300%	7,380,000	7,765,981
11/15/2048	4.750%	2,765,000	3,087,272
Union Pacific Corp.
09/10/2058	4.800%	6,720,000	7,435,902
Total			18,289,155
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	5,277,000	5,200,578
IRB Holding Corp.(a)
02/15/2026	6.750%	2,321,000	2,263,386
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	1,566,000	1,534,422
Total			8,998,386
Retailers 0.2%
L Brands, Inc.
11/01/2035	6.875%	1,375,000	1,207,649
Lowe’s Companies, Inc.
04/05/2049	4.550%	4,161,000	4,243,550
Party City Holdings, Inc.(a)
08/15/2023	6.125%	238,000	242,175
08/01/2026	6.625%	717,000	713,414
PetSmart, Inc.(a)
06/01/2025	5.875%	1,831,000	1,709,224
Total			8,116,012
Supermarkets 0.6%
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%	1,085,000	1,136,539
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	1,494,000	1,445,947
Kroger Co. (The)
02/01/2047	4.450%	18,578,000	17,422,058
01/15/2048	4.650%	8,470,000	8,137,747
Total			28,142,291
Technology 2.3%
Ascend Learning LLC(a)
08/01/2025	6.875%	1,559,000	1,563,275
08/01/2025	6.875%	1,345,000	1,351,126
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	15,870,000	15,095,639
Camelot Finance SA(a)
10/15/2024	7.875%	3,646,000	3,784,858

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CDK Global, Inc.
06/01/2027	4.875%	3,104,000	3,048,305
CDK Global, Inc.(a)
05/15/2029	5.250%	865,000	861,502
CommScope Finance LLC(a)
03/01/2024	5.500%	1,321,000	1,332,485
03/01/2026	6.000%	1,995,000	1,985,903
03/01/2027	8.250%	798,000	792,139
CommScope Technologies LLC(a)
06/15/2025	6.000%	2,699,000	2,466,344
03/15/2027	5.000%	1,028,000	873,600
Dun & Bradstreet Corp. (The)(a)
08/15/2026	6.875%	2,259,000	2,321,701
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	646,000	666,894
Equinix, Inc.
01/15/2026	5.875%	5,673,000	5,939,761
05/15/2027	5.375%	3,849,000	4,040,950
First Data Corp.(a)
01/15/2024	5.750%	3,385,000	3,474,655
Gartner, Inc.(a)
04/01/2025	5.125%	4,384,000	4,411,663
Informatica LLC(a)
07/15/2023	7.125%	2,348,000	2,371,351
International Business Machines Corp.
05/15/2049	4.250%	8,206,000	8,376,882
Iron Mountain, Inc.
08/15/2024	5.750%	3,307,000	3,292,105
MSCI, Inc.(a)
08/15/2025	5.750%	1,566,000	1,634,730
NCR Corp.
07/15/2022	5.000%	1,342,000	1,341,412
12/15/2023	6.375%	3,654,000	3,730,584
PTC, Inc.
05/15/2024	6.000%	2,399,000	2,509,781
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	4,530,000	4,411,731
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	5,055,000	5,102,148
11/15/2026	8.250%	3,468,000	3,456,174
Symantec Corp.(a)
04/15/2025	5.000%	3,350,000	3,342,570
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	753,000	765,017
Tencent Holdings Ltd.(a)
01/19/2028	3.595%	7,000,000	6,926,262
04/11/2049	4.525%	940,000	993,182
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VeriSign, Inc.
05/01/2023	4.625%	1,734,000	1,752,571
04/01/2025	5.250%	1,288,000	1,345,496
Verscend Escrow Corp.(a)
08/15/2026	9.750%	2,098,000	2,220,441
Total			107,583,237
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	1,295,000	1,310,096
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	2,671,000	2,599,556
ERAC U.S.A. Finance LLC(a)
11/01/2046	4.200%	6,550,000	6,475,016
FedEx Corp.
04/01/2046	4.550%	16,560,000	16,215,883
Hertz Corp. (The)(a)
06/01/2022	7.625%	3,423,000	3,482,902
XPO Logistics, Inc.(a)
06/15/2022	6.500%	1,237,000	1,257,988
Total			31,341,441
Wireless 1.0%
Altice France SA(a)
05/01/2026	7.375%	7,670,000	7,502,878
02/01/2027	8.125%	1,705,000	1,704,760
Altice Luxembourg SA(a)
05/15/2022	7.750%	288,000	292,973
05/15/2027	10.500%	2,026,000	2,029,345
Millicom International Cellular SA(a)
03/25/2029	6.250%	1,700,000	1,780,876
SBA Communications Corp.
09/01/2024	4.875%	7,614,000	7,548,504
Sprint Capital Corp.
11/15/2028	6.875%	4,785,000	4,974,735
Sprint Corp.
02/15/2025	7.625%	846,000	896,367
03/01/2026	7.625%	2,280,000	2,414,299
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	7,774,000	8,200,878
02/01/2026	4.500%	1,047,000	1,034,888
02/01/2028	4.750%	3,299,000	3,275,181
Wind Tre SpA(a)
01/20/2026	5.000%	4,622,000	4,422,025
Total			46,077,709

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.1%
AT&T, Inc.
03/01/2029	4.350%	7,766,000	8,117,769
06/15/2045	4.350%	18,935,000	17,996,335
CenturyLink, Inc.
03/15/2022	5.800%	6,347,000	6,445,506
04/01/2024	7.500%	2,231,000	2,378,808
Frontier Communications Corp.
01/15/2023	7.125%	2,965,000	1,838,300
09/15/2025	11.000%	1,001,000	632,418
Frontier Communications Corp.(a)
04/01/2026	8.500%	941,000	903,465
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%	4,850,000	4,717,619
Telecom Italia Capital SA
09/30/2034	6.000%	1,407,000	1,323,126
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	5,503,000	5,654,591
Total			50,007,937
Total Corporate Bonds & Notes (Cost $1,828,906,419)			1,859,279,597

Foreign Government Obligations(j),(l) 8.6%

Argentina 1.1%
Argentine Republic Government International Bond
01/11/2023	4.625%	18,928,000	14,075,050
04/22/2026	7.500%	14,643,000	11,036,195
01/11/2028	5.875%	14,400,000	9,963,835
07/06/2036	7.125%	6,900,000	4,749,325
04/22/2046	7.625%	1,100,000	771,371
01/11/2048	6.875%	5,100,000	3,418,056
Argentine Republic Government International Bond(k)
12/31/2033	8.280%	1,682,446	1,238,842
Provincia de Buenos Aires(a)
06/15/2027	7.875%	4,900,000	3,439,104
Provincia de Cordoba(a)
08/01/2027	7.125%	3,500,000	2,508,786
Total			51,200,564
Bahrain 0.0%
Bahrain Government International Bond(a)
10/12/2028	7.000%	2,247,000	2,372,461
Belarus 0.1%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	2,200,000	2,300,175
02/28/2030	6.200%	4,400,000	4,411,013
Total			6,711,188
Foreign Government Obligations(j),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.3%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%		720,000	748,762
Brazilian Government International Bond
01/07/2041	5.625%		5,800,000	5,890,921
Petrobras Global Finance BV
01/27/2028	5.999%		5,963,000	6,130,948
Total				12,770,631
China 0.5%
Sinopec Group Overseas Development 2018 Ltd.(a)
09/12/2025	4.125%		4,400,000	4,639,888
Syngenta Finance NV(a)
04/24/2028	5.182%		17,650,000	17,778,986
Total				22,418,874
Croatia 0.2%
Croatia Government International Bond(a)
01/26/2024	6.000%		8,500,000	9,556,346
Dominican Republic 0.8%
Dominican Republic Bond(a)
02/05/2027	11.250%	DOP	400,000,000	8,642,635
Dominican Republic International Bond(a)
01/08/2021	14.000%	DOP	44,440,000	934,788
03/04/2022	10.375%	DOP	397,000,000	8,148,343
02/10/2023	14.500%	DOP	25,000,000	565,322
02/15/2023	8.900%	DOP	42,000,000	816,795
01/25/2027	5.950%		4,475,000	4,718,158
04/30/2044	7.450%		7,900,000	8,846,626
01/27/2045	6.850%		4,881,000	5,156,996
Total				37,829,663
Ecuador 0.0%
Petroamazonas EP(a)
11/06/2020	4.625%		1,200,000	1,166,418
Egypt 0.5%
Egypt Government International Bond(a)
03/01/2024	6.200%		900,000	907,999
04/16/2026	4.750%	EUR	2,100,000	2,252,123
01/31/2027	7.500%		3,900,000	3,971,557
02/21/2028	6.588%		3,850,000	3,668,915
03/01/2029	7.600%		1,250,000	1,249,304
01/31/2047	8.500%		5,700,000	5,608,310
02/21/2048	7.903%		2,800,000	2,625,386
03/01/2049	8.700%		965,000	961,114
Total				21,244,708

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Foreign Government Obligations(j),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
El Salvador 0.0%
El Salvador Government International Bond(a)
12/01/2019	7.375%		2,166,000	2,190,851
Ghana 0.1%
Ghana Government International Bond(a)
03/26/2027	7.875%		712,000	712,869
03/26/2032	8.125%		950,000	911,933
03/26/2051	8.950%		950,000	905,207
Total				2,530,009
Honduras 0.4%
Honduras Government International Bond(a)
03/15/2024	7.500%		3,468,000	3,793,534
03/15/2024	7.500%		2,166,000	2,369,318
01/19/2027	6.250%		10,905,000	11,497,065
Total				17,659,917
Indonesia 0.5%
Indonesia Government International Bond(a)
04/25/2022	3.750%		900,000	914,620
01/15/2045	5.125%		3,600,000	3,895,571
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%		1,700,000	1,934,324
PT Pertamina Persero(a)
05/30/2044	6.450%		10,600,000	12,131,212
Saka Energi Indonesia PT(a)
05/05/2024	4.450%		3,000,000	2,974,542
Total				21,850,269
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		1,572,000	1,478,181
06/15/2033	6.125%		3,847,000	3,372,496
03/22/2048	6.625%	EUR	2,844,000	2,900,462
Ivory Coast Government International Bond(a),(k)
12/31/2032	5.750%		845,270	775,477
Total				8,526,616
Kazakhstan 0.4%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%		1,500,000	1,961,562
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		14,600,000	15,780,016
Total				17,741,578
Mexico 0.6%
Mexican Bonos
06/10/2021	6.500%	MXN	50,000	2,483
Foreign Government Obligations(j),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico Government International Bond
05/29/2031	7.750%	MXN	140,000,000	6,925,220
Petroleos Mexicanos(a)
11/24/2021	7.650%	MXN	18,600,000	898,768
09/12/2024	7.190%	MXN	3,800,000	163,118
Petroleos Mexicanos
11/12/2026	7.470%	MXN	23,700,000	975,304
03/13/2027	6.500%		9,302,000	9,379,765
06/02/2041	6.500%		2,500,000	2,261,382
01/23/2045	6.375%		4,000,000	3,528,468
09/21/2047	6.750%		5,100,000	4,618,371
Total				28,752,879
Morocco 0.2%
OCP SA(a)
04/25/2024	5.625%		6,900,000	7,402,334
Netherlands 0.1%
Equate Petrochemical BV(a)
03/03/2022	3.000%		2,166,000	2,151,542
Kazakhstan Temir Zholy Finance BV(a)
07/10/2042	6.950%		2,200,000	2,639,974
Petrobras Global Finance BV
02/01/2029	5.750%		482,000	486,203
03/19/2049	6.900%		961,000	958,999
Total				6,236,718
Nigeria 0.4%
Nigeria Government International Bond(a)
11/21/2025	7.625%		2,800,000	2,936,058
01/21/2031	8.747%		1,500,000	1,579,795
02/16/2032	7.875%		14,300,000	14,054,769
Total				18,570,622
Oman 0.4%
Oman Government International Bond(a)
06/15/2021	3.625%		2,166,000	2,112,597
01/17/2028	5.625%		10,943,000	9,981,198
01/17/2048	6.750%		2,145,000	1,821,459
Oman Sovereign Sukuk SAOC(a)
10/31/2025	5.932%		2,801,000	2,796,807
Total				16,712,061
Paraguay 0.2%
Paraguay Government International Bond(a)
03/27/2027	4.700%		2,000,000	2,090,748
08/11/2044	6.100%		4,939,000	5,593,625
Total				7,684,373

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Foreign Government Obligations(j),(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2029	4.000%	900,000	949,798
03/14/2049	4.817%	6,500,000	7,177,865
Total			8,127,663
Russian Federation 0.1%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%	3,800,000	3,840,280
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	2,000,000	2,030,854
08/16/2037	7.288%	300,000	359,421
Total			6,230,555
Saudi Arabia 0.3%
Saudi Arabian Oil Co.(a)
04/16/2049	4.375%	6,784,000	6,642,710
Saudi Government International Bond(a)
04/16/2029	4.375%	7,200,000	7,621,056
Total			14,263,766
Senegal 0.2%
Senegal Government International Bond(a)
05/23/2033	6.250%	8,508,000	7,760,428
Serbia 0.1%
Serbia International Bond(a)
09/28/2021	7.250%	6,000,000	6,535,104
South Africa 0.3%
Eskom Holdings SOC Ltd.(a)
01/26/2021	5.750%	6,700,000	6,690,265
Republic of South Africa Government International Bond
06/22/2030	5.875%	5,300,000	5,486,422
Total			12,176,687
Sri Lanka 0.1%
Sri Lanka Government International Bond(a)
04/18/2023	5.750%	1,500,000	1,457,275
07/18/2026	6.825%	1,685,000	1,623,449
04/18/2028	6.750%	3,150,000	2,959,334
Total			6,040,058
Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%	4,000,000	3,965,476
Foreign Government Obligations(j),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ukraine 0.2%
Ukraine Government International Bond(a)
09/01/2024	7.750%		500,000	479,413
09/25/2032	7.375%		6,900,000	6,136,273
Ukraine Railways Via Shortline PLC(a)
09/15/2021	9.875%		2,100,000	2,105,353
Total				8,721,039
United Arab Emirates 0.0%
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%		2,166,000	2,204,457
Total Foreign Government Obligations (Cost $409,197,378)				397,154,313

Inflation-Indexed Bonds(j) 0.1%

Mexico 0.1%
Mexican Udibonos
11/15/2040	4.000%	MXN	112,904,784	5,792,298
Total Inflation-Indexed Bonds (Cost $7,563,468)				5,792,298

Residential Mortgage-Backed Securities - Agency 16.9%

Federal Home Loan Mortgage Corp.(m)
CMO Series 304 Class C69
12/15/2042	4.000%		8,531,670	1,658,177
CMO Series 4120 Class AI
11/15/2039	3.500%		5,767,516	512,146
CMO Series 4121 Class IA
01/15/2041	3.500%		6,535,947	617,681
CMO Series 4147 Class CI
01/15/2041	3.500%		14,241,268	1,776,570
CMO Series 4213 Class DI
06/15/2038	3.500%		9,477,987	637,987
Federal Home Loan Mortgage Corp.(b),(m)
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	3.510%		7,805,933	1,667,167
CMO Series 326 Class S2
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 03/15/2044	3.510%		24,672,947	4,399,029
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	3.760%		7,944,020	741,815

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	3.560%	2,681,842	457,134
Federal Home Loan Mortgage Corp.(h),(m)
CMO Series 4515 Class SA
08/15/2038	1.812%	10,743,484	437,314
CMO Series 4620 Class AS
11/15/2042	1.675%	26,648,799	1,250,769
Federal National Mortgage Association(c)
06/18/2034	3.000%	19,000,000	19,271,641
06/13/2049	3.500%	240,000,000	244,753,126
06/13/2049	4.000%	124,000,000	127,971,875
06/13/2049	5.000%	120,000,000	126,675,000
Federal National Mortgage Association
05/01/2041	4.000%	2,269,385	2,337,952
Federal National Mortgage Association(h),(m)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	7,946,949	1
Federal National Mortgage Association(m)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	9,301,610	1,011,520
CMO Series 2012-121 Class GI
08/25/2039	3.500%	6,429,912	612,763
CMO Series 2012-129 Class IC
01/25/2041	3.500%	6,853,284	920,249
CMO Series 2012-131 Class MI
01/25/2040	3.500%	10,011,982	1,286,912
CMO Series 2012-133 Class EI
07/25/2031	3.500%	3,534,065	327,525
CMO Series 2012-139 Class IL
04/25/2040	3.500%	5,033,394	562,410
CMO Series 2013-1 Class AI
02/25/2043	3.500%	4,552,503	908,791
CMO Series 2013-6 Class MI
02/25/2040	3.500%	6,441,802	716,744
Federal National Mortgage Association(b),(m)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	3.470%	15,952,981	3,324,673
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	3.720%	25,637,430	4,202,236
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-31 Class H5
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	3.570%	22,545,807	3,798,950
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	3.570%	18,482,415	3,588,570
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	3.570%	51,809,877	10,536,145
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	3.670%	17,316,590	3,476,794
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.720%	57,340,789	11,423,157
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	3.720%	19,801,879	4,056,017
CMO Series 2019-8 Class SG
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/25/2049	3.570%	58,762,936	11,419,930
Government National Mortgage Association(c)
06/20/2049	3.000%	32,000,000	32,462,500
06/20/2049	4.500%	30,000,000	31,198,828
Government National Mortgage Association(m)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	16,450,678	1,856,821
Government National Mortgage Association(b),(m)
CMO Series 2016-108 Class SN
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 08/20/2046	3.639%	15,650,771	3,391,869
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	3.659%	25,399,156	4,289,704

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	3.759%	23,310,588	4,559,868
CMO Series 2017-130 Class SG
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	3.759%	18,962,403	2,989,622
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	3.809%	27,899,458	4,620,711
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	3.759%	60,795,645	9,681,074
CMO Series 2018-125 Class SU
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	3.759%	45,459,895	8,572,177
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	3.659%	38,844,678	6,955,777
CMO Series 2018-168 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/20/2048	3.659%	30,434,294	5,263,508
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	3.759%	22,204,731	4,400,125
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.609%	18,270,083	3,502,362
CMO Series 2019-23 Class QS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.609%	63,173,310	11,020,179
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-29 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	3.609%	50,389,712	8,502,473
CMO Series 2019-30 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	3.609%	52,777,061	8,193,201
CMO Series 2019-36 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	3.609%	38,052,970	5,979,442
CMO Series 2019-4 Class SJ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.609%	48,430,543	8,132,079
CMO Series 2019-41 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	3.609%	43,354,595	8,511,283
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	3.709%	29,306,534	5,484,237
Government National Mortgage Association(b),(d),(f),(m)
CMO Series 2019-59 Class JS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	3.701%	27,471,428	4,979,196
Total Residential Mortgage-Backed Securities - Agency (Cost $774,760,835)			781,885,806

Residential Mortgage-Backed Securities - Non-Agency 20.5%

Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	3,585,345	3,668,671
CMO Series 2016-1 Class A2
07/25/2046	5.000%	772,938	784,652
Angel Oak Mortgage Trust LLC(a),(h)
CMO Series 2017-3 Class M1
11/25/2047	3.900%	7,444,000	7,536,452
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A3
04/25/2048	4.218%	17,437,385	18,081,836

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arroyo Mortgage Trust(a),(h)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	14,556,000	14,589,477
Banc of America Funding Trust(a),(d),(h)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	12,763,517	12,509,523
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN6 Class A1
07/25/2033	4.090%	8,383,750	8,432,702
Bayview Opportunity Master Fund IVa Trust(a),(h)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	15,869,342	15,939,505
Bayview Opportunity Master Fund Trust(a)
CMO Series 2018-RN8 Class A1
09/28/2033	4.066%	4,405,892	4,429,262
Bayview Opportunity Master Fund Trust IIb(a)
CMO Series 2018-RN5 Class A1
04/28/2033	3.820%	874,427	876,909
Bayview Opportunity Master Fund Trust IVb(a)
CMO Series 2019-RN1 Class A1
02/28/2034	4.090%	18,291,254	18,504,581
BCAP LLC Trust(a),(h)
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	1,209,346	1,210,424
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	4.030%	10,400,000	10,424,272
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.784%	14,970,000	14,989,178
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	4.234%	18,300,000	18,331,322
CMO Series 2019-2A Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 04/25/2029	3.880%	18,900,000	18,914,288
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	5.180%	13,500,000	13,516,498
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	28,337,231	28,040,358
CMO Series 2017-8 Class A1
12/25/2065	3.000%	10,682,129	10,563,665
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.516%	8,936,466	8,866,161
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2009-4 Class 9A2
03/25/2036	4.850%	1,204,940	1,161,153
CMO Series 2010-6 Class 2A2
09/25/2035	4.849%	1,085,490	1,112,421
CMO Series 2013-11 Class 3A3
09/25/2034	4.234%	3,628,130	3,633,836
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated, CMO Series 2014-C Class B1
02/25/2054	4.250%	5,250,000	5,365,313
COLT Mortgage Loan Trust(a),(h)
CMO Series 2017-2 Class M1
10/25/2047	3.510%	5,000,000	4,983,509
CMO Series 2019-1 Class M1
03/25/2049	4.518%	13,238,000	13,549,174
Credit Suisse Mortgage Capital Certificates(a),(h)
CMO Series 2008-4R Class 3A4
01/26/2038	4.169%	1,014,160	1,013,469
CMO Series 2011-5R Class 3A1
09/27/2047	4.169%	193,105	192,508
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2014-2R Class 18A1
01/27/2037	3.000%	1,981,619	1,968,950
CMO Series 2014-2R Class 19A1
05/27/2036	3.000%	1,270,762	1,262,973
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	4,942,690	4,944,773
CSMC Trust(a)
CMO Series 2018-RPL8 Class A1
07/25/2058	4.125%	18,616,216	18,800,721
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	5,386,941	5,205,435
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	545,855	548,728
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	4.230%	20,000,000	20,016,222
FMC GMSR Issuer Trust(a),(d),(h)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	29,000,000	29,226,548

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT LLC(a)
CMO Series 2017-2 Class A1
04/25/2047	3.500%	3,257,781	3,254,198
CMO Series 2018-1 Class A1
06/25/2048	3.844%	13,969,157	14,000,030
CMO Series 2018-2 Class A1
06/26/2023	4.090%	13,978,207	14,060,679
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	18,086,376	17,914,814
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-1 Class M1
06/25/2048	4.548%	8,700,000	8,962,721
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	17,880,292	17,824,396
New Residential Mortgage LLC(a)
CMO Series 2018-FNT1 Class F
05/25/2023	5.570%	22,579,844	22,709,200
CMO Series 2018-FNT2 Class F
07/25/2054	5.950%	9,492,814	9,579,917
Subordinated, CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	12,837,468	12,925,890
New Residential Mortgage Loan Trust(a),(h)
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	28,407,272	28,899,860
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	6,658,795	6,670,986
Series 2018-PLS1 Class D
01/25/2023	4.374%	13,317,591	13,348,415
Subordinated, CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	9,052,640	9,105,242
Subordinated, CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	12,311,591	12,382,466
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	4,403,655	4,333,212
CMO Series 2017-NPL2 Class A1
07/25/2057	3.000%	11,458,398	11,427,705
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	4.484%	22,671,299	22,700,234
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.280%	35,000,000	35,065,072
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.080%	25,000,000	25,089,627
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	15,503,818	15,475,863
CMO Series 2019-2A Class A1
04/25/2024	3.967%	17,378,316	17,585,463
Preston Ridge Partners Mortgage LLC(a),(h)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	16,711,639	16,707,032
CMO Series 2018-3A Class A1
10/25/2023	4.483%	19,420,766	19,664,903
CMO Series 2019-1A Class A1
01/25/2024	4.500%	29,875,402	30,132,035
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	4.427%	17,750,000	17,808,930
RBSSP Resecuritization Trust(a),(h)
CMO Series 2010-1 Class 3A2
08/26/2035	4.482%	6,323,916	6,408,107
RCO V Mortgage LLC(a)
CMO Series 2018-1 Class A1
05/25/2023	4.000%	8,560,178	8,602,115
RCO V Mortgage LLC(a),(h)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	10,985,653	10,951,487
RCO V Mortgage LLC(a),(d)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	25,000,000	25,000,000
Toorak Mortgage Corp., Ltd.(a),(h)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	8,500,000	8,596,493
VCAT LLC(a)
CMO Series 2019-NPL1 Class A1
02/25/2049	4.360%	11,673,771	11,781,544
Vericrest Opportunity Loan Transferee LXII LLC(a)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	5,450,120	5,433,770
Vericrest Opportunity Loan Transferee LXX LLC(a),(h)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	15,858,025	15,919,872

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	10,129,376	10,169,537
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1B
10/26/2048	4.655%	7,200,000	7,276,268
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	22,952,400	23,145,200
Verus Securitization Trust(a)
CMO Series 2018-1 Class A3
02/25/2048	3.205%	8,207,072	8,210,462
Verus Securitization Trust(a),(h)
CMO Series 2019-1 Class A1
02/25/2059	3.836%	6,494,592	6,598,442
CMO Series 2019-1 Class A3
02/25/2059	4.040%	6,017,773	6,117,519
CMO Series 2019-2 Class A2
05/25/2049	3.345%	5,449,000	5,448,946
CMO Series 2019-2 Class A3
05/25/2049	3.448%	5,246,000	5,245,948
CMO Series 2019-2 Class M1
05/25/2049	3.781%	10,722,000	10,721,678
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	10,795,292	10,974,290
Visio Trust(a),(d),(h)
CMO Series 2019-1 Class A2
06/25/2054	3.673%	5,877,642	5,921,724
CMO Series 2019-1 Class A3
06/25/2054	3.825%	5,032,569	5,070,313
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $942,397,557)			948,418,074

Senior Loans 6.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Doncasters US Finance LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 01/31/2024	5.961%	944,448	667,017
Transdigm, Inc.(b),(n)
Tranche F Term Loan
3-month USD LIBOR + 2.500% 09/07/2021	10.939%	970,197	952,617
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(b),(n)
Tranche E Term Loan
3-month USD LIBOR + 2.500% 07/02/2021	4.233%	1,596,466	1,563,865
Wesco Aircraft Hardware Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 02/02/2024	11.020%	500,000	493,750
Total			3,677,249
Airlines 0.0%
American Airlines, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 01/19/2024	6.690%	969,697	965,653
United AirLines, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 06/28/2023	6.454%	1,000,000	994,060
Total			1,959,713
Automotive 0.1%
Dayco Products LLC/Mark IV Industries, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 03/30/2026	4.940%	759,092	741,542
DexKo Global Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/07/2022	6.717%	987,526	984,445
Horizon Global Corp.(b),(n)
Term Loan
3-month USD LIBOR + 6.000% Floor 1.000% 01/15/2025	4.939%	154,546	151,970
Navistar, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 05/23/2025	5.586%	688,769	687,563
Total			2,565,520
Brokerage/Asset Managers/Exchanges 0.0%
Greenhill & Co., Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 04/12/2024	5.703%	500,000	495,000

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
Covia Holdings Corp.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 01/02/2026	10.203%	496,250	421,505
Ply Gem Midco, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	8.658%	595,500	586,317
QUIKRETE Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/30/2025	4.689%	1,255,651	1,232,899
SRS Distribution, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 10/30/2024	5.717%	496,250	476,867
TAMKO Building Products, Inc.(b),(n),(o)
Term Loan
3-month USD LIBOR + 3.250% 05/29/2026		500,000	497,500
US Silica Co.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/01/2025	6.101%	940,500	891,904
Wilsonart LLC(b),(n)
Tranche D Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 11/18/2024	6.610%	1,000,000	977,810
Total			5,084,802
Cable and Satellite 0.2%
Charter Communications Operating LLC/Safari LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 11/21/2024	6.986%	688,769	687,123
Cogeco Communications (U.S.A.) II LP(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/28/2025	4.940%	1,416,361	1,402,792
CSC Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 06/30/2025	5.467%	519,750	513,253
3-month USD LIBOR + 2.250% 04/29/2026	6.961%	498,750	489,149
3-month USD LIBOR + 3.000% 04/16/2027	5.734%	500,000	498,875
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
MCC Iowa LLC(b),(n)
Tranche M Term Loan
3-month USD LIBOR + 2.000% 05/24/2024	4.189%	1,248,734	1,242,103
Telesat Canada(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 11/27/2020	5.360%	1,455,944	1,437,745
Virgin Media Bristol LLC(b),(n)
Tranche K Term Loan
3-month USD LIBOR + 2.500% 06/01/2025	4.940%	2,175,000	2,154,077
Total			8,425,117
Chemicals 0.4%
Alpha 3 BV/Atotech(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 10/14/2024	5.351%	575,147	566,519
Aruba Investments, Inc./ANGUS Chemical Co.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 08/06/2021	4.451%	974,684	963,718
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 04/24/2022	5.581%	676,844	663,023
Chemours Co. (The)(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 10/01/2026	4.440%	755,640	734,860
ColourOz Investment 1 GmbH(b),(n)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 03/01/2024	4.689%	162,892	151,286
ColourOz Investment 2 LLC(b),(n)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 04/29/2024	5.189%	985,364	915,156
Element Solutions, Inc./MacDermid, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 01/31/2026	4.682%	748,125	744,384

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
HII Holding Corp./Houghton International(b),(d),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.500% Floor 1.250% 02/06/2024	6.439%	850,000	847,875
Ineos US Finance LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 05/29/2025	5.439%	762,831	751,999
Invictus U.S. Newco LLC/SK Intermediate II SARL(b),(d),(n)
2nd Lien Term Loan
3-month USD LIBOR + 6.750% 10/01/2024	6.598%	425,000	420,750
Kraton Polymers LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 10/10/2024	10.772%	582,089	578,271
Messer Industries LLC(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/01/2026	7.045%	2,000,000	1,960,000
Minerals Technologies, Inc.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 04/18/2023	6.011%	750,000	748,125
Momentive Performance Materials GmbH(b),(n),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/15/2024	5.850%	1,500,000	1,493,445
OCI Partners LP(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 07/02/2025	6.601%	990,000	987,525
PQ Corp.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 01/03/2024	6.689%	643,760	640,310
Ravago Holdings America, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	6.689%	288,729	281,872
Schenectady International Group, Inc.(b),(d),(n)
Term Loan
3-month USD LIBOR + 5.750% 03/11/2026	5.939%	698,250	679,048
Solenis Holdings LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/26/2025	6.522%	719,563	712,727
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Starfruit Finco BV/US Holdco LLC/AzkoNobel(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 04/17/2026	6.190%	2,000,000	1,982,080
Trinseo Materials Operating SCA(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 12/31/2025	6.189%	538,028	531,303
Tronox Finance LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 05/08/2025	4.689%	605,342	597,170
Univar U.S.A., Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 06/30/2023	10.782%	500,127	497,557
Vantage Specialty Chemicals, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 01/31/2025	5.770%	497,481	488,775
Vantage Specialty Chemicals, Inc.(b),(d),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 05/23/2025	7.439%	600,000	570,000
Total			19,507,778
Construction Machinery 0.1%
Altra Industrial Motion Corp.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 04/12/2024	6.690%	719,217	711,578
Clarke Equipment Co./Doosan Bobcat, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 04/11/2023	5.440%	773,760	764,669
Douglas Dynamics LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 08/18/2023	5.189%	235,032	234,444
DXP Enterprises, Inc.(b),(d),(n)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 04/12/2025	9.272%	788,000	784,060
North American Lifting Holdings, Inc./TNT Crane & Rigging, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 02/03/2024	6.101%	910,856	855,749

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 04/17/2026	5.440%	497,500	496,525
Vertiv Group Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/02/2025	7.689%	927,155	871,526
Total			4,718,551
Consumer Cyclical Services 0.2%
DTZ U.S. Borrower LLC/Cushman & Wakefield(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 03/05/2026	4.689%	1,120,622	1,116,767
GoDaddy Operating Co., LLC/Finance Co., Inc.(b),(n),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.000% 02/15/2024	4.439%	1,333,676	1,330,516
Staples, Inc.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026	7.610%	750,000	723,750
Trans Union LLC(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 06/24/2021	4.940%	1,440,683	1,436,087
Uber Technologies, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 09/13/2023	4.940%	2,256,919	2,247,507
USS Ultimate Holdings, Inc./United Site Services, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 08/25/2024	6.189%	446,600	446,376
Web.com Group, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2019	7.430%	500,000	493,875
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 04/30/2026	6.690%	731,809	717,173
West Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 08/14/2024	6.440%	906,838	843,741
Total			9,355,792
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Serta Simmons Bedding LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 08/29/2023	4.689%	1,165,557	814,678
SIWF Holdings, Inc.(b),(d),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 12/01/2025	5.101%	545,875	524,040
Steinway Musical Instruments, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 06/26/2025	6.126%	1,485,000	1,455,300
Weight Watchers International, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.750% Floor 0.750% 09/06/2024	4.689%	554,042	542,961
Total			3,336,979
Diversified Manufacturing 0.2%
Allnex & Cy SCA(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 05/19/2023	4.724%	535,848	528,480
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 05/22/2024	6.750%	403,729	398,178
Apex Tool Group LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.250% 08/23/2023	6.851%	771,210	746,786
Bright Bidco BV/Lumileds LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/30/2024	5.267%	1,203,579	908,702
Brookfield WEC Holdings, Inc./Westinghouse Electric Co., LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.750% 12/13/2023	7.351%	224,438	223,796
2nd Lien Term Loan
3-month USD LIBOR + 6.750% Floor 0.750% 02/11/2026	6.930%	500,000	503,125

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	23

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EWT Holdings III Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 10/13/2023	4.680%	935,345	930,668
Gardner Denver, Inc.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 04/01/2024	4.774%	518,497	518,196
Gates Global LLC(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/01/2022	5.689%	720,121	714,360
Harsco Corp.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 06/10/2022	5.190%	1,000,000	998,750
Welbilt, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 04/26/2024	6.720%	500,000	494,375
Zekelman Industries, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 05/17/2024	6.101%	960,472	955,075
Total			7,920,491
Electric 0.4%
AES Corp. (The)(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 08/04/2022	6.189%	433,991	432,637
Astoria Energy LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 04/22/2024	5.601%	743,854	745,096
Calpine Construction Finance Co., LP(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/24/2024	6.439%	1,500,000	1,485,945
Calpine Corp.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 01/15/2024	5.110%	530,236	526,758
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Carroll County Energy LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	6.101%	500,000	502,500
CPV Shore Holdings LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 12/29/2025	6.048%	489,265	487,636
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 04/09/2020	4.187%	1,944,498	1,939,890
Edgewater Generation LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 12/13/2025	5.690%	1,748,125	1,745,066
EFS Cogen Holdings I LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 01/27/2023	4.939%	1,000,000	990,500
Exgen Renewables IV LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	6.500%	477,543	452,921
Frontera Generation Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/01/2026	8.601%	818,812	811,140
Helix Gen Funding LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 03/27/2025	5.025%	750,000	693,750
LMBE-MC Holdco II LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/26/2025	7.439%	733,934	733,016
MRP Generation Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 09/27/2024	6.772%	984,696	974,850
Nautilus Power LLC(b),(n),(o)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	10.851%	1,720,302	1,722,452

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oregon Clean Energy LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 08/17/2024	4.440%	1,000,000	1,000,000
Vistra Operations Co. LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 08/04/2023	5.439%	378,083	376,752
3-month USD LIBOR + 2.250% Floor 0.750% 10/31/2024	6.439%	1,270,750	1,269,009
3-month USD LIBOR + 2.000% 01/15/2026	5.689%	1,500,000	1,494,195
WG Partners Acquisition LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 10/04/2023	5.189%	623,608	615,033
Total			18,999,146
Environmental 0.1%
Advanced Disposal Services, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 02/01/2022	5.439%	1,030,907	1,028,329
EnergySolutions LLC/Envirocare of Utah LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 10/31/2025	6.520%	794,000	748,345
GFL Environmental, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 06/30/2024	19.000%	994,987	973,098
NRC US Holding Co., LLC(b),(n)
Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 12/03/2025	4.690%	992,500	988,163
Total			3,737,935
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 03/27/2020	4.191%	948,697	945,415
Ellie Mae, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/19/2026	6.525%	1,000,000	1,000,310
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
FinCo I LLC/Fortress Investment Group(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 07/01/2024	4.750%	702,100	700,723
Total			2,646,448
Food and Beverage 0.2%
8th Avenue Food & Provisions, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 06/03/2024	5.216%	909,084	907,665
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 05/30/2025	4.637%	1,686,397	1,669,533
Aramark Intermediate HoldCo Corp.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 08/01/2025	7.439%	750,000	745,313
Dole Food Co., Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/06/2024	5.224%	621,562	604,985
H-Food Holdings LLC/Hearthside Food Solutions LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.688% 05/30/2025	6.203%	496,250	484,196
Hostess Brands LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 11/19/2021	5.272%	389,097	385,303
JBS U.S.A. Lux SA(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 08/08/2024	4.929%	775,000	772,900
Post Holdings, Inc.(b),(n)
Tranche A Term Loan
3-month USD LIBOR + 2.000% 08/04/2023	4.930%	1,000,000	995,000
United Natural Foods, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 02/01/2024	6.439%	797,556	681,910
US Foods, Inc./US Foodservice, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 09/13/2023	5.189%	705,859	698,928
Total			7,945,733

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	25

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Foreign Agencies 0.0%
Oxea Holding Vier GmbH(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 05/19/2025	5.439%	564,961	563,548
Gaming 0.4%
Affinity Gaming(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 01/03/2025	4.689%	525,000	499,186
Aristocrat Leisure Ltd.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 11/17/2024	7.285%	1,595,840	1,576,786
Caesars Resort Collection LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 06/02/2025	6.354%	1,565,331	1,552,809
CBAC Borrower LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 03/13/2025	6.940%	560,141	557,166
CCM Merger, Inc./MotorCity Casino Hotel(b),(n)
Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 09/07/2023	7.522%	1,162,901	1,160,355
CityCenter Holdings LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 04/11/2022	5.939%	710,320	702,833
Eldorado Resorts, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 11/28/2024	4.986%	2,000,000	1,992,500
Gateway Casinos & Entertainment Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 07/10/2025	6.651%	545,875	545,023
Golden Nugget, Inc./Landry’s, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 04/25/2025	4.689%	1,131,125	1,123,275
Las Vegas Sands LLC(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 03/01/2026	5.939%	967,631	956,145
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mohegan Tribal Gaming Authority(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 09/18/2024	5.189%	999,829	937,340
PCI Gaming Authority(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 05/29/2026		525,000	524,706
Scientific Games International, Inc.(b),(n)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 10/28/2024	4.351%	2,349,772	2,310,131
Stars Group Holdings BV(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 04/06/2026	5.217%	2,001,016	2,000,075
Wynn Resorts Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 02/24/2025	6.525%	1,000,000	991,500
Total			17,429,830
Health Care 0.5%
Acadia Healthcare Co., Inc.(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 11/03/2023	5.029%	1,000,000	994,460
Air Methods Corp.(b),(n)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/30/2025	6.590%	663,188	576,641
athenahealth, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 02/11/2026	7.238%	500,000	498,960
Avantor, Inc.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 12/31/2025	4.689%	259,135	259,026
Carestream Health, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 12/31/2021	5.689%	756,879	734,172
Change Healthcare Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 11/06/2024	5.189%	1,224,000	1,203,890

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DaVita, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 02/22/2024	6.351%	2,500,000	2,496,875
Diplomat Pharmacy, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 07/02/2025	4.434%	802,500	735,628
Envision Healthcare Corp.(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	5.689%	1,172,062	1,064,139
Gentiva Health Services, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 02/06/2026	6.351%	777,991	777,991
HC Group Holdings III, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 08/18/2022	5.189%	974,684	971,028
HCA, Inc.(b),(n)
Tranche B10 Term Loan
3-month USD LIBOR + 2.000% 08/03/2026	4.939%	741,259	740,748
IQVIA, Inc./Quintiles IMS(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 09/20/2024	6.189%	496,250	492,280
MPH Acquisition Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 07/26/2023	5.083%	1,101,441	1,075,976
National Mentor Holdings, Inc./Civitas Solutions, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 03/09/2026	7.029%	470,760	471,645
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% 03/09/2026	7.029%	29,240	29,295
Ortho-Clinical Diagnostics, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 12/13/2025	4.678%	1,084,179	1,046,688
Owens & Minor, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 07/18/2025	6.939%	1,017,312	854,542
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PAREXEL International Corp.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 03/24/2025	4.689%	739,427	702,145
Phoenix Guarantor, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 02/26/2026	7.100%	500,000	498,855
RegionalCare Hospital Partners Holdings, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/16/2025	5.650%	997,500	994,468
Select Medical Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 12/20/2024	4.439%	1,054,334	1,051,699
Sterigenics-Nordion Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 02/26/2021	5.189%	1,094,426	1,083,142
Syneos Health, Inc.(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 08/01/2024		1,000,000	994,320
Team Health Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 11/21/2024	5.189%	490,000	440,696
Total			20,789,309
Leisure 0.2%
ClubCorp Holdings, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.750% 03/29/2025	6.188%	865,792	831,377
Crown Finance US, Inc./Cineworld Group PLC(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 06/27/2025	5.689%	989,504	971,515
Formula One Management Ltd.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	4.858%	1,098,574	1,071,659
Life Time Fitness, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 03/31/2023	5.689%	1,606,712	1,598,678

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	27

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Metro-Goldwyn-Mayer, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 03/09/2026	7.022%	721,375	713,714
2nd Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 10/12/2023	4.440%	550,000	539,000
NAI Entertainment Holdings LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 10/09/2026	4.940%	621,875	617,988
Six Flags Theme Parks, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/11/2026	4.590%	500,000	499,220
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(n)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 11/15/2023	5.860%	699,874	677,128
Total			7,520,279
Lodging 0.1%
Four Seasons Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 02/05/2025	6.439%	1,000,000	994,580
Hilton Worldwide Finance LLC(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 10/25/2023	4.180%	887,698	885,000
RHP Hotel Properties LP(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/20/2024	6.189%	588,000	585,242
Total			2,464,822
Media and Entertainment 0.4%
Cengage Learning, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 08/30/2023	5.689%	1,412,201	1,342,848
Emerald Expositions Holding, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 04/16/2025	5.189%	686,649	673,348
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Entravision Communications Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 06/15/2025	6.351%	549,283	526,394
Gray Television, Inc.(b),(n)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 12/03/2025	5.680%	1,997,500	1,987,193
iHeartCommunications, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 01/30/2023	5.351%	296,787	296,870
Ion Media Networks, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 10/20/2025	6.940%	1,549,109	1,543,950
Learfield Communications LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/28/2024	5.430%	1,182,985	1,178,052
Lions Gate Capital Holdings LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 08/21/2025	4.555%	708,800	703,484
Meredith Corp.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	5.189%	1,495,430	1,491,228
Mission Broadcasting, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	4.736%	106,344	104,988
Montreign Operating Co., LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 04/11/2025	6.780%	1,336,720	1,113,929
NEP Group, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/30/2022	5.190%	1,000,000	997,810
Nexstar Broadcasting, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 05/18/2026	7.366%	555,878	548,791
Nielsen Finance LLC/VNU, Inc.(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 02/22/2024	4.439%	1,956,947	1,924,325

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Radio One, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/30/2023	5.439%	1,338,564	1,279,439
Sinclair Television Group, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/18/2025	5.601%	1,500,000	1,492,500
Tribune Media Co.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 12/24/2021	6.101%	60,422	60,347
Tranche C Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 07/01/2022	7.101%	836,735	835,479
Univision Communications, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 07/13/2023	5.690%	988,655	936,613
Total			19,037,588
Metals and Mining 0.0%
Big River Steel LLC(b),(n)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 12/13/2023	4.601%	406,185	406,693
Midstream 0.1%
Equitrans Midstream Corp.(b),(n)
Term Loan
3-month USD LIBOR + 4.500% 01/31/2024	5.528%	498,750	501,618
GIP III Stetson I/II LP(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 04/30/2026	6.101%	710,475	709,587
Lower Cadence Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 03/11/2022	6.522%	650,000	648,784
Prairie ECI Acquiror LP(b),(n)
Term Loan
3-month USD LIBOR + 4.750% 03/11/2026	7.413%	1,500,000	1,508,910
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Southcross Energy Partners LP(b),(n),(p)
Debtor in Possession Letter of Credit Term Loan
3-month USD LIBOR + 10.000% 10/02/2019	12.600%	215,686	214,608
Debtor in Possession Term Loan
3-month USD LIBOR + 5.250% 10/01/2019	19.000%	269,567	248,002
Southcross Energy Partners LP(b),(n),(p),(q)
Delayed Draw Debtor in Possession Term Loan
3-month USD LIBOR + 10.000% 10/01/2019	8.276%	234,308	232,550
Southcross Energy Partners LP(b),(n)
Term Loan
3-month USD LIBOR + 5.250% 08/04/2021	10.750%	236,983	142,190
Total			4,206,249
Oil Field Services 0.1%
Apergy Corp.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 01/06/2021	5.854%	478,012	476,220
Fieldwood Energy LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 06/30/2021	6.189%	275,952	257,786
2nd Lien Term Loan
3-month USD LIBOR + 7.250% Floor 1.000% 08/03/2022	4.939%	372,536	307,342
MRC Global, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 11/20/2023	4.940%	1,057,841	1,057,841
Traverse Midstream Partners LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 04/30/2025	5.439%	1,721,375	1,698,997
Total			3,798,186
Other Financial Institutions 0.1%
IRI Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 12/01/2025	7.601%	748,125	738,542

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	29

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lifescan Global Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 6.000% 12/29/2025	4.983%	1,301,812	1,256,249
UFC Holdings LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 04/29/2026	5.831%	1,577,539	1,573,137
VICI Properties 1 LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 06/11/2024	4.439%	1,811,364	1,795,768
Total			5,363,696
Other Industry 0.1%
Filtration Group Corp.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 10/15/2025	5.190%	891,000	887,846
Harland Clarke Holdings Corp.(b),(n)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 12/27/2022	4.439%	1,225,985	1,020,326
Hillman Group, Inc. (The)(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 01/30/2024	5.719%	669,937	652,184
II-VI, Inc.(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 05/08/2026		500,000	495,940
Interior Logic Group Holdings IV LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 12/12/2025	4.439%	845,750	833,064
Lightstone Holdco LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	6.189%	1,289,449	1,274,143
Tranche C Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 08/19/2022	5.189%	72,727	71,863
RBS Global, Inc./Rexnord LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 06/01/2024	4.939%	1,000,000	997,780
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Titan Acquisition Ltd./Husky IMS International Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 08/27/2025	5.695%	642,259	615,869
Total			6,849,015
Other REIT 0.0%
ESH Hospitality, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 12/06/2024	5.189%	1,750,000	1,742,702
Packaging 0.3%
Anchor Glass Container Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 08/05/2022	4.189%	823,531	739,803
Berry Global, Inc.(b),(n)
Tranche R Term Loan
3-month USD LIBOR + 2.000% 06/04/2024	4.190%	1,205,797	1,193,546
Tranche T Term Loan
3-month USD LIBOR + 1.750% 11/30/2023	4.689%	1,000,000	995,480
BWAY Holding Co.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 04/18/2024	4.939%	805,600	783,672
Consolidated Container Co., LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 03/13/2025	5.530%	443,264	438,831
Flex Acquisition Co., Inc./Novolex(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/27/2024	4.689%	1,232,494	1,181,345
Packaging Coordinators Midco, Inc.(b),(d),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	4.939%	696,295	694,554
Plastipak Holdings, Inc.(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 10/14/2024	5.223%	1,731,307	1,718,686
Pregis Holding I Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/02/2023	4.940%	1,004,359	974,228

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Printpack Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/17/2023	4.690%	752,559	737,508
ProAmpac PG Borrower LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 05/01/2024	9.439%	876,628	842,116
2nd Lien Term Loan
3-month USD LIBOR + 8.500% Floor 1.000% 09/23/2024	6.974%	700,000	659,750
Reynolds Group Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	5.189%	2,252,367	2,231,262
Spectrum Holdings III Corp.(b),(d),(n)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 12/19/2023	4.189%	425,000	386,750
Tricorbraun Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 07/10/2023	4.940%	440,182	437,708
Trident TPI Holdings, Inc.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 10/19/2024	5.439%	710,975	682,536
Twist Beauty International Holdings S.A.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 08/20/2025	7.851%	592,759	579,422
Total			15,277,197
Pharmaceuticals 0.2%
Bausch Health Companies, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 10/22/2025	6.189%	1,615,960	1,609,674
3-month USD LIBOR + 2.750% 11/27/2025	4.590%	213,750	212,177
Catalent Pharma Solutions, Inc.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 05/10/2026	5.101%	1,000,000	997,920
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Endo Finance Co. I SARL(b),(n)
Term Loan
3-month USD LIBOR + 4.250% Floor 0.750% 11/29/2024	10.439%	1,462,312	1,408,397
Grifols Worldwide Operations Ltd.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/05/2021	4.439%	728,797	724,971
Jaguar Holding Co. I LLC/Pharmaceutical Product Development LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 07/31/2025	4.716%	1,251,250	1,235,997
Mallinckrodt International Finance SA(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 02/24/2025	5.693%	972,394	849,629
RPI Finance Trust(b),(n)
Tranche B6 Term Loan
3-month USD LIBOR + 2.000% 12/27/2020	6.189%	1,409,251	1,407,714
Total			8,446,479
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 10/02/2025	5.439%	574,586	559,216
Asurion LLC(b),(n)
Tranche B2 2nd Lien Term Loan
3-month USD LIBOR + 6.500% 06/07/2023	5.939%	725,000	736,179
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 02/28/2021	7.601%	228,613	227,594
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 01/15/2025	4.201%	406,101	404,358
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 03/09/2026	5.689%	1,000,000	994,820
HUB International Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 10/10/2025	5.439%	645,125	627,732
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub, Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 12/15/2025	6.274%	997,500	982,119

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	31

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
USI, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 06/14/2021	5.581%	763,375	741,237
Total			5,273,255
Restaurants 0.1%
Carrols Restaurant Group, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 05/01/2026	5.863%	500,000	496,720
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/30/2024	4.390%	619,621	612,749
KFC Holding Co./Yum! Brands(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	4.189%	1,658,575	1,653,649
New Red Finance, Inc./Burger King/Tim Hortons(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/14/2025	5.960%	1,960,502	1,934,153
Total			4,697,271
Retailers 0.2%
Academy Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 06/21/2024	5.000%	480,898	348,252
AI Aqua Merger Sub, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 07/30/2024	9.689%	344,750	332,470
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 04/01/2024	4.439%	636,491	616,601
ASP Unifrax Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 12/12/2025	5.703%	498,750	487,154
Bass Pro Group LLC(b),(n)
Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 11/03/2023	6.680%	486,266	472,436
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Belk, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 05/01/2024	5.189%	532,484	423,660
BJ’s Wholesale Club, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/23/2024	7.189%	844,136	843,874
Burlington Coat Factory Warehouse Corp.(b),(n)
Tranche B5 Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 12/31/2025	5.600%	721,423	719,844
Harbor Freight Tools U.S.A., Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 03/08/2025	5.689%	1,929,828	1,870,003
J.Crew Group, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.220% Floor 1.000% 10/04/2023	4.440%	507,413	421,960
JC Penney Corp., Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/22/2024	4.610%	745,000	635,425
Michaels Stores, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/27/2023	6.101%	997,180	982,222
Party City Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 01/31/2026	4.689%	1,248,081	1,238,721
PetSmart, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 02/02/2024	4.439%	722,430	693,938
Total			10,086,560
Supermarkets 0.0%
Albertsons LLC(b),(n)
Tranche B5 Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 08/04/2025	4.189%	750,000	747,563

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 12/15/2024	4.342%	649,515	646,177
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 04/03/2024	5.678%	651,614	646,831
Total			2,040,571
Technology 1.2%
Applied Systems, Inc.(b),(n),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 10/01/2025	6.601%	1,384,667	1,375,847
Ascend Learning LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/12/2022	8.939%	1,371,497	1,357,206
Avaya, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 01/31/2025	4.440%	1,008,466	986,411
Boxer Parent Co., Inc./BMC Software, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 05/18/2024	8.189%	998,750	980,023
CDS US Intermediate Holdings, Inc.(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 06/21/2024	5.189%	1,000,000	890,000
Celestica, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 11/27/2024	4.690%	996,250	958,891
CommScope, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	5.733%	1,500,000	1,492,500
Corel Corp./Inc.(b),(n)
Term Loan
3-month USD LIBOR + 5.000% 11/30/2023	10.217%	655,215	653,577
Cyxtera DC Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/08/2022	6.217%	1,000,000	944,580
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dawn Acquisition LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 12/07/2023	4.437%	872,812	838,991
Dell International LLC/EMC Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 01/31/2025	4.439%	2,889,831	2,873,128
DigiCert, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/30/2025	4.439%	669,946	667,574
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 05/09/2025	5.524%	420,000	415,800
Dun & Bradstreet Corp. (The)(b),(n)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.430%	750,000	748,125
Evertec Group LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	4.939%	498,750	497,917
First Data Corp.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 06/11/2025	6.189%	561,381	560,382
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 11/10/2023	5.689%	1,840,752	1,820,504
Hyland Software, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 06/07/2023	4.189%	690,722	689,858
Infor US, Inc.(b),(n)
Tranche B6 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/14/2024	4.939%	887,358	883,551
Informatica LLC(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 01/24/2023	6.178%	825,397	824,365

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	33

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ION Trading Technologies SARL(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/27/2025	4.189%	1,493,978	1,454,223
Leidos, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 02/02/2022	4.451%	787,698	786,383
MA FinanceCo LLC/Micro Focus International PLC(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 05/20/2021	6.189%	342,594	338,311
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 12/20/2024	6.125%	212,735	209,544
Maxar Technologies Ltd.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 04/22/2024	4.436%	987,500	866,531
McAfee LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 04/26/2024	4.191%	1,022,717	1,021,010
McDermott International, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/01/2025	6.250%	668,250	647,648
Microchip Technology, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 11/03/2023	5.500%	1,542,264	1,536,095
Misys Ltd./Almonde/Tahoe/Finastra USA(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	6.101%	678,634	663,907
MYOB Group(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 05/01/2026	6.697%	300,000	299,874
Natel Engineering Co., Inc.(b),(n)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 04/29/2026	7.589%	600,000	597,000
Neustar, Inc.(b),(n)
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/16/2025	5.189%	998,734	962,530
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oberthur Technologies Holding SAS(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 10/31/2025	5.190%	829,254	816,815
ON Semiconductor Corp.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 03/06/2025	4.439%	1,000,000	987,220
Perspecta, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 10/10/2025	9.189%	818,812	815,758
Plantronics, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 11/16/2025	6.691%	1,669,069	1,658,637
Project Alpha Intermediate Holding, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 04/10/2023	5.439%	1,472,776	1,470,935
3-month USD LIBOR + 3.500% Floor 1.000% 12/01/2023	5.500%	482,309	475,277
Rackspace Hosting, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 01/26/2024	5.110%	441,020	407,502
Refinitiv US Holdings, Inc.(a),(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 04/17/2026	6.939%	997,500	971,784
Riverbed Technology, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/16/2024	4.689%	910,258	747,895
Rovi Solutions Corp./Guides, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 04/17/2024	5.626%	750,000	731,723
RP Crown Parent LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/09/2023	4.439%	500,000	496,040
Sabre GLBL, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 07/01/2024	5.439%	1,876,899	1,862,822

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Science Applications International Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 03/15/2024	6.352%	995,000	987,537
SCS Holdings I, Inc./Sirius Computer Solutions, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	4.939%	252,949	253,265
SCS Holdings I, Inc./Sirius Computer Solutions, Inc.(b),(n),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 05/22/2026		875,000	873,906
Seattle SpinCo, Inc./Micro Focus International PLC(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 01/25/2026	5.189%	1,190,788	1,172,927
Shutterfly, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 04/29/2023	5.930%	356,583	354,176
SS&C Technologies Holdings, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 11/03/2024	4.439%	316,028	313,835
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 07/03/2025	6.680%	221,679	220,141
Tranche B5 Term Loan
3-month USD LIBOR + 2.250% 04/01/2024	5.439%	2,000,000	1,986,660
Tempo Acquisition LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.860%	933,375	928,316
TTM Technologies, Inc.(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	5.601%	1,885,898	1,848,180
Ultimate Software Group, Inc. (The)(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	6.274%	2,000,000	2,000,000
VeriFone Systems, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/15/2027	6.610%	398,000	392,444
Verint Systems, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 06/28/2024	4.486%	581,798	580,710
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Veritas US, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 12/01/2023	4.440%	721,798	656,194
Verscend Holding Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 02/16/2026	6.189%	1,073,375	1,072,302
Western Digital Corp.(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/08/2023	6.771%	1,000,000	970,000
Xperi Corp.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 09/07/2021	10.500%	457,257	449,255
Zebra Technologies Corp./Diamond Holdings Ltd.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 12/29/2023	9.601%	230,098	229,811
Total			56,574,353
Transportation Services 0.0%
HFOTCO LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 01/31/2024	5.439%	498,744	497,811
Wireless 0.1%
Cellular South, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	7.350%	496,212	492,183
Numericable US LLC(b),(n)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 10/31/2025	5.575%	980,000	930,304
SBA Senior Finance II LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 07/13/2023	4.939%	1,500,000	1,476,375
Sprint Communications, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 03/29/2021	4.689%	1,000,000	987,920
3-month USD LIBOR + 2.500% Floor 0.750% 10/27/2025	5.439%	1,034,297	1,010,384

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	35

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Switch Ltd.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 10/27/2021	5.977%		564,938	559,995
Total				5,457,161
Wirelines 0.1%
CenturyLink, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/01/2025	6.351%		1,318,412	1,281,062
Level 3 Financing, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/15/2026	5.439%		1,250,000	1,229,063
Southwire Co., LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 01/17/2024	7.348%		992,500	987,289
Windstream Services LLC(b),(n),(p)
Debtor in Possession Term Loan
3-month USD LIBOR + 2.500% 01/10/2024	10.689%		1,000,000	1,000,000
Windstream Services LLC(b),(n)
Tranche B6 Term Loan
3-month USD LIBOR + 6.000% Floor 0.750% 12/14/2023	5.190%		599,908	610,970
Total				5,108,384
Total Senior Loans (Cost $309,927,558)				304,007,213

Treasury Bills(j) 0.4%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Argentina 0.2%
Argentina Treasury Bill
09/27/2019	5.340%		11,100,000	10,910,046
Nigeria 0.2%
Nigeria OMO Bill
02/20/2020	12.790%	NGN	2,000,000,000	5,090,603
Treasury Bills(j) (continued)
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Nigeria Treasury Bill
01/16/2020	12.580%	NGN	889,000,000	2,291,256
Total				7,381,859
Total Treasury Bills (Cost $18,155,889)				18,291,905

U.S. Treasury Obligations 0.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2048	3.000%		8,265,000	8,962,359
Total U.S. Treasury Obligations (Cost $8,197,847)				8,962,359

Warrants 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
iHeartCommunications, Inc.(i)	11,995	185,923
Total Communication Services		185,923
Total Warrants (Cost $203,915)		185,923

Options Purchased Calls 0.6%
Value ($)
(Cost $6,522,000)	28,189,960

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(r),(s)	96,053,851	96,044,246
Total Money Market Funds (Cost $96,053,060)		96,044,246
Total Investments in Securities (Cost: $5,128,600,540)		5,164,523,519
Other Assets & Liabilities, Net		(532,728,967)
Net Assets		4,631,794,552

At May 31, 2019, securities and/or cash totaling $34,290,451 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
16,800,000 AUD	11,626,843 USD	HSBC	06/27/2019	—	(35,819)
15,553,000 CAD	11,584,391 USD	Morgan Stanley	06/27/2019	70,298	—
230,031,878 MXN	11,927,031 USD	Morgan Stanley	06/27/2019	238,823	—
49,983,458 EUR	55,989,970 USD	UBS	06/27/2019	37,884	—
Total				347,005	(35,819)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	1,982	09/2019	USD	232,621,767	2,388,457	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(6,096)	06/2019	EUR	(816,376,320)	—	(12,821,998)
Long Gilt	(786)	09/2019	GBP	(101,904,900)	—	(1,609,352)
U.S. Treasury 10-Year Note	(6,461)	09/2019	USD	(818,931,750)	—	(11,715,994)
U.S. Ultra Treasury Bond	(653)	09/2019	USD	(114,785,156)	—	(4,878,563)
Total					—	(31,025,907)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	200,000,000	200,000,000	2.50	06/19/2019	1,050,000	7,402,120
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	480,000,000	480,000,000	2.50	03/04/2020	5,472,000	20,787,840
Total							6,522,000	28,189,960

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(351,000,000)	(351,000,000)	2.25	6/24/2019	(1,404,000)	(5,538,078)
3-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(500,000,000)	(500,000,000)	2.25	7/24/2019	(1,137,500)	(5,558,200)
3-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(396,870,000)	(396,870,000)	2.30	6/20/2019	(615,149)	(4,596,509)
Total							(3,156,649)	(15,692,787)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	37

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.193%	Receives at Maturity, Pays at Maturity	Goldman Sachs International	11/23/2028	USD	45,300,000	(1,132,114)	—	—	—	—	(1,132,114)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.017%	Receives at Maturity, Pays at Maturity	JPMorgan	12/21/2028	USD	41,750,000	(334,985)	—	—	—	—	(334,985)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.953%	Receives at Maturity, Pays at Maturity	JPMorgan	01/08/2029	USD	42,000,000	(63,261)	—	—	—	—	(63,261)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.193%	Receives at Maturity, Pays at Maturity	Morgan Stanley	12/07/2028	USD	45,300,000	(1,138,287)	—	—	—	—	(1,138,287)
Total							(2,668,647)	—	—	—	—	(2,668,647)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
28-Day MXN TIIE-Banxico	Fixed rate of 0.000%	Receives at Maturity, Pays at Maturity	Morgan Stanley	05/31/2021	MXN	1,993,000,000	—	—	—	—	—
Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/09/2026	MXN	580,000,000	(2,599,755)	—	—	—	(2,599,755)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	211,000,000	(1,082,060)	—	—	—	(1,082,060)
Total							(3,681,815)	—	—	—	(3,681,815)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	13,000,000	783,900	(7,583)	557,239	—	219,078	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	24,000,000	1,447,200	(14,000)	1,404,927	—	28,273	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	24,000,000	1,447,200	(14,000)	1,447,208	—	—	(14,008)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	24,000,000	1,809,312	(14,000)	1,362,780	—	432,532	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	24,000,000	1,809,312	(14,000)	1,266,959	—	528,353	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	11,500,000	866,962	(6,708)	578,348	—	281,906	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	10,000,000	753,880	(5,833)	535,538	—	212,509	—
Total							8,917,766	(76,124)	7,152,999	—	1,702,651	(14,008)

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	USD	311,320,000	(372,421)	—	—	—	(372,421)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	8.508%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	1.790%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2019, the total value of these securities amounted to $2,697,302,889, which represents 58.23% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2019.
(c)	Represents a security purchased on a when-issued basis.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents shares owned in the residual interest of an asset-backed securitization.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2019, the total value of these securities amounted to $24,998,780, which represents 0.54% of total net assets.
(g)	Zero coupon bond.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2019.
(i)	Non-income producing investment.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2019.
(l)	Principal and interest may not be guaranteed by the government.
(m)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(n)	The stated interest rate represents the weighted average interest rate at May 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(o)	Represents a security purchased on a forward commitment basis.
(p)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(q)	At May 31, 2019, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Southcross Energy Partners LP Delayed Draw Debtor in Possession Term Loan 10/01/2019 8.276%	231,926

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	39

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(r)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(s)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	266,189,567	1,194,104,963	(1,364,240,679)	96,053,851	(10,204)	9,349	3,568,751	96,044,246
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NGN	Nigerian Naira
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	446,546,440	59,426,315	—	505,972,755
Commercial Mortgage-Backed Securities - Non-Agency	—	209,540,565	—	—	209,540,565
Common Stocks
Communication Services	356,705	—	—	—	356,705
Consumer Discretionary	6,684	56,992	—	—	63,676
Energy	—	275,072	—	—	275,072
Materials	148	—	85,583	—	85,731
Utilities	—	17,321	—	—	17,321
Total Common Stocks	363,537	349,385	85,583	—	798,505
Corporate Bonds & Notes	—	1,859,279,597	—	—	1,859,279,597
Foreign Government Obligations	—	397,154,313	—	—	397,154,313
Inflation-Indexed Bonds	—	5,792,298	—	—	5,792,298
Residential Mortgage-Backed Securities - Agency	—	776,906,610	4,979,196	—	781,885,806
Residential Mortgage-Backed Securities - Non-Agency	—	870,689,966	77,728,108	—	948,418,074
Senior Loans	—	299,100,136	4,907,077	—	304,007,213
Treasury Bills	—	18,291,905	—	—	18,291,905
U.S. Treasury Obligations	8,962,359	—	—	—	8,962,359
Warrants
Communication Services	—	185,923	—	—	185,923
Options Purchased Calls	—	28,189,960	—	—	28,189,960
Money Market Funds	—	—	—	96,044,246	96,044,246
Total Investments in Securities	9,325,896	4,912,027,098	147,126,279	96,044,246	5,164,523,519
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	347,005	—	—	347,005
Futures Contracts	2,388,457	—	—	—	2,388,457
Swap Contracts	—	1,702,651	—	—	1,702,651
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	41

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(35,819)	—	—	(35,819)
Futures Contracts	(31,025,907)	—	—	—	(31,025,907)
Options Contracts Written	—	(15,692,787)	—	—	(15,692,787)
Swap Contracts	—	(6,736,891)	—	—	(6,736,891)
Total	(19,311,554)	4,891,611,257	147,126,279	96,044,246	5,115,470,228
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 08/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 05/31/2019 ($)
Asset-Backed Securities — Non-Agency	35,696,430	72,561	(1,237,500)	(3,542,676)	29,800,000	(1,362,500)	—	—	59,426,315
Common Stocks	81,862	—	—	3,721	—	—	—	—	85,583
Residential Mortgage-Backed Securities - Agency	—	(2,824)	—	37,163	4,944,857	—	—	—	4,979,196
Residential Mortgage-Backed Securities — Non-Agency	18,443,124	12,887	—	503,482	64,941,668	(114,828)	—	(6,058,225)	77,728,108
Senior Loans	9,188,944	1,717	7,454	(129,452)	260,000	(1,317,943)	3,502,179	(6,605,822)	4,907,077
Total	63,410,360	84,341	(1,230,046)	(3,127,762)	99,946,525	(2,795,271)	3,502,179	(12,664,047)	147,126,279
(a) Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2019 was $(4,027,762), which is comprised of Asset-Backed Securities — Non-Agency of $(4,442,676), Common Stocks of $3,721, Residential Mortgage-Backed Securities — Agency of $37,163, Residential Mortgage-Backed Securities — Non-Agency of $503,482 and Senior Loans of $(129,452).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks, residential mortgage backed securities, asset backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments
Multi-Manager International Equity Strategies Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.0%
Issuer	Shares	Value ($)
Argentina 1.3%
MercadoLibre, Inc.(a)	43,811	24,995,052
Australia 1.7%
Accent Group Ltd.	229,775	236,277
ALS Ltd.	148,292	727,382
Altium Ltd.	5,488	116,632
Aurizon Holdings Ltd.	413,814	1,484,306
Austal Ltd.	4,857	9,818
BHP Group Ltd.	163,523	4,249,155
Brambles Ltd.	65,522	549,131
Brambles Ltd., ADR	895	14,951
Cleanaway Waste Management Ltd.	203,401	313,485
Coca-Cola Amatil Ltd.	89,556	590,884
Cochlear Ltd.	51,231	7,082,222
Collins Foods Ltd.	58,635	323,367
Computershare Ltd.	72,195	831,616
CSL Ltd.	50,337	7,152,042
G8 Education Ltd.	131,931	271,095
Genworth Mortgage Insurance Australia Ltd.	32,229	60,212
Hotel Property Investments	12,222	29,420
IPH Ltd.	76,683	363,094
IRESS Ltd.	66,175	622,093
Magellan Financial Group Ltd.	13,359	400,897
McMillan Shakespeare Ltd.	28,245	252,589
Medibank Pvt Ltd.	544,569	1,246,183
Pinnacle Investment Management Group Ltd.	44,745	162,417
QBE Insurance Group Ltd.	106,024	855,186
REA Group Ltd.	1,585	97,305
Reject Shop Ltd. (The)	68,607	98,041
Rio Tinto Ltd.	32,593	2,262,091
Scentre Group	374,696	989,020
South32 Ltd.	197,950	454,015
Steadfast Group Ltd.	17,953	39,126
Sydney Airport	103,238	530,118
Vicinity Centres	297,342	532,971
Village Roadshow Ltd.(a)	13,862	32,695
Total		32,979,836
Common Stocks (continued)
Issuer	Shares	Value ($)
Austria 0.1%
OMV AG	15,260	716,217
Palfinger AG	9,083	262,940
Vienna Insurance Group AG Wiener Versicherung Gruppe	19,683	481,556
Total		1,460,713
Belgium 0.2%
Ageas	30,441	1,486,649
Barco NV	851	165,490
Proximus SADP	5,938	171,307
Telenet Group Holding NV	2,175	117,235
UCB SA	25,400	1,941,823
Total		3,882,504
Brazil 0.6%
B3 SA - Brasil Bolsa Balcao	93,900	874,162
Cielo SA	26,000	44,460
Cielo SA, ADR	21,831	34,384
Direcional Engenharia SA	66,000	167,357
Itaú Unibanco Holding SA, ADR	677,213	6,027,196
Kroton Educacional SA	1,490,300	3,900,503
Total		11,048,062
Canada 3.5%
Canadian Imperial Bank of Commerce	62,633	4,749,376
Constellation Software, Inc.	15,702	13,596,473
Encana Corp.	2,091,317	11,032,177
Fairfax Financial Holdings Ltd.	26,941	12,358,257
Gildan Activewear, Inc.	324,895	11,723,238
Manulife Financial Corp.	455,519	7,643,660
Ritchie Bros. Auctioneers, Inc.	130,926	4,369,000
Total		65,472,181
Chile 0.0%
Enel Americas SA	299,800	47,746
Enel Chile SA	3,548,987	325,020
Total		372,766
Multi-Manager International Equity Strategies Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
China 3.1%
Alibaba Group Holding Ltd., ADR(a)	81,043	12,096,478
Baidu, Inc., ADR(a)	98,005	10,780,550
China Mobile Ltd.	1,931,500	16,871,571
China Mobile Ltd., ADR	29,184	1,278,843
China Petroleum & Chemical Corp., ADR	18,835	1,245,182
China Telecom Corp., Ltd., ADR	3,384	164,293
Industrial & Commercial Bank of China Ltd., ADR	18,511	264,152
PetroChina Co., Ltd., ADR	8,200	453,706
Tencent Holdings Ltd.	266,400	11,108,256
Tencent Music Entertainment Group, ADR(a)	263,136	3,483,921
Total		57,746,952
Colombia 0.0%
Almacenes Exito SA	28,625	119,481
Grupo de Inversiones Suramericana SA	33,464	329,486
Interconexion Electrica SA ESP	50,465	242,015
Total		690,982
Denmark 1.6%
Carlsberg A/S, Class B	25,347	3,330,223
Carlsberg AS, ADR	4,900	128,159
DSV A/S	138,042	12,318,504
Nordic Waterproofing Holding AS(b)	18,720	154,023
Novo Nordisk A/S, ADR	30,893	1,458,149
Novo Nordisk A/S, Class B	67,914	3,195,920
Novozymes AS, Class B	165,270	7,741,521
Ørsted A/S	3,110	247,881
Pandora A/S	4,475	166,222
Tryg AS	7,596	237,418
Vestas Wind Systems A/S	10,349	842,526
Total		29,820,546
Finland 1.2%
KONE OYJ, Class B	211,188	11,506,407
Nokia OYJ	636,117	3,187,239
Nokia OYJ, ADR	73,924	373,316
Nordea Bank(a)	288,672	2,043,941
Orion Oyj, Class B	20,963	685,658
Sampo OYJ, ADR	5,500	118,580
Sampo OYJ, Class A	117,220	5,068,291
Common Stocks (continued)
Issuer	Shares	Value ($)
Tieto OYJ	11,392	320,765
Total		23,304,197
France 6.3%
AXA SA	170,859	4,206,624
Beneteau SA	4,938	55,523
BNP Paribas SA	320,197	14,682,929
Carrefour SA	319,522	6,011,105
Cie de Saint-Gobain	32,086	1,157,309
Cie Generale des Etablissements Michelin CSA	11,871	1,361,390
CNP Assurances	44,897	962,257
Coface SA(a)	43,569	424,604
Danone SA	128,207	10,241,080
Dassault Systemes	15,415	2,287,202
Edenred	336,509	15,351,160
Electricite de France SA	131,787	1,853,966
Engie SA	197,477	2,753,101
EssilorLuxottica SA	59,173	6,782,145
Faurecia SA	4,798	177,127
Groupe Crit	387	26,675
Imerys SA	1,687	73,199
Ipsen SA	11,327	1,353,218
Kering SA	8,306	4,323,250
Legrand SA	141,986	9,544,868
L’Oreal SA	7,646	2,051,270
Peugeot SA	108,319	2,417,689
Publicis Groupe SA	22,620	1,237,065
Renault SA	16,193	975,368
Rexel SA	16,496	178,021
Rothschild & Co.	4,182	122,872
Sanofi	47,975	3,874,332
Sartorius Stedim Biotech	2,654	367,693
SCOR SE	966	39,742
Societe BIC SA(a)	9,381	734,065
Societe Generale SA	65,175	1,630,462
Societe Generale SA, ADR	111,100	560,499
STMicroelectronics NV	88,030	1,331,114
Total SA	292,564	15,168,752
Ubisoft Entertainment SA(a)	3,033	247,855
Veolia Environnement SA	49,471	1,145,016

2	Multi-Manager International Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Vivendi SA	119,057	3,205,777
Worldline SA(a)	16,544	992,664
Total		119,908,988
Germany 8.6%
Adidas AG	14,161	4,042,653
Adidas AG, ADR	2,084	297,887
ADVA Optical Networking SE(a)	7,726	58,539
Allianz SE, Registered Shares	43,572	9,648,170
BASF SE	290,371	19,162,703
Bayer AG, Registered Shares	41,749	2,468,777
Centrotec Sustainable AG	6,051	83,900
Continental AG	44,649	6,072,320
Covestro AG	39,028	1,705,438
Deutsche Boerse AG	145,365	20,006,443
Deutsche Lufthansa AG, ADR	5,300	100,753
Deutsche Lufthansa AG, Registered Shares	38,549	730,956
Deutsche Post AG	397,371	11,690,853
Deutsche Telekom AG, ADR	29,900	504,563
Deutsche Telekom AG, Registered Shares	98,982	1,666,458
E.ON SE	303,548	3,173,727
Evonik Industries AG	11,620	304,583
Fresenius Medical Care AG & Co. KGaA, ADR	7,759	282,505
GEA Group AG	20,293	556,340
Hamburger Hafen und Logistik AG	19,233	455,877
HeidelbergCement AG	10,729	796,001
Henkel AG & Co. KGaA, ADR	4,500	103,230
Hugo Boss AG	14,388	834,713
Koenig & Bauer AG	6,848	266,038
Merck KGaA	11,484	1,108,234
MTU Aero Engines AG	37,301	8,046,830
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	15,610	3,764,377
Muenchener Rueckversicherungs-Gesellschaft AG, ADR	21,953	528,738
OSRAM Licht AG	7,440	221,401
ProSiebenSat.1 Media AG(a)	21,615	352,849
Puma SE	928	539,610
Rational AG	749	475,476
RWE AG	48,770	1,220,139
SAP SE	302,960	37,320,466
Common Stocks (continued)
Issuer	Shares	Value ($)
SAP SE, ADR	32,059	3,945,822
Scout24 AG(b)	249,059	12,370,383
Siemens AG, Registered Shares	22,201	2,515,899
Software AG	34,218	1,118,081
Talanx AG	18,839	746,570
Wacker Chemie AG	352	27,761
Wacker Neuson SE	6,277	145,801
Wirecard AG	13,832	2,161,711
XING SE(a)	590	232,339
Total		161,855,914
Greece 0.0%
Holding Co. ADMIE IPTO SA	15,503	32,450
Guernsey 0.0%
Regional REIT Ltd.(b)	62,027	85,218
Hong Kong 2.3%
AIA Group Ltd.	1,880,400	17,664,870
China Merchants Port Holdings Co., Ltd.	2,132,000	3,733,342
CK Asset Holdings Ltd.	222,000	1,606,709
CK Hutchison Holdings Ltd.	161,000	1,520,704
CNOOC Ltd., ADR	8,014	1,301,233
Hang Lung Group Ltd.	106,000	283,295
Hang Lung Properties Ltd.	316,000	666,730
Hong Kong Exchanges and Clearing Ltd.	347,380	11,056,798
Hysan Development Co., Ltd.	57,000	296,863
Lenovo Group Ltd., ADR	4,500	62,843
Li & Fung Ltd.	646,000	94,528
Link REIT (The)	124,500	1,489,765
Newocean Energy Holdings Ltd.(a)	346,000	82,542
Spring Real Estate Investment Trust	1,008,000	432,189
Swire Pacific Ltd., Class A	163,500	1,934,616
Techtronic Industries Co., Ltd.	106,000	676,668
Valuetronics Holdings Ltd.	229,800	101,167
Vitasoy International Holdings Ltd.	24,000	128,620
WH Group Ltd.	1,443,500	1,299,342
Total		44,432,824

Multi-Manager International Equity Strategies Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 1.9%
CRH PLC	277,220	8,681,802
Kingspan Group PLC	216,893	11,305,811
Ryanair Holdings PLC, ADR(a)	247,244	16,125,254
Total		36,112,867
Israel 0.2%
Bank Hapoalim BM	44,263	318,755
Check Point Software Technologies Ltd.(a)	5,123	564,964
Israel Chemicals Ltd.	192,878	966,259
NiCE Ltd.(a)	801	111,841
NiCE Ltd., ADR(a)	9,200	1,286,620
Teva Pharmaceutical Industries Ltd., ADR(a)	22,653	195,949
Total		3,444,388
Italy 2.7%
A2A SpA	744,491	1,213,450
Assicurazioni Generali SpA	293,216	5,136,446
ASTM SpA	13,857	376,242
Buzzi Unicem SpA	19,560	266,390
Cementir Holding SpA	42,169	279,617
Datalogic SpA	13,374	256,519
Davide Campari-Milano SpA	238,492	2,328,741
Enel SpA	843,273	5,244,491
ENI SpA	331,862	4,998,680
ENI SpA, ADR	79,083	2,370,118
Intesa Sanpaolo SpA	660,649	1,347,513
Italgas SpA	14,165	89,691
Leonardo-Finmeccanica SpA	17,109	189,273
Piaggio & C SpA	130,500	375,882
Reply SpA	1,049	67,361
SAES Getters SpA(a),(c),(d)	8,850	215,797
Telecom Italia SpA(a)	1,408,948	692,654
Terna Rete Elettrica Nazionale SpA	223,824	1,367,305
Tinexta SpA(a)	2,802	40,969
UniCredit SpA	2,057,549	23,326,400
Unipol Gruppo SpA	74,570	342,938
UnipolSai SpA	425,677	1,034,842
Total		51,561,319
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 15.9%
Advantest Corp.	25,100	582,547
AGC, Inc.	8,000	256,107
Ahresty Corp.	33,900	161,602
Aisin Seiki Co., Ltd.	19,600	645,393
Alfresa Holdings Corp.	45,700	1,142,759
Alpha Corp.	3,000	32,591
Alpha Systems, Inc.	15,800	399,530
Amada Holdings Co., Ltd.	24,000	246,105
Argo Graphics, Inc.	12,500	263,582
Asahi Diamond Industrial Co., Ltd.	40,400	238,981
Asahi Group Holdings Ltd.	8,000	351,281
Astellas Pharma, Inc.	114,500	1,534,408
Astellas Pharma, Inc., ADR	18,088	241,565
Bandai Namco Holdings, Inc.	21,800	1,067,306
Benefit One, Inc.	15,900	301,081
Brother Industries Ltd.	26,900	457,692
CAC Holdings Corp.	18,500	286,884
Central Glass Co., Ltd.	19,900	435,136
Central Japan Railway Co.	7,400	1,538,121
Chubu Electric Power Co., Inc.	26,200	357,265
Chugai Pharmaceutical Co., Ltd.	100	6,644
Dai-ichi Life Holdings, Inc.	221,500	3,181,416
Dainippon Sumitomo Pharma Co., Ltd.	7,200	147,116
Daito Pharmaceutical Co., Ltd.	3,100	95,704
Daito Trust Construction Co., Ltd.	1,200	155,907
Daitron Co., Ltd.	16,500	173,572
Daiwa House Industry Co., Ltd.	51,000	1,523,781
Daiwabo Holdings Co., Ltd.	7,200	299,807
Denso Corp.	190,500	7,326,714
Digital Arts, Inc.	5,500	447,364
Duskin Co., Ltd.	6,202	161,507
East Japan Railway Co.	162,600	15,406,429
Eisai Co., Ltd.	27,800	1,628,767
ESPEC Corp.	25,400	519,016
FANUC Corp.	136,500	23,018,711
Ferrotec Holdings Corp.	20,400	158,723
Focus Systems Corp.	1,600	12,363
F-Tech, Inc.	11,400	74,171

4	Multi-Manager International Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
FUJIFILM Holdings Corp.	4,900	233,485
Fujitsu Ltd.	55,900	3,768,484
Glory Ltd.	14,000	344,125
GS Yuasa Corp.	9,200	163,500
Hagiwara Electric Holdings Co., Ltd.	3,400	81,453
Hakuto Co., Ltd.	22,800	239,895
Hamakyorex Co., Ltd.	7,700	255,305
Hankyu Hanshin Holdings, Inc.	4,500	161,407
Hino Motors Ltd.	77,500	611,048
Hioki EE Corp.	1,500	48,181
Hirakawa Hewtech Corp.	13,400	142,308
Hitachi Chemical Co., Ltd.	29,800	791,389
Hitachi High-Technologies Corp.	2,600	109,637
Hitachi Ltd.	141,200	4,754,619
Hitachi Ltd., ADR	800	54,236
Hogy Medical Co., Ltd.	3,000	94,475
Honda Motor Co., Ltd.	34,800	855,856
Hosokawa Micron Corp.	3,100	131,836
Hoya Corp.	16,000	1,107,502
Hoya Corp., ADR	16,200	1,123,389
IHI Corp.	10,300	228,275
Ines Corp.	5,300	57,658
Infocom Corp.	6,800	146,813
Inpex Corp.	147,700	1,188,588
ITOCHU ENEX Co., Ltd.	11,900	91,496
ITOCHU Techno-Solutions Corp.	17,700	436,936
Iwasaki Electric Co., Ltd.	5,700	69,038
Japan Airlines Co., Ltd.	73,100	2,292,298
Japan Exchange Group, Inc.	744,100	11,464,721
Japan Post Insurance Co., Ltd.	12,800	243,454
Japan Tobacco, Inc.	33,300	763,520
JBCC Holdings, Inc.	18,500	215,332
JFE Holdings, Inc.	29,900	412,917
JTEKT Corp.	5,800	61,007
Kamigumi Co., Ltd.	4,700	110,568
Kaneka Corp.	1,800	61,761
Kansai Electric Power Co., Inc. (The)	27,700	322,670
Kao Corp.	17,400	1,350,261
Kawasaki Heavy Industries Ltd.	29,500	656,083
Common Stocks (continued)
Issuer	Shares	Value ($)
Kawata Manufacturing Co., Ltd.	4,100	40,408
KDDI Corp.	901,300	23,084,948
Keihanshin Building Co., Ltd.	11,600	105,886
Keio Corp.	16,900	1,125,301
Komatsu Ltd.	122,100	2,680,295
Konica Minolta, Inc.	74,900	657,141
Kose Corp.	2,102	330,447
KYB Corp.(a)	6,400	164,628
Kyocera Corp.	27,100	1,644,633
Kyosan Electric Manufacturing Co., Ltd.	13,700	44,156
Marubeni Corp.	35,300	220,443
Max Co., Ltd.	14,500	199,089
Mazda Motor Corp., ADR	22,000	106,150
Medipal Holdings Corp.	29,400	634,606
MEIJI Holdings Co., Ltd.	2,600	182,140
Meitec Corp.	3,300	156,462
Mimaki Engineering Co., Ltd.	23,900	126,885
Mitsubishi Chemical Holdings Corp.	30,500	198,767
Mitsubishi Corp.	117,800	3,052,944
Mitsubishi Electric Corp.	155,100	1,926,354
Mitsubishi Heavy Industries Ltd.	47,300	2,067,916
MS&AD Insurance Group Holdings, Inc.	106,500	3,366,811
Nachi-Fujikoshi Corp.	6,800	256,404
Nagano Keiki Co., Ltd.	27,000	168,625
NEC Networks & System Integration Corp.	13,200	331,024
NET One Systems Co., Ltd.	27,600	733,864
NGK Insulators Ltd.	2,700	36,463
NichiiGakkan Co., Ltd.	8,100	104,286
Nichirin Co., Ltd.	10,100	147,684
Nidec Corp.	86,500	10,723,449
Nikkiso Co., Ltd.	23,700	302,981
Nikkon Holdings Co., Ltd.	4,600	104,026
Nikon Corp.	58,100	794,308
Nintendo Co., Ltd., ADR	2,821	124,491
Nippon Express Co., Ltd.	8,100	429,738
Nippon Hume Corp.	24,100	152,325
Nippon Telegraph & Telephone Corp.	81,000	3,624,032
Nippon Telegraph & Telephone Corp., ADR	3,200	142,832
Nissan Motor Co., Ltd.	16,000	108,609

Multi-Manager International Equity Strategies Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nisshinbo Holdings, Inc.	14,500	100,244
Nitto Denko Corp.	13,500	586,465
NS United Kaiun Kaisha Ltd.	3,500	72,669
NSD Co., Ltd.	14,000	388,555
NTT Data Corp.	111,900	1,330,695
NTT DoCoMo, Inc.	208,900	4,801,781
Obayashi Corp.	107,000	979,910
Okabe Co., Ltd.	22,200	196,094
Olympus Corp.	49,600	584,078
Olympus Corp., ADR	10,800	126,738
Ono Pharmaceutical Co., Ltd.	41,100	724,529
Oracle Corp. Japan	1,500	104,206
Organo Corp.	4,300	128,130
ORIX Corp.	129,700	1,828,606
Otsuka Holdings Co., Ltd.	31,600	1,056,237
Panasonic Corp.	169,100	1,335,385
Rakus Co., Ltd.	4,000	93,530
Recruit Holdings Co., Ltd.	47,400	1,503,090
Ricoh Co., Ltd.	97,800	944,593
Riken Keiki Co., Ltd.	9,500	167,860
Ryobi Ltd.	9,000	163,124
Ryoden Corp.	23,900	337,124
Sakai Moving Service Co., Ltd.	1,104	65,249
Sankyo Seiko Co., Ltd.	11,200	53,310
Sanwa Holdings Corp.	43,800	435,916
Sanyo Trading Co., Ltd.	3,100	62,685
SCSK Corp.	10,300	496,459
Seibu Holdings, Inc.	19,300	321,843
Seika Corp.	9,800	111,752
Seiko Epson Corp.	127,300	1,865,756
Seiko Holdings Corp.	13,800	255,607
Sekisui Chemical Co., Ltd.	21,200	310,156
Senshu Electric Co., Ltd.	2,000	42,575
Seven & I Holdings Co., Ltd.	400	13,463
Shibaura Electronics Co., Ltd.	1,100	29,241
Shibaura Mechatronics Corp.	4,100	96,883
Shimano, Inc.	64,600	9,861,548
Shindengen Electric Manufacturing Co., Ltd.	900	28,397
Shin-Etsu Chemical Co., Ltd.	29,800	2,460,808
Common Stocks (continued)
Issuer	Shares	Value ($)
Shin-Etsu Chemical Co., Ltd., ADR	7,000	144,690
Shin-Etsu Polymer Co., Ltd.	23,200	157,270
Shinko Electric Industries Co., Ltd.	700	5,572
Shinsei Bank Ltd.	77,400	1,094,250
Shionogi & Co., Ltd.	46,400	2,529,976
Shiseido Co., Ltd.	3,900	279,804
Sintokogio Ltd.	5,100	42,672
SMC Corp.	28,600	9,322,268
SMK Corp.	2,100	49,403
SoftBank Group Corp.	24,100	2,236,059
Sohgo Security Services Co., Ltd.	2,600	125,331
Sompo Holdings, Inc.	354,300	13,364,796
Sony Corp.	149,600	7,169,391
Sony Financial Holdings, Inc.	40,700	897,814
Subaru Corp.	24,700	570,755
Sumitomo Corp.	93,300	1,340,384
Sumitomo Heavy Industries Ltd.	10,200	320,734
Sumitomo Mitsui Financial Group, Inc.	243,000	8,420,412
Sumitomo Mitsui Trust Holdings, Inc.	209,800	7,665,441
Sumitomo Warehouse Co., Ltd. (The)	37,302	470,265
Sun Corp.	7,300	71,247
Sun-Wa Technos Corp.	16,900	121,964
Suruga Bank Ltd.	57,600	230,299
Suzuken Co., Ltd.	2,100	129,142
Suzuki Motor Corp.	8,000	378,556
Sysmex Corp.	4,700	324,930
Systena Corp.	23,200	334,008
T&D Holdings, Inc.	133,400	1,382,997
Taiheiyo Cement Corp.	14,300	421,347
Takeda Pharmaceutical Co., Ltd.	692,900	23,560,227
Takisawa Machine Tool Co., Ltd.	4,200	53,830
Tatsuta Electric Wire and Cable Co., Ltd.	23,600	94,528
Toa Corp.	5,900	69,947
Tohoku Electric Power Co., Inc.	85,300	869,987
Tokio Marine Holdings, Inc.	63,500	3,146,963
Tokio Marine Holdings, Inc., ADR	6,668	330,299
Tokyo Electric Power Co. Holdings, Inc.(a)	260,900	1,338,384
Tokyo Gas Co., Ltd.	3,000	74,467
Tokyu Corp.	57,700	1,021,396

6	Multi-Manager International Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tomoe Engineering Co., Ltd.	200	4,113
Toshiba Corp.	37,900	1,202,136
Toyo Corp./Chuo-ku	19,800	163,509
Toyo Seikan Group Holdings Ltd.	23,900	451,072
Toyota Tsusho Corp.	267,200	7,663,411
Trend Micro, Inc.	4,600	205,261
Trend Micro, Inc., ADR	800	35,696
Unicharm Corp.	19,800	590,643
Uniden Holdings Corp.	3,400	54,875
Unipres Corp.	10,400	163,048
USS Co., Ltd.	51,800	979,494
Wellnet Corp.	21,100	195,523
West Japan Railway Co.	22,400	1,752,229
Yamaha Motor Co., Ltd.	21,200	360,929
Yamaichi Electronics Co., Ltd.	17,700	144,451
Yokogawa Electric Corp.	44,300	855,347
Yokowo Co., Ltd.	10,900	204,942
Yorozu Corp.	8,300	98,544
Total		299,877,044
Jersey 0.5%
boohoo Group PLC(a)	2,510,663	7,143,037
Ferguson PLC	18,747	1,211,684
IWG PLC	119,465	509,344
WPP PLC, ADR	10,324	614,175
Total		9,478,240
Netherlands 5.1%
ABN AMRO Group NV	96,256	2,033,590
Aegon NV	455,649	2,081,627
Akzo Nobel NV	167,667	14,122,461
ASML Holding NV	61,192	11,519,662
ASR Nederland NV	9,258	350,780
CNH Industrial NV	55,916	484,327
Heineken Holding NV	109,072	10,791,868
IMCD NV	66,073	5,384,465
ING Groep NV	585,445	6,323,562
Koninklijke Ahold Delhaize NV	2,170	48,670
Koninklijke Ahold Delhaize NV, ADR	9,600	215,520
Koninklijke DSM NV	4,650	521,691
Koninklijke KPN NV	1,318,323	4,024,754
Common Stocks (continued)
Issuer	Shares	Value ($)
Koninklijke Philips NV	38,083	1,508,848
Koninklijke Philips NV	130,465	5,170,293
Koninklijke Volkerwessels NV	2,513	45,648
NN Group NV	70,665	2,682,500
NN Group NV, ADR	4,000	75,440
Randstad NV	13,654	702,873
Signify NV	37,679	1,008,550
STMicroelectronics NV	10,077	152,494
STMicroelectronics NV, Registered Shares	46,945	706,053
Unilever NV	54,447	3,273,354
Unilever NV-CVA	318,708	19,184,136
Wolters Kluwer NV	51,015	3,558,965
Wolters Kluwer NV, ADR	2,100	146,192
Total		96,118,323
New Zealand 0.1%
Xero Ltd.(a)	29,000	1,194,096
Norway 0.4%
DNB ASA	151,473	2,567,846
Equinor ASA	104,153	1,989,517
Equinor ASA, ADR	39,344	753,438
Fjordkraft Holding ASA(b)	20,097	101,958
Orkla	41,115	356,051
Storebrand ASA	148,668	1,075,654
Telenor ASA	43,001	885,009
Total		7,729,473
Panama 0.4%
Copa Holdings SA, Class A	90,216	8,084,256
Peru 0.5%
Credicorp Ltd.	38,296	8,570,645
Portugal 0.0%
EDP - Energias de Portugal SA, ADR	1,000	36,365
Russian Federation 0.8%
Gazprom PJSC	832,630	2,733,815
Gazprom PJSC, ADR	43,500	284,925
Lukoil PJSC	52,807	4,237,853
Magnit PJSC GDR(b)	321,248	4,473,950
MMC Norilsk Nickel PJSC, ADR	6,700	139,595
MMC Norilsk Nickel PJSC, ADR	40,544	846,559

Multi-Manager International Equity Strategies Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sberbank of Russia PJSC, ADR	135,066	1,946,403
TCS Group Holding PLC, GDR(b)	30,791	585,029
Total		15,248,129
Singapore 0.5%
United Overseas Bank Ltd.	550,300	9,426,824
South Africa 1.1%
Discovery Ltd.	777,489	7,398,994
Investec Ltd.	167,834	989,633
Naspers Ltd., Class N	51,421	11,592,944
Total		19,981,571
South Korea 2.9%
Chosun Refractories Co., Ltd.	301	23,489
Dasan Networks, Inc.(a)	20,008	177,767
Eugene Technology Co., Ltd.	12,300	117,390
Hana Financial Group, Inc.	44,584	1,358,061
Jahwa Electronics Co., Ltd.(a)	16,603	168,897
KB Financial Group, Inc.	29,627	1,089,899
KB Financial Group, Inc., ADR	3,985	147,126
KC Tech Co., Ltd.	10,617	112,879
Kyeryong Construction Industrial Co., Ltd.	3,957	89,869
Lotte Chilsung Beverage Co., Ltd.	1,757	252,428
MegaStudyEdu Co., Ltd.	6,043	185,472
NAVER Corp.	45,720	4,277,022
Samsung Electronics Co., Ltd.	420,088	14,955,901
Samsung Electronics Co., Ltd. GDR	16,600	14,775,896
Silicon Works Co., Ltd.	6,714	241,376
SK Innovation Co., Ltd.	18,785	2,604,489
SK Telecom Co., Ltd.	67,928	14,269,733
Ssangyong Motor Co.(a)	17,947	61,120
TechWing, Inc.	9,956	110,606
Tovis Co., Ltd.(a)	48,927	267,805
UniTest, Inc.	5,338	55,389
WiSoL Co., Ltd.	14,017	207,229
Total		55,549,843
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 2.0%
Amadeus IT Group SA, ADR	4,044	308,052
Amadeus IT Group SA, Class A	18,730	1,428,718
Banco Santander SA	291,915	1,279,746
Bankinter SA	954,579	6,887,179
CaixaBank SA	1,683,548	5,172,193
Grifols SA	175,055	4,481,528
Grupo Catalana Occidente SA, ADR, Class A	1,196	41,687
Iberdrola SA	221,845	2,062,660
Industria de Diseno Textil SA	330,974	8,838,603
International Consolidated Airlines Group SA, ADR	2,800	31,682
Mapfre SA	293,936	861,602
Repsol SA	183,255	2,950,628
Repsol SA, ADR	58,879	942,358
Telefonica SA	441,342	3,526,355
Total		38,812,991
Sweden 1.5%
Atlas Copco AB, Class A	24,870	667,464
Atlas Copco AB, Class B	431,250	10,424,392
Boliden AB	14,818	337,181
Boliden AB(a),(d)	4,608	2,064
Cellavision AB	6,119	189,234
Electrolux AB, Class B	22,903	496,195
Epiroc AB, Class B	769,804	6,958,511
Essity AB, Class B	47,279	1,387,197
Fortnox AB	5,960	77,780
Global Gaming 555 AB	22,574	20,774
Hexagon AB, ADR	9,400	435,220
Hexagon AB, Class B	24,112	1,118,451
Investment AB Oresund	2,744	36,172
Lundin Petroleum AB	19,325	524,282
Swedish Match AB	30,938	1,396,535
Swedish Orphan Biovitrum AB(a)	12,214	217,705
Telefonaktiebolaget LM Ericsson, ADR	103,419	1,000,062
Telefonaktiebolaget LM Ericsson, Class B	239,414	2,303,568
Vitrolife AB	6,981	148,945
Volvo AB, B Shares	26,114	364,587
Total		28,106,319

8	Multi-Manager International Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 7.0%
ABB Ltd.	1,064,622	19,445,885
Alcon, Inc.(a)	15,755	916,626
Belimo Holding AG, Registered Shares	90	471,910
Cie Financiere Richemont SA, Class A, Registered Shares	149,175	10,973,568
Coca-Cola HBC AG(a)	47,613	1,714,001
Credit Suisse Group AG, Registered Shares(a)	555,993	6,291,005
Inficon Holding AG	403	228,069
Interroll Holding AG, Registered Shares(a)	95	201,481
Nestlé SA, Registered Shares	276,322	27,410,797
Novartis AG, ADR	60,175	5,153,387
Novartis AG, Registered Shares	211,592	18,183,784
Roche Holding AG	468	122,744
Roche Holding AG, ADR	68,141	2,241,839
Roche Holding AG, Genusschein Shares	111,059	29,169,883
SGS SA, Registered Shares	2,299	5,798,621
Swiss Life Holding AG, Registered Shares	1,150	523,054
Swiss Re AG	26,695	2,532,821
Swiss Re AG, ADR	4,900	115,738
Vetropack Holding AG	34	71,481
Total		131,566,694
Taiwan 1.1%
Anpec Electronics Corp.	133,000	240,294
Globe Union Industrial Corp.	26,000	14,588
Quang Viet Enterprise Co., Ltd.	25,000	122,766
Shane Global Holding, Inc.	31,000	139,012
Taiwan FU Hsing Industrial Co., Ltd.	83,000	116,973
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	546,820	20,970,547
TSC Auto ID Technology Co., Ltd.	11,000	88,149
Total		21,692,329
Turkey 0.1%
Akbank T.A.S.(a)	2,069,733	2,129,580
United Kingdom 20.3%
3i Group PLC	250,628	3,327,094
Admiral Group PLC	29,329	763,331
Aggreko PLC	113,631	1,108,181
Anglo American PLC	45,799	1,095,676
Ashtead Group PLC	66,403	1,558,841
Common Stocks (continued)
Issuer	Shares	Value ($)
ASOS PLC(a)	168,271	7,296,258
Associated British Foods PLC	56,610	1,764,463
AstraZeneca PLC	236,575	17,433,759
AstraZeneca PLC, ADR	71,696	2,679,996
Avast PLC	220,557	861,613
Aveva Group PLC	16,093	751,932
Aviva PLC	2,415,235	12,347,322
BAE Systems PLC	169,315	967,946
Barclays Bank PLC	8,914,693	16,800,444
BHP Group PLC	99,617	2,248,172
BHP Group PLC, ADR	67,102	3,026,971
BP PLC	2,337,638	15,839,292
Brewin Dolphin Holdings PLC	46,241	176,658
British American Tobacco PLC	504,588	17,527,291
BT Group PLC, ADR	66,171	820,520
Burberry Group PLC	305,126	6,530,860
Carnival PLC	129,814	6,464,993
Centrica PLC	463,353	547,870
Coca-Cola European Partners PLC	21,821	1,208,883
Compass Group PLC	120,039	2,715,873
Compass Group PLC, ADR	27,236	618,393
DFS Furniture PLC	71,675	218,835
Diageo PLC, ADR	6,732	1,131,380
Direct Line Insurance Group PLC	92,639	370,347
Experian PLC	505,839	15,243,620
Experian PLC, ADR	18,372	554,191
Galiform PLC	725,500	4,600,345
GlaxoSmithKline PLC, ADR	134,000	5,177,760
Glencore PLC(a)	753,776	2,411,842
GoCompare.com Group PLC	301,247	316,661
Greggs PLC	40,285	1,105,503
Halma PLC	71,615	1,640,940
Hammerson PLC	177,884	608,324
Hargreaves Lansdown PLC	440,864	12,582,369
Hikma Pharmaceuticals PLC	10,176	202,845
IG Group Holdings PLC	72,450	501,654
Imperial Brands PLC, ADR	6,100	147,285
Inchcape PLC	43,143	318,937
Indivior PLC(a)	62,615	36,043

Multi-Manager International Equity Strategies Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
InterContinental Hotels Group PLC	18,664	1,202,298
Intermediate Capital Group PLC	81,000	1,343,109
International Consolidated Airlines Group SA	241,444	1,374,753
J. Sainsbury PLC	267,523	676,623
Johnson Matthey PLC	172,201	6,727,842
Jupiter Fund Management PLC	263,718	1,225,187
Just Eat PLC(a)	1,107,838	8,412,038
Kingfisher PLC	150,836	406,711
Kingfisher PLC, ADR	27,200	145,928
Land Securities Group PLC	49,050	513,113
Linde PLC	122,416	22,123,865
Lloyds Banking Group PLC	8,466,200	6,119,396
Lloyds Banking Group PLC, ADR	53,600	152,224
Lookers PLC	228,187	247,809
Luxfer Holdings PLC, ADR	1,477	35,404
Meggitt PLC	85,992	531,743
Micro Focus International PLC	399,152	9,634,414
National Grid PLC, ADR	49,700	2,498,916
Pearson PLC	66,448	661,399
Persimmon PLC	37,678	937,249
Prudential PLC	1,543,834	30,770,313
Prudential PLC, ADR	16,741	668,301
Reckitt Benckiser Group PLC, ADR	54,120	872,414
RELX PLC	194,178	4,517,680
RELX PLC	133,429	3,099,063
Renishaw PLC	4,906	241,612
Rio Tinto PLC	373,638	21,425,470
Rio Tinto PLC, ADR	118,907	6,888,283
Rolls-Royce Holdings PLC(a)	1,504,495	16,341,582
Rolls-Royce Holdings PLC(a),(c),(d)	99,075,033	125,256
Royal Dutch Shell PLC, Class B	532,481	16,582,596
Saga PLC	431,088	231,953
Sage Group PLC (The)	349,228	3,292,553
Scottish & Southern Energy PLC	994,093	13,563,000
Senior PLC	242,289	704,522
Smith & Nephew PLC	170,873	3,589,831
Smith & Nephew PLC, ADR	72	3,043
St. James’s Place PLC	385,784	5,095,643
Taylor Wimpey PLC	403,955	844,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Unilever PLC, ADR	31,549	1,921,650
Vesuvius PLC	41,679	263,106
Victrex PLC	15,768	395,655
Vodafone Group PLC	7,752,143	12,656,307
Whitbread PLC	9,675	565,456
Total		383,280,823
United States 0.5%
PriceSmart, Inc.	21,291	1,034,743
Spotify Technology SA(a)	65,094	8,174,504
Total		9,209,247
Total Common Stocks (Cost $1,972,134,155)		1,815,300,551

Exchange-Traded Funds 0.2%
	Shares	Value ($)
United States 0.2%
iShares MSCI EAFE ETF	43,272	2,743,445
iShares MSCI Eurozone ETF	12,300	466,416
Total		3,209,861
Total Exchange-Traded Funds (Cost $3,262,060)		3,209,861

Participation Notes 0.1%
Issuer	Shares	Value ($)
United Kingdom 0.1%
HSBC Bank PLC
(linked to common shares of Alinma Bank)
01/19/2021	271,736	1,746,194
Total Participation Notes (Cost $1,568,173)		1,746,194

Preferred Stocks 1.8%
Issuer	Shares	Value ($)
Colombia 0.0%
Grupo de Inversiones Suramericana SA	11,767	105,547
Germany 1.7%
BMW AG	7,843	464,088
Porsche Automobil Holding SE(a)	18,743	1,163,026
Schaeffler AG	6,869	50,633
Volkswagen AG	195,084	30,327,642
Total		32,005,389

10	Multi-Manager International Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2019 (Unaudited)
Preferred Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation 0.0%
Tatneft PJSC(a)	21,770	194,328
Spain 0.1%
Grifols SA	101,328	1,788,328
Total Preferred Stocks (Cost $40,758,861)		34,093,592

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(e),(f)	29,160,732	29,157,816
Total Money Market Funds (Cost $29,157,816)		29,157,816
Total Investments in Securities (Cost $2,046,881,065)		1,883,508,014
Other Assets & Liabilities, Net		7,818,975
Net Assets		$1,891,326,989
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2019, the total value of these securities amounted to $17,770,561, which represents 0.94% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2019, the total value of these securities amounted to $341,053, which represents 0.02% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	25,677,255	312,451,492	(308,968,015)	29,160,732	(102)	—	390,655	29,157,816
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager International Equity Strategies Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	24,995,052	—	—	—	24,995,052
Australia	—	32,979,836	—	—	32,979,836
Austria	—	1,460,713	—	—	1,460,713
Belgium	—	3,882,504	—	—	3,882,504
Brazil	11,013,678	34,384	—	—	11,048,062
12	Multi-Manager International Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Canada	65,472,181	—	—	—	65,472,181
Chile	372,766	—	—	—	372,766
China	29,502,973	28,243,979	—	—	57,746,952
Colombia	571,501	119,481	—	—	690,982
Denmark	1,458,149	28,362,397	—	—	29,820,546
Finland	373,316	22,930,881	—	—	23,304,197
France	—	119,908,988	—	—	119,908,988
Germany	4,732,890	157,123,024	—	—	161,855,914
Greece	—	32,450	—	—	32,450
Guernsey	—	85,218	—	—	85,218
Hong Kong	1,301,233	43,131,591	—	—	44,432,824
Ireland	16,125,254	19,987,613	—	—	36,112,867
Israel	2,047,533	1,396,855	—	—	3,444,388
Italy	2,370,118	48,975,404	215,797	—	51,561,319
Japan	—	299,877,044	—	—	299,877,044
Jersey	614,175	8,864,065	—	—	9,478,240
Netherlands	5,488,255	90,630,068	—	—	96,118,323
New Zealand	—	1,194,096	—	—	1,194,096
Norway	753,438	6,976,035	—	—	7,729,473
Panama	8,084,256	—	—	—	8,084,256
Peru	8,570,645	—	—	—	8,570,645
Portugal	—	36,365	—	—	36,365
Russian Federation	—	15,248,129	—	—	15,248,129
Singapore	—	9,426,824	—	—	9,426,824
South Africa	—	19,981,571	—	—	19,981,571
South Korea	147,126	55,402,717	—	—	55,549,843
Spain	—	38,812,991	—	—	38,812,991
Sweden	1,000,062	27,104,193	2,064	—	28,106,319
Switzerland	6,070,013	125,496,681	—	—	131,566,694
Taiwan	20,970,547	721,782	—	—	21,692,329
Turkey	—	2,129,580	—	—	2,129,580
United Kingdom	26,213,331	356,942,236	125,256	—	383,280,823
United States	9,209,247	—	—	—	9,209,247
Total Common Stocks	247,457,739	1,567,499,695	343,117	—	1,815,300,551
Exchange-Traded Funds	3,209,861	—	—	—	3,209,861
Participation Notes	—	1,746,194	—	—	1,746,194
Preferred Stocks
Colombia	105,547	—	—	—	105,547
Germany	—	32,005,389	—	—	32,005,389
Russian Federation	—	194,328	—	—	194,328
Spain	—	1,788,328	—	—	1,788,328
Total Preferred Stocks	105,547	33,988,045	—	—	34,093,592
Money Market Funds	—	—	—	29,157,816	29,157,816
Total Investments in Securities	250,773,147	1,603,233,934	343,117	29,157,816	1,883,508,014
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 2 and 3 during the period.
Multi-Manager International Equity Strategies Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	6,576,294	6,576,294	—
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
14	Multi-Manager International Equity Strategies Fund | Quarterly Report 2019